United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:                                                                7/31/09

Date of Reporting Period:  Fiscal year ended: 7/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)
July 31, 2008	$1.00	0.035	--		0.035	(0.035)
July 31, 2009	$1.00	0.008	0.000	[6]	0.008	(0.008)

Municipal Obligations Fund
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000)	[6]	0.029	(0.029)
July 31, 2007 [5]	$1.00	0.034	0.000	[6]	0.034	(0.034)
July 31, 2008	$1.00	0.028	0.000	[6]	0.028	(0.028)
July 31, 2009	$1.00	0.014	(0.000)	[6]	0.014	(0.014)

Prime Cash Obligations Fund
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)
July 31, 2009	$1.00	0.015	(0.000)	[6]	0.015	(0.015)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

7 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.32% and 0.28% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]	Net Assets End of Period (000 omitted)

--		(0.014)	$1.00	1.38%	0.31%	[4]	2.92%	[4]	0.24%	$298,625
--		(0.041)	$1.00	4.19%	0.31%		4.17%		0.20%	$377,414
--		(0.050)	$1.00	5.14%	0.31%		5.04%		0.09%	$ 637,491
--		(0.035)	$1.00	3.54%	0.30%		3.45%		0.09%	$1,128,743
(0.000)	[6]	(0.008)	$1.00	0.85%	0.33%		0.73%		0.08%	$ 2,196,774

--		(0.017)	$1.00	1.71%	0.28%		1.94%		0.28%	$1,061,717
--		(0.029)	$1.00	2.90%	0.28%		2.83%		0.24%	$ 882,006
--		(0.034)	$1.00	3.46%	0.28%		3.41%		0.12%	$1,012,433
(0.000)	[6]	(0.028)	$1.00	2.82%	0.28%	[7]	2.78%		0.12%	$1,156,792
(0.000)	[6]	(0.014)	$1.00	1.42%	0.32%	[7]	1.30%		0.11%	$ 1,537,150

--		(0.021)	$1.00	2.16%	0.28%		2.12%		0.26%	$709,195
--		(0.042)	$1.00	4.28%	0.26%		4.21%		0.24%	$987,698
--		(0.051)	$1.00	5.23%	0.28%		5.10%		0.11%	$982,594
--		(0.039)	$1.00	3.99%	0.28%		3.83%		0.11%	$1,495,405
--		(0.015)	$1.00	1.48%	0.32%		1.40%		0.10%	$1,523,322

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--		0.015	(0.015)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [6]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)
July 31, 2009	$1.00	0.016	--		0.016	(0.016)

Prime Value Obligations Fund
July 31, 2005	$1.00	0.022	--		0.022	(0.022)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [6]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)
July 31, 2009	$1.00	0.016	--		0.016	(0.016)

Treasury Obligations Fund
July 31, 2005	$1.00	0.020	--		0.020	(0.020)
July 31, 2006	$1.00	0.040	--		0.040	(0.040)
July 31, 2007 [6]	$1.00	0.050	--		0.050	(0.050)
July 31, 2008	$1.00	0.029	--		0.029	(0.029)
July 31, 2009	$1.00	0.004	0.000	[5]	0.004	(0.004)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

6 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets End of Period (000 omitted)

--		(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$817,205
--		(0.042)	$1.00	4.28%	0.26%		4.18%		0.27%		$734,060
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.15%		$1,180,189
--		(0.039)	$1.00	3.95%	0.27%		3.97%		0.15%		$832,279
--		(0.016)	$1.00	1.64%	0.30%		1.56%		0.15%		$893,126

--		(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
--		(0.042)	$1.00	4.29%	0.27%		4.28%		0.22%		$1,427,494
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.12%		$2,534,174
--		(0.039)	$1.00	3.99%	0.27%		3.70%		0.12%		$4,799,985
--		(0.016)	$1.00	1.64%	0.30%		1.89%		0.11%		$1,162,306

--		(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$622,744
--		(0.040)	$1.00	4.09%	0.30%		4.07%		0.20%		$1,037,466
--		(0.050)	$1.00	5.06%	0.30%		4.94%		0.09%		$1,138,133
--		(0.029)	$1.00	2.99%	0.30%		2.73%		0.08%		$1,640,798
(0.000)	[5]	(0.004)	$1.00	0.37%	0.33%		0.28%		0.08%		$2,411,738

Shareholder Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,001.10	$1.64
Municipal Obligations Fund	$1,000	$1,003.60	$1.64
Prime Cash Obligations Fund	$1,000	$1,003.50	$1.59
Prime Management Obligations Fund	$1,000	$1,004.30	$1.49
Prime Value Obligations Fund	$1,000	$1,004.50	$1.64
Treasury Obligations Fund	$1,000	$1,000.30	$1.59
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.16	$1.66
Municipal Obligations Fund	$1,000	$1,023.16	$1.66
Prime Cash Obligations Fund	$1,000	$1,023.21	$1.61
Prime Management Obligations Fund	$1,000	$1,023.31	$1.51
Prime Value Obligations Fund	$1,000	$1,023.16	$1.66
Treasury Obligations Fund	$1,000	$1,023.21	$1.61

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.33%
Municipal Obligations Fund	0.33%
Prime Cash Obligations Fund	0.32%
Prime Management Obligations Fund	0.30%
Prime Value Obligations Fund	0.33%
Treasury Obligations Fund	0.32%

Government Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	49.5%
Repurchase Agreements	48.6%
U.S. Treasury Securities	2.4%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.4%
8-30 Days	18.2%
31-90 Days	14.6%
91-180 Days	11.3%
181 Days or more	10.0%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		GOVERNMENT AGENCIES--49.5%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.212%, 8/8/2009	$135,000,000
50,000,000		Federal Farm Credit System Notes, 0.560%, 7/1/2010	50,005,938
4,184,806,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210% - 3.200%, 8/6/2009 - 3/1/2010	4,179,522,331
7,379,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.194% - 0.916%, 8/3/2009 - 9/11/2009	7,377,682,935
3,224,387,000		Federal Home Loan Bank System Notes, 0.290% - 5.000%, 9/18/2009 - 8/4/2010	3,230,888,172
3,283,450,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 3/16/2010	3,278,399,029
3,117,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.215% - 0.816%, 8/3/2009 - 10/12/2009	3,116,813,114
391,090,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 7.000%, 9/22/2009 - 3/15/2010	399,622,851
3,274,570,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 9/25/2009 - 7/12/2010	3,269,198,014
1,147,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.400% - 0.883%, 8/3/2009 - 10/13/2009	1,147,238,702
1,213,056,000		Federal National Mortgage Association Notes, 0.280% - 7.250%, 9/15/2009 - 4/19/2010	1,236,681,830
366,655,000	[1]	Housing and Urban Development Floating Rate Notes, 0.797%, 8/3/2009	366,655,000
		TOTAL GOVERNMENT AGENCIES	27,787,707,916
		U.S. TREASURY--2.4%
1,280,000,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	1,275,919,034
100,000,000		United States Treasury Notes, 4.625%, 11/15/2009	101,227,091
		TOTAL U.S. TREASURY	1,377,146,125
		REPURCHASE AGREEMENTS--48.6%
2,500,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	2,500,000,000
2,396,000,000	[3]	Interest in $3,200,000,000 joint repurchase agreement 0.23%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,201,206,222 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $3,277,804,573.	2,396,000,000
364,169,000		Repurchase agreement 0.21%, dated 7/31/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $364,175,373 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $372,618,531.	364,169,000
1,142,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Bank of America, N.A., will repurchase a security provided as collateral for $2,000,035,000 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2035 and the market value of that underlying security was $2,040,035,700.	1,142,000,000
1,000,000,000	[3]	Repurchase agreement 0.19%, dated 7/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,036,944 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/20/2039 and the market value of those underlying securities was $1,029,651,625.	1,000,000,000
1,199,000,000	[3]	Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,311,111 on 8/25/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,798,862,359.	1,199,000,000
425,781,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	425,781,000
3,000,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,000,055,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $3,060,056,194.	3,000,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,079,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,053,432,387.	$1,079,000,000
1,606,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,092,361 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,575,032,569.	1,606,000,000
925,000,000		Interest in $1,167,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,167,021,395 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $1,202,010,679.	925,000,000
1,449,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.16%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $2,000,062,222 on 8/4/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $2,040,054,401.	1,449,000,000
764,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,000,172,222 on 8/24/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,020,056,667.	764,000,000
500,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 7/20/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,131,250 on 8/20/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $765,058,012.	500,000,000
606,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/27/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,140,000 on 8/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $816,028,561.	606,000,000
1,500,000,000		Repurchase agreement 0.21%, dated 7/31/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,500,026,250 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $1,530,026,776.	1,500,000,000
200,000,000	[3]	Repurchase agreement 0.25%, dated 7/6/2009 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $200,041,667 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2036 and the market value of those underlying securities was $206,037,782.	200,000,000
248,491,000		Interest in $250,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,004,375 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $255,000,261.	248,491,000
1,000,000,000		Repurchase agreement 0.21%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,017,500 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,020,001,488.	1,000,000,000
803,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 7/17/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,207,958 on 8/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,074,865,311.	803,000,000
1,176,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,000,036,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $2,046,934,161.	1,176,000,000
500,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,009,167 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2038 and the market value of those underlying securities was $515,000,907.	500,000,000
500,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $500,009,167 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2037 and the market value of those underlying securities was $514,471,222.	500,000,000
1,079,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,052,917,202.	1,079,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $148,000,000 joint repurchase agreement 0.15%, dated 7/31/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $148,001,850 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/13/2011 and the market value of those underlying securities was $150,963,600.	$100,000,000
200,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Wachovia Bank N.A. will repurchase securities provided as collateral for $200,003,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/3/2029 and the market value of those underlying securities was $204,004,888.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	27,262,441,000
		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST) [4]	56,427,295,041
		OTHER ASSETS AND LIABILITIES - NET--(0.5)% [5]	(275,656,776)
		TOTAL NET ASSETS--100%	$56,151,638,265

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$--	$ 27,787,707,916	$--	$ 27,787,707,916
U.S. Treasury	--	1,377,146,125	--	1,377,146,125
Repurchase Agreements	--	27,262,441,000	--	27,262,441,000
TOTAL SECURITIES	$--	$56,427,295,041	$--	$56,427,295,041

Municipal Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.7%
Municipal Notes	8.9%
Commercial Paper	2.9%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.3%
8-30 Days	3.7%
31-90 Days	2.3%
91-180 Days	1.1%
181 Days or more	4.1%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5% [1,2]
		Alabama--2.5%
$2,325,000		Alabama HFA MFH, (Series 2001D), Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	$2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.630%, 8/6/2009	7,840,000
4,180,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 4.310%, 8/6/2009	4,180,000
9,755,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,755,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/6/2009	10,000,000
50,000,000		Columbia, AL, IDB (Series 1997), Daily VRDNs (Alabama Power Co.), 0.450%, 8/3/2009	50,000,000
15,000,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.490%, 8/5/2009	15,000,000
11,100,000		Columbia, AL, IDB PCR (Series 1999-C), Daily VRDNs (Alabama Power Co.), 0.270%, 8/3/2009	11,100,000
16,000,000		Mobile, AL Special Care Facilities Financing Authority (Series 2008-A), Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	16,000,000
1,000,000		Montgomery County, AL, LT GO Warrants (Series 1999), 5.60% Bonds (United States Treasury PRF 9/1/2009@102), 9/1/2024	1,054,375
2,405,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.530%, 8/5/2009	2,405,000
3,335,000		Ridge Improvement District (Elmore County) AL (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 4.000%, 8/6/2009	3,335,000
6,700,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	6,700,000
2,570,000		Tuscaloosa County, AL Park & Recreation Authority (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 2.750%, 8/6/2009	2,570,000
		TOTAL	146,764,375
		Alaska--1.3%
7,500,000		Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.410%, 8/5/2009	7,500,000
41,620,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.230%, 8/6/2009	41,620,000
25,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	25,008,368
		TOTAL	74,128,368
		Arizona--0.4%
15,975,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank NV LOC), 0.400%, 8/3/2009	15,975,000
1,160,000		Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.490%, 8/6/2009	1,160,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 8/6/2009	4,000,000
		TOTAL	21,135,000
		Arkansas--0.4%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 8/6/2009	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/6/2009	10,900,000
2,000,000		Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	2,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/6/2009	7,100,000
		TOTAL	25,630,000
		California--5.3%
17,460,000		Bay Area Toll Authority, CA (Series 2007B-2), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/6/2009	17,460,000
8,385,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 1.010%, 8/6/2009	8,385,000
3,000,000		California Infrastructure & Economic Development Bank (Series 2008B), Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.320%, 8/3/2009	3,000,000
620,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.680%, 8/5/2009	620,000
3,355,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	3,355,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.810%, 8/6/2009	6,815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	$5,000,000
3,500,000		California PCFA (Series 2002), Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.810%, 8/6/2009	3,500,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T&W Farms)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	2,940,000
1,430,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	1,430,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B&B Dairy, LLC)/(CoBank, ACB LOC), 0.810%, 8/6/2009	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 0.810%, 8/6/2009	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A&M Farms)/(Wachovia Bank N.A. LOC), 0.810%, 8/6/2009	2,000,000
2,540,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	2,540,000
3,920,000		California PCFA (Series 2006A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.640%, 8/5/2009	3,920,000
2,085,000		California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	2,085,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.680%, 8/5/2009	3,395,000
16,840,000		California State (Series 2004 A-4), Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A. New York LOCs), 0.410%, 8/3/2009	16,840,000
28,000,000	[3]	California State, EAGLES (Series 2006-0098), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 1.060%, 8/6/2009	28,000,000
2,020,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 0.900%, 8/5/2009	2,020,000
8,500,000		California Statewide Communities Development Authority (Series 2004J), Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	8,500,000
17,700,000		California Statewide Communities Development Authority (Series 2005), Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.230%, 8/5/2009	17,700,000
4,435,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.000%, 8/6/2009	4,435,000
1,860,000		Concord, CA, MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank N.A. New York LOC), 0.550%, 8/6/2009	1,860,000
1,975,000		Los Angeles, CA Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments), Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America N.A. LOC), 0.430%, 8/3/2009	1,975,000
36,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A. New York LIQ), 0.360%, 8/6/2009	36,000,000
9,000,000		Los Angeles, CA Unified School District (2008 Series A), Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 8/5/2009	9,000,000
30,000,000		Los Angeles, CA Wastewater System, 0.60% CP, Mandatory Tender 8/3/2009	30,000,000
4,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.250%, 8/6/2009	4,000,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank N.A. New York LOC), 0.510%, 8/3/2009	5,300,000
14,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.270%, 8/5/2009	14,000,000
15,000,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34A), Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.000%, 8/5/2009	15,000,000
25,225,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34B), Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.750%, 8/5/2009	25,225,000
10,960,000		Southern California Public Power Authority (Power Projects)/(Series 2009-1: Magnolia Power Project A), Weekly VRDNs (KBC Bank NV LOC), 0.290%, 8/5/2009	10,960,000
		TOTAL	311,160,000
		Colorado--1.5%
1,105,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	1,105,000
5,680,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	5,680,000
2,735,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	2,735,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	2,000,000
410,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/6/2009	410,000
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	1,500,000
15,000,000		Denver, CO City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank NV LOC), 0.440%, 8/5/2009	15,000,000
28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	28,500,000
28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C3), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	28,500,000
		TOTAL	85,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.7%
$1,795,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.230%, 8/5/2009	$1,795,000
4,600,000		Connecticut Development Authority (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 8/12/2009	4,600,000
500,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.320%, 8/5/2009	500,000
6,985,000		New Britain, CT, 3.00% BANs, 3/30/2010	7,062,602
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,056,560
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,018,945
		TOTAL	38,033,107
		Delaware--2.8%
78,500,000		Delaware EDA, IDRB (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.440%, 8/3/2009	78,500,000
73,000,000		Delaware EDA, IDRB (Series D), Daily VRDNs (Motiva Enterprises LLC), 0.600%, 8/3/2009	73,000,000
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.690%, 8/6/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	5,000,000
		TOTAL	163,500,000
		District of Columbia--0.5%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.550%, 8/6/2009	7,500,000
11,340,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	11,340,000
5,300,000		District of Columbia (Series 2007), Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	5,300,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.390%, 8/6/2009	3,795,000
		TOTAL	27,935,000
		Florida--4.9%
28,750,000		Alachua County, FL Health Facilities Authority (Series A), Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	28,750,000
8,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	8,725,000
3,000,000		Florida HFA (Series 2006H), Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 3.080%, 8/6/2009	3,000,000
40,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.700%, 8/5/2009	40,500,000
16,000,000		Highlands County, FL Health Facilities Authority (Series 2006B-2), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.300%, 8/6/2009	16,000,000
1,255,000		Hillsborough County, FL, HFA (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A. New York LOC), 0.510%, 8/5/2009	1,255,000
2,719,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.870%, 8/6/2009	2,719,000
3,500,000	[3,4]	Lee County, FL Memorial Health System (Series 2009D), Weekly VRDNs (SunTrust Bank LOC), 1.850%, 8/5/2009	3,500,000
4,845,000		Leesburg, FL Hospital Authority (Series 2008A), Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	4,845,000
10,800,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145), Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.560%, 8/6/2009	10,800,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.510%, 8/6/2009	25,000,000
34,300,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A. New York LIQ), 0.590%, 8/6/2009	34,300,000
77,745,000		Orlando & Orange County Expressway Authority, FL (Subseries 2008B-2), Weekly VRDNs (SunTrust Bank LOC), 1.500%, 8/6/2009	77,745,000
7,700,000		Palm Beach County, FL Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/(Citibank N.A. New York LOC), 0.750%, 8/5/2009	7,700,000
3,245,000		Pasco County, FL Educational Facilities Authority (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.750%, 8/7/2009	3,245,000
19,385,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/3/2009	19,385,000
		TOTAL	287,469,000
		Georgia--4.4%
53,970,000		Albany-Dougherty County, GA Hospital Authority (Series 2008B), Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 1.000%, 8/3/2009	53,970,000
10,850,000		Athens-Clarke County, GA, IDA (Series 2001), Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.600%, 8/3/2009	10,850,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.660%, 8/6/2009	$5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 4.000%, 8/6/2009	3,000,000
5,540,000		Clayton County, GA, Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	5,540,000
6,000,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.050%, 8/5/2009	6,000,000
9,300,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,300,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.940%, 8/6/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.590%, 8/6/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	7,475,000
11,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.580%, 8/6/2009	11,000,000
780,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 2.100%, 8/5/2009	780,000
15,000,000		Fayette County, GA, Hospital Authority (Series 2007), Weekly VRDNs (Fayette Community Hospital)/(SunTrust Bank LOC), 1.850%, 8/5/2009	15,000,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	16,000,000
900,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	900,000
1,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,475,000
2,750,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 8/6/2009	2,750,000
16,830,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 2.050%, 8/5/2009	16,830,000
14,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.750%, 8/6/2009	14,430,000
1,500,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Walton Ridenour Apts)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,500,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 2.290%, 8/5/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.590%, 8/6/2009	19,000,000
		TOTAL	254,850,000
		Illinois--2.2%
1,050,000		Arlington Heights, IL (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.800%, 8/6/2009	1,050,000
5,600,000		Chicago, IL, MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,600,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 0.840%, 8/6/2009	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990), Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.400%, 8/5/2009	3,000,000
980,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 8/5/2009	980,000
1,410,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.820%, 8/6/2009	1,410,000
450,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	450,000
3,695,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	3,695,000
3,170,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.080%, 8/5/2009	3,170,000
1,100,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,100,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.800%, 8/6/2009	3,140,000
4,540,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	4,540,000
2,640,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.170%, 8/5/2009	2,640,000
1,365,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/6/2009	1,365,000
7,425,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.480%, 8/6/2009	7,425,000
1,170,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,170,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.500%, 8/6/2009	7,500,000
5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,600,000
960,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/6/2009	960,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98% TOBs, Mandatory Tender 8/1/2009	14,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 0.500%, 8/5/2009	$8,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.620%, 8/6/2009	25,000,000
1,200,000		Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc. LLC)/(Northern Trust Co., Chicago, IL LOC), 0.500%, 8/5/2009	1,200,000
1,110,000		Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.420%, 8/6/2009	1,110,000
3,980,000		Peoria, IL (Series 2000), Weekly VRDNs (Peoria Academy Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	3,980,000
920,000		Quad Cities, IL Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.800%, 8/6/2009	920,000
1,800,000		Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/5/2009	1,800,000
1,400,000		Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	1,400,000
1,409,000		West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/6/2009	1,409,000
500,000		Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.380%, 8/6/2009	500,000
		TOTAL	128,704,000
		Indiana--3.8%
4,485,000		Angola, IN Educational Facilities (Series 2006), Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,485,000
15,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,055,632
645,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/6/2009	645,000
4,100,000		Gary/Chicago, IN International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.670%, 8/6/2009	4,100,000
775,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	775,000
2,000,000		Indiana Development Finance Authority (Series 2001), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	2,000,000
900,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	900,000
19,820,000		Indiana Development Finance Authority (Series 2002), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	19,820,000
2,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/6/2009	2,800,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB&B LLC)/(Harris, N.A. LOC), 0.800%, 8/6/2009	6,095,000
10,000,000		Indiana State Finance Authority - Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	10,000,000
60,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.100%, 8/3/2009	60,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/5/2009	9,750,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-7), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.750%, 8/3/2009	20,000,000
5,000,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	5,000,000
1,300,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.900%, 8/5/2009	1,300,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	6,500,000
14,510,000		Jasper, IN Hospital Authority (Series 2008), Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	14,510,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.540%, 8/6/2009	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	1,000,000
10,000,000		Spencer County, IN, PCA (Series 1998), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	10,000,000
1,700,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/6/2009	1,700,000
1,600,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	1,600,000
		TOTAL	223,070,632
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--0.2%
$5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.760%, 8/6/2009	$5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.760%, 8/6/2009	6,000,000
500,000		Iowa Higher Education Loan Authority (Series 2008), Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 8/6/2009	500,000
2,640,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,640,000
		TOTAL	14,440,000
		Kansas--1.0%
7,274,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	7,274,000
3,430,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.410%, 8/6/2009	9,285,000
10,000,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.480%, 8/6/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
19,300,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	19,303,135
		TOTAL	59,292,135
		Kentucky--0.9%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	8,500,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 8/6/2009	2,245,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 8/6/2009	5,500,000
200,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	200,000
3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.500%, 8/6/2009	3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,075,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 8/6/2009	5,740,000
1,450,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 6.000%, 8/6/2009	1,450,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 8/6/2009	8,000,000
10,000,000		Somerset, KY, Industrial Building (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/6/2009	10,000,000
		TOTAL	50,710,000
		Louisiana--3.5%
18,800,000		Calcasieu Parish, LA, IDB (Series 1994), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.420%, 8/3/2009	18,800,000
2,730,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	2,730,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.750%, 8/6/2009	5,000,000
4,630,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.500%, 8/6/2009	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.530%, 8/5/2009	4,000,000
10,450,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	10,450,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.480%, 8/3/2009	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 8/3/2009	34,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	40,000,000
25,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.430%, 8/3/2009	25,000,000
12,000,000		Louisiana State Offshore Terminal Authority (Series 2003A), Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.600%, 8/3/2009	12,000,000
10,000,000		St. Tammany Parish Development District, LA (Series 2008A), Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	10,000,000
		TOTAL	201,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maine--0.8%
$9,800,000		Cumberland County, ME, 2.00% TANs, 11/13/2009	$9,815,086
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/5/2009	3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.420%, 8/6/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	46,915,086
		Maryland--0.6%
2,730,000		Maryland Community Development Administration - MFH (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.600%, 8/5/2009	2,730,000
4,450,000		Maryland Community Development Administration - MFH (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.600%, 8/5/2009	4,450,000
3,000,000		Maryland Community Development Administration - MFH (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.410%, 8/6/2009	3,000,000
5,900,000		Maryland Community Development Administration - MFH (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.410%, 8/6/2009	5,900,000
3,000,000		Maryland Community Development Administration - Residential Revenue (2008 Series D), Weekly VRDNs (KBC Bank NV LIQ), 0.430%, 8/6/2009	3,000,000
1,500,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	1,500,000
7,420,000	[3,4]	Maryland State Economic Development Corp., SPEARs (DB-635), Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Deutsche Bank AG LIQ), 0.390%, 8/6/2009	7,420,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.600%, 8/7/2009	3,500,000
4,450,000		Montgomery County, MD Housing Opportunities Commission (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.570%, 8/5/2009	4,450,000
		TOTAL	35,950,000
		Massachusetts--1.4%
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.35% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/14/2009	10,000,000
1,965,000		Massachusetts Development Finance Agency (Series 2004), 1.60% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/14/2009	1,965,000
5,000,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.320%, 8/6/2009	5,000,000
4,400,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.360%, 8/6/2009	4,400,000
1,900,000		Massachusetts HEFA (Series A-1), Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 2.300%, 8/6/2009	1,900,000
9,805,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	9,805,000
7,500,000		Massachusetts IFA (Series 1992B), 1.20% CP (New England Power Co.), Mandatory Tender 10/15/2009	7,500,000
2,750,000		Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,750,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	4,500,000
3,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	3,000,000
10,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/5/2009	10,000,000
10,000,000		Montachusett, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,000,883
8,845,000		Quincy, MA, 1.50% BANs, 7/30/2010	8,919,243
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,001,091
		TOTAL	83,741,217
		Michigan--1.9%
12,785,000	[3,4]	Detroit, MI City School District, MACON (Series 2006 J), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.710%, 8/6/2009	12,785,000
1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	1,500,000
1,500,000		Michigan Municipal Bond Authority (Series A1), 3.00% Bonds, 8/20/2009	1,501,052
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	$3,280,000
7,250,000		Michigan State, 3.00% RANs, 9/30/2009	7,261,126
37,500,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 8/3/2009	37,500,000
47,600,000		St. Joseph, MI Hospital Finance Authority (Series 2006), Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/6/2009	47,600,000
		TOTAL	111,427,178
		Minnesota--1.4%
1,050,000		Blue Earth, MN (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/6/2009	1,050,000
2,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	2,000,000
6,000,000		Eden Prairie, MN, MFH (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	6,000,000
5,205,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.390%, 8/6/2009	5,205,000
4,790,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	4,790,000
3,020,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	3,020,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	24,390,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	11,000,000
5,000,000		St. Anthony, MN (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	5,000,000
975,000		St. Paul, MN Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.680%, 8/5/2009	975,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	4,820,000
720,000		St. Paul, MN Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	720,000
3,925,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	3,925,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	4,000,000
		TOTAL	79,145,000
		Mississippi--2.2%
13,045,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	13,045,000
10,000,000		Mississippi Business Finance Corp. Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/6/2009	10,000,000
1,500,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	1,500,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	2,420,000
2,495,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	2,495,000
59,200,000		Mississippi Business Finance Corp., (Series 2008), Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	59,200,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,800,000
7,200,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.500%, 8/6/2009	7,200,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	8,600,000
9,670,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,670,000
6,945,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	6,945,000
		TOTAL	130,875,000
		Missouri--0.5%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	10,000,000
10,000,000		Buchanan County, MO Solid Waste Disposal (Series 2009B), Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.560%, 8/6/2009	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/6/2009	2,000,000
935,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$1,445,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	$1,445,000
4,090,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.660%, 8/6/2009	4,090,000
610,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.730%, 8/6/2009	610,000
		TOTAL	29,080,000
		Montana--0.7%
35,200,000		Montana State Board Of Investments (Series 1989), Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.440%, 8/5/2009	35,200,000
5,850,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.570%, 8/6/2009	5,850,000
		TOTAL	41,050,000
		Multi-State--7.5%
30,312,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	30,312,000
81,259,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	81,259,000
18,851,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	18,851,000
23,717,306	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	23,717,306
44,730,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	44,730,000
7,395,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	7,395,000
14,278,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.410%, 8/6/2009	14,278,000
9,402,000		FHLMC (Series M019-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	9,402,000
27,651,000		FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	27,651,000
19,925,000		FHLMC (Series M021-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	19,925,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.50%, 8/6/2009	76,300,000
85,300,000	[3,4]	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.50%, 8/6/2009	85,300,000
		TOTAL	439,120,306
		Nebraska--1.0%
2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,400,000
300,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	300,000
36,565,000		Nebraska Educational Finance Authority (Series 2008), Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	36,565,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998) Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	5,700,000
		TOTAL	57,685,000
		Nevada--1.6%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.470%, 8/5/2009	50,000,000
15,900,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.050%, 8/5/2009	15,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.500%, 8/6/2009	10,000,000
16,400,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank N.A. New York LOC), 0.530%, 8/6/2009	16,400,000
		TOTAL	92,300,000
		New Hampshire--1.0%
11,260,000		New Hampshire Business Finance Authority (Series 2008), Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 1.400%, 8/3/2009	11,260,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.35% CP (New England Power Co.), Mandatory Tender 8/14/2009	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire--continued
$30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.60% CP (New England Power Co.), Mandatory Tender 8/12/2009	$30,000,000
10,000,000		New Hampshire HEFA (Series 2008), Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	10,000,000
		TOTAL	55,260,000
		New Jersey--1.3%
6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	6,213,534
10,292,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	10,345,583
53,800,000		New Jersey EDA (2008 Series X), Weekly VRDNs (New Jersey State)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	53,800,000
5,515,000		Ridgewood, NJ, 1.25% BANs, 6/25/2010	5,546,996
		TOTAL	75,906,113
		New Mexico--0.6%
895,000		Albuquerque, NM, IDRB (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	895,000
3,790,000		Albuquerque, NM, IDRB (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	3,790,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	3,200,000
10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.320%, 8/3/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.620%, 8/5/2009	2,150,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.440%, 8/5/2009	10,000,000
1,935,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	1,935,000
		TOTAL	31,970,000
		New York--4.1%
10,500,000		Akron, NY Central School District, 2.50% BANs, 7/14/2010	10,573,573
16,715,000		Amherst, NY Central School District, 2.00% BANs, 8/5/2010	16,830,501
13,100,000		Averill Park, NY Central School District, 2.00% BANs, 6/25/2010	13,198,814
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,504,330
25,970,000		Greene, NY Central School District, 2.00% BANs, 7/30/2010	26,109,986
8,970,000		Hamburg Town, NY, 1.50% BANs, 7/14/2010	9,020,708
5,590,000		Hempstead Town, NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	5,590,000
20,000,000		Indian River, NY Central School District, 2.50% BANs, 6/25/2010	20,159,057
3,250,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2009	3,250,000
10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank N.A. New York LOC), 0.760%, 8/6/2009	10,000,000
20,000,000		New York City, NY, IDA (Series 2007), Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.470%, 8/6/2009	20,000,000
5,000,000		New York City, NY, IDA Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A. New York LOCs), 0.223%, 8/3/2009	5,000,000
10,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.280%, 8/6/2009	10,500,000
13,800,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.450%, 8/5/2009	13,800,000
16,900,000		New York State HFA (Series 2005A: 250 West 93rd Street), Weekly VRDNs (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringen LOC), 0.350%, 8/5/2009	16,900,000
20,900,000		New York State HFA (Series 2008A: 505 West 37th Street), Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thueringen LOC), 0.450%, 8/5/2009	20,900,000
19,500,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDNs (Deutsche Bank AG LIQ), 0.40%, 8/6/2009	19,500,000
2,500,000		Waverly, NY Central School District, 2.00% BANs, 7/16/2010	2,509,394
4,420,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/5/2009	4,420,000
5,400,000		Yonkers, NY, 5.00% BANs, 8/14/2009	5,401,401
		TOTAL	241,167,764
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--3.6%
$8,000,000		Charlotte, NC Water & Sewer System (Series 2006B), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.340%, 8/6/2009	$8,000,000
17,012,000		Charlotte, NC (Series 2005), 0.85% CP, Mandatory Tender 9/10/2009	17,012,000
8,205,000		Cleveland County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Chris Craft Corporation)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	8,205,000
1,100,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	1,100,000
4,700,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 0.527%, 8/3/2009	4,700,000
17,500,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.510%, 8/5/2009	17,500,000
15,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	15,000,000
10,500,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	10,500,000
50,000		North Carolina Capital Facilities Finance Agency (Series 2005), Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	50,000
20,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.050%, 8/5/2009	20,000,000
5,300,000		North Carolina Educational Facilities Finance Agency (Series 2000), Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	5,300,000
3,480,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	3,480,000
87,260,000		North Carolina Medical Care Commission (Series 2008), Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.520%, 8/5/2009	87,260,000
12,405,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 2.050%, 8/6/2009	12,405,000
1,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	1,003,637
		TOTAL	211,515,637
		North Dakota--0.2%
515,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.580%, 8/6/2009	515,000
10,920,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	10,920,000
		TOTAL	11,435,000
		Ohio--0.8%
4,800,000		Allen County, OH (Series 2008B), Daily VRDNs (Catholic Healthcare Partners)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	4,800,000
165,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	165,000
20,305,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.250%, 8/6/2009	20,305,000
20,000,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 3.250%, 8/6/2009	20,000,000
1,265,000		Montgomery County, OH (Series 2000), Weekly VRDNs (Community Blood Center Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.830%, 8/6/2009	1,265,000
		TOTAL	46,535,000
		Oklahoma--1.0%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 2.050%, 8/5/2009	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,000,000
13,235,867	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	13,235,867
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.480%, 8/5/2009	2,500,000
1,810,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	1,810,000
3,000,000		Oklahoma State Turnpike Authority (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.220%, 8/6/2009	3,000,000
23,800,000		Oklahoma State Turnpike Authority (Series 2006F), Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	23,800,000
		TOTAL	55,545,867
		Oregon--1.5%
500,000		Oregon State EDRB (Series 175), Weekly VRDNs (L.D. McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.680%, 8/6/2009	500,000
28,000,000		Oregon State Housing and Community Services Department (2008 Series C), Weekly VRDNs (KBC Bank NV LIQ), 0.440%, 8/6/2009	28,000,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,681,149
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oregon--continued
$2,000,000		Port Portland, OR Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.410%, 8/6/2009	$2,000,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	10,000,000
		TOTAL	88,181,149
		Pennsylvania--1.0%
1,080,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.380%, 8/6/2009	1,080,000
13,600,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series B of 2008), Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	13,600,000
31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,753,897
7,290,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority (Series A of 2007), Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.550%, 8/6/2009	7,290,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	1,335,000
		TOTAL	55,058,897
		Rhode Island--0.3%
3,040,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	3,040,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.360%, 8/5/2009	7,000,000
8,150,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.420%, 8/3/2009	8,150,000
		TOTAL	18,190,000
		South Carolina--2.0%
8,100,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	8,100,000
4,600,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1998), Daily VRDNs (BP Amoco Corp.)/(GTD by BP Amoco Corp.), 0.400%, 8/3/2009	4,600,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.500%, 8/5/2009	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	5,600,000
25,000,000		Berkeley County, SC IDB (Series 1998) Weekly VRDNs (Nucor Corp.), 0.500%, 8/5/2009	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.660%, 8/5/2009	3,700,000
3,000,000		South Carolina Jobs-EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	3,000,000
6,225,000		South Carolina Jobs-EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	6,225,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/6/2009	15,000,000
12,635,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	12,635,000
		TOTAL	117,860,000
		South Dakota--1.2%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.760%, 8/6/2009	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.600%, 8/6/2009	4,000,000
10,800,000		South Dakota Housing Development Authority (Series 2007 I), Weekly VRDNs, 0.340%, 8/6/2009	10,800,000
45,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series 2008C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.410%, 8/5/2009	45,000,000
		TOTAL	69,650,000
		Tennessee--2.8%
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.500%, 8/5/2009	5,000,000
900,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	900,000
800,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	800,000
35,000,000		Johnson City, TN Health & Education Facilities Board (Series 2007A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	35,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$41,800,000		Johnson City, TN Health & Education Facilities Board (Series 2008A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	$41,800,000
35,000,000		Knox County, TN Health Education & Housing Facilities Board (Subseries B-2), Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	35,000,000
10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.510%, 8/6/2009	10,000,000
870,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	870,000
4,550,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B), Weekly VRDNs (Hickory Forest Apartments)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	4,550,000
11,100,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.650%, 8/6/2009	11,100,000
9,500,000		Springfield, TN Health & Educational Facilities Board (Series 2008), Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	9,500,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.250%, 8/5/2009	845,000
7,445,000		Wilson County, TN Health & Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 4.140%, 8/6/2009	7,445,000
		TOTAL	162,810,000
		Texas--15.6%
35,075,000		Austin, TX Water and Wastewater System (Series 2004), Weekly VRDNs (GTD by FSA INS)/(Landesbank Baden-Wuerttemberg LIQ), 0.900%, 8/6/2009	35,075,000
9,950,000		Brazos Harbor, TX IDC Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.500%, 8/5/2009	9,950,000
1,010,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.650%, 8/3/2009	1,010,000
24,630,000		Brazos River Authority, TX (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.650%, 8/3/2009	24,630,000
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/3/2009	12,500,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	8,200,000
4,390,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.530%, 8/5/2009	4,390,000
4,000,000		Colorado River, TX Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.680%, 8/6/2009	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,950,000
21,700,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 0.430%, 8/3/2009	21,700,000
36,100,000		Gulf Coast, TX, IDA Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	36,100,000
34,700,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	34,700,000
35,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 0.370%, 8/3/2009	35,200,000
37,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	37,600,000
16,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	16,600,000
22,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	22,500,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 0.400%, 8/3/2009	22,700,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	70,000
24,900,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	24,900,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	25,000,000
34,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	34,000,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	8,000,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	12,500,000
7,700,000		Harris County, TX, HFDC (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.330%, 8/3/2009	7,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	$6,900,000
50,000,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.570%, 8/5/2009	50,000,000
7,310,000	[3,4]	Lower Colorado River Authority, TX (Stage Trust 2009-32C), Weekly VRDNs (LCRA Transmission Services Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	7,310,000
7,500,000	[3,4]	Matagorda County, TX Navigation District No. 1 (Stage Trust 2009-31-C), Weekly VRDNs (AEP Texas Central Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	7,500,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	4,200,000
40,000,000		Oakbend, TX, HFDC (Series 2008), Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 1.240%, 8/3/2009	40,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	15,000,000
6,000,000		Port Arthur Navigation District, TX, IDC (Series 2005), Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.350%, 8/3/2009	6,000,000
23,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.440%, 8/3/2009	23,200,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.410%, 8/6/2009	13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	1,500,000
56,555,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (MT-477), Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.010%, 8/6/2009	56,555,000
9,935,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	9,935,000
28,250,000		Texas State Department of Housing & Community Affairs (Series 2007 A), Weekly VRDNs (Texas State LIQ), 0.400%, 8/6/2009	28,250,000
810,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.430%, 8/5/2009	810,000
125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	125,125,568
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.460%, 8/6/2009	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.550%, 8/5/2009	10,000,000
1,500,000		Waco, TX, IDC (Series 1999), Weekly VRDNs (Patriot Homes of Texas, LP)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/5/2009	1,500,000
		TOTAL	907,860,568
		Utah--0.2%
1,840,000		Murray City, Utah Hospital Revenue (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	1,840,000
4,910,000		Murray City, Utah Hospital Revenue (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	4,910,000
1,490,000		Salt Lake County, UT Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.440%, 8/6/2009	1,490,000
1,100,000		Utah State Housing Corporation: MFH (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 1.000%, 8/6/2009	4,000,000
300,000		West Valley City. UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.400%, 8/3/2009	300,000
		TOTAL	13,640,000
		Vermont--0.2%
12,945,000		Vermont HFA (Series 25A), Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.950%, 8/5/2009	12,945,000
		Virginia--1.1%
1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 2.380%, 8/6/2009	1,000,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.20% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2009	34,000,000
3,000,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	3,000,000
13,500,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	13,500,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$5,195,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	$5,195,000
1,975,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	1,975,000
		TOTAL	63,670,000
		Washington--2.9%
2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.850%, 8/6/2009	9,000,000
2,210,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,210,000
620,000		Port of Bellingham, WA, IDC (Series 2005), Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.550%, 8/6/2009	620,000
15,000,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 0.400%, 8/3/2009	15,000,000
3,440,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.600%, 8/6/2009	3,440,000
7,480,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.710%, 8/6/2009	7,480,000
36,000,000		Port of Tacoma, WA (Series 2008: Subordinate Lien), Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.330%, 8/3/2009	36,000,000
25,000,000		Port of Tacoma, WA (Series 2008B: Subordinate Lien), Weekly VRDNs (Bank of America N.A. LOC), 0.410%, 8/5/2009	25,000,000
100,000		Seattle, WA Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 3.700%, 8/6/2009	100,000
1,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.700%, 8/6/2009	1,500,000
3,225,000		Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.470%, 8/6/2009	3,225,000
10,850,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.430%, 8/5/2009	10,850,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.710%, 8/6/2009	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.710%, 8/6/2009	1,000,000
1,715,000		Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.390%, 8/6/2009	1,715,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.630%, 8/5/2009	4,720,000
5,730,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 0.650%, 8/5/2009	5,730,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/6/2009	4,500,000
3,210,000		Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.500%, 8/6/2009	3,210,000
4,800,000		Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/6/2009	4,800,000
5,350,000		Washington State Housing Finance Commission: MFH (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.600%, 8/6/2009	5,350,000
3,560,000		Washington State Housing Finance Commission: MFH (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.560%, 8/6/2009	3,560,000
		TOTAL	168,885,000
		West Virginia--0.2%
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.60% CP (Virginia Electric & Power Co.), Mandatory Tender 8/12/2009	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.600%, 8/6/2009	3,760,000
		TOTAL	12,760,000
		Wisconsin--2.2%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.660%, 8/6/2009	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.660%, 8/6/2009	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.720%, 8/5/2009	800,000
1,325,000		Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.630%, 8/6/2009	1,325,000
5,270,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,270,000
1,490,000		Manitowoc, WI (Series 2006), Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.820%, 8/6/2009	1,490,000
810,000		Onalaska, WI, UT GO Refunding Bonds, 3.00% Bonds, 10/1/2009	811,400
1,700,000		West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.820%, 8/6/2009	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$1,800,000		Whitehall, WI, IDRB (Series 2007), Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	$1,800,000
28,355,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.500%, 8/5/2009	28,355,000
12,390,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.500%, 8/5/2009	12,390,000
44,800,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Wausau Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 8/5/2009	44,800,000
16,000,000		Wisconsin State HEFA (Series 2006A), Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/5/2009	16,000,000
		TOTAL	128,241,400
		Wyoming--0.8%
19,200,000		Sweetwater County, WY Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.600%, 8/3/2009	19,200,000
29,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.420%, 8/6/2009	29,000,000
		TOTAL	48,200,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST) [5]	5,858,737,799
		OTHER ASSETS AND LIABILITIES - NET--(0.5)% [6]	(28,300,636)
		TOTAL NET ASSETS--100%	$5,830,437,163

Securities that are subject to the federal alternative minimum tax (AMT) represent 65.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
98.0%	2.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $759,164,173, which represented 13.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $731,164,173 which represented 12.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$--	$5,858,737,799	$--	$5,858,737,799

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	36.9%
Commercial Paper and Notes	33.1%
Repurchase Agreements	16.5%
Variable Rate Demand Instruments	14.2%
Other Assets and Liabilities - Net [2]	(0.7)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.8	% [4]
8-30 Days	9.3%
31-90 Days	35.5%
91-180 Days	15.6%
181 Days or more	2.5%
Other Assets and Liabilities - Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 24.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.0%
		Finance - Automotive--1.9%
$97,000,000		AmeriCredit Automobile Receivables Trust 2009-1, Class A1, 0.837%, 7/15/2010	$97,000,000
20,000,000	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	20,000,000
40,412,382		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	40,412,382
27,064,724		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	27,064,724
74,811,638	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 0.987%, 6/15/2010	74,811,638
11,988,682		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	11,988,682
28,543,185	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	28,543,185
22,723,149		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	22,723,149
21,322,610		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	21,322,610
		TOTAL	343,866,370
		Finance - Equipment--0.1%
10,408,144		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	10,408,144
		TOTAL ASSET-BACKED SECURITIES	354,274,514
		CERTIFICATES OF DEPOSIT--32.4%
		Finance - Banking--32.4%
600,000,000		BNP Paribas SA, 0.330% - 1.380%, 9/8/2009 - 10/23/2009	600,000,000
600,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.700% - 1.070%, 11/2/2009 - 12/7/2009	600,006,910
619,000,000		Bank of America N.A., 0.350% - 0.400%, 8/20/2009 - 10/13/2009	619,000,000
250,000,000		Bank of Montreal, 0.240%, 8/24/2009	250,000,000
825,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.640%, 8/11/2009 - 11/20/2009	825,000,000
550,000,000		Barclays Bank PLC, 0.600% - 1.850%, 8/6/2009 - 1/19/2010	550,000,000
225,000,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	225,000,000
716,000,000		Calyon, Paris, 0.360% - 0.450%, 9/1/2009 - 11/20/2009	716,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	50,000,000
80,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	80,000,000
100,000,000		Mizuho Corporate Bank Ltd., 0.370%, 10/21/2009	100,000,000
600,000,000		Societe Generale, Paris, 0.500% - 0.650%, 11/23/2009 - 2/1/2010	600,000,000
325,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/13/2009	325,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	75,000,372
150,000,000		Toronto Dominion Bank, 1.500% - 1.900%, 9/30/2009 - 12/14/2009	150,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,765,007,282
		COLLATERALIZED LOAN AGREEMENTS--14.9%
		Finance - Banking--14.9%
51,000,000		BNP Paribas Securities Corp., 0.490%, 8/3/2009	51,000,000
340,000,000		Barclays Capital, Inc., 0.850%, 10/27/2009	340,000,000
750,000,000		Citigroup Global Markets, Inc., 0.590% - 0.069%, 8/3/2009	750,000,000
900,000,000		Deutsche Bank Securities, Inc., 0.450% - 0.690%, 8/3/2009 - 8/5/2009	900,000,000
550,000,000		Greenwich Capital Markets, Inc., 0.450% - 0.740%, 8/3/2009 - 8/10/2009	550,000,000
50,000,000		Wells Fargo Securities, LLC, 0.760%, 8/3/2009	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,641,000,000
		COMMERCIAL PAPER--14.6% [3]
		Chemicals--0.6%
100,000,000	[1,2]	BASF SE, 0.650%, 12/1/2009	99,779,722
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--7.3%
$120,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.000% - 1.015%, 11/12/2009 - 11/16/2009	$119,644,697
339,540,000	[1,2]	Danske Corp., Inc., 0.270% - 0.390%, 9/18/2009 - 9/28/2009	339,365,606
40,000,000	[1,2]	Gotham Funding Corp., 0.330%, 10/20/2009	39,970,667
98,684,000	[1,2]	Kitty Hawk Funding Corp., 0.330%, 10/19/2009	98,612,536
125,000,000		Landesbank Baden-Wuerttemberg, 0.740%, 8/5/2009	124,989,722
350,300,000	[1,2]	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/1/2009 - 9/8/2009	350,087,150
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	9,984,672
150,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.020%, 10/21/2009	149,655,750
65,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.340%, 10/13/2009	64,955,186
		TOTAL	1,297,265,986
		Finance - Commercial--3.6%
413,000,000		General Electric Capital Corp., 0.390%, 11/20/2009 - 12/1/2009	412,483,943
225,000,000		General Electric Capital Services, 0.630% - 0.750%, 11/9/2009 - 11/16/2009	224,562,875
		TOTAL	637,046,818
		Finance - Retail--3.1%
85,000,000	[1,2]	Alpine Securitization Corp., 0.380%, 9/23/2009	84,952,447
53,115,000	[1,2]	Enterprise Funding Co. LLC, 0.330%, 10/19/2009	53,076,536
100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.500%, 8/5/2009	99,994,445
200,000,000	[1,2]	Starbird Funding Corp., 0.400% - 0.470%, 8/12/2009 - 9/1/2009	199,951,194
116,070,000	[1,2]	Yorktown Capital LLC, 0.330% - 0.430%, 8/3/2009 - 10/14/2009	116,031,895
		TOTAL	554,006,517
		TOTAL COMMERCIAL PAPER	2,588,099,043
		CORPORATE BONDS--0.0%
		Finance - Commercial--0.0%
5,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	5,042,289
		GOVERNMENT AGENCIES--1.4%
		Government Agency--1.4%
250,500,000		Federal Home Loan Bank System, 0.720% - 0.850%, 1/27/2010 - 6/22/2010	250,494,056
		MUNICIPALS--0.2%
		Municipal--0.2%
27,000,000		Lucas County, OH, 3.550%, 8/27/2009	27,000,000
		NOTES - VARIABLE--14.2% [4]
		Electronics--0.7%
125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.901%, 8/26/2009	125,000,000
		Finance - Banking--10.7%
75,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	75,001,682
2,000,000		Albuquerque, NM IDRB, Series 1997, El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.650%, 8/6/2009	2,000,000
6,785,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	6,785,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 0.890%, 9/10/2009	85,000,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	200,000,000
70,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	70,000,000
480,000,000		Bank of Montreal, 0.700% - 1.286%, 8/14/2009 - 9/18/2009	480,000,000
450,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 1.340%, 8/6/2009	450,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 8/7/2009	830,000
5,200,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	5,200,000
4,305,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.600%, 8/3/2009	4,305,000
10,125,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 0.600%, 8/6/2009	10,125,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$11,141,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.670% - 2.370%, 8/6/2009	$11,141,000
7,358,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	7,358,000
969,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	969,000
1,360,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	1,360,000
2,162,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	2,162,000
7,800,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 0.550%, 8/5/2009	7,800,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 0.798%, 10/2/2009	70,000,000
1,005,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.600%, 8/5/2009	1,005,000
9,030,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, Series 2004, (Wachovia Bank N.A. LOC), 0.600%, 8/6/2009	9,030,000
5,200,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.490%, 8/6/2009	5,200,000
9,165,000		Guiding Light Church, Series 2005, (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	9,165,000
22,460,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	22,460,000
4,230,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	4,230,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.650%, 8/6/2009	830,000
75,000,000		Lloyds TSB Bank PLC, London, 0.254%, 8/6/2009	75,000,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	5,000,000
6,810,000		Maryland State Economic Development Corp., Human Genome Sciences, Series 1999B, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2009	6,810,000
1,760,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 0.650%, 8/7/2009	1,760,000
1,515,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	1,515,000
525,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.920%, 8/6/2009	525,000
2,400,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 0.600%, 8/5/2009	2,400,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 1.000%, 8/6/2009	10,000,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 1.000%, 8/6/2009	2,725,000
100,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	100,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	2,565,000
285,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 0.600%, 8/4/2009	285,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, Series 1998-B1, (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	200,000,000
3,020,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 1.800%, 8/6/2009	3,020,000
50,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	50,000,000
1,335,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	1,335,000
25,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	25,003,146
2,280,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/6/2009	2,280,000
5,855,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	5,855,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.655%, 8/25/2009	104,999,555
160,000,000		Svenska Handelsbanken, Stockholm, 0.808% - 1.135%, 8/6/2009 - 8/20/2009	160,000,000
30,000,000		Tuscaloosa County, AL IDA, Series 2009 A, (JPMorgan Chase Bank, N.A. LOC), 0.600%, 8/5/2009	30,000,000
2,170,000		University Church of Christ, (Wachovia Bank N.A. LOC), 0.650%, 8/7/2009	2,170,000
530,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.500%, 8/6/2009	530,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	2,485,000
		TOTAL	1,909,889,383
		Finance - Commercial--0.9%
2,750,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	2,750,000
149,680,000		General Electric Capital Corp., 0.342% - 1.016%, 8/3/2009 - 8/10/2009	148,812,870
7,545,000	[1,2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.700%, 8/6/2009	7,545,000
		TOTAL	159,107,870
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Health Care--0.5%
$80,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	$80,000,000
		Insurance--1.2%
25,000,000		Hartford Life Insurance Co., 0.968% - 1.328%, 8/3/2009 - 9/1/2009	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 1.200%, 9/14/2009	45,000,000
25,000,000		MetLife Insurance Co. of Connecticut, 1.146%, 8/19/2009	25,000,000
45,000,000		Metropolitan Life Insurance Co., 1.027% - 1.408%, 8/3/2009 - 10/1/2009	45,000,000
35,000,000		Monumental Life Insurance Co., 0.780% - 1.088%, 8/3/2009 - 9/1/2009	35,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	20,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.017%, 10/1/2009	25,000,000
		TOTAL	220,000,000
		Oil & Oil Finance--0.2%
40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	40,000,000
		TOTAL NOTES - VARIABLE	2,533,997,253
		TIME DEPOSIT--4.5%
		Finance - Banking--4.5%
800,000,000		Lloyds TSB Bank PLC, London, 0.200%, 8/3/2009	800,000,000
		REPURCHASE AGREEMENTS--16.5%
2,220,000,000		Interest in $6,270,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,270,109,725 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2039 and market value of those underlying securities was $6,395,511,944.	2,220,000,000
719,183,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and market value of those underlying securities was $5,100,085,072.	719,183,000
		TOTAL REPURCHASE AGREEMENTS	2,939,183,000
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [5]	17,904,097,437
		OTHER ASSETS AND LIABILITIES - NET--(0.7)% [6]	(121,617,277)
		TOTAL NET ASSETS--100%	$17,782,480,160

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $2,672,321,459, which represented 15.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $2,672,321,459, which represented 15.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represent cost for federal tax purposes.

6 Asset, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 354,274,514	$--	$ 354,274,514
Certificates of Deposit	--	5,765,007,282	--	5,765,007,282
Collateral Loan Agreements	--	2,641,000,000	--	2,641,000,000
Commercial Paper	--	2,588,099,043	--	2,588,099,043
Corporate Bonds	--	5,042,289	--	5,042,289
Government Agencies	--	250,494,056	--	250,494,056
Municipals	--	27,000,000	--	27,000,000
Notes - Variable	--	2,533,997,253	--	2,533,997,253
Time Deposit	--	800,000,000	--	800,000,000
Repurchase Agreements	--	2,939,183,000	--	2,939,183,000
TOTAL SECURITIES	$--	$17,904,097,437	$--	$17,904,097,437

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	40.4%
Bank Instruments	34.6%
Variable Rate Demand Instruments	12.7%
Repurchase Agreements	12.3%
Other Assets and Liabilities - Net [2]	0.0	% [3]
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.8	% [5]
8-30 Days	18.6%
31-90 Days	30.6%
91-180 Days	14.6%
181 Days or more	1.4%
Other Assets and Liabilities - Net [2]	0.0	% [3]
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 20.7% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--1.5%
$19,000,000	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.011%, 7/15/2010	$19,000,000
4,832,986		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	4,832,986
3,425,338		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	3,425,338
5,873,474	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	5,873,474
13,439,850		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	13,439,850
4,373,869		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	4,373,869
		TOTAL	50,945,517
		Finance - Equipment--0.2%
6,842,618	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	6,842,618
		TOTAL ASSET-BACKED SECURITIES	57,788,135
		CERTIFICATES OF DEPOSIT--34.6%
		Finance - Banking--34.6%
50,000,000		BNP Paribas SA, 0.330%, 10/23/2009	50,000,000
125,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.655% - 1.070%, 11/2/2009 - 12/9/2009	125,002,620
75,000,000		Bank of America N.A., 0.400%, 8/20/2009 - 9/9/2009	75,000,000
145,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.500%, 8/21/2009 - 10/15/2009	145,000,000
125,000,000		Barclays Bank PLC, 0.600% - 0.800%, 9/23/2009 - 1/19/2010	125,000,000
68,000,000		Bayerische Landesbank, 0.660% - 0.700%, 9/15/2009 - 9/28/2009	68,000,981
150,000,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	150,000,000
105,000,000		Calyon, Paris, 0.360% - 0.450%, 9/1/2009 - 10/13/2009	105,000,000
30,000,000		Comerica Bank, 0.741%, 8/24/2009	30,004,227
15,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	15,000,000
30,000,000		Natixis, 0.320%, 8/7/2009	30,000,000
75,000,000		Societe Generale, Paris, 0.500% - 0.650%, 11/23/2009 - 2/1/2010	75,000,000
25,000,000		State Street Bank and Trust Co., 1.400%, 10/13/2009	25,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 0.500%, 8/21/2009	50,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	50,000,248
45,000,000		Toronto Dominion Bank, 1.170% - 1.500%, 8/31/2009 - 12/14/2009	45,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,163,008,076
		COLLATERALIZED LOAN AGREEMENTS--12.8%
		Finance - Banking--12.8%
98,000,000		BNP Paribas Securities Corp., 1.000%, 8/3/2009	98,000,000
165,000,000		Deutsche Bank Securities, Inc., 0.450% - 0.690%, 8/3/2009 - 8/5/2009	165,000,000
101,000,000		Greenwich Capital Markets, Inc., 0.450% - 0.690%, 8/3/2009 - 8/10/2009	101,000,000
65,000,000		RBC Capital Markets Corp., 0.900%, 8/3/2009	65,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	429,000,000
		COMMERCIAL PAPER--24.7% [3]
		Finance - Banking--13.2%
85,000,000	[1,2]	Danske Corp., Inc., 0.380% - 0.390%, 9/18/2009 - 9/25/2009	84,953,378
25,000,000	[1,2]	Gotham Funding Corp., 0.360%, 10/5/2009	24,983,750
66,100,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 0.500% - 0.530%, 8/5/2009 - 8/28/2009	66,080,302
170,000,000		Landesbank Baden-Wuerttemberg, 0.400% - 0.990%, 8/5/2009 - 10/13/2009	169,917,461
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--continued
$50,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.680%, 9/2/2009	$49,969,778
13,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	12,980,074
20,000,000		Natixis, 0.320%, 8/7/2009	19,998,933
16,064,000	[1,2]	Surrey Funding Corporation, 0.400%, 9/18/2009	16,055,433
		TOTAL	444,939,109
		Finance - Commercial--6.3%
25,000,000		General Electric Capital Corp., 0.390%, 11/20/2009	24,969,938
25,000,000		General Electric Capital Services, 0.750%, 11/9/2009	24,947,917
160,200,000	[1,2]	Versailles Commercial Paper LLC, 0.500% - 0.600%, 8/14/2009 - 8/28/2009	160,153,694
		TOTAL	210,071,549
		Finance - Retail--5.2%
35,000,000	[1,2]	Enterprise Funding Co. LLC, 0.800%, 8/4/2009 - 8/5/2009	34,997,444
140,000,000	[1,2]	Yorktown Capital LLC, 0.330% - 0.400%, 8/18/2009 - 10/14/2009	139,953,978
		TOTAL	174,951,422
		TOTAL COMMERCIAL PAPER	829,962,080
		CORPORATE BOND--0.2%
		Finance - Commercial--0.2%
5,000,000		General Electric Capital Corp., 7.375%, 1/19/2010	5,098,910
		CORPORATE NOTE--0.3%
		Finance - Commercial--0.3%
10,000,000		General Electric Capital Corp., 4.125%, 9/1/2009	9,987,635
		GOVERNMENT AGENCY--0.7%
		Government Agency--0.7%
25,000,000		Federal Home Loan Bank System, 0.800%, 6/22/2010	25,000,000
		NOTES - VARIABLE--12.7% [4]
		Finance - Banking--9.2%
11,260,000		BBN Holdings LLC, Series 2004, (RBC Bank (USA) LOC), 3.290%, 8/6/2009	11,260,000
1,580,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 5.000%, 8/6/2009	1,580,000
566,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	566,000
7,634,000		Baldwin County Sewer Service LLC, Series 2005, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,634,000
42,600,000		Bank of Montreal, 0.700% - 1.059%, 8/4/2009 - 9/8/2009	42,600,000
3,095,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 1.340%, 8/6/2009	3,095,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 8/7/2009	830,000
10,000,000		CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	10,000,000
4,350,000		Castleton United Methodist Church, Inc., Series 2006A, (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	4,350,000
2,170,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	2,170,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Wachovia Bank N.A. LOC), 1.000%, 8/6/2009	1,500,000
21,155,000		Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 8/6/2009	21,155,000
4,660,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,660,000
375,000		Franklin County, PA IDA, Series 2001B, Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	375,000
2,710,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 1.500%, 8/6/2009	2,710,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.370%, 8/6/2009	20,000,000
5,000,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	5,000,000
2,804,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 0.650%, 8/6/2009	2,804,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,000,000
15,855,000		Nautical Transport LLC, Series 2005, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	15,855,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$208,000		Pizitz Properties LLC, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	$208,000
3,730,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 0.600%, 8/6/2009	3,730,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	30,000,000
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 1.290%, 8/6/2009	10,000,000
645,000		Spiller LLC, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	645,000
2,600,000		Springfield, TN Health & Educational Facilities Board, Series 2006B, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,600,000
1,805,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	1,805,000
50,000,000		Svenska Handelsbanken, Stockholm, 0.808% - 1.135%, 8/6/2009 - 8/20/2009	50,000,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.750%, 8/6/2009	340,000
		TOTAL	310,472,000
		Finance - Commercial--1.1%
37,000,000		General Electric Capital Corp., 0.534% - 0.774%, 8/31/2009 - 10/26/2009	36,833,178
		Health Care--0.6%
20,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	20,000,000
		Insurance--1.5%
10,000,000		Hartford Life Insurance Co., 0.968%, 9/1/2009	10,000,000
20,000,000		Metropolitan Life Insurance Co., 1.408%, 8/3/2009	20,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	20,000,000
		TOTAL	50,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	10,000,000
		TOTAL NOTES - VARIABLE	427,305,178
		REPURCHASE AGREEMENTS--12.3%
162,749,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	162,749,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,008,750 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $510,008,926.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	412,749,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [5]	3,359,899,014
		OTHER ASSETS AND LIABILITIES - NET--0.0% [6]	1,449,851
		TOTAL NET ASSETS--100%	$3,361,348,865

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $698,863,849, which represented 20.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $692,021,231, which represented 20.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 57,788,135	$--	$ 57,788,135
Certificates of Deposit	--	1,163,008,076	--	1,163,008,076
Collateralized Loan Agreements	--	429,000,000	--	429,000,000
Commercial Paper	--	829,962,080	--	829,962,080
Corporate Bond	--	5,098,910	--	5,098,910
Corporate Note	--	9,987,635	--	9,987,635
Government Agency	--	25,000,000	--	25,000,000
Notes - Variable	--	427,305,178	--	427,305,178
Repurchase Agreements	--	412,749,000	--	412,749,000
TOTAL SECURITIES	$--	$3,359,899,014	$--	$3,359,899,014

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

Prime Value Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.4%
Bank Instruments	23.8%
Variable Rate Demand Instruments	20.2%
Repurchase Agreements	19.5%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.7%	[4]
8-30 Days	11.7%
31-90 Days	31.9%
91-180 Days	8.3%
181 Days or more	1.3%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 29.5% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.8%
		Finance - Automotive--1.2%
$18,043,149		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	$18,043,149
10,276,013		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	10,276,013
78,000,000		Honda Auto Receivables Owner Trust 2009-3, Class A1, 0.754%, 7/15/2010	78,000,000
31,060,273	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	31,060,273
6,596,416		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	6,596,416
		TOTAL	143,975,851
		Finance - Equipment--0.6%
23,949,163	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	23,949,163
17,241,278		CNH Equipment Trust 2009-B, Class A1, 1.352%, 6/4/2010	17,241,278
34,637,368		John Deere Owner Trust 2009-A, Class A1, 1.132%, 7/2/2010	34,637,368
		TOTAL	75,827,809
		TOTAL ASSET-BACKED SECURITIES	219,803,660
		CERTIFICATES OF DEPOSIT--23.8%
		Finance - Banking--23.8%
300,000,000		BNP Paribas SA, 0.330% - 1.380%, 9/8/2009 - 10/23/2009	300,000,000
100,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.650%, 12/9/2009	100,001,800
425,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.640%, 8/11/2009 - 11/20/2009	425,000,000
222,300,000		Barclays Bank PLC, 0.600% - 0.800%, 9/11/2009 - 1/19/2010	222,300,000
247,000,000		Bayerische Landesbank, 0.660% - 0.700%, 9/15/2009 - 9/28/2009	247,003,127
150,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	150,000,000
300,000,000		Calyon, Paris, 0.400% - 0.450%, 9/1/2009 - 11/20/2009	300,000,000
25,000,000		Comerica Bank, 0.963%, 8/17/2009	25,004,911
68,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	68,000,000
100,000,000		Mizuho Corporate Bank Ltd., 0.400%, 9/22/2009	100,000,000
99,000,000		Natixis, 0.320%, 8/7/2009	99,000,000
150,000,000		Societe Generale, Paris, 0.500% - 1.020%, 10/22/2009 - 2/1/2010	150,000,000
125,000,000		State Street Bank and Trust Co., 1.400%, 10/16/2009	125,000,000
200,000,000		Sumitomo Mitsui Banking Corp., 0.450%, 9/21/2009	200,000,000
225,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	225,001,117
145,000,000		Toronto Dominion Bank, 1.500% - 1.900%, 9/30/2009 - 12/14/2009	145,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,881,310,955
		COLLATERALIZED LOAN AGREEMENTS--14.3%
		Finance - Banking--14.3%
150,000,000		BNP Paribas Securities Corp., 1.014%, 8/3/2009	150,000,000
340,000,000		Barclays Capital, Inc., 0.862%, 10/27/2009	340,000,000
275,000,000		Citigroup Global Markets, Inc., 0.598% - 0.700%, 8/3/2009	275,000,000
595,000,000		Deutsche Bank Securities, Inc., 0.456% - 0.700%, 8/3/2009 - 8/5/2009	595,000,000
275,000,000		Greenwich Capital Markets, Inc., 0.700%, 8/3/2009	275,000,000
100,000,000		Wells Fargo Securities, LLC, 0.760%, 8/3/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,735,000,000
Principal Amount			Value
		COMMERCIAL PAPER--18.4% [3]
		Aerospace/Auto--0.9%
$50,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 1.350%, 8/3/2009	$49,996,250
59,600,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.250% - 0.750%, 8/7/2009 - 8/28/2009	59,588,183
		TOTAL	109,584,433
		Consumer Non-Durables--0.8%
67,300,000		Clorox Corp., 0.300% - 0.375%, 8/3/2009 - 8/19/2009	67,294,734
35,300,000		Kellogg Co., 0.350%, 8/3/2009 - 8/4/2009	35,299,244
		TOTAL	102,593,978
		Diversified--0.5%
59,400,000	[1,2]	ITT Corp., 0.600% - 1.400%, 8/4/2009 - 10/26/2009	59,330,603
		Finance - Banking--11.7%
50,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.000%, 11/16/2009	49,851,389
125,000,000	[1,2]	Danske Corp., Inc., 0.380%, 9/25/2009	124,927,431
160,000,000	[1,2]	Gotham Funding Corp., 0.340% - 0.450%, 8/10/2009 - 10/19/2009	159,918,639
233,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 0.500% - 0.590%, 8/5/2009 - 8/28/2009	232,943,596
599,600,000		Landesbank Baden-Wuerttemberg, 0.400% - 0.990%, 8/5/2009 - 10/14/2009	599,415,954
50,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.680%, 9/1/2009	49,970,722
100,000,000		Natixis, 0.320%, 8/7/2009	99,994,667
43,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 9/17/2009	42,977,544
60,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.530%, 8/3/2009	59,998,233
		TOTAL	1,419,998,175
		Finance - Commercial--2.5%
100,000,000		General Electric Capital Corp., 0.390%, 11/23/2009	99,876,500
199,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500% - 0.600%, 8/14/2009 - 8/28/2009	198,941,389
		TOTAL	298,817,889
		Food & Beverage--1.0%
35,808,000	[1,2]	General Mills, Inc., 0.320% - 0.400%, 8/12/2009 - 9/18/2009	35,792,543
85,600,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.470% - 1.200%, 8/3/2009 - 10/21/2009	85,520,826
		TOTAL	121,313,369
		Packaging & Containers--0.2%
28,100,000		Bemis Co., Inc., 0.430% - 3.000%, 8/4/2009 - 8/13/2009	28,097,914
		Retail--0.5%
61,000,000	[1,2]	CVS Caremark Corp., 0.600% - 0.700%, 8/13/2009 - 9/2/2009	60,978,511
		Telecommunications--0.3%
34,000,000	[1,2]	Vodafone Group PLC, 0.770% - 0.800%, 9/3/2009 - 9/8/2009	33,973,398
		TOTAL COMMERCIAL PAPER	2,234,688,270
		CORPORATE NOTE--0.1%
		Finance - Commercial--0.1%
9,600,000		General Electric Capital Corp., 4.125%, 9/1/2009	9,610,874
		GOVERNMENT AGENCY--1.7%
		Government Agency--1.7%
210,000,000		FHLB System, 0.720% - 0.850%, 1/27/2010 - 6/22/2010	209,994,057
		MUNICIPAL--0.1%
		Municipal--0.1%
10,000,000		South Euclid, OH, (Series 2009 A), 3.800%, 1/25/2010	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--20.2% [4]
		Electronics--0.5%
$65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.901%, 8/26/2009	$65,000,000
		Finance - Banking--17.2%
1,160,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,160,000
4,150,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,150,000
13,950,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	13,950,000
60,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.390%, 8/6/2009	60,000
2,885,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.200%, 8/6/2009	2,885,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 0.890%, 9/10/2009	85,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	150,000,000
1,200,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,200,000
35,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	35,000,000
425,000,000		Bank of Montreal, 0.700% - 1.286%, 8/4/2009 - 9/18/2009	425,000,000
175,000,000		Bank of Scotland, Edinburgh, 1.217%, 8/6/2009	175,000,000
3,995,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.440%, 8/5/2009	3,995,000
6,285,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	6,285,000
2,027,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,027,000
13,070,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 2.900%, 8/6/2009	13,070,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	12,000,000
6,615,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	6,615,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 2.550%, 8/5/2009	5,600,000
5,865,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.550%, 8/6/2009	5,865,000
429,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	429,000
11,270,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.390%, 8/6/2009	11,270,000
4,395,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.390%, 8/5/2009	4,395,000
6,705,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.500%, 8/6/2009	6,705,000
5,730,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 4.250%, 8/6/2009	5,730,000
3,040,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,040,000
5,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	5,500,000
9,475,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 2.290%, 8/6/2009	9,475,000
50,000,000		Credit Agricole S.A., 0.859%, 9/22/2009	50,000,000
6,250,000		Cunat Capital Corp., Northfield Corp., (Series 206), (Fifth Third Bank, Cincinnati LOC), 4.400%, 8/6/2009	6,250,000
5,245,000		Cunat Capital Corp., (Series 2007), (Marshall & Ilsley Bank, Milwaukee LOC), 1.000%, 8/6/2009	5,245,000
11,990,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	11,990,000
6,305,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.750%, 8/6/2009	6,305,000
4,285,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	4,285,000
1,440,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	1,440,000
2,040,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	2,040,000
3,750,000		Escambia County Environmental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.290%, 8/6/2009	3,750,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,000,000
7,300,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 4.400%, 8/6/2009	7,300,000
160,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	160,000
2,760,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,760,000
7,110,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,110,000
1,223,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,223,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$9,790,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 2.250%, 8/6/2009	$9,790,000
13,085,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.200%, 8/6/2009	13,085,000
2,405,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/6/2009	2,405,000
1,266,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,266,000
36,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 8/6/2009	36,000,000
1,385,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,385,000
820,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	820,000
2,780,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,780,000
380,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.500%, 8/6/2009	380,000
3,900,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	3,900,000
4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,500,000
3,960,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,960,000
4,240,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,240,000
50,000,000	[1,2]	ING Bank N.V., 0.854%, 9/28/2009	50,000,000
410,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	410,000
3,300,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,300,000
18,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 3.600%, 8/6/2009	18,300,000
3,620,000		Kansas State Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 8/6/2009	3,620,000
6,281,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/7/2009	6,281,290
6,225,000		LCT Holdings LLC, (Series 2008), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,225,000
4,435,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 4.500%, 8/7/2009	4,435,000
6,160,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,160,000
25,000,000		Lloyds TSB Bank PLC, London, 0.254%, 8/6/2009	25,000,000
18,770,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	18,770,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	16,000,000
3,680,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	3,680,000
2,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 8/6/2009	2,000,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/6/2009	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	150,000,000
5,040,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,040,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 2.370%, 8/5/2009	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 2.350%, 8/5/2009	65,000,000
5,480,000		Newport, KY Industrial Building Revenue Bonds, (Series 2007A-1), South Beach #1, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	5,480,000
7,685,000		Newport, KY Industrial Building Revenue Bonds, (Series 2007A-2), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	7,685,000
4,865,000		Newport, KY Industrial Building Revenue Bonds, (Series 2008 A-5), South Beach #1, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	4,865,000
8,145,000		Newport, KY Industrial Building Revenue Bonds, (Series 2008A-3), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	8,145,000
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	900,000
16,300,000		Ohio Venture Capital Fund LLC, (Series F-1), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	16,300,000
2,138,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,138,500
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	100,000,000
8,925,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	8,925,000
8,235,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.500%, 8/6/2009	8,235,000
40,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	40,000,000
11,455,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 3.000%, 8/6/2009	11,455,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$6,440,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 3.970%, 8/6/2009	$6,440,000
19,175,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.500%, 8/6/2009	19,175,000
730,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.000%, 8/6/2009	730,000
40,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.655%, 8/25/2009	40,000,000
115,000,000		Svenska Handelsbanken, Stockholm, 0.808% - 1.135%, 8/6/2009 - 8/20/2009	115,000,000
8,785,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/7/2009	8,785,000
7,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.500%, 8/6/2009	7,950,000
7,340,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	7,340,000
879,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	879,000
9,045,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.500%, 8/6/2009	9,045,000
24,000,000		Wachovia Bank N.A., 0.998%, 8/4/2009	24,000,000
6,025,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	6,025,000
8,320,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 8/6/2009	8,320,000
4,200,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	4,200,000
5,585,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/5/2009	5,585,000
7,500,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.340%, 8/6/2009	7,500,000
5,000,000		York County, PA IDA, (Series 2003-B), 4.000%, 8/6/2009	5,000,000
		TOTAL	2,082,898,790
		Finance - Commercial--0.3%
37,500,000		General Electric Capital Corp., 0.342% - 0.749%, 8/10/2009 - 9/15/2009	37,395,459
		Finance - Retail--0.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.843%, 8/17/2009	43,000,000
		Government Agency--0.0%
4,045,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 1.000%, 8/6/2009	4,045,000
		Health Care--0.5%
60,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	60,000,000
		Insurance--1.1%
15,000,000		Hartford Life Insurance Co., 1.328%, 8/3/2009	15,000,000
50,000,000		MetLife Insurance Co. of Connecticut, 0.976%, 9/1/2009	50,000,000
25,000,000		Metropolitan Life Insurance Co., 1.027%, 10/1/2009	25,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	20,000,000
30,000,000		Security Life of Denver Insurance Co., 2.920%, 8/11/2009	30,000,000
		TOTAL	140,000,000
		Oil & Oil Finance--0.2%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	22,000,000
		TOTAL NOTES - VARIABLE	2,454,339,249
		REPURCHASE AGREEMENTS--19.5%
386,441,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	386,441,000
1,295,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,295,021,583 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/10/2010 and the market value of those underlying securities was $1,320,922,033.	1,295,000,000
600,000,000		Repurchase agreement 0.27%, dated 7/31/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $600,013,500 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2016 and the market value of that underlying security was $612,001,976.	600,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$87,000,000		Interest in $150,000,000 joint repurchase agreement 0.23%, dated 7/31/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,002,875 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $153,127,132.	$87,000,000
		TOTAL REPURCHASE AGREEMENTS	2,368,441,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	12,123,188,065
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	9,534,893
		TOTAL NET ASSETS--100%	$12,132,722,958

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $1,879,718,693, which represented 15.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $1,824,709,257, which represented 15.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1- Quoted Price and Investments in Mutual Funds	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 219,803,660	$--	$ 219,803,660
Certificates of Deposit	--	2,881,310,955	--	2,881,310,955
Collateralized Loan Agreements	--	1,735,000,000	--	1,735,000,000
Commercial Paper	--	2,234,688,270	--	2,234,688,270
Corporate Note	--	9,610,874	--	9,610,874
Government Agency	--	209,994,057	--	209,994,057
Municipal	--	10,000,000	--	10,000,000
Notes - Variable	--	2,454,339,249	--	2,454,339,249
Repurchase Agreements	--	2,368,441,000	--	2,368,441,000
TOTAL SECURITIES	$--	$12,123,188,065	$--	$12,123,188,065

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	67.6%
U.S. Treasury Securities	32.7%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%
At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.4%
8-30 Days	13.2%
31-90 Days	6.6%
91-180 Days	7.9%
181 Days or more	13.2%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		REPURCHASE AGREEMENTS--67.6%
$500,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	$500,000,000
836,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.22%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,293,944 on 8/28/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $943,655,761.	836,000,000
435,024,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	435,024,000
100,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $100,001,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2015 and the market value of those underlying securities was $102,001,729.	100,000,000
100,000,000		Interest in $108,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $108,001,800 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2016 and the market value of those underlying securities was $110,160,256.	100,000,000
781,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	781,000,000
817,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $1,020,017,037.	817,000,000
2,276,000,000	[1]	Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,082,639 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,034,858.	2,276,000,000
500,000,000		Repurchase agreement 0.19%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,007,917 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2014 and the market value of those underlying securities was $510,003,867.	500,000,000
100,000,000		Repurchase agreement 0.10%, dated 7/31/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,000,833 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $102,000,935.	100,000,000
1,888,000,000	[1]	Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,054,444 on 8/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $2,040,047,674.	1,888,000,000
944,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,146,389 on 8/24/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2014 and the market value of those underlying securities was $1,020,048,251.	944,000,000
1,675,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,675,027,917 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $1,708,504,444.	1,675,000,000
1,681,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,900,031,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2010 and the market value of those underlying securities was $1,938,000,551.	1,681,000,000
1,256,000,000		Interest in $1,475,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,475,024,583 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2013 and the market value of those underlying securities was $1,504,501,348.	1,256,000,000
51,467,000		Repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $51,467,858 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 3/11/2010 and the market value of those underlying securities was $52,499,581.	51,467,000
1,000,000,000		Repurchase agreement 0.19%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,015,833 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,020,016,163.	1,000,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 7/31/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,833 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2016 and the market value of that underlying security was $102,001,970.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	15,036,491,000
Principal Amount			Value
		U.S. TREASURY--32.7%
$318,875,000	[2]	United States Treasury Bills, 0.290%, 10/8/2009	$318,700,327
618,500,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	617,891,808
425,000,000	[2]	United States Treasury Bills, 0.420%, 8/13/2009	424,940,500
409,000,000	[2]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	407,768,015
398,700,000	[2]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	397,922,332
250,000,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	248,735,902
213,000,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	212,567,196
761,500,000		United States Treasury Notes, 2.000%, 2/28/2010	768,663,078
844,425,000		United States Treasury Notes, 2.125%, 1/31/2010	850,975,790
370,800,000		United States Treasury Notes, 3.125%, 11/30/2009	374,276,009
394,000,000		United States Treasury Notes, 3.375%, 9/15/2009	395,516,693
100,000,000		United States Treasury Notes, 3.375%, 10/15/2009	100,637,500
299,860,000		United States Treasury Notes, 3.500% - 4.625%, 11/15/2009	302,738,570
120,000,000		United States Treasury Notes, 3.625%, 10/31/2009	120,997,919
123,750,000		United States Treasury Notes, 3.625%, 1/15/2010	125,585,040
237,500,000		United States Treasury Notes, 4.000%, 8/31/2009	238,007,357
50,000,000		United States Treasury Notes, 4.000%, 4/15/2010	51,203,713
590,000,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	604,635,495
723,800,000		United States Treasury Notes, 4.875%, 8/15/2009	725,040,555
		TOTAL U.S. TREASURY	7,286,803,799
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [3]	22,323,294,799
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [4]	(70,781,965)
		TOTAL NET ASSETS--100%	$22,252,512,834

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$--	$ 7,286,803,799	$--	$ 7,286,803,799
Repurchase Agreements	--	15,036,491,000	--	15,036,491,000
TOTAL SECURITIES	$--	$22,323,294,799	$--	$22,323,294,799

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2009

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$27,262,441,000	$--	$2,939,183,000
Investments in securities	29,164,854,041	5,858,737,799	14,964,914,437
Total investments in securities, at amortized cost and value	56,427,295,041	5,858,737,799	17,904,097,437
Cash	1,990,859	502,146	--
Income receivable	43,853,695	10,638,093	15,032,707
Receivable for shares sold	2,502,617	3,246,090	1,751,333
Prepaid temporary guarantee program insurance (Note 2)	1,849,609	232,418	605,830
TOTAL ASSETS	56,477,491,821	5,873,356,546	17,921,487,307
Liabilities:
Payable for investments purchased	252,467,049	40,887,061	130,000,000
Payable for shares redeemed	65,743,186	753,264	5,014,187
Bank overdraft	--	--	276,572
Payable for Directors'/Trustees' fees	2,375	--	--
Payable for distribution services fee (Note 5)	64,444	--	--
Payable for shareholder services fee (Note 5)	1,278,691	349,804	609,088
Income distribution payable	4,027,561	726,583	2,584,265
Accrued expenses	2,270,250	202,671	523,035
TOTAL LIABILITIES	325,853,556	42,919,383	139,007,147
TOTAL NET ASSETS	$56,151,638,265	$5,830,437,163	$17,782,480,160
Net Assets Consist of:
Paid-in capital	$56,147,812,631	$5,830,488,358	$17,782,450,339
Accumulated net realized gain (loss) on investments	3,825,634	(51,698)	(974)
Undistributed net investment income	--	503	30,795
TOTAL NET ASSETS	$56,151,638,265	$5,830,437,163	$17,782,480,160
Net Assets:
Institutional Shares	$45,592,512,553	$2,950,672,199	$14,086,195,702
Institutional Service Shares	7,913,478,997	1,342,614,587	2,172,962,852
Institutional Capital Shares	2,196,774,450	1,537,150,377	1,523,321,606
Trust Shares	448,872,265	--	--
TOTAL NET ASSETS	$56,151,638,265	$5,830,437,163	$17,782,480,160
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	45,589,750,995	2,949,684,054	14,085,835,829
Institutional Service Shares	7,912,726,879	1,343,135,379	2,173,432,518
Institutional Capital Shares	2,196,738,768	1,537,689,236	1,523,201,749
Trust Shares	448,595,997	--	--
Net Asset Value, Offering Price And Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2009

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$412,749,000	$2,368,441,000	$15,036,491,000
Investments in securities	2,947,150,014	9,754,747,065	7,286,803,799
Total investments in securities, at amortized cost and value	3,359,899,014	12,123,188,065	22,323,294,799
Income receivable	2,836,280	12,895,634	53,424,010
Receivable for shares sold	80,311	2,014,089	1,310,345
Prepaid temporary guarantee program insurance (Note 2)	133,890	545,738	--
TOTAL ASSETS	3,362,949,495	12,138,643,526	22,378,029,154
Liabilities:
Payable for investments purchased	--	--	104,581,841
Payable for shares redeemed	898,277	2,786,421	19,427,100
Bank overdraft	47,309	83,352	123,168
Payable for Directors'/Trustees' fees	10,241	45,495	--
Payable for transfer and dividend disbursing agent fees and expenses	44,142	35,891	63,575
Payable for portfolio accounting fees	37,787	47,837	38,608
Payable for custodian fees	26,386	89,541	207,219
Payable for distribution services fee (Note 5)	--	--	31,797
Payable for shareholder services fee (Note 5)	362,932	464,601	54,767
Income distribution payable	119,338	2,283,515	411,700
Accrued expenses	54,218	83,915	576,545
TOTAL LIABILITIES	1,600,630	5,920,568	125,516,320
TOTAL NET ASSETS	$3,361,348,865	$12,132,722,958	$22,252,512,834
Net Assets Consist of:
Paid-in capital	$3,361,359,962	$12,132,984,557	$22,252,345,242
Accumulated net realized gain on investments	--	--	167,592
Distributions in excess of net investment income	(11,097)	(261,599)	--
TOTAL NET ASSETS	$3,361,348,865	$12,132,722,958	$22,252,512,834
Net Assets:
Institutional Shares	$1,117,635,793	$8,831,802,947	$15,279,431,905
Institutional Service Shares	1,350,587,389	2,138,614,356	4,009,138,970
Institutional Capital Shares	893,125,683	1,162,305,655	2,411,737,725
Trust Shares	--	--	552,204,234
TOTAL NET ASSETS	$3,361,348,865	$12,132,722,958	$22,252,512,834
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,117,421,639	8,831,647,722	15,279,924,702
Institutional Service Shares	1,350,684,592	2,138,942,947	4,008,639,615
Institutional Capital Shares	893,253,731	1,162,393,888	2,411,561,442
Trust Shares	--	--	552,219,483
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2009

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$556,959,842	$77,524,232	$231,148,852
Expenses:
Investment adviser fee (Note 5)	110,837,773	9,527,079	28,579,792
Administrative personnel and services fee (Note 5)	43,068,548	3,704,535	11,107,321
Custodian fees	1,835,066	161,798	486,823
Transfer and dividend disbursing agent fees and expenses	669,599	434,109	305,492
Directors'/Trustees' fees	307,367	22,240	81,729
Auditing fees	21,056	20,056	20,056
Legal fees	12,010	39,277	8,452
Portfolio accounting fees	208,033	186,866	230,609
Distribution services fee--Trust Shares (Note 5)	1,321,093	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	19,889,566	2,458,389	4,388,190
Shareholder services fee--Institutional Capital Shares (Note 5)	1,304,536	1,175,449	1,130,896
Shareholder services fee--Trust Shares (Note 5)	250,873	--	--
Account administration fee--Institutional Service Shares	7,076,298	344,960	888,475
Account administration fee--Institutional Capital Shares	311,324	7,472	198,198
Account administration fee--Trust Shares	1,070,220	--	--
Share registration costs	1,420,971	163,107	376,011
Printing and postage	268,737	61,758	99,029
Insurance premiums	79,554	16,031	35,643
Temporary guarantee program insurance (Note 2)	12,343,298	1,501,377	4,042,995
Miscellaneous	124,684	22,861	57,971
TOTAL EXPENSES	202,420,606	19,847,364	52,037,682
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	(44,363,857)	(5,164,044)	(13,883,305)
Waiver of administrative personnel and services fee (Note 5)	(894,776)	(79,482)	(232,710)
Waiver of shareholder services fee--Institutional Service Shares (Note 5)	(671,523)	--	--
Waiver of shareholder services fee--Trust Shares (Note 5)	(238,513)	--	--
Waiver of account administration fee--Trust Shares (Note 5)	(160,039)	--	--
Reduction of custodian fees (Note 6)	--	(40,725)	--
Reimbursement of distribution services fee--Trust Shares (Note 5)	(46,343)	--	--
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(203,341)	--	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(1,333)	(2,497)	(1,668)
Reimbursement of shareholder services fee--Trust Shares (Note 5)	(12,360)	--	--
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(46,592,085)	(5,286,748)	(14,117,683)
Net expenses	155,828,521	14,560,616	37,919,999
Net investment income	401,131,321	62,963,616	193,228,853
Net realized gain (loss) on investments	3,841,613	(45,470)	(974)
Change in net assets resulting from operations	$404,972,934	$62,918,146	$193,227,879

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2009

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$51,944,823	$199,688,677	$194,447,026
Expenses:
Investment adviser fee (Note 5)	5,497,833	20,614,583	56,080,615
Administrative personnel and services fee (Note 5)	2,138,061	8,018,761	21,817,380
Custodian fees	101,184	357,029	1,013,900
Transfer and dividend disbursing agent fees and expenses	495,556	379,268	331,319
Directors'/Trustees' fees	26,643	118,942	253,822
Auditing fees	21,056	20,855	21,055
Legal fees	6,633	8,398	11,666
Portfolio accounting fees	201,234	225,156	212,638
Distribution services fee--Trust Shares (Note 5)	--	--	2,134,982
Shareholder services fee--Institutional Service Shares (Note 5)	2,510,543	4,186,529	9,518,819
Shareholder services fee--Institutional Capital Shares (Note 5)	648,309	1,269,744	3,165,420
Shareholder services fee--Trust Shares (Note 5)	--	--	385,375
Account administration fee--Institutional Service Shares	164,464	509,046	4,051,755
Account administration fee--Institutional Capital Shares	853	26,201	157,989
Account administration fee--Trust Shares	--	--	1,720,855
Share registration costs	153,067	138,407	--
Printing and postage	39,504	160,408	89,262
Insurance premiums	11,407	34,157	68,260
Temporary guarantee program insurance (Note 2)	893,512	3,641,970	8,218,627
Miscellaneous	14,283	50,995	14,683
TOTAL EXPENSES	12,924,142	39,760,449	109,268,422
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	(3,937,058)	(11,171,688)	(21,918,116)
Waiver of administrative personnel and services fee	(46,136)	(174,913)	(478,705)
Waiver of shareholder services fee--Institutional Service Shares	--	--	(2,444,218)
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(110,606)
Waiver of shareholder services fee--Trust Shares	--	--	(311,816)
Waiver of account administration fee--Trust Shares	--	--	(1,074,472)
Reimbursement of distribution services fee--Trust Shares	--	--	(412,321)
Reimbursement of shareholder services fee--Institutional Service Shares	--	--	(533,524)
Reimbursement of shareholder services fee--Institutional Capital Shares	(1,770)	--	(36,584)
Reimbursement of shareholder services fee--Trust Shares	--	--	(73,559)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,984,964)	(11,346,601)	(27,393,921)
Net expenses	8,939,178	28,413,848	81,874,501
Net investment income	$43,005,645	$171,274,829	$112,572,525
Net realized gain on investments	--	--	1,282,147
Change in net assets resulting from operations	$43,005,645	$171,274,829	$113,854,672

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$401,131,321	$858,527,170	$62,963,616	$165,837,404
Net realized gain (loss) on investments	3,841,613	--	(45,470)	621,229
CHANGE IN NET ASSETS RESULTING FROM OPERATION	404,972,934	858,527,170	62,918,146	166,458,633
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(315,321,407)	(588,821,794)	(34,404,821)	(110,310,642)
Institutional Service Shares	(71,228,553)	(214,176,447)	(13,057,682)	(20,467,274)
Institutional Capital Shares	(11,788,138)	(45,201,657)	(15,505,843)	(35,053,761)
Trust Shares	(2,659,971)	(10,469,154)	--	--
Distributions from net realized gain on investments
Institutional Shares	(12,565)	--	(220,358)	(223,614)
Institutional Service Shares	(2,838)	--	(126,731)	(35,837)
Institutional Capital Shares	(470)	--	(134,422)	(69,385)
Trust Shares	(106)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(401,014,048)	(858,669,052)	(63,449,857)	(166,160,513)
Share Transactions:
Proceeds from sale of shares	374,579,922,882	194,558,519,755	17,661,169,505	40,257,851,078
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	--	98,361,755	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	--	--	562,995,263	--
Net asset value of shares issued to shareholders in payment of distributions declared	174,410,401	460,128,229	48,048,842	138,040,274
Cost of shares redeemed	(349,390,500,864)	(178,420,238,444)	(17,755,095,936)	(41,018,763,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,363,832,419	16,696,771,295	517,117,674	(622,872,198)
Change in net assets	25,367,791,305	16,696,629,413	516,585,963	(622,574,078)
Net Assets:
Beginning of period	30,783,846,960	14,087,217,547	5,313,851,200	5,936,425,278
End of period	$56,151,638,265	$30,783,846,960	$5,830,437,163	$5,313,851,200
Undistributed (distributions in excess of) net investment income	$--	$(133,252)	$503	$5,233

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$193,228,853	$444,988,366	$43,005,645	$141,989,522
Net realized loss on investments	(974)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	193,227,879	444,988,366	43,005,645	141,989,522
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(148,529,244)	(330,597,555)	(18,122,558)	(59,545,566)
Institutional Service Shares	(25,761,742)	(69,971,725)	(14,717,456)	(47,563,100)
Institutional Capital Shares	(18,643,805)	(44,635,445)	(10,160,310)	(34,891,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(192,934,791)	(445,204,725)	(43,000,324)	(142,000,390)
Share Transactions:
Proceeds from sale of shares	75,203,415,358	86,930,636,198	9,065,707,756	12,984,975,686
Net asset value of shares issued to shareholders in payment of distributions declared	106,264,551	260,529,963	37,707,358	125,293,764
Cost of shares redeemed	(71,620,109,404)	(81,423,553,383)	(9,024,044,678)	(14,261,927,325)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,689,570,505	5,767,612,778	79,370,436	(1,151,657,875)
Change in net assets	3,689,863,593	5,767,396,419	79,375,757	(1,151,668,743)
Net Assets:
Beginning of period	14,092,616,567	8,325,220,148	3,281,973,108	4,433,641,851
End of period	$17,782,480,160	$14,092,616,567	$3,361,348,865	$3,281,973,108
Undistributed (distributions in excess of) net investment income	$30,795	$(263,267)	$(11,097)	$(16,418)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$171,274,829	$587,812,929	$112,572,525	$717,646,912
Net realized gain on investments	--	--	1,282,147	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	171,274,829	587,812,929	113,854,672	717,646,912
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(117,904,166)	(364,126,387)	(84,553,313)	(475,270,293)
Institutional Service Shares	(28,077,257)	(89,938,328)	(15,932,732)	(171,934,535)
Institutional Capital Shares	(25,193,622)	(134,116,555)	(9,470,529)	(37,271,542)
Trust Shares	--	--	(2,419,647)	(33,295,230)
Distributions from net realized gain on investments
Institutional Shares	--	--	(838,606)	--
Institutional Service Shares	--	--	(158,022)	--
Institutional Capital Shares	--	--	(93,929)	--
Trust Shares	--	--	(23,998)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(171,175,045)	(588,181,270)	(113,490,776)	(717,771,600)
Share Transactions:
Proceeds from sale of shares	68,719,257,662	88,854,673,614	148,974,412,683	147,204,242,100
Net asset value of shares issued to shareholders in payment of distributions declared	105,245,936	383,924,814	42,485,404	206,374,418
Cost of shares redeemed	(71,155,969,129)	(89,614,332,172)	(152,412,943,932)	(136,905,525,798)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,331,465,531)	(375,733,744)	(3,396,045,845)	10,505,090,720
Change in net assets	(2,331,365,747)	(376,102,085)	(3,395,681,949)	10,504,966,032
Net Assets:
Beginning of period	14,464,088,705	14,840,190,790	25,648,194,783	15,143,228,751
End of period	$12,132,722,958	$14,464,088,705	$22,252,512,834	$25,648,194,783
Distributions in excess of net investment income	$(261,599)	$(361,383)	$--	$(196,304)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes.

On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free reorganization, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligations Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Funds then adjust the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by each Fund's Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Municipal Obligations Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California State, EAGLES (Series 2006-0098), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 1.060%, 8/6/2009	7/8/2009	$28,000,000	$28,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$6,842,618	$6,842,618

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$23,949,163	$23,949,163
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$31,060,273	$31,060,273

Temporary Guarantee Program

The Funds participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") which expired on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Funds' Statements of Operations. All of the Funds participated in the Program through September 18, 2009, except for Treasury Obligations Fund which ceased participating on April 30, 2009.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	314,837,879,149	$314,837,879,149	149,436,526,380	$149,436,526,380
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	--	--	98,361,755	98,361,755
Shares issued to shareholders in payment of distributions declared	132,458,610	132,458,610	320,190,657	320,190,657
Shares redeemed	(289,806,080,078)	(289,806,080,078)	(138,372,784,513)	(138,372,784,513)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,164,257,681	$25,164,257,681	11,482,294,279	$11,482,294,279

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	51,513,575,802	$51,513,575,802	38,144,338,778	$38,144,338,778
Shares issued to shareholders in payment of distributions declared	30,392,403	30,392,403	94,646,152	94,646,152
Shares redeemed	(52,401,271,041)	(52,401,271,041)	(33,736,334,276)	(33,736,334,276)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(857,302,836)	$(857,302,836)	4,502,650,654	$4,502,650,654

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,882,354,206	$5,882,354,206	4,956,024,290	$4,956,024,290
Shares issued to shareholders in payment of distributions declared	10,725,279	10,725,279	41,710,472	41,710,472
Shares redeemed	(4,825,202,562)	(4,825,202,562)	(4,506,358,228)	(4,506,358,228)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,067,876,923	$1,067,876,923	491,376,534	$491,376,534

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,346,113,725	$2,346,113,725	2,021,630,307	$2,021,630,307
Shares issued to shareholders in payment of distributions declared	834,109	834,109	3,580,948	3,580,948
Shares redeemed	(2,357,947,183)	(2,357,947,183)	(1,804,761,427)	(1,804,761,427)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(10,999,349)	$(10,999,349)	220,449,828	$220,449,828
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	25,363,832,419	$25,363,832,419	16,696,771,295	$16,696,771,295

	Municipal Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,902,736,941	$11,902,740,788	33,205,585,711	$33,205,585,711
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	360,018,125	360,018,125	--	--
Shares issued to shareholders in payment of distributions declared	24,092,325	24,092,325	88,698,136	88,698,136
Shares redeemed	(12,529,038,717)	(12,529,038,717)	(34,169,177,848)	(34,169,177,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(242,191,326)	$(242,187,479)	(874,894,001)	$(874,894,001)

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,946,076,686	$2,946,064,202	2,753,478,053	$2,753,478,053
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	165,544,173	165,544,173	--	--
Shares issued to shareholders in payment of distributions declared	10,775,825	10,775,825	17,126,580	17,126,580
Shares redeemed	(2,743,634,198)	(2,743,634,198)	(2,663,115,038)	(2,663,115,038)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	378,762,486	$378,750,002	107,489,595	$107,489,595

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,812,364,655	$2,812,364,515	4,298,787,314	$4,298,787,314
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	37,432,965	37,432,965	--	--
Shares issued to shareholders in payment of distributions declared	13,180,692	13,180,692	32,215,558	32,215,558
Shares redeemed	(2,482,423,021)	(2,482,423,021)	(4,186,470,664)	(4,186,470,664)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	380,555,291	$380,555,151	144,532,208	$144,532,208
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	517,126,451	$517,117,674	(622,872,198)	$(622,872,198)

	Prime Cash Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	61,137,825,950	$61,137,825,950	75,124,339,260	$75,124,339,260
Shares issued to shareholders in payment of distributions declared	78,866,646	78,866,646	186,822,681	186,822,681
Shares redeemed	(57,607,646,180)	(57,607,646,180)	(70,263,199,123)	(70,263,199,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,609,046,416	$3,609,046,416	5,047,962,818	$5,047,962,818

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,158,743,390	$9,158,743,390	6,810,937,052	$6,810,937,052
Shares issued to shareholders in payment of distributions declared	15,705,456	15,705,456	45,218,626	45,218,626
Shares redeemed	(9,121,827,905)	(9,121,827,905)	(6,649,380,946)	(6,649,380,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	52,620,941	$52,620,941	206,774,732	$206,774,732

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,906,846,018	$4,906,846,018	4,995,359,886	$4,995,359,886
Shares issued to shareholders in payment of distributions declared	11,692,449	11,692,449	28,488,656	28,488,656
Shares redeemed	(4,890,635,319)	(4,890,635,319)	(4,510,973,314)	(4,510,973,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	27,903,148	$27,903,148	512,875,228	$512,875,228
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,689,570,505	$3,689,570,505	5,767,612,778	$5,767,612,778

	Prime Management Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,992,775,663	$5,992,775,663	10,379,634,595	$10,379,634,595
Shares issued to shareholders in payment of distributions declared	15,814,569	15,814,569	46,823,172	46,823,172
Shares redeemed	(6,122,405,576)	(6,122,405,576)	(10,876,642,088)	(10,876,642,088)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(113,815,344)	$(113,815,344)	(450,184,321)	$(450,184,321)

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,846,522,183	$1,846,522,183	1,368,743,602	$1,368,743,602
Shares issued to shareholders in payment of distributions declared	12,777,876	12,777,876	44,007,112	44,007,112
Shares redeemed	(1,726,957,667)	(1,726,957,667)	(1,766,341,352)	(1,766,341,352)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	132,342,392	$132,342,392	(353,590,638)	$(353,590,638)

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,226,409,910	$1,226,409,910	1,236,597,489	$1,236,597,489
Shares issued to shareholders in payment of distributions declared	9,114,913	9,114,913	34,463,480	34,463,480
Shares redeemed	(1,174,681,435)	(1,174,681,435)	(1,618,943,885)	(1,618,943,885)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	60,843,388	$60,843,388	(347,882,916)	$(347,882,916)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	79,370,436	$79,370,436	(1,151,657,875)	$(1,151,657,875)

	Prime Value Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,196,020,359	$60,196,020,359	70,899,587,926	$70,899,587,926
Shares issued to shareholders in payment of distributions declared	73,233,931	73,233,931	278,528,384	278,528,384
Shares redeemed	(58,781,306,784)	(58,781,306,784)	(73,857,260,874)	(73,857,260,874)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,487,947,506	$1,487,947,506	(2,679,144,564)	$(2,679,144,564)

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,879,980,821	$5,879,980,821	7,555,283,981	$7,555,283,981
Shares issued to shareholders in payment of distributions declared	21,608,666	21,608,666	73,737,023	73,737,023
Shares redeemed	(6,082,851,726)	(6,082,851,726)	(7,591,844,749)	(7,591,844,749)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(181,262,239)	$(181,262,239)	37,176,255	$37,176,255

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,643,256,482	$2,643,256,482	10,399,801,707	$10,399,801,707
Shares issued to shareholders in payment of distributions declared	10,403,339	10,403,339	31,659,407	31,659,407
Shares redeemed	(6,291,810,619)	(6,291,810,619)	(8,165,226,549)	(8,165,226,549)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(3,638,150,798)	$(3,638,150,798)	2,266,234,565	$2,266,234,565
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,331,465,531)	$(2,331,465,531)	(375,733,744)	$(375,733,744)

	Treasury Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	119,189,723,953	$119,189,723,953	121,213,459,110	$121,213,459,110
Shares issued to shareholders in payment of distributions declared	37,334,823	37,334,823	169,163,577	169,163,577
Shares redeemed	(120,966,226,974)	(120,966,226,974)	(111,086,615,688)	(111,086,615,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,739,168,198)	$(1,739,168,198)	10,296,006,999	$10,296,006,999

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,225,863,084	$19,225,863,084	18,811,938,832	$18,811,938,832
Shares issued to shareholders in payment of distributions declared	3,578,991	3,578,991	30,397,906	30,397,906
Shares redeemed	(21,084,351,618)	(21,084,351,618)	(19,102,584,626)	(19,102,584,626)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,854,909,543)	$(1,854,909,543)	(260,247,888)	$(260,247,888)

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	9,286,150,303	$9,286,150,303	4,857,193,915	$4,857,193,915
Shares issued to shareholders in payment of distributions declared	1,450,604	1,450,604	5,445,379	5,445,379
Shares redeemed	(8,516,470,235)	(8,516,470,235)	(4,360,157,358)	(4,360,157,358)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	771,130,672	$771,130,672	502,481,936	$502,481,936

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,272,675,343	$1,272,675,343	2,321,650,243	$2,321,650,243
Shares issued to shareholders in payment of distributions declared	120,986	120,986	1,367,556	1,367,556
Shares redeemed	(1,845,895,105)	(1,845,895,105)	(2,356,168,126)	(2,356,168,126)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(573,098,776)	$(573,098,776)	(33,150,327)	$(33,150,327)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,396,045,845)	$(3,396,045,845)	10,505,090,720	$10,505,090,720

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for capital loss carryforwards and over distributions.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund Name	Paid In Capital	Accumulated Net Realized Gain (Loss)
Municipal Obligations Fund	$(11,535)	$11,535

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009
Fund Name	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains
Government Obligations Fund	$ --	$401,014,048	$ --
Municipal Obligations Fund	$62,968,346	$ 185,197	$296,314
Prime Cash Obligations Fund	$ --	$192,934,791	$ --
Prime Management Obligations Fund	$ --	$ 43,000,324	$ --
Prime Value Obligations Fund	$ --	$171,175,045	$ --
Treasury Obligations Fund	$ --	$113,490,776	$ --

	2008
Fund Name	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains
Government Obligations Fund	$ --	$858,668,869	$ 183
Municipal Obligations Fund	$165,831,677	$ 157,480	$171,356
Prime Cash Obligations Fund	$ --	$445,204,725	$ --
Prime Management Obligations Fund	$ --	$142,000,390	$ --
Prime Value Obligations Fund	$ --	$588,181,270	$ --
Treasury Obligations Fund	$ --	$ 717,771,600	$ --

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed (Distributions in Excess of) Tax-Exempt Income	Undistributed (Distributions in Excess of) Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	$ --	$3,825,634	$ --
Municipal Obligations Fund	$503	$ --	$(51,698)
Prime Cash Obligations Fund	$ --	$ 30,795	$ (974)
Prime Management Obligations Fund	$ --	$ (11,097)	$ --
Prime Value Obligations Fund	$ --	$ (261,599)	$ --
Treasury Obligations Fund	$ --	$ 167,592	$ --

At July 31, 2009, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2016	2017	Total
Municipal Obligations Fund	$6,228	$45,470	$51,698
Prime Cash Obligations Fund	$ --	$ 974	$ 974

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2009, the Adviser voluntarily waived the following fees:

Fund Name	Adviser Fee Waiver
Government Obligations Fund	$44,363,857
Municipal Obligations Fund	$ 5,164,044
Prime Cash Obligations Fund	$13,883,305
Prime Management Obligations Fund	$ 3,937,058
Prime Value Obligations Fund	$11,171,688
Treasury Obligations Fund	$21,918,116

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For year ended July 31, 2009, FAS waived the following fees:

Fund Name	Administrative Fee Waiver
Government Obligations Fund	$894,776
Municipal Obligations Fund	$ 79,482
Prime Cash Obligations Fund	$232,710
Prime Management Obligations Fund	$ 46,136
Prime Value Obligations Fund	$174,913
Treasury Obligations Fund	$478,705

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily reimbursed $46,343 for Government Obligations Fund and $412,321 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the year ended July 31, 2009, FSSC voluntarily reimbursed the following fees:

Fund Name	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 217,034
Municipal Obligations Fund	$ 2,497
Prime Cash Obligations Fund	$ 1,668
Prime Management Obligations Fund	$ 1,770
Treasury Obligation Fund	$643,667

For the year ended July 31, 2009, FSSC voluntarily waived the following account administration fees:

Fund Name	Account Administration Fees Waived
Government Obligations Fund	$ 160,039
Treasury Obligation Fund	$1,074,472

For the year ended July 31, 2009, FSSC received the following fees:

Fund Name	Shareholder Services Fees Received
Prime Value Obligations Fund	$215

In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $910,036 of Service Fees for Government Obligations Fund and $2,866,640 for Treasury Obligations Fund. This voluntary waiver can be modified or terminated at any time. For the year ended July 31, 2009, the Institutional Shares for the Funds did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Government Obligations Fund	$ --	$ 149,999,844
Municipal Obligations Fund	$4,149,528,000	$6,357,901,000
Prime Cash Obligations Fund	$ 8,940,000	$ 451,854,550
Prime Management Obligations Fund	$ 4,330,000	$ 1,565,000
Prime Value Obligations Fund	$ 600,026,000	$ 369,710,000
Treasury Obligations Fund	$2,350,392,674	$4,429,386,746

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Treasury Obligations Fund's Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.70% for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

For Municipal Obligations Fund, through arrangements with the Funds' custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2009, the Funds' expenses were reduced by $40,725 under these arrangements.

7. CONCENTRATION OF RISK

A substantial part of the portfolios for Prime Cash Obligations Fund, Prime Management Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, the Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Funds did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2009, the amount of long-term capital gains designated by Municipal Obligations Fund was $296,314.

For the year ended July 31, 2009, 100.0% of the distributions from net investment income for Municipal Obligations Fund was exempt from federal income tax, other than the federal AMT.

For the fiscal year ended July 31, 2009, 100.00%, 95.00%, 98.47% and 100.00% of dividends paid by the Government Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND THE SHAREHOLDERS OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund (collectively, the Funds), each a portfolio of Money Market Obligations Trust, as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2009 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been POF's Portfolio Manager since July 1991, PCOF's Portfolio Manager since November 1996, PMOF's Portfolio Manager since April 2003 and PVOF's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been MOF's Portfolio Manager since November 1996 and December 1989, respectively. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been GOF and TOF's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2009

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 608919841
Cusip 60934N823
Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042
July 31, 2007 [3]	$1.00	0.051	--		0.051
July 31, 2008	$1.00	0.036	--		0.036
July 31, 2009	$1.00	0.009	0.000	[4]	0.009

Municipal Obligations Fund
July 31, 2005	$1.00	0.018	0.000	[4]	0.018
July 31, 2006	$1.00	0.030	(0.000	) [4]	0.030
July 31, 2007 [3]	$1.00	0.035	0.000	[4]	0.035
July 31, 2008	$1.00	0.029	0.000	[4]	0.029
July 31, 2009	$1.00	0.015	(0.000	) [4]	0.015

Prime Cash Obligations Fund
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
July 31, 2009	$1.00	0.016	(0.000	) [4]	0.016

Prime Management Obligations Fund
July 31, 2005 [6]	$1.00	0.024	--		0.024
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
July 31, 2009	$1.00	0.017	--		0.017

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.

6 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.022)	--		(0.022)	$1.00	2.20%	0.20%		2.17%		0.34%		$5,721,965
(0.042)	--		(0.042)	$1.00	4.30%	0.20%		4.22%		0.28%		$6,619,952
(0.051)	--		(0.051)	$1.00	5.25%	0.20%		5.14%		0.09%		$8,943,042
(0.036)	--		(0.036)	$1.00	3.64%	0.20%		3.33%		0.09%		$20,425,207
(0.009)	(0.000	) [4]	(0.009)	$1.00	0.95%	0.23%		0.74%		0.08%		$45,592,513

(0.018)	--		(0.018)	$1.00	1.82%	0.18%		1.85%		0.13%		$3,040,759
(0.030)	--		(0.030)	$1.00	3.01%	0.18%		2.99%		0.12%		$3,490,983
(0.035)	--		(0.035)	$1.00	3.57%	0.18%		3.48%		0.12%		$4,067,288
(0.029)	(0.000	) [4]	(0.029)	$1.00	2.92%	0.18%	[5]	2.94%		0.12%		$3,192,965
(0.015)	(0.000	) [4]	(0.015)	$1.00	1.52%	0.22%	[5]	1.41%		0.11%		$2,950,672

(0.022)	--		(0.022)	$1.00	2.26%	0.18%		2.15%		0.11%		$5,674,270
(0.043)	--		(0.043)	$1.00	4.36%	0.18%		4.21%		0.11%		$4,363,938
(0.052)	--		(0.052)	$1.00	5.33%	0.18%		5.20%		0.11%		$5,428,996
(0.040)	--		(0.040)	$1.00	4.09%	0.18%		3.85%		0.11%		$10,476,830
(0.016)	--		(0.016)	$1.00	1.58%	0.22%		1.37%		0.10%		$14,086,196

(0.024)	--		(0.024)	$1.00	2.39%	0.13%	[7]	2.82%	[7]	0.45%	[7]	$2,638,079
(0.043)	--		(0.043)	$1.00	4.38%	0.16%		4.26%		0.34%		$1,986,138
(0.052)	--		(0.052)	$1.00	5.36%	0.17%		5.22%		0.15%		$1,681,581
(0.040)	--		(0.040)	$1.00	4.05%	0.17%		4.08%		0.15%		$1,231,446
(0.017)	--		(0.017)	$1.00	1.74%	0.20%		1.76%		0.15%		$1,117,636

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2005	$1.00	0.022	0.000	[3]	0.022
July 31, 2006	$1.00	0.042	0.000	[3]	0.042
July 31, 2007 [4]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
July 31, 2009	$1.00	0.015	--		0.015

Prime Value Obligations Fund
July 31, 2005	$1.00	0.023	--		0.023
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [4]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
July 31, 2009	$1.00	0.017	--		0.017

Tax-Free Obligations Fund
July 31, 2005	$1.00	0.017	(0.000	) [3]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [3]	0.029
July 31, 2007 [4]	$1.00	0.034	0.000	[3]	0.034
July 31, 2008	$1.00	0.028	0.000	[3]	0.028
July 31, 2009	$1.00	0.015	0.000	[3]	0.015

Treasury Obligations Fund
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [4]	$1.00	0.051	--		0.051
July 31, 2008	$1.00	0.030	--		0.030
July 31, 2009	$1.00	0.005	0.000	[3]	0.005

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the years ended July 31, 2009 and 2008 are 0.23% and 0.20%, respectively, after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 omitted)

(0.022)	--		(0.022)	$1.00	2.24%	0.20%		2.19%	0.34%	$15,600,659
(0.042)	--		(0.042)	$1.00	4.33%	0.20%		4.24%	0.28%	$15,151,070
(0.052)	--		(0.052)	$1.00	5.30%	0.20%		5.18%	0.09%	$16,469,931
(0.040)	--		(0.040)	$1.00	4.03%	0.20%		3.90%	0.08%	$18,430,487
(0.015)	--		(0.015)	$1.00	1.54%	0.23%		1.28%	0.08%	$39,580,019

(0.023)	--		(0.023)	$1.00	2.30%	0.17%		2.17%	0.12%	$5,799,231
(0.043)	--		(0.043)	$1.00	4.40%	0.17%		4.32%	0.12%	$6,708,463
(0.052)	--		(0.052)	$1.00	5.35%	0.17%		5.24%	0.12%	$10,023,082
(0.040)	--		(0.040)	$1.00	4.09%	0.17%		4.13%	0.12%	$7,344,142
(0.017)	--		(0.017)	$1.00	1.73%	0.22%		1.66%	0.11%	$8,831,803

(0.017)	--		(0.017)	$1.00	1.75%	0.20%		1.78%	0.34%	$8,460,989
(0.029)	--		(0.029)	$1.00	2.91%	0.20%		2.82%	0.29%	$5,941,736
(0.034)	--		(0.034)	$1.00	3.50%	0.20%		3.45%	0.09%	$6,652,945
(0.028)	(0.000	) [3]	(0.028)	$1.00	2.79%	0.20%	[5]	2.67%	0.09%	$10,053,590
(0.015)	(0.000	) [3]	(0.015)	$1.00	1.49%	0.23%	[5]	1.34%	0.08%	$14,743,753

(0.021)	--		(0.021)	$1.00	2.12%	0.20%		2.12%	0.34%	$5,733,139
(0.041)	--		(0.041)	$1.00	4.20%	0.20%		4.14%	0.27%	$6,419,380
(0.051)	--		(0.051)	$1.00	5.17%	0.20%		5.04%	0.09%	$6,723,409
(0.030)	--		(0.030)	$1.00	3.09%	0.20%		2.75%	0.08%	$17,018,264
(0.005)	(0.000	) [3]	(0.005)	$1.00	0.47%	0.23%		0.46%	0.08%	$15,279,432

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.049	--		0.049
July 31, 2008	$1.00	0.033	--		0.033
July 31, 2009	$1.00	0.007	0.000	[4]	0.007

Municipal Obligations Fund
July 31, 2005	$1.00	0.016	0.000	[4]	0.016
July 31, 2006	$1.00	0.027	(0.000	) [4]	0.027
July 31, 2007 [3]	$1.00	0.033	0.000	[4]	0.033
July 31, 2008	$1.00	0.026	0.000	[4]	0.026
July 31, 2009	$1.00	0.013	(0.000	) [4]	0.013

Prime Cash Obligations Fund
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.038	--		0.038
July 31, 2009	$1.00	0.013	(0.000	) [4]	0.013

Prime Management Obligations Fund
July 31, 2005 [6]	$1.00	0.014	--		0.014
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.037	--		0.037
July 31, 2009	$1.00	0.015	--		0.015

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47% and 0.43% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.

6 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.019)	--		(0.019)	$1.00	1.95%	0.45%		1.91%		0.09%		$2,759,651
(0.040)	--		(0.040)	$1.00	4.04%	0.45%		3.99%		0.09%		$3,493,161
(0.049)	--		(0.049)	$1.00	4.99%	0.45%		4.89%		0.09%		$4,267,271
(0.033)	--		(0.033)	$1.00	3.38%	0.45%		3.07%		0.09%		$8,770,060
(0.007)	(0.000	) [4]	(0.007)	$1.00	0.71%	0.47%		0.66%		0.09%		$7,913,479

(0.016)	--		(0.016)	$1.00	1.57%	0.43%		1.63%		0.13%		$641,950
(0.027)	--		(0.027)	$1.00	2.75%	0.43%		2.72%		0.12%		$620,552
(0.033)	--		(0.033)	$1.00	3.31%	0.43%		3.26%		0.12%		$856,704
(0.026)	(0.000	) [4]	(0.026)	$1.00	2.67%	0.43%	[5]	2.57%		0.12%		$964,094
(0.013)	(0.000	) [4]	(0.013)	$1.00	1.27%	0.47%	[5]	1.16%		0.11%		$1,342,615

(0.020)	--		(0.020)	$1.00	2.00%	0.43%		1.94%		0.11%		$1,780,479
(0.040)	--		(0.040)	$1.00	4.10%	0.43%		3.98%		0.11%		$1,932,607
(0.050)	--		(0.050)	$1.00	5.07%	0.43%		4.95%		0.11%		$1,913,630
(0.038)	--		(0.038)	$1.00	3.83%	0.43%		3.70%		0.11%		$2,120,381
(0.013)	--		(0.013)	$1.00	1.33%	0.47%		1.22%		0.10%		$2,172,963

(0.014)	--		(0.014)	$1.00	1.40%	0.38%	[7]	2.87%	[7]	0.20%	[7]	$812,886
(0.040)	--		(0.040)	$1.00	4.13%	0.41%		4.07%		0.16%		$1,027,151
(0.050)	--		(0.050)	$1.00	5.09%	0.42%		4.99%		0.15%		$1,571,872
(0.037)	--		(0.037)	$1.00	3.79%	0.42%		3.70%		0.15%		$1,218,247
(0.015)	--		(0.015)	$1.00	1.49%	0.45%		1.38%		0.15%		$1,350,587

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2005	$1.00	0.020	0.000	[3]	0.020
July 31, 2006	$1.00	0.040	0.000	[3]	0.040
July 31, 2007 [4]	$1.00	0.049	--		0.049
July 31, 2008	$1.00	0.037	--		0.037
July 31, 2009	$1.00	0.013	--		0.013

Prime Value Obligations Fund
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [4]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.038	--		0.038
July 31, 2009	$1.00	0.015	--		0.015

Tax-Free Obligations Fund
July 31, 2005	$1.00	0.015	(0.000	) [3]	0.015
July 31, 2006	$1.00	0.026	(0.000	) [3]	0.026
July 31, 2007 [4]	$1.00	0.032	0.000	[3]	0.032
July 31, 2008	$1.00	0.025	0.000	[3]	0.025
July 31, 2009	$1.00	0.012	0.000	[3]	0.012

Treasury Obligations Fund
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.039	--		0.039
July 31, 2007 [4]	$1.00	0.048	--		0.048
July 31, 2008	$1.00	0.028	--		0.028
July 31, 2009	$1.00	0.003	0.000	[3]	0.003

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the years ended July 31, 2009 and 2008 are 0.48% and 0.45%, respectively, after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 omitted)

(0.020)	--		(0.020)	$1.00	1.99%	0.45%		1.96%	0.09%	$5,727,774
(0.040)	--		(0.040)	$1.00	4.07%	0.45%		4.02%	0.09%	$5,827,992
(0.049)	--		(0.049)	$1.00	5.04%	0.45%		4.94%	0.09%	$6,207,517
(0.037)	--		(0.037)	$1.00	3.77%	0.45%		3.72%	0.08%	$6,625,756
(0.013)	--		(0.013)	$1.00	1.29%	0.48%		1.22%	0.08%	$7,734,783

(0.020)	--		(0.020)	$1.00	2.05%	0.42%		1.98%	0.12%	$1,263,130
(0.041)	--		(0.041)	$1.00	4.14%	0.42%		4.11%	0.12%	$1,755,737
(0.050)	--		(0.050)	$1.00	5.09%	0.42%		4.99%	0.12%	$2,282,934
(0.038)	--		(0.038)	$1.00	3.83%	0.42%		3.74%	0.12%	$2,319,962
(0.015)	--		(0.015)	$1.00	1.48%	0.47%		1.49%	0.11%	$2,138,614

(0.015)	--		(0.015)	$1.00	1.50%	0.45%		1.53%	0.09%	$2,073,222
(0.026)	--		(0.026)	$1.00	2.65%	0.45%		2.61%	0.09%	$2,066,260
(0.032)	--		(0.032)	$1.00	3.24%	0.45%		3.20%	0.09%	$2,645,622
(0.025)	(0.000	) [3]	(0.025)	$1.00	2.54%	0.45%	[5]	2.52%	0.09%	$2,623,669
(0.012)	(0.000	) [3]	(0.012)	$1.00	1.24%	0.48%	[5]	1.13%	0.08%	$2,924,183

(0.019)	--		(0.019)	$1.00	1.87%	0.45%		1.85%	0.09%	$5,245,762
(0.039)	--		(0.039)	$1.00	3.94%	0.45%		3.87%	0.09%	$5,712,346
(0.048)	--		(0.048)	$1.00	4.91%	0.45%		4.79%	0.09%	$6,123,403
(0.028)	--		(0.028)	$1.00	2.83%	0.45%		2.86%	0.08%	$5,863,864
(0.003)	(0.000	) [3]	(0.003)	$1.00	0.28%	0.43%		0.29%	0.13%	$4,009,139

Shareholder Expense Example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,001.60	$1.14
Municipal Obligations Fund	$1,000	$1,004.10	$1.14
Prime Cash Obligations Fund	$1,000	$1,004.00	$1.09
Prime Management Obligations Fund	$1,000	$1,004.80	$0.99
Prime Obligations Fund	$1,000	$1,003.80	$1.14
Prime Value Obligations Fund	$1,000	$1,004.90	$1.14
Tax-Free Obligations Fund	$1,000	$1,003.50	$1.19
Treasury Obligations Fund	$1,000	$1,000.70	$1.14
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.65	$1.15
Municipal Obligations Fund	$1,000	$1,023.65	$1.15
Prime Cash Obligations Fund	$1,000	$1,023.70	$1.10
Prime Management Obligations Fund	$1,000	$1,023.80	$1.00
Prime Obligations Fund	$1,000	$1,023.65	$1.15
Prime Value Obligations Fund	$1,000	$1,023.65	$1.15
Tax-Free Obligations Fund	$1,000	$1,023.60	$1.20
Treasury Obligations Fund	$1,000	$1,023.65	$1.15

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.23%
Municipal Obligations Fund	0.23%
Prime Cash Obligations Fund	0.22%
Prime Management Obligations Fund	0.20%
Prime Obligations Fund	0.23%
Prime Value Obligations Fund	0.23%
Tax-Free Obligations Fund	0.24%
Treasury Obligations Fund	0.23%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,000.50	$2.28
Municipal Obligations Fund	$1,000	$1,002.90	$2.33
Prime Cash Obligations Fund	$1,000	$1,002.70	$2.33
Prime Management Obligations Fund	$1,000	$1,003.60	$2.24
Prime Obligations Fund	$1,000	$1,002.60	$2.38
Prime Value Obligations Fund	$1,000	$1,003.70	$2.38
Tax-Free Obligations Fund	$1,000	$1,002.20	$2.38
Treasury Obligations Fund	$1,000	$1,000.00	$2.13
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.51	$2.31
Municipal Obligations Fund	$1,000	$1,022.46	$2.36
Prime Cash Obligations Fund	$1,000	$1,022.46	$2.36
Prime Management Obligations Fund	$1,000	$1,022.56	$2.26
Prime Obligations Fund	$1,000	$1,022.41	$2.41
Prime Value Obligations Fund	$1,000	$1,022.41	$2.41
Tax-Free Obligations Fund	$1,000	$1,022.41	$2.41
Treasury Obligations Fund	$1,000	$1,022.66	$2.16

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.46%
Municipal Obligations Fund	0.47%
Prime Cash Obligations Fund	0.47%
Prime Management Obligations Fund	0.45%
Prime Obligations Fund	0.48%
Prime Value Obligations Fund	0.48%
Tax-Free Obligations Fund	0.48%
Treasury Obligations Fund	0.43%

Government Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	49.5%
Repurchase Agreements	48.6%
U.S. Treasury Securities	2.4%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.4%
8-30 Days	18.2%
31-90 Days	14.6%
91-180 Days	11.3%
181 Days or more	10.0%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		GOVERNMENT AGENCIES--49.5%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.212%, 8/8/2009	$135,000,000
50,000,000		Federal Farm Credit System Notes, 0.560%, 7/1/2010	50,005,938
4,184,806,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210% - 3.200%, 8/6/2009 - 3/1/2010	4,179,522,331
7,379,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.194% - 0.916%, 8/3/2009 - 9/11/2009	7,377,682,935
3,224,387,000		Federal Home Loan Bank System Notes, 0.290% - 5.000%, 9/18/2009 - 8/4/2010	3,230,888,172
3,283,450,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 3/16/2010	3,278,399,029
3,117,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.215% - 0.816%, 8/3/2009 - 10/12/2009	3,116,813,114
391,090,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 7.000%, 9/22/2009 - 3/15/2010	399,622,851
3,274,570,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 9/25/2009 - 7/12/2010	3,269,198,014
1,147,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.400% - 0.883%, 8/3/2009 - 10/13/2009	1,147,238,702
1,213,056,000		Federal National Mortgage Association Notes, 0.280% - 7.250%, 9/15/2009 - 4/19/2010	1,236,681,830
366,655,000	[1]	Housing and Urban Development Floating Rate Notes, 0.797%, 8/3/2009	366,655,000
		TOTAL GOVERNMENT AGENCIES	27,787,707,916
		U.S. TREASURY--2.4%
1,280,000,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	1,275,919,034
100,000,000		United States Treasury Notes, 4.625%, 11/15/2009	101,227,091
		TOTAL U.S. TREASURY	1,377,146,125
		REPURCHASE AGREEMENTS--48.6%
2,500,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	2,500,000,000
2,396,000,000	[3]	Interest in $3,200,000,000 joint repurchase agreement 0.23%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,201,206,222 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $3,277,804,573.	2,396,000,000
364,169,000		Repurchase agreement 0.21%, dated 7/31/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $364,175,373 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $372,618,531.	364,169,000
1,142,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Bank of America, N.A., will repurchase a security provided as collateral for $2,000,035,000 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2035 and the market value of that underlying security was $2,040,035,700.	1,142,000,000
1,000,000,000	[3]	Repurchase agreement 0.19%, dated 7/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,036,944 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/20/2039 and the market value of those underlying securities was $1,029,651,625.	1,000,000,000
1,199,000,000	[3]	Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,311,111 on 8/25/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,798,862,359.	1,199,000,000
425,781,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	425,781,000
3,000,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,000,055,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $3,060,056,194.	3,000,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,079,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,053,432,387.	$1,079,000,000
1,606,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,092,361 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,575,032,569.	1,606,000,000
925,000,000		Interest in $1,167,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,167,021,395 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $1,202,010,679.	925,000,000
1,449,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.16%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $2,000,062,222 on 8/4/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $2,040,054,401.	1,449,000,000
764,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,000,172,222 on 8/24/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,020,056,667.	764,000,000
500,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 7/20/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,131,250 on 8/20/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $765,058,012.	500,000,000
606,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/27/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,140,000 on 8/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $816,028,561.	606,000,000
1,500,000,000		Repurchase agreement 0.21%, dated 7/31/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,500,026,250 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $1,530,026,776.	1,500,000,000
200,000,000	[3]	Repurchase agreement 0.25%, dated 7/6/2009 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $200,041,667 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2036 and the market value of those underlying securities was $206,037,782.	200,000,000
248,491,000		Interest in $250,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,004,375 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $255,000,261.	248,491,000
1,000,000,000		Repurchase agreement 0.21%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,017,500 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,020,001,488.	1,000,000,000
803,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 7/17/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,207,958 on 8/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,074,865,311.	803,000,000
1,176,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,000,036,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $2,046,934,161.	1,176,000,000
500,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,009,167 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2038 and the market value of those underlying securities was $515,000,907.	500,000,000
500,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $500,009,167 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2037 and the market value of those underlying securities was $514,471,222.	500,000,000
1,079,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,052,917,202.	1,079,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $148,000,000 joint repurchase agreement 0.15%, dated 7/31/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $148,001,850 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/13/2011 and the market value of those underlying securities was $150,963,600.	$100,000,000
200,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Wachovia Bank N.A. will repurchase securities provided as collateral for $200,003,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/3/2029 and the market value of those underlying securities was $204,004,888.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	27,262,441,000
		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST) [4]	56,427,295,041
		OTHER ASSETS AND LIABILITIES - NET--(0.5)% [5]	(275,656,776)
		TOTAL NET ASSETS--100%	$56,151,638,265

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$--	$ 27,787,707,916	$--	$ 27,787,707,916
U.S. Treasury	--	1,377,146,125	--	1,377,146,125
Repurchase Agreements	--	27,262,441,000	--	27,262,441,000
TOTAL SECURITIES	$--	$56,427,295,041	$--	$56,427,295,041

Municipal Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.7%
Municipal Notes	8.9%
Commercial Paper	2.9%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.3%
8-30 Days	3.7%
31-90 Days	2.3%
91-180 Days	1.1%
181 Days or more	4.1%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5% [1,2]
		Alabama--2.5%
$2,325,000		Alabama HFA MFH, (Series 2001D), Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	$2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.630%, 8/6/2009	7,840,000
4,180,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 4.310%, 8/6/2009	4,180,000
9,755,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,755,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/6/2009	10,000,000
50,000,000		Columbia, AL, IDB (Series 1997), Daily VRDNs (Alabama Power Co.), 0.450%, 8/3/2009	50,000,000
15,000,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.490%, 8/5/2009	15,000,000
11,100,000		Columbia, AL, IDB PCR (Series 1999-C), Daily VRDNs (Alabama Power Co.), 0.270%, 8/3/2009	11,100,000
16,000,000		Mobile, AL Special Care Facilities Financing Authority (Series 2008-A), Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	16,000,000
1,000,000		Montgomery County, AL, LT GO Warrants (Series 1999), 5.60% Bonds (United States Treasury PRF 9/1/2009@102), 9/1/2024	1,054,375
2,405,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.530%, 8/5/2009	2,405,000
3,335,000		Ridge Improvement District (Elmore County) AL (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 4.000%, 8/6/2009	3,335,000
6,700,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	6,700,000
2,570,000		Tuscaloosa County, AL Park & Recreation Authority (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 2.750%, 8/6/2009	2,570,000
		TOTAL	146,764,375
		Alaska--1.3%
7,500,000		Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.410%, 8/5/2009	7,500,000
41,620,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.230%, 8/6/2009	41,620,000
25,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	25,008,368
		TOTAL	74,128,368
		Arizona--0.4%
15,975,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank NV LOC), 0.400%, 8/3/2009	15,975,000
1,160,000		Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.490%, 8/6/2009	1,160,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 8/6/2009	4,000,000
		TOTAL	21,135,000
		Arkansas--0.4%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 8/6/2009	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/6/2009	10,900,000
2,000,000		Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	2,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/6/2009	7,100,000
		TOTAL	25,630,000
		California--5.3%
17,460,000		Bay Area Toll Authority, CA (Series 2007B-2), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/6/2009	17,460,000
8,385,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 1.010%, 8/6/2009	8,385,000
3,000,000		California Infrastructure & Economic Development Bank (Series 2008B), Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.320%, 8/3/2009	3,000,000
620,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.680%, 8/5/2009	620,000
3,355,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	3,355,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.810%, 8/6/2009	6,815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	$5,000,000
3,500,000		California PCFA (Series 2002), Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.810%, 8/6/2009	3,500,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T&W Farms)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	2,940,000
1,430,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	1,430,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B&B Dairy, LLC)/(CoBank, ACB LOC), 0.810%, 8/6/2009	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 0.810%, 8/6/2009	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A&M Farms)/(Wachovia Bank N.A. LOC), 0.810%, 8/6/2009	2,000,000
2,540,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	2,540,000
3,920,000		California PCFA (Series 2006A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.640%, 8/5/2009	3,920,000
2,085,000		California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	2,085,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.680%, 8/5/2009	3,395,000
16,840,000		California State (Series 2004 A-4), Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A. New York LOCs), 0.410%, 8/3/2009	16,840,000
28,000,000	[3]	California State, EAGLES (Series 2006-0098), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 1.060%, 8/6/2009	28,000,000
2,020,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 0.900%, 8/5/2009	2,020,000
8,500,000		California Statewide Communities Development Authority (Series 2004J), Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	8,500,000
17,700,000		California Statewide Communities Development Authority (Series 2005), Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.230%, 8/5/2009	17,700,000
4,435,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.000%, 8/6/2009	4,435,000
1,860,000		Concord, CA, MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank N.A. New York LOC), 0.550%, 8/6/2009	1,860,000
1,975,000		Los Angeles, CA Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments), Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America N.A. LOC), 0.430%, 8/3/2009	1,975,000
36,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A. New York LIQ), 0.360%, 8/6/2009	36,000,000
9,000,000		Los Angeles, CA Unified School District (2008 Series A), Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 8/5/2009	9,000,000
30,000,000		Los Angeles, CA Wastewater System, 0.60% CP, Mandatory Tender 8/3/2009	30,000,000
4,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.250%, 8/6/2009	4,000,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank N.A. New York LOC), 0.510%, 8/3/2009	5,300,000
14,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.270%, 8/5/2009	14,000,000
15,000,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34A), Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.000%, 8/5/2009	15,000,000
25,225,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34B), Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.750%, 8/5/2009	25,225,000
10,960,000		Southern California Public Power Authority (Power Projects)/(Series 2009-1: Magnolia Power Project A), Weekly VRDNs (KBC Bank NV LOC), 0.290%, 8/5/2009	10,960,000
		TOTAL	311,160,000
		Colorado--1.5%
1,105,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	1,105,000
5,680,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	5,680,000
2,735,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	2,735,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	2,000,000
410,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/6/2009	410,000
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	1,500,000
15,000,000		Denver, CO City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank NV LOC), 0.440%, 8/5/2009	15,000,000
28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	28,500,000
28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C3), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	28,500,000
		TOTAL	85,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.7%
$1,795,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.230%, 8/5/2009	$1,795,000
4,600,000		Connecticut Development Authority (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 8/12/2009	4,600,000
500,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.320%, 8/5/2009	500,000
6,985,000		New Britain, CT, 3.00% BANs, 3/30/2010	7,062,602
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,056,560
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,018,945
		TOTAL	38,033,107
		Delaware--2.8%
78,500,000		Delaware EDA, IDRB (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.440%, 8/3/2009	78,500,000
73,000,000		Delaware EDA, IDRB (Series D), Daily VRDNs (Motiva Enterprises LLC), 0.600%, 8/3/2009	73,000,000
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.690%, 8/6/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	5,000,000
		TOTAL	163,500,000
		District of Columbia--0.5%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.550%, 8/6/2009	7,500,000
11,340,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	11,340,000
5,300,000		District of Columbia (Series 2007), Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	5,300,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.390%, 8/6/2009	3,795,000
		TOTAL	27,935,000
		Florida--4.9%
28,750,000		Alachua County, FL Health Facilities Authority (Series A), Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	28,750,000
8,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	8,725,000
3,000,000		Florida HFA (Series 2006H), Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 3.080%, 8/6/2009	3,000,000
40,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.700%, 8/5/2009	40,500,000
16,000,000		Highlands County, FL Health Facilities Authority (Series 2006B-2), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.300%, 8/6/2009	16,000,000
1,255,000		Hillsborough County, FL, HFA (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A. New York LOC), 0.510%, 8/5/2009	1,255,000
2,719,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.870%, 8/6/2009	2,719,000
3,500,000	[3,4]	Lee County, FL Memorial Health System (Series 2009D), Weekly VRDNs (SunTrust Bank LOC), 1.850%, 8/5/2009	3,500,000
4,845,000		Leesburg, FL Hospital Authority (Series 2008A), Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	4,845,000
10,800,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145), Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.560%, 8/6/2009	10,800,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.510%, 8/6/2009	25,000,000
34,300,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A. New York LIQ), 0.590%, 8/6/2009	34,300,000
77,745,000		Orlando & Orange County Expressway Authority, FL (Subseries 2008B-2), Weekly VRDNs (SunTrust Bank LOC), 1.500%, 8/6/2009	77,745,000
7,700,000		Palm Beach County, FL Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/(Citibank N.A. New York LOC), 0.750%, 8/5/2009	7,700,000
3,245,000		Pasco County, FL Educational Facilities Authority (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.750%, 8/7/2009	3,245,000
19,385,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/3/2009	19,385,000
		TOTAL	287,469,000
		Georgia--4.4%
53,970,000		Albany-Dougherty County, GA Hospital Authority (Series 2008B), Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 1.000%, 8/3/2009	53,970,000
10,850,000		Athens-Clarke County, GA, IDA (Series 2001), Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.600%, 8/3/2009	10,850,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.660%, 8/6/2009	$5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 4.000%, 8/6/2009	3,000,000
5,540,000		Clayton County, GA, Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	5,540,000
6,000,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.050%, 8/5/2009	6,000,000
9,300,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,300,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.940%, 8/6/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.590%, 8/6/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	7,475,000
11,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.580%, 8/6/2009	11,000,000
780,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 2.100%, 8/5/2009	780,000
15,000,000		Fayette County, GA, Hospital Authority (Series 2007), Weekly VRDNs (Fayette Community Hospital)/(SunTrust Bank LOC), 1.850%, 8/5/2009	15,000,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	16,000,000
900,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	900,000
1,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,475,000
2,750,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 8/6/2009	2,750,000
16,830,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 2.050%, 8/5/2009	16,830,000
14,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.750%, 8/6/2009	14,430,000
1,500,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Walton Ridenour Apts)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,500,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 2.290%, 8/5/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.590%, 8/6/2009	19,000,000
		TOTAL	254,850,000
		Illinois--2.2%
1,050,000		Arlington Heights, IL (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.800%, 8/6/2009	1,050,000
5,600,000		Chicago, IL, MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,600,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 0.840%, 8/6/2009	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990), Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.400%, 8/5/2009	3,000,000
980,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 8/5/2009	980,000
1,410,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.820%, 8/6/2009	1,410,000
450,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	450,000
3,695,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	3,695,000
3,170,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.080%, 8/5/2009	3,170,000
1,100,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,100,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.800%, 8/6/2009	3,140,000
4,540,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	4,540,000
2,640,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.170%, 8/5/2009	2,640,000
1,365,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/6/2009	1,365,000
7,425,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.480%, 8/6/2009	7,425,000
1,170,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,170,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.500%, 8/6/2009	7,500,000
5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,600,000
960,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/6/2009	960,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98% TOBs, Mandatory Tender 8/1/2009	14,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 0.500%, 8/5/2009	$8,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.620%, 8/6/2009	25,000,000
1,200,000		Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc. LLC)/(Northern Trust Co., Chicago, IL LOC), 0.500%, 8/5/2009	1,200,000
1,110,000		Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.420%, 8/6/2009	1,110,000
3,980,000		Peoria, IL (Series 2000), Weekly VRDNs (Peoria Academy Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	3,980,000
920,000		Quad Cities, IL Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.800%, 8/6/2009	920,000
1,800,000		Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/5/2009	1,800,000
1,400,000		Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	1,400,000
1,409,000		West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/6/2009	1,409,000
500,000		Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.380%, 8/6/2009	500,000
		TOTAL	128,704,000
		Indiana--3.8%
4,485,000		Angola, IN Educational Facilities (Series 2006), Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,485,000
15,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,055,632
645,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/6/2009	645,000
4,100,000		Gary/Chicago, IN International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.670%, 8/6/2009	4,100,000
775,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	775,000
2,000,000		Indiana Development Finance Authority (Series 2001), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	2,000,000
900,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	900,000
19,820,000		Indiana Development Finance Authority (Series 2002), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	19,820,000
2,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/6/2009	2,800,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB&B LLC)/(Harris, N.A. LOC), 0.800%, 8/6/2009	6,095,000
10,000,000		Indiana State Finance Authority - Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	10,000,000
60,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.100%, 8/3/2009	60,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/5/2009	9,750,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-7), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.750%, 8/3/2009	20,000,000
5,000,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	5,000,000
1,300,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.900%, 8/5/2009	1,300,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	6,500,000
14,510,000		Jasper, IN Hospital Authority (Series 2008), Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	14,510,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.540%, 8/6/2009	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	1,000,000
10,000,000		Spencer County, IN, PCA (Series 1998), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	10,000,000
1,700,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/6/2009	1,700,000
1,600,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	1,600,000
		TOTAL	223,070,632
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--0.2%
$5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.760%, 8/6/2009	$5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.760%, 8/6/2009	6,000,000
500,000		Iowa Higher Education Loan Authority (Series 2008), Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 8/6/2009	500,000
2,640,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,640,000
		TOTAL	14,440,000
		Kansas--1.0%
7,274,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	7,274,000
3,430,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.410%, 8/6/2009	9,285,000
10,000,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.480%, 8/6/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
19,300,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	19,303,135
		TOTAL	59,292,135
		Kentucky--0.9%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	8,500,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 8/6/2009	2,245,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 8/6/2009	5,500,000
200,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	200,000
3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.500%, 8/6/2009	3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,075,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 8/6/2009	5,740,000
1,450,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 6.000%, 8/6/2009	1,450,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 8/6/2009	8,000,000
10,000,000		Somerset, KY, Industrial Building (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/6/2009	10,000,000
		TOTAL	50,710,000
		Louisiana--3.5%
18,800,000		Calcasieu Parish, LA, IDB (Series 1994), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.420%, 8/3/2009	18,800,000
2,730,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	2,730,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.750%, 8/6/2009	5,000,000
4,630,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.500%, 8/6/2009	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.530%, 8/5/2009	4,000,000
10,450,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	10,450,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.480%, 8/3/2009	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 8/3/2009	34,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	40,000,000
25,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.430%, 8/3/2009	25,000,000
12,000,000		Louisiana State Offshore Terminal Authority (Series 2003A), Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.600%, 8/3/2009	12,000,000
10,000,000		St. Tammany Parish Development District, LA (Series 2008A), Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	10,000,000
		TOTAL	201,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maine--0.8%
$9,800,000		Cumberland County, ME, 2.00% TANs, 11/13/2009	$9,815,086
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/5/2009	3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.420%, 8/6/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	46,915,086
		Maryland--0.6%
2,730,000		Maryland Community Development Administration - MFH (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.600%, 8/5/2009	2,730,000
4,450,000		Maryland Community Development Administration - MFH (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.600%, 8/5/2009	4,450,000
3,000,000		Maryland Community Development Administration - MFH (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.410%, 8/6/2009	3,000,000
5,900,000		Maryland Community Development Administration - MFH (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.410%, 8/6/2009	5,900,000
3,000,000		Maryland Community Development Administration - Residential Revenue (2008 Series D), Weekly VRDNs (KBC Bank NV LIQ), 0.430%, 8/6/2009	3,000,000
1,500,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	1,500,000
7,420,000	[3,4]	Maryland State Economic Development Corp., SPEARs (DB-635), Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Deutsche Bank AG LIQ), 0.390%, 8/6/2009	7,420,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.600%, 8/7/2009	3,500,000
4,450,000		Montgomery County, MD Housing Opportunities Commission (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.570%, 8/5/2009	4,450,000
		TOTAL	35,950,000
		Massachusetts--1.4%
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.35% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/14/2009	10,000,000
1,965,000		Massachusetts Development Finance Agency (Series 2004), 1.60% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/14/2009	1,965,000
5,000,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.320%, 8/6/2009	5,000,000
4,400,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.360%, 8/6/2009	4,400,000
1,900,000		Massachusetts HEFA (Series A-1), Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 2.300%, 8/6/2009	1,900,000
9,805,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	9,805,000
7,500,000		Massachusetts IFA (Series 1992B), 1.20% CP (New England Power Co.), Mandatory Tender 10/15/2009	7,500,000
2,750,000		Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,750,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	4,500,000
3,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	3,000,000
10,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/5/2009	10,000,000
10,000,000		Montachusett, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,000,883
8,845,000		Quincy, MA, 1.50% BANs, 7/30/2010	8,919,243
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,001,091
		TOTAL	83,741,217
		Michigan--1.9%
12,785,000	[3,4]	Detroit, MI City School District, MACON (Series 2006 J), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.710%, 8/6/2009	12,785,000
1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	1,500,000
1,500,000		Michigan Municipal Bond Authority (Series A1), 3.00% Bonds, 8/20/2009	1,501,052
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	$3,280,000
7,250,000		Michigan State, 3.00% RANs, 9/30/2009	7,261,126
37,500,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 8/3/2009	37,500,000
47,600,000		St. Joseph, MI Hospital Finance Authority (Series 2006), Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/6/2009	47,600,000
		TOTAL	111,427,178
		Minnesota--1.4%
1,050,000		Blue Earth, MN (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/6/2009	1,050,000
2,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	2,000,000
6,000,000		Eden Prairie, MN, MFH (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	6,000,000
5,205,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.390%, 8/6/2009	5,205,000
4,790,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	4,790,000
3,020,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	3,020,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	24,390,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	11,000,000
5,000,000		St. Anthony, MN (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	5,000,000
975,000		St. Paul, MN Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.680%, 8/5/2009	975,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	4,820,000
720,000		St. Paul, MN Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	720,000
3,925,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	3,925,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	4,000,000
		TOTAL	79,145,000
		Mississippi--2.2%
13,045,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	13,045,000
10,000,000		Mississippi Business Finance Corp. Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/6/2009	10,000,000
1,500,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	1,500,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	2,420,000
2,495,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	2,495,000
59,200,000		Mississippi Business Finance Corp., (Series 2008), Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	59,200,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,800,000
7,200,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.500%, 8/6/2009	7,200,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	8,600,000
9,670,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,670,000
6,945,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	6,945,000
		TOTAL	130,875,000
		Missouri--0.5%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	10,000,000
10,000,000		Buchanan County, MO Solid Waste Disposal (Series 2009B), Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.560%, 8/6/2009	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/6/2009	2,000,000
935,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$1,445,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	$1,445,000
4,090,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.660%, 8/6/2009	4,090,000
610,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.730%, 8/6/2009	610,000
		TOTAL	29,080,000
		Montana--0.7%
35,200,000		Montana State Board Of Investments (Series 1989), Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.440%, 8/5/2009	35,200,000
5,850,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.570%, 8/6/2009	5,850,000
		TOTAL	41,050,000
		Multi-State--7.5%
30,312,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	30,312,000
81,259,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	81,259,000
18,851,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	18,851,000
23,717,306	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	23,717,306
44,730,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	44,730,000
7,395,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	7,395,000
14,278,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.410%, 8/6/2009	14,278,000
9,402,000		FHLMC (Series M019-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	9,402,000
27,651,000		FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	27,651,000
19,925,000		FHLMC (Series M021-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	19,925,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.50%, 8/6/2009	76,300,000
85,300,000	[3,4]	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.50%, 8/6/2009	85,300,000
		TOTAL	439,120,306
		Nebraska--1.0%
2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,400,000
300,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	300,000
36,565,000		Nebraska Educational Finance Authority (Series 2008), Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	36,565,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998) Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	5,700,000
		TOTAL	57,685,000
		Nevada--1.6%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.470%, 8/5/2009	50,000,000
15,900,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.050%, 8/5/2009	15,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.500%, 8/6/2009	10,000,000
16,400,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank N.A. New York LOC), 0.530%, 8/6/2009	16,400,000
		TOTAL	92,300,000
		New Hampshire--1.0%
11,260,000		New Hampshire Business Finance Authority (Series 2008), Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 1.400%, 8/3/2009	11,260,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.35% CP (New England Power Co.), Mandatory Tender 8/14/2009	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire--continued
$30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.60% CP (New England Power Co.), Mandatory Tender 8/12/2009	$30,000,000
10,000,000		New Hampshire HEFA (Series 2008), Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	10,000,000
		TOTAL	55,260,000
		New Jersey--1.3%
6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	6,213,534
10,292,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	10,345,583
53,800,000		New Jersey EDA (2008 Series X), Weekly VRDNs (New Jersey State)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	53,800,000
5,515,000		Ridgewood, NJ, 1.25% BANs, 6/25/2010	5,546,996
		TOTAL	75,906,113
		New Mexico--0.6%
895,000		Albuquerque, NM, IDRB (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	895,000
3,790,000		Albuquerque, NM, IDRB (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	3,790,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	3,200,000
10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.320%, 8/3/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.620%, 8/5/2009	2,150,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.440%, 8/5/2009	10,000,000
1,935,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	1,935,000
		TOTAL	31,970,000
		New York--4.1%
10,500,000		Akron, NY Central School District, 2.50% BANs, 7/14/2010	10,573,573
16,715,000		Amherst, NY Central School District, 2.00% BANs, 8/5/2010	16,830,501
13,100,000		Averill Park, NY Central School District, 2.00% BANs, 6/25/2010	13,198,814
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,504,330
25,970,000		Greene, NY Central School District, 2.00% BANs, 7/30/2010	26,109,986
8,970,000		Hamburg Town, NY, 1.50% BANs, 7/14/2010	9,020,708
5,590,000		Hempstead Town, NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	5,590,000
20,000,000		Indian River, NY Central School District, 2.50% BANs, 6/25/2010	20,159,057
3,250,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2009	3,250,000
10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank N.A. New York LOC), 0.760%, 8/6/2009	10,000,000
20,000,000		New York City, NY, IDA (Series 2007), Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.470%, 8/6/2009	20,000,000
5,000,000		New York City, NY, IDA Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A. New York LOCs), 0.223%, 8/3/2009	5,000,000
10,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.280%, 8/6/2009	10,500,000
13,800,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.450%, 8/5/2009	13,800,000
16,900,000		New York State HFA (Series 2005A: 250 West 93rd Street), Weekly VRDNs (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringen LOC), 0.350%, 8/5/2009	16,900,000
20,900,000		New York State HFA (Series 2008A: 505 West 37th Street), Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thueringen LOC), 0.450%, 8/5/2009	20,900,000
19,500,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDNs (Deutsche Bank AG LIQ), 0.40%, 8/6/2009	19,500,000
2,500,000		Waverly, NY Central School District, 2.00% BANs, 7/16/2010	2,509,394
4,420,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/5/2009	4,420,000
5,400,000		Yonkers, NY, 5.00% BANs, 8/14/2009	5,401,401
		TOTAL	241,167,764
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--3.6%
$8,000,000		Charlotte, NC Water & Sewer System (Series 2006B), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.340%, 8/6/2009	$8,000,000
17,012,000		Charlotte, NC (Series 2005), 0.85% CP, Mandatory Tender 9/10/2009	17,012,000
8,205,000		Cleveland County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Chris Craft Corporation)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	8,205,000
1,100,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	1,100,000
4,700,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 0.527%, 8/3/2009	4,700,000
17,500,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.510%, 8/5/2009	17,500,000
15,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	15,000,000
10,500,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	10,500,000
50,000		North Carolina Capital Facilities Finance Agency (Series 2005), Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	50,000
20,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.050%, 8/5/2009	20,000,000
5,300,000		North Carolina Educational Facilities Finance Agency (Series 2000), Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	5,300,000
3,480,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	3,480,000
87,260,000		North Carolina Medical Care Commission (Series 2008), Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.520%, 8/5/2009	87,260,000
12,405,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 2.050%, 8/6/2009	12,405,000
1,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	1,003,637
		TOTAL	211,515,637
		North Dakota--0.2%
515,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.580%, 8/6/2009	515,000
10,920,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	10,920,000
		TOTAL	11,435,000
		Ohio--0.8%
4,800,000		Allen County, OH (Series 2008B), Daily VRDNs (Catholic Healthcare Partners)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	4,800,000
165,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	165,000
20,305,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.250%, 8/6/2009	20,305,000
20,000,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 3.250%, 8/6/2009	20,000,000
1,265,000		Montgomery County, OH (Series 2000), Weekly VRDNs (Community Blood Center Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.830%, 8/6/2009	1,265,000
		TOTAL	46,535,000
		Oklahoma--1.0%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 2.050%, 8/5/2009	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,000,000
13,235,867	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	13,235,867
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.480%, 8/5/2009	2,500,000
1,810,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	1,810,000
3,000,000		Oklahoma State Turnpike Authority (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.220%, 8/6/2009	3,000,000
23,800,000		Oklahoma State Turnpike Authority (Series 2006F), Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	23,800,000
		TOTAL	55,545,867
		Oregon--1.5%
500,000		Oregon State EDRB (Series 175), Weekly VRDNs (L.D. McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.680%, 8/6/2009	500,000
28,000,000		Oregon State Housing and Community Services Department (2008 Series C), Weekly VRDNs (KBC Bank NV LIQ), 0.440%, 8/6/2009	28,000,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,681,149
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oregon--continued
$2,000,000		Port Portland, OR Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.410%, 8/6/2009	$2,000,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	10,000,000
		TOTAL	88,181,149
		Pennsylvania--1.0%
1,080,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.380%, 8/6/2009	1,080,000
13,600,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series B of 2008), Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	13,600,000
31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,753,897
7,290,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority (Series A of 2007), Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.550%, 8/6/2009	7,290,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	1,335,000
		TOTAL	55,058,897
		Rhode Island--0.3%
3,040,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	3,040,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.360%, 8/5/2009	7,000,000
8,150,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.420%, 8/3/2009	8,150,000
		TOTAL	18,190,000
		South Carolina--2.0%
8,100,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	8,100,000
4,600,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1998), Daily VRDNs (BP Amoco Corp.)/(GTD by BP Amoco Corp.), 0.400%, 8/3/2009	4,600,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.500%, 8/5/2009	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	5,600,000
25,000,000		Berkeley County, SC IDB (Series 1998) Weekly VRDNs (Nucor Corp.), 0.500%, 8/5/2009	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.660%, 8/5/2009	3,700,000
3,000,000		South Carolina Jobs-EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	3,000,000
6,225,000		South Carolina Jobs-EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	6,225,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/6/2009	15,000,000
12,635,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	12,635,000
		TOTAL	117,860,000
		South Dakota--1.2%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.760%, 8/6/2009	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.600%, 8/6/2009	4,000,000
10,800,000		South Dakota Housing Development Authority (Series 2007 I), Weekly VRDNs, 0.340%, 8/6/2009	10,800,000
45,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series 2008C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.410%, 8/5/2009	45,000,000
		TOTAL	69,650,000
		Tennessee--2.8%
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.500%, 8/5/2009	5,000,000
900,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	900,000
800,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	800,000
35,000,000		Johnson City, TN Health & Education Facilities Board (Series 2007A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	35,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$41,800,000		Johnson City, TN Health & Education Facilities Board (Series 2008A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	$41,800,000
35,000,000		Knox County, TN Health Education & Housing Facilities Board (Subseries B-2), Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	35,000,000
10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.510%, 8/6/2009	10,000,000
870,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	870,000
4,550,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B), Weekly VRDNs (Hickory Forest Apartments)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	4,550,000
11,100,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.650%, 8/6/2009	11,100,000
9,500,000		Springfield, TN Health & Educational Facilities Board (Series 2008), Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	9,500,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.250%, 8/5/2009	845,000
7,445,000		Wilson County, TN Health & Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 4.140%, 8/6/2009	7,445,000
		TOTAL	162,810,000
		Texas--15.6%
35,075,000		Austin, TX Water and Wastewater System (Series 2004), Weekly VRDNs (GTD by FSA INS)/(Landesbank Baden-Wuerttemberg LIQ), 0.900%, 8/6/2009	35,075,000
9,950,000		Brazos Harbor, TX IDC Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.500%, 8/5/2009	9,950,000
1,010,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.650%, 8/3/2009	1,010,000
24,630,000		Brazos River Authority, TX (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.650%, 8/3/2009	24,630,000
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/3/2009	12,500,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	8,200,000
4,390,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.530%, 8/5/2009	4,390,000
4,000,000		Colorado River, TX Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.680%, 8/6/2009	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,950,000
21,700,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 0.430%, 8/3/2009	21,700,000
36,100,000		Gulf Coast, TX, IDA Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	36,100,000
34,700,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	34,700,000
35,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 0.370%, 8/3/2009	35,200,000
37,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	37,600,000
16,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	16,600,000
22,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	22,500,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 0.400%, 8/3/2009	22,700,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	70,000
24,900,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	24,900,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	25,000,000
34,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	34,000,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	8,000,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	12,500,000
7,700,000		Harris County, TX, HFDC (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.330%, 8/3/2009	7,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	$6,900,000
50,000,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.570%, 8/5/2009	50,000,000
7,310,000	[3,4]	Lower Colorado River Authority, TX (Stage Trust 2009-32C), Weekly VRDNs (LCRA Transmission Services Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	7,310,000
7,500,000	[3,4]	Matagorda County, TX Navigation District No. 1 (Stage Trust 2009-31-C), Weekly VRDNs (AEP Texas Central Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	7,500,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	4,200,000
40,000,000		Oakbend, TX, HFDC (Series 2008), Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 1.240%, 8/3/2009	40,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	15,000,000
6,000,000		Port Arthur Navigation District, TX, IDC (Series 2005), Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.350%, 8/3/2009	6,000,000
23,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.440%, 8/3/2009	23,200,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.410%, 8/6/2009	13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	1,500,000
56,555,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (MT-477), Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.010%, 8/6/2009	56,555,000
9,935,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	9,935,000
28,250,000		Texas State Department of Housing & Community Affairs (Series 2007 A), Weekly VRDNs (Texas State LIQ), 0.400%, 8/6/2009	28,250,000
810,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.430%, 8/5/2009	810,000
125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	125,125,568
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.460%, 8/6/2009	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.550%, 8/5/2009	10,000,000
1,500,000		Waco, TX, IDC (Series 1999), Weekly VRDNs (Patriot Homes of Texas, LP)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/5/2009	1,500,000
		TOTAL	907,860,568
		Utah--0.2%
1,840,000		Murray City, Utah Hospital Revenue (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	1,840,000
4,910,000		Murray City, Utah Hospital Revenue (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	4,910,000
1,490,000		Salt Lake County, UT Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.440%, 8/6/2009	1,490,000
1,100,000		Utah State Housing Corporation: MFH (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 1.000%, 8/6/2009	4,000,000
300,000		West Valley City. UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.400%, 8/3/2009	300,000
		TOTAL	13,640,000
		Vermont--0.2%
12,945,000		Vermont HFA (Series 25A), Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.950%, 8/5/2009	12,945,000
		Virginia--1.1%
1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 2.380%, 8/6/2009	1,000,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.20% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2009	34,000,000
3,000,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	3,000,000
13,500,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	13,500,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$5,195,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	$5,195,000
1,975,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	1,975,000
		TOTAL	63,670,000
		Washington--2.9%
2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.850%, 8/6/2009	9,000,000
2,210,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,210,000
620,000		Port of Bellingham, WA, IDC (Series 2005), Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.550%, 8/6/2009	620,000
15,000,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 0.400%, 8/3/2009	15,000,000
3,440,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.600%, 8/6/2009	3,440,000
7,480,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.710%, 8/6/2009	7,480,000
36,000,000		Port of Tacoma, WA (Series 2008: Subordinate Lien), Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.330%, 8/3/2009	36,000,000
25,000,000		Port of Tacoma, WA (Series 2008B: Subordinate Lien), Weekly VRDNs (Bank of America N.A. LOC), 0.410%, 8/5/2009	25,000,000
100,000		Seattle, WA Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 3.700%, 8/6/2009	100,000
1,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.700%, 8/6/2009	1,500,000
3,225,000		Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.470%, 8/6/2009	3,225,000
10,850,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.430%, 8/5/2009	10,850,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.710%, 8/6/2009	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.710%, 8/6/2009	1,000,000
1,715,000		Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.390%, 8/6/2009	1,715,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.630%, 8/5/2009	4,720,000
5,730,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 0.650%, 8/5/2009	5,730,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/6/2009	4,500,000
3,210,000		Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.500%, 8/6/2009	3,210,000
4,800,000		Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/6/2009	4,800,000
5,350,000		Washington State Housing Finance Commission: MFH (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.600%, 8/6/2009	5,350,000
3,560,000		Washington State Housing Finance Commission: MFH (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.560%, 8/6/2009	3,560,000
		TOTAL	168,885,000
		West Virginia--0.2%
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.60% CP (Virginia Electric & Power Co.), Mandatory Tender 8/12/2009	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.600%, 8/6/2009	3,760,000
		TOTAL	12,760,000
		Wisconsin--2.2%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.660%, 8/6/2009	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.660%, 8/6/2009	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.720%, 8/5/2009	800,000
1,325,000		Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.630%, 8/6/2009	1,325,000
5,270,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,270,000
1,490,000		Manitowoc, WI (Series 2006), Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.820%, 8/6/2009	1,490,000
810,000		Onalaska, WI, UT GO Refunding Bonds, 3.00% Bonds, 10/1/2009	811,400
1,700,000		West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.820%, 8/6/2009	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$1,800,000		Whitehall, WI, IDRB (Series 2007), Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	$1,800,000
28,355,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.500%, 8/5/2009	28,355,000
12,390,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.500%, 8/5/2009	12,390,000
44,800,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Wausau Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 8/5/2009	44,800,000
16,000,000		Wisconsin State HEFA (Series 2006A), Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/5/2009	16,000,000
		TOTAL	128,241,400
		Wyoming--0.8%
19,200,000		Sweetwater County, WY Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.600%, 8/3/2009	19,200,000
29,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.420%, 8/6/2009	29,000,000
		TOTAL	48,200,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST) [5]	5,858,737,799
		OTHER ASSETS AND LIABILITIES - NET--(0.5)% [6]	(28,300,636)
		TOTAL NET ASSETS--100%	$5,830,437,163
Securities that are subject to the federal alternative minimum tax (AMT) represent 65.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
98.0%	2.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $759,164,173, which represented 13.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $731,164,173 which represented 12.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$--	$5,858,737,799	$--	$5,858,737,799

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	36.9%
Commercial Paper and Notes	33.1%
Repurchase Agreements	16.5%
Variable Rate Demand Instruments	14.2%
Other Assets and Liabilities - Net [2]	(0.7)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.8	% [4]
8-30 Days	9.3%
31-90 Days	35.5%
91-180 Days	15.6%
181 Days or more	2.5%
Other Assets and Liabilities - Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 24.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.0%
		Finance - Automotive--1.9%
$97,000,000		AmeriCredit Automobile Receivables Trust 2009-1, Class A1, 0.837%, 7/15/2010	$97,000,000
20,000,000	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	20,000,000
40,412,382		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	40,412,382
27,064,724		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	27,064,724
74,811,638	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 0.987%, 6/15/2010	74,811,638
11,988,682		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	11,988,682
28,543,185	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	28,543,185
22,723,149		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	22,723,149
21,322,610		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	21,322,610
		TOTAL	343,866,370
		Finance - Equipment--0.1%
10,408,144		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	10,408,144
		TOTAL ASSET-BACKED SECURITIES	354,274,514
		CERTIFICATES OF DEPOSIT--32.4%
		Finance - Banking--32.4%
600,000,000		BNP Paribas SA, 0.330% - 1.380%, 9/8/2009 - 10/23/2009	600,000,000
600,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.700% - 1.070%, 11/2/2009 - 12/7/2009	600,006,910
619,000,000		Bank of America N.A., 0.350% - 0.400%, 8/20/2009 - 10/13/2009	619,000,000
250,000,000		Bank of Montreal, 0.240%, 8/24/2009	250,000,000
825,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.640%, 8/11/2009 - 11/20/2009	825,000,000
550,000,000		Barclays Bank PLC, 0.600% - 1.850%, 8/6/2009 - 1/19/2010	550,000,000
225,000,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	225,000,000
716,000,000		Calyon, Paris, 0.360% - 0.450%, 9/1/2009 - 11/20/2009	716,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	50,000,000
80,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	80,000,000
100,000,000		Mizuho Corporate Bank Ltd., 0.370%, 10/21/2009	100,000,000
600,000,000		Societe Generale, Paris, 0.500% - 0.650%, 11/23/2009 - 2/1/2010	600,000,000
325,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/13/2009	325,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	75,000,372
150,000,000		Toronto Dominion Bank, 1.500% - 1.900%, 9/30/2009 - 12/14/2009	150,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,765,007,282
		COLLATERALIZED LOAN AGREEMENTS--14.9%
		Finance - Banking--14.9%
51,000,000		BNP Paribas Securities Corp., 0.490%, 8/3/2009	51,000,000
340,000,000		Barclays Capital, Inc., 0.850%, 10/27/2009	340,000,000
750,000,000		Citigroup Global Markets, Inc., 0.590% - 0.069%, 8/3/2009	750,000,000
900,000,000		Deutsche Bank Securities, Inc., 0.450% - 0.690%, 8/3/2009 - 8/5/2009	900,000,000
550,000,000		Greenwich Capital Markets, Inc., 0.450% - 0.740%, 8/3/2009 - 8/10/2009	550,000,000
50,000,000		Wells Fargo Securities, LLC, 0.760%, 8/3/2009	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,641,000,000
		COMMERCIAL PAPER--14.6% [3]
		Chemicals--0.6%
100,000,000	[1,2]	BASF SE, 0.650%, 12/1/2009	99,779,722
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--7.3%
$120,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.000% - 1.015%, 11/12/2009 - 11/16/2009	$119,644,697
339,540,000	[1,2]	Danske Corp., Inc., 0.270% - 0.390%, 9/18/2009 - 9/28/2009	339,365,606
40,000,000	[1,2]	Gotham Funding Corp., 0.330%, 10/20/2009	39,970,667
98,684,000	[1,2]	Kitty Hawk Funding Corp., 0.330%, 10/19/2009	98,612,536
125,000,000		Landesbank Baden-Wuerttemberg, 0.740%, 8/5/2009	124,989,722
350,300,000	[1,2]	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/1/2009 - 9/8/2009	350,087,150
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	9,984,672
150,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.020%, 10/21/2009	149,655,750
65,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.340%, 10/13/2009	64,955,186
		TOTAL	1,297,265,986
		Finance - Commercial--3.6%
413,000,000		General Electric Capital Corp., 0.390%, 11/20/2009 - 12/1/2009	412,483,943
225,000,000		General Electric Capital Services, 0.630% - 0.750%, 11/9/2009 - 11/16/2009	224,562,875
		TOTAL	637,046,818
		Finance - Retail--3.1%
85,000,000	[1,2]	Alpine Securitization Corp., 0.380%, 9/23/2009	84,952,447
53,115,000	[1,2]	Enterprise Funding Co. LLC, 0.330%, 10/19/2009	53,076,536
100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.500%, 8/5/2009	99,994,445
200,000,000	[1,2]	Starbird Funding Corp., 0.400% - 0.470%, 8/12/2009 - 9/1/2009	199,951,194
116,070,000	[1,2]	Yorktown Capital LLC, 0.330% - 0.430%, 8/3/2009 - 10/14/2009	116,031,895
		TOTAL	554,006,517
		TOTAL COMMERCIAL PAPER	2,588,099,043
		CORPORATE BONDS--0.0%
		Finance - Commercial--0.0%
5,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	5,042,289
		GOVERNMENT AGENCIES--1.4%
		Government Agency--1.4%
250,500,000		Federal Home Loan Bank System, 0.720% - 0.850%, 1/27/2010 - 6/22/2010	250,494,056
		MUNICIPALS--0.2%
		Municipal--0.2%
27,000,000		Lucas County, OH, 3.550%, 8/27/2009	27,000,000
		NOTES - VARIABLE--14.2% [4]
		Electronics--0.7%
125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.901%, 8/26/2009	125,000,000
		Finance - Banking--10.7%
75,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	75,001,682
2,000,000		Albuquerque, NM IDRB, Series 1997, El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.650%, 8/6/2009	2,000,000
6,785,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	6,785,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 0.890%, 9/10/2009	85,000,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	200,000,000
70,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	70,000,000
480,000,000		Bank of Montreal, 0.700% - 1.286%, 8/14/2009 - 9/18/2009	480,000,000
450,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 1.340%, 8/6/2009	450,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 8/7/2009	830,000
5,200,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	5,200,000
4,305,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.600%, 8/3/2009	4,305,000
10,125,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 0.600%, 8/6/2009	10,125,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$11,141,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.670% - 2.370%, 8/6/2009	$11,141,000
7,358,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	7,358,000
969,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	969,000
1,360,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	1,360,000
2,162,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	2,162,000
7,800,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 0.550%, 8/5/2009	7,800,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 0.798%, 10/2/2009	70,000,000
1,005,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.600%, 8/5/2009	1,005,000
9,030,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, Series 2004, (Wachovia Bank N.A. LOC), 0.600%, 8/6/2009	9,030,000
5,200,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.490%, 8/6/2009	5,200,000
9,165,000		Guiding Light Church, Series 2005, (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	9,165,000
22,460,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	22,460,000
4,230,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	4,230,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.650%, 8/6/2009	830,000
75,000,000		Lloyds TSB Bank PLC, London, 0.254%, 8/6/2009	75,000,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	5,000,000
6,810,000		Maryland State Economic Development Corp., Human Genome Sciences, Series 1999B, (Wachovia Bank N.A. LOC), 1.470%, 8/4/2009	6,810,000
1,760,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 0.650%, 8/7/2009	1,760,000
1,515,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	1,515,000
525,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 1.920%, 8/6/2009	525,000
2,400,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 0.600%, 8/5/2009	2,400,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 1.000%, 8/6/2009	10,000,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 1.000%, 8/6/2009	2,725,000
100,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	100,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	2,565,000
285,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 0.600%, 8/4/2009	285,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, Series 1998-B1, (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	200,000,000
3,020,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 1.800%, 8/6/2009	3,020,000
50,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	50,000,000
1,335,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	1,335,000
25,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	25,003,146
2,280,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/6/2009	2,280,000
5,855,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	5,855,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.655%, 8/25/2009	104,999,555
160,000,000		Svenska Handelsbanken, Stockholm, 0.808% - 1.135%, 8/6/2009 - 8/20/2009	160,000,000
30,000,000		Tuscaloosa County, AL IDA, Series 2009 A, (JPMorgan Chase Bank, N.A. LOC), 0.600%, 8/5/2009	30,000,000
2,170,000		University Church of Christ, (Wachovia Bank N.A. LOC), 0.650%, 8/7/2009	2,170,000
530,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.500%, 8/6/2009	530,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	2,485,000
		TOTAL	1,909,889,383
		Finance - Commercial--0.9%
2,750,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	2,750,000
149,680,000		General Electric Capital Corp., 0.342% - 1.016%, 8/3/2009 - 8/10/2009	148,812,870
7,545,000	[1,2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.700%, 8/6/2009	7,545,000
		TOTAL	159,107,870
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Health Care--0.5%
$80,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	$80,000,000
		Insurance--1.2%
25,000,000		Hartford Life Insurance Co., 0.968% - 1.328%, 8/3/2009 - 9/1/2009	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 1.200%, 9/14/2009	45,000,000
25,000,000		MetLife Insurance Co. of Connecticut, 1.146%, 8/19/2009	25,000,000
45,000,000		Metropolitan Life Insurance Co., 1.027% - 1.408%, 8/3/2009 - 10/1/2009	45,000,000
35,000,000		Monumental Life Insurance Co., 0.780% - 1.088%, 8/3/2009 - 9/1/2009	35,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	20,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.017%, 10/1/2009	25,000,000
		TOTAL	220,000,000
		Oil & Oil Finance--0.2%
40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	40,000,000
		TOTAL NOTES - VARIABLE	2,533,997,253
		TIME DEPOSIT--4.5%
		Finance - Banking--4.5%
800,000,000		Lloyds TSB Bank PLC, London, 0.200%, 8/3/2009	800,000,000
		REPURCHASE AGREEMENTS--16.5%
2,220,000,000		Interest in $6,270,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,270,109,725 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2039 and market value of those underlying securities was $6,395,511,944.	2,220,000,000
719,183,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and market value of those underlying securities was $5,100,085,072.	719,183,000
		TOTAL REPURCHASE AGREEMENTS	2,939,183,000
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [5]	17,904,097,437
		OTHER ASSETS AND LIABILITIES - NET--(0.7)% [6]	(121,617,277)
		TOTAL NET ASSETS--100%	$17,782,480,160

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $2,672,321,459, which represented 15.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $2,672,321,459, which represented 15.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represent cost for federal tax purposes.

6 Asset, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 354,274,514	$--	$ 354,274,514
Certificates of Deposit	--	5,765,007,282	--	5,765,007,282
Collateral Loan Agreements	--	2,641,000,000	--	2,641,000,000
Commercial Paper	--	2,588,099,043	--	2,588,099,043
Corporate Bonds	--	5,042,289	--	5,042,289
Government Agencies	--	250,494,056	--	250,494,056
Municipals	--	27,000,000	--	27,000,000
Notes - Variable	--	2,533,997,253	--	2,533,997,253
Time Deposit	--	800,000,000	--	800,000,000
Repurchase Agreements	--	2,939,183,000	--	2,939,183,000
TOTAL SECURITIES	$--	$17,904,097,437	$--	$17,904,097,437

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	40.4%
Bank Instruments	34.6%
Variable Rate Demand Instruments	12.7%
Repurchase Agreements	12.3%
Other Assets and Liabilities - Net [2]	0.0	% [3]
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.8	% [5]
8-30 Days	18.6%
31-90 Days	30.6%
91-180 Days	14.6%
181 Days or more	1.4%
Other Assets and Liabilities - Net [2]	0.0	% [3]
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 20.7% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--1.5%
$19,000,000	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.011%, 7/15/2010	$19,000,000
4,832,986		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	4,832,986
3,425,338		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	3,425,338
5,873,474	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	5,873,474
13,439,850		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	13,439,850
4,373,869		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	4,373,869
		TOTAL	50,945,517
		Finance - Equipment--0.2%
6,842,618	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	6,842,618
		TOTAL ASSET-BACKED SECURITIES	57,788,135
		CERTIFICATES OF DEPOSIT--34.6%
		Finance - Banking--34.6%
50,000,000		BNP Paribas SA, 0.330%, 10/23/2009	50,000,000
125,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.655% - 1.070%, 11/2/2009 - 12/9/2009	125,002,620
75,000,000		Bank of America N.A., 0.400%, 8/20/2009 - 9/9/2009	75,000,000
145,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.500%, 8/21/2009 - 10/15/2009	145,000,000
125,000,000		Barclays Bank PLC, 0.600% - 0.800%, 9/23/2009 - 1/19/2010	125,000,000
68,000,000		Bayerische Landesbank, 0.660% - 0.700%, 9/15/2009 - 9/28/2009	68,000,981
150,000,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	150,000,000
105,000,000		Calyon, Paris, 0.360% - 0.450%, 9/1/2009 - 10/13/2009	105,000,000
30,000,000		Comerica Bank, 0.741%, 8/24/2009	30,004,227
15,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	15,000,000
30,000,000		Natixis, 0.320%, 8/7/2009	30,000,000
75,000,000		Societe Generale, Paris, 0.500% - 0.650%, 11/23/2009 - 2/1/2010	75,000,000
25,000,000		State Street Bank and Trust Co., 1.400%, 10/13/2009	25,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 0.500%, 8/21/2009	50,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	50,000,248
45,000,000		Toronto Dominion Bank, 1.170% - 1.500%, 8/31/2009 - 12/14/2009	45,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,163,008,076
		COLLATERALIZED LOAN AGREEMENTS--12.8%
		Finance - Banking--12.8%
98,000,000		BNP Paribas Securities Corp., 1.000%, 8/3/2009	98,000,000
165,000,000		Deutsche Bank Securities, Inc., 0.450% - 0.690%, 8/3/2009 - 8/5/2009	165,000,000
101,000,000		Greenwich Capital Markets, Inc., 0.450% - 0.690%, 8/3/2009 - 8/10/2009	101,000,000
65,000,000		RBC Capital Markets Corp., 0.900%, 8/3/2009	65,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	429,000,000
		COMMERCIAL PAPER--24.7% [3]
		Finance - Banking--13.2%
85,000,000	[1,2]	Danske Corp., Inc., 0.380% - 0.390%, 9/18/2009 - 9/25/2009	84,953,378
25,000,000	[1,2]	Gotham Funding Corp., 0.360%, 10/5/2009	24,983,750
66,100,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 0.500% - 0.530%, 8/5/2009 - 8/28/2009	66,080,302
170,000,000		Landesbank Baden-Wuerttemberg, 0.400% - 0.990%, 8/5/2009 - 10/13/2009	169,917,461
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--continued
$50,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.680%, 9/2/2009	$49,969,778
13,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	12,980,074
20,000,000		Natixis, 0.320%, 8/7/2009	19,998,933
16,064,000	[1,2]	Surrey Funding Corporation, 0.400%, 9/18/2009	16,055,433
		TOTAL	444,939,109
		Finance - Commercial--6.3%
25,000,000		General Electric Capital Corp., 0.390%, 11/20/2009	24,969,938
25,000,000		General Electric Capital Services, 0.750%, 11/9/2009	24,947,917
160,200,000	[1,2]	Versailles Commercial Paper LLC, 0.500% - 0.600%, 8/14/2009 - 8/28/2009	160,153,694
		TOTAL	210,071,549
		Finance - Retail--5.2%
35,000,000	[1,2]	Enterprise Funding Co. LLC, 0.800%, 8/4/2009 - 8/5/2009	34,997,444
140,000,000	[1,2]	Yorktown Capital LLC, 0.330% - 0.400%, 8/18/2009 - 10/14/2009	139,953,978
		TOTAL	174,951,422
		TOTAL COMMERCIAL PAPER	829,962,080
		CORPORATE BOND--0.2%
		Finance - Commercial--0.2%
5,000,000		General Electric Capital Corp., 7.375%, 1/19/2010	5,098,910
		CORPORATE NOTE--0.3%
		Finance - Commercial--0.3%
10,000,000		General Electric Capital Corp., 4.125%, 9/1/2009	9,987,635
		GOVERNMENT AGENCY--0.7%
		Government Agency--0.7%
25,000,000		Federal Home Loan Bank System, 0.800%, 6/22/2010	25,000,000
		NOTES - VARIABLE--12.7% [4]
		Finance - Banking--9.2%
11,260,000		BBN Holdings LLC, Series 2004, (RBC Bank (USA) LOC), 3.290%, 8/6/2009	11,260,000
1,580,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 5.000%, 8/6/2009	1,580,000
566,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	566,000
7,634,000		Baldwin County Sewer Service LLC, Series 2005, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,634,000
42,600,000		Bank of Montreal, 0.700% - 1.059%, 8/4/2009 - 9/8/2009	42,600,000
3,095,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 1.340%, 8/6/2009	3,095,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 8/7/2009	830,000
10,000,000		CV 40-Stone Oak Ltd., Series 2005, (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	10,000,000
4,350,000		Castleton United Methodist Church, Inc., Series 2006A, (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	4,350,000
2,170,000		Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	2,170,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Wachovia Bank N.A. LOC), 1.000%, 8/6/2009	1,500,000
21,155,000		Fiore Capital LLC, Series 2005-A, (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 8/6/2009	21,155,000
4,660,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,660,000
375,000		Franklin County, PA IDA, Series 2001B, Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	375,000
2,710,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 1.500%, 8/6/2009	2,710,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.370%, 8/6/2009	20,000,000
5,000,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	5,000,000
2,804,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 0.650%, 8/6/2009	2,804,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,000,000
15,855,000		Nautical Transport LLC, Series 2005, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	15,855,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$208,000		Pizitz Properties LLC, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	$208,000
3,730,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 0.600%, 8/6/2009	3,730,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	30,000,000
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 1.290%, 8/6/2009	10,000,000
645,000		Spiller LLC, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	645,000
2,600,000		Springfield, TN Health & Educational Facilities Board, Series 2006B, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,600,000
1,805,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	1,805,000
50,000,000		Svenska Handelsbanken, Stockholm, 0.808% - 1.135%, 8/6/2009 - 8/20/2009	50,000,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.750%, 8/6/2009	340,000
		TOTAL	310,472,000
		Finance - Commercial--1.1%
37,000,000		General Electric Capital Corp., 0.534% - 0.774%, 8/31/2009 - 10/26/2009	36,833,178
		Health Care--0.6%
20,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	20,000,000
		Insurance--1.5%
10,000,000		Hartford Life Insurance Co., 0.968%, 9/1/2009	10,000,000
20,000,000		Metropolitan Life Insurance Co., 1.408%, 8/3/2009	20,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	20,000,000
		TOTAL	50,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	10,000,000
		TOTAL NOTES - VARIABLE	427,305,178
		REPURCHASE AGREEMENTS--12.3%
162,749,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	162,749,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,008,750 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $510,008,926.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	412,749,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [5]	3,359,899,014
		OTHER ASSETS AND LIABILITIES - NET--0.0% [6]	1,449,851
		TOTAL NET ASSETS--100%	$3,361,348,865

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $698,863,849, which represented 20.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $692,021,231, which represented 20.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 57,788,135	$--	$ 57,788,135
Certificates of Deposit	--	1,163,008,076	--	1,163,008,076
Collateralized Loan Agreements	--	429,000,000	--	429,000,000
Commercial Paper	--	829,962,080	--	829,962,080
Corporate Bond	--	5,098,910	--	5,098,910
Corporate Note	--	9,987,635	--	9,987,635
Government Agency	--	25,000,000	--	25,000,000
Notes - Variable	--	427,305,178	--	427,305,178
Repurchase Agreements	--	412,749,000	--	412,749,000
TOTAL SECURITIES	$--	$3,359,899,014	$--	$3,359,899,014

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

Prime Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	34.7%
Bank Instruments	33.9%
Repurchase Agreements	18.1%
Variable Rate Demand Instruments	13.9%
Other Assets and Liabilities - Net [2]	(0.6)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.1	% [4]
8-30 Days	11.9%
31-90 Days	32.5%
91-180 Days	13.2%
181 Days or more	2.9%
Other Assets and Liabilities - Net [2]	(0.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.5% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.7%
$12,173,403		BMW Vehicle Lease Trust 2009-1, Class A1, 0.792%, 6/15/2010	$12,173,403
334,000,000	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	334,000,000
55,079,579	[1,2]	Ford Credit Auto Lease Trust 2009-A, Class A1, 1.237%, 6/15/2010	55,079,579
85,221,659		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	85,221,659
2,695,915	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 1.265%, 6/15/2010	2,695,915
21,342,026		Harley-Davidson Motorcycle Trust 2009-1, Class A1, 1.489%, 5/17/2010	21,342,026
2,544,251		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	2,544,251
53,092,735		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	53,092,735
18,762,972		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.318%, 5/17/2010	18,762,972
94,421,926	[1,2]	Huntington Auto Trust 2009-1, Class A1, 1.989%, 4/15/2010	94,421,926
1,636,706		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	1,636,706
48,627,538		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	48,627,538
53,306,525		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	53,306,525
18,285,290		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	18,285,290
18,469,964		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	18,469,964
		TOTAL	819,660,489
		Finance - Equipment--0.2%
95,330,124	[1,2]	CIT Equipment Collateral 2009-VT1, Class A1, 1.220%, 6/15/2010	95,330,124
		TOTAL ASSET-BACKED SECURITIES	914,990,613
		CERTIFICATES OF DEPOSIT--32.2%
		Finance - Banking--32.2%
1,104,000,000		BNP Paribas SA, 0.330% - 1.380%, 9/8/2009 - 10/23/2009	1,104,000,000
1,802,300,000		Banco Bilbao Vizcaya Argentaria SA, 0.355% - 1.070%, 11/2/2009 - 12/9/2009	1,802,328,695
1,649,400,000		Bank of America N.A., 0.350% - 0.410%, 8/20/2009 - 10/13/2009	1,649,400,000
750,000,000		Bank of Montreal, 0.240%, 8/24/2009	750,000,000
449,000,000		Bank of Scotland, Edinburgh, 1.325%, 8/14/2009	449,166,216
1,885,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.600%, 8/17/2009 - 11/20/2009	1,885,000,000
1,115,000,000		Barclays Bank PLC, 0.600% - 1.850%, 8/6/2009 - 1/19/2010	1,115,000,000
733,700,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	733,651,386
2,127,000,000		Calyon, Paris, 0.360% - 0.450%, 8/26/2009 - 11/20/2009	2,127,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	100,000,000
675,000,000		Compass Bank, Birmingham, 0.450% - 0.700%, 8/28/2009 - 1/29/2010	675,000,281
860,000,000		Mizuho Corporate Bank Ltd., 0.370% - 0.400%, 9/22/2009 - 10/21/2009	860,000,000
814,300,000		Societe Generale, Paris, 0.500% - 1.050%, 10/22/2009 - 2/1/2010	814,300,000
576,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/16/2009	576,000,000
247,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	247,001,226
618,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 12/14/2009	618,000,000
		TOTAL CERTIFICATES OF DEPOSIT	15,505,847,804
		COLLATERALIZED LOAN AGREEMENTS--14.5%
		Finance - Banking--14.5%
50,000,000		BNP Paribas Securities Corp., 0.497%, 8/3/2009	50,000,000
845,000,000		Barclays Capital, Inc., 0.862%, 10/26/2009 - 10/27/2009	845,000,000
2,198,500,000		Citigroup Global Markets, Inc., 0.598% - 0.700%, 8/3/2009	2,198,500,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Finance - Banking--continued
$2,213,000,000		Deutsche Bank Securities, Inc., 0.456% - 0.700%, 8/3/2009 - 8/5/2009	$2,213,000,000
1,267,000,000		Greenwich Capital Markets, Inc., 0.456% - 0.781%, 8/3/2009 - 8/10/2009	1,267,000,000
200,000,000		JPMorgan Securities, Inc., 0.507%, 8/24/2009	200,000,000
110,000,000		RBC Capital Markets Corp., 0.446% - 0.913%, 8/3/2009	110,000,000
100,000,000		Wells Fargo Securities, LLC, 0.760%, 8/3/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	6,983,500,000
		COMMERCIAL PAPER--16.9% [3]
		Finance - Automotive--0.6%
267,080,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.250% - 1.400%, 8/14/2009 - 9/1/2009	266,842,871
		Finance - Banking--8.7%
1,073,000,000	[1,2]	Danske Corp., Inc., 0.380% - 0.400%, 8/13/2009 - 9/25/2009	1,072,533,217
520,094,000	[1,2]	Gotham Funding Corp., 0.330% - 0.500%, 8/3/2009 - 10/22/2009	519,889,508
1,006,470,000	[1,2]	Grampian Funding LLC, 0.400%, 8/3/2009	1,006,447,634
193,300,000		ING (U.S.) Funding LLC, 0.430%, 9/8/2009	193,212,263
107,710,000	[1,2]	Kitty Hawk Funding Corp., 0.380%, 8/11/2009	107,698,631
189,000,000		Landesbank Baden-Wuerttemberg, 0.740%, 8/5/2009	188,984,460
391,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/2/2009 - 9/8/2009	390,758,684
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.800%, 8/5/2009	15,170,000
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	9,984,672
288,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.050%, 10/21/2009	287,319,600
367,265,000	[1,2]	Surrey Funding Corporation, 0.390% - 0.400%, 9/8/2009 - 10/5/2009	367,056,516
28,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.380%, 8/28/2009	27,992,020
		TOTAL	4,187,047,205
		Finance - Commercial--3.8%
172,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.380%, 10/6/2009	171,880,173
244,000,000	[1,2]	Edison Asset Securitization LLC, 0.330% - 0.470%, 8/5/2009 - 10/13/2009	243,902,071
90,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/19/2009	89,944,700
1,010,000,000		General Electric Capital Corp., 0.190% - 0.390%, 8/3/2009 - 12/2/2009	1,008,946,622
313,000,000		General Electric Capital Services, 0.630% - 0.750%, 11/9/2009 - 11/16/2009	312,357,095
		TOTAL	1,827,030,661
		Finance - Retail--3.8%
603,000,000	[1,2]	Alpine Securitization Corp., 0.240% - 0.400%, 8/10/2009 - 10/5/2009	602,723,696
259,775,000	[1,2]	Enterprise Funding Co. LLC, 0.400% - 0.800%, 8/5/2009 - 8/20/2009	259,739,596
32,000,000	[1,2]	Salisbury Receivables Company LLC, 0.310% - 0.500%, 8/6/2009 - 8/11/2009	31,997,578
105,000,000	[1,2]	Sheffield Receivables Corp., 0.330%, 9/10/2009	104,961,500
360,000,000	[1,2]	Starbird Funding Corp., 0.350% - 0.550%, 8/6/2009 - 9/10/2009	359,898,250
490,694,000	[1,2]	Yorktown Capital LLC, 0.330% - 0.400%, 8/14/2009 - 10/14/2009	490,522,735
		TOTAL	1,849,843,355
		TOTAL COMMERCIAL PAPER	8,130,764,092
		CORPORATE BONDS--0.1%
		Finance - Banking--0.1%
19,883,000		HSBC Bank USA, 3.875%, 9/15/2009	19,926,970
		Finance - Commercial--0.0%
10,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	10,069,242
		TOTAL CORPORATE BONDS	29,996,212
		CORPORATE NOTE--0.0%
		Finance - Commercial--0.0%
7,805,000		General Electric Capital Corp., 4.125%, 9/1/2009	7,822,405
Principal Amount			Value
		GOVERNMENT AGENCY--1.3%
		Government Agency--1.3%
$619,000,000		FHLB System, 0.720% - 1.100%, 8/3/2009 - 6/28/2010	$618,966,408
		NOTES - VARIABLE--13.9% [4]
		Consumer Staples--0.1%
63,000,000		Procter & Gamble Co., 0.663%, 9/9/2009	63,000,000
		Electrical Equipment--0.1%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.460%, 8/6/2009	1,835,000
45,772,441		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.920%, 8/3/2009	45,772,441
		TOTAL	47,607,441
		Electronics--0.4%
206,690,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.901%, 8/26/2009	206,690,000
		Finance - Automotive--0.3%
159,985,000	[1,2]	American Honda Finance Corp., 0.811% - 1.076%, 8/7/2009 - 8/26/2009	159,983,577
		Finance - Banking--8.8%
75,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	75,001,681
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.390%, 8/6/2009	2,815,000
83,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	83,000,000
40,000,000		Bank of America N.A., 0.808%, 10/2/2009	40,000,000
40,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	40,000,000
590,000,000		Bank of Montreal, 0.700% - 1.286%, 8/4/2009 - 9/18/2009	590,000,000
73,000,000	[1,2]	Bank of Nova Scotia, Toronto, 0.572%, 8/10/2009	73,000,000
375,000,000		Bank of Scotland, Edinburgh, 1.217%, 8/6/2009	375,000,000
79,333,000		Barclays Bank PLC, 0.670%, 8/3/2009	79,334,873
8,440,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.340%, 8/6/2009	8,440,000
4,405,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 8/7/2009	4,405,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 1.440%, 8/6/2009	15,000,000
13,950,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.500%, 8/6/2009	13,950,000
6,755,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	6,755,000
5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 0.600%, 8/6/2009	5,500,000
4,031,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	4,031,000
1,329,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	1,329,000
983,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 2.370%, 8/6/2009	983,000
1,225,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	1,225,000
683,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	683,000
995,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	995,000
3,367,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	3,367,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	2,350,000
8,115,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	8,115,000
5,540,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	5,540,000
640,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/6/2009	640,000
74,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 0.798% - 1.266%, 8/3/2009 - 10/2/2009	74,000,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	6,655,000
30,000,000		Cook County, IL, (Series 2002 A), 0.700%, 8/5/2009	30,000,000
3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 1.400%, 8/6/2009	3,725,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.600%, 8/5/2009	$33,900,000
12,575,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 B), (U.S. Bank, N.A. LOC), 2.550%, 8/5/2009	12,575,000
8,665,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	8,665,000
77,000,000	[1,2]	ING Bank N.V., 0.754%, 9/28/2009	77,000,000
21,046,000		JPMorgan Chase & Co., 0.785%, 10/2/2009	21,055,209
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.480%, 8/5/2009	3,225,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	2,455,000
1,455,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	1,455,000
97,000,000		Lloyds Banking Group PLC, 1.286%, 8/7/2009	97,000,000
150,000,000		Lloyds TSB Bank PLC, London, 0.254%, 8/6/2009	150,000,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	5,165,000
400,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/6/2009	400,000
4,360,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 1.470%, 8/4/2009	4,360,000
3,930,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	3,930,000
1,497,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 2.370%, 8/6/2009	1,497,000
10,000,000		Midwestern University Foundation, (Series 2009-A), (Royal Bank of Canada, Montreal LOC), 0.620%, 8/6/2009	10,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.260%, 8/6/2009	10,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wachovia Bank N.A. LOC), 0.450%, 8/1/2009	35,510,000
55,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.470%, 8/5/2009	54,600,000
11,135,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.500%, 8/6/2009	11,135,000
78,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.500%, 8/5/2009	78,800,000
4,605,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 0.600%, 8/6/2009	4,605,000
6,470,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.600%, 8/5/2009	6,470,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	17,220,000
9,425,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.380%, 8/6/2009	9,425,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	400,000,000
86,000,000	[1,2]	Royal Bank of Canada, Montreal, 0.708%, 8/17/2009	86,000,000
200,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	200,000,000
80,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 1.029%, 9/15/2009	80,000,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.290%, 8/6/2009	19,000,000
6,165,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	6,165,000
95,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	95,000,000
10,215,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.600%, 8/6/2009	10,215,000
1,380,000		Springfield Ltd. Partnership, (UBS AG LOC), 2.370%, 8/6/2009	1,380,000
1,365,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.850%, 8/6/2009	1,365,000
71,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.655%, 8/25/2009	71,000,000
130,000,000		Svenska Handelsbanken, Stockholm, 0.808%, 8/6/2009	130,000,000
18,440,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.500%, 8/6/2009	18,440,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	1,100,000
289,000,000		Wachovia Bank N.A., 0.998%, 8/4/2009	289,000,000
361,951,000		Wachovia Corp., 0.718% - 0.945%, 8/20/2009 - 9/1/2009	361,919,814
118,084,000		Wells Fargo & Co., 0.729% - 0.926%, 9/15/2009 - 10/29/2009	118,154,130
76,700,000		Westpac Banking Corp. Ltd., Sydney, 0.593%, 8/14/2009	76,700,000
8,000,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.600%, 8/6/2009	8,000,000
		TOTAL	4,252,150,707
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--1.0%
$428,479,000		General Electric Capital Corp., 0.342% - 1.016%, 8/3/2009 - 10/20/2009	$426,281,456
19,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	19,000,000
15,440,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	15,440,000
		TOTAL	460,721,456
		Government Agency--0.2%
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 8/6/2009	36,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.600%, 8/6/2009	5,350,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.950%, 8/6/2009	8,290,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 8/6/2009	17,725,000
		TOTAL	67,385,000
		Health Care--0.4%
200,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	200,000,000
		Insurance--2.3%
50,000,000		Hartford Life Insurance Co., 0.968% - 1.328%, 8/3/2009 - 9/1/2009	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 1.200%, 9/14/2009	80,000,000
74,650,000		ING USA Global Funding Trust, 1.08%, 9/21/2009	74,650,000
111,000,000	[1,2]	MetLife Global Funding I, 0.808%, 8/7/2009	111,000,000
33,000,000		MetLife Insurance Co. of Connecticut, 0.976% - 1.146%, 8/19/2009 - 9/1/2009	33,000,000
105,000,000		Metropolitan Life Insurance Co., 1.027% - 1.408%, 8/3/2009 - 10/1/2009	105,000,000
81,000,000	[1,2]	Monumental Global Funding III, 1.283%, 8/17/2009	81,000,000
120,000,000		Monumental Life Insurance Co., 0.780% - 1.088%, 8/3/2009 - 10/1/2009	120,000,000
176,000,000	[1,2]	PRICOA Global Funding I, 0.978% - 1.210%, 8/13/2009 - 9/25/2009	176,000,000
100,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	100,000,000
49,000,000		Principal Life Insurance Co., 0.602%, 8/9/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 1.017%, 10/1/2009	125,000,000
		TOTAL	1,104,650,000
		Oil & Oil Finance--0.3%
150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	150,000,000
		TOTAL NOTES - VARIABLE	6,712,188,181
		TIME DEPOSIT--1.7%
		Finance - Banking--1.7%
800,000,000		Societe Generale, Paris, 0.170% - 0.200%, 8/3/2009	800,000,000
		REPURCHASE AGREEMENTS--18.1%
660,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	660,000,000
4,050,000,000		Interest in $6,270,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,270,109,725 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury and U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $6,395,511,944.	4,050,000,000
1,852,515,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	1,852,515,000
8,000,000		Interest in $108,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $108,001,800 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2016 and the market value of those underlying securities was $110,160,256.	8,000,000
449,062,000		Interest in $600,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,010,500 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $616,877,854.	449,062,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$242,000,000		Interest in $1,167,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,167,021,395 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $1,202,010,679.	$242,000,000
200,000,000		Repurchase agreement 0.23%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $200,003,833 on 8/3/2009. The security provided as collateral at the end of the period was a U.S Treasury security maturing on 7/31/2014 and the market value of that underlying security was $204,003,641.	200,000,000
1,200,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $2,049,320,935.	1,200,000,000
48,000,000		Interest in $148,000,000 joint repurchase agreement 0.15%, dated 7/31/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $148,001,850 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/13/2011 and the market value of those underlying securities was $150,963,600.	48,000,000
		TOTAL REPURCHASE AGREEMENTS	8,709,577,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [5]	48,413,652,715
		OTHER ASSETS AND LIABILITIES - NET--(0.6)% [6]	(297,560,621)
		TOTAL NET ASSETS--100%	$48,116,092,094

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $8,453,312,630, which represented 17.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $8,453,312,630, which represented 17.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 914,990,613	$--	$ 914,990,613
Certificates of Deposit	--	15,505,847,804	--	15,505,847,804
Collateralized Loan Agreements	--	6,983,500,000	--	6,983,500,000
Commercial Paper	--	8,130,764,092	--	8,130,764,092
Corporate Bonds	--	29,996,212	--	29,996,212
Corporate Note	--	7,822,405	--	7,822,405
Government Agency	--	618,966,408	--	618,966,408
Notes - Variable	--	6,712,188,181	--	6,712,188,181
Time Deposit	--	800,000,000	--	800,000,000
Repurchase Agreements	--	8,709,577,000	--	8,709,577,000
TOTAL SECURITIES	$--	$48,413,652,715	$--	$48,413,652,715

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.4%
Bank Instruments	23.8%
Variable Rate Demand Instruments	20.2%
Repurchase Agreements	19.5%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.7%	[4]
8-30 Days	11.7%
31-90 Days	31.9%
91-180 Days	8.3%
181 Days or more	1.3%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 29.5% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.8%
		Finance - Automotive--1.2%
$18,043,149		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	$18,043,149
10,276,013		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	10,276,013
78,000,000		Honda Auto Receivables Owner Trust 2009-3, Class A1, 0.754%, 7/15/2010	78,000,000
31,060,273	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	31,060,273
6,596,416		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	6,596,416
		TOTAL	143,975,851
		Finance - Equipment--0.6%
23,949,163	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	23,949,163
17,241,278		CNH Equipment Trust 2009-B, Class A1, 1.352%, 6/4/2010	17,241,278
34,637,368		John Deere Owner Trust 2009-A, Class A1, 1.132%, 7/2/2010	34,637,368
		TOTAL	75,827,809
		TOTAL ASSET-BACKED SECURITIES	219,803,660
		CERTIFICATES OF DEPOSIT--23.8%
		Finance - Banking--23.8%
300,000,000		BNP Paribas SA, 0.330% - 1.380%, 9/8/2009 - 10/23/2009	300,000,000
100,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.650%, 12/9/2009	100,001,800
425,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.640%, 8/11/2009 - 11/20/2009	425,000,000
222,300,000		Barclays Bank PLC, 0.600% - 0.800%, 9/11/2009 - 1/19/2010	222,300,000
247,000,000		Bayerische Landesbank, 0.660% - 0.700%, 9/15/2009 - 9/28/2009	247,003,127
150,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	150,000,000
300,000,000		Calyon, Paris, 0.400% - 0.450%, 9/1/2009 - 11/20/2009	300,000,000
25,000,000		Comerica Bank, 0.963%, 8/17/2009	25,004,911
68,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	68,000,000
100,000,000		Mizuho Corporate Bank Ltd., 0.400%, 9/22/2009	100,000,000
99,000,000		Natixis, 0.320%, 8/7/2009	99,000,000
150,000,000		Societe Generale, Paris, 0.500% - 1.020%, 10/22/2009 - 2/1/2010	150,000,000
125,000,000		State Street Bank and Trust Co., 1.400%, 10/16/2009	125,000,000
200,000,000		Sumitomo Mitsui Banking Corp., 0.450%, 9/21/2009	200,000,000
225,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	225,001,117
145,000,000		Toronto Dominion Bank, 1.500% - 1.900%, 9/30/2009 - 12/14/2009	145,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,881,310,955
		COLLATERALIZED LOAN AGREEMENTS--14.3%
		Finance - Banking--14.3%
150,000,000		BNP Paribas Securities Corp., 1.014%, 8/3/2009	150,000,000
340,000,000		Barclays Capital, Inc., 0.862%, 10/27/2009	340,000,000
275,000,000		Citigroup Global Markets, Inc., 0.598% - 0.700%, 8/3/2009	275,000,000
595,000,000		Deutsche Bank Securities, Inc., 0.456% - 0.700%, 8/3/2009 - 8/5/2009	595,000,000
275,000,000		Greenwich Capital Markets, Inc., 0.700%, 8/3/2009	275,000,000
100,000,000		Wells Fargo Securities, LLC, 0.760%, 8/3/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,735,000,000
Principal Amount			Value
		COMMERCIAL PAPER--18.4% [3]
		Aerospace/Auto--0.9%
$50,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 1.350%, 8/3/2009	$49,996,250
59,600,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.250% - 0.750%, 8/7/2009 - 8/28/2009	59,588,183
		TOTAL	109,584,433
		Consumer Non-Durables--0.8%
67,300,000		Clorox Corp., 0.300% - 0.375%, 8/3/2009 - 8/19/2009	67,294,734
35,300,000		Kellogg Co., 0.350%, 8/3/2009 - 8/4/2009	35,299,244
		TOTAL	102,593,978
		Diversified--0.5%
59,400,000	[1,2]	ITT Corp., 0.600% - 1.400%, 8/4/2009 - 10/26/2009	59,330,603
		Finance - Banking--11.7%
50,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.000%, 11/16/2009	49,851,389
125,000,000	[1,2]	Danske Corp., Inc., 0.380%, 9/25/2009	124,927,431
160,000,000	[1,2]	Gotham Funding Corp., 0.340% - 0.450%, 8/10/2009 - 10/19/2009	159,918,639
233,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 0.500% - 0.590%, 8/5/2009 - 8/28/2009	232,943,596
599,600,000		Landesbank Baden-Wuerttemberg, 0.400% - 0.990%, 8/5/2009 - 10/14/2009	599,415,954
50,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.680%, 9/1/2009	49,970,722
100,000,000		Natixis, 0.320%, 8/7/2009	99,994,667
43,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 9/17/2009	42,977,544
60,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.530%, 8/3/2009	59,998,233
		TOTAL	1,419,998,175
		Finance - Commercial--2.5%
100,000,000		General Electric Capital Corp., 0.390%, 11/23/2009	99,876,500
199,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500% - 0.600%, 8/14/2009 - 8/28/2009	198,941,389
		TOTAL	298,817,889
		Food & Beverage--1.0%
35,808,000	[1,2]	General Mills, Inc., 0.320% - 0.400%, 8/12/2009 - 9/18/2009	35,792,543
85,600,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.470% - 1.200%, 8/3/2009 - 10/21/2009	85,520,826
		TOTAL	121,313,369
		Packaging & Containers--0.2%
28,100,000		Bemis Co., Inc., 0.430% - 3.000%, 8/4/2009 - 8/13/2009	28,097,914
		Retail--0.5%
61,000,000	[1,2]	CVS Caremark Corp., 0.600% - 0.700%, 8/13/2009 - 9/2/2009	60,978,511
		Telecommunications--0.3%
34,000,000	[1,2]	Vodafone Group PLC, 0.770% - 0.800%, 9/3/2009 - 9/8/2009	33,973,398
		TOTAL COMMERCIAL PAPER	2,234,688,270
		CORPORATE NOTE--0.1%
		Finance - Commercial--0.1%
9,600,000		General Electric Capital Corp., 4.125%, 9/1/2009	9,610,874
		GOVERNMENT AGENCY--1.7%
		Government Agency--1.7%
210,000,000		FHLB System, 0.720% - 0.850%, 1/27/2010 - 6/22/2010	209,994,057
		MUNICIPAL--0.1%
		Municipal--0.1%
10,000,000		South Euclid, OH, (Series 2009 A), 3.800%, 1/25/2010	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--20.2% [4]
		Electronics--0.5%
$65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.901%, 8/26/2009	$65,000,000
		Finance - Banking--17.2%
1,160,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,160,000
4,150,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,150,000
13,950,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	13,950,000
60,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.390%, 8/6/2009	60,000
2,885,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.200%, 8/6/2009	2,885,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 0.890%, 9/10/2009	85,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	150,000,000
1,200,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,200,000
35,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	35,000,000
425,000,000		Bank of Montreal, 0.700% - 1.286%, 8/4/2009 - 9/18/2009	425,000,000
175,000,000		Bank of Scotland, Edinburgh, 1.217%, 8/6/2009	175,000,000
3,995,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.440%, 8/5/2009	3,995,000
6,285,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	6,285,000
2,027,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,027,000
13,070,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 2.900%, 8/6/2009	13,070,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 8/6/2009	12,000,000
6,615,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	6,615,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 2.550%, 8/5/2009	5,600,000
5,865,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.550%, 8/6/2009	5,865,000
429,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	429,000
11,270,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.390%, 8/6/2009	11,270,000
4,395,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.390%, 8/5/2009	4,395,000
6,705,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.500%, 8/6/2009	6,705,000
5,730,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 4.250%, 8/6/2009	5,730,000
3,040,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,040,000
5,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	5,500,000
9,475,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 2.290%, 8/6/2009	9,475,000
50,000,000		Credit Agricole S.A., 0.859%, 9/22/2009	50,000,000
6,250,000		Cunat Capital Corp., Northfield Corp., (Series 206), (Fifth Third Bank, Cincinnati LOC), 4.400%, 8/6/2009	6,250,000
5,245,000		Cunat Capital Corp., (Series 2007), (Marshall & Ilsley Bank, Milwaukee LOC), 1.000%, 8/6/2009	5,245,000
11,990,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	11,990,000
6,305,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.750%, 8/6/2009	6,305,000
4,285,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	4,285,000
1,440,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	1,440,000
2,040,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	2,040,000
3,750,000		Escambia County Environmental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.290%, 8/6/2009	3,750,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,000,000
7,300,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 4.400%, 8/6/2009	7,300,000
160,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	160,000
2,760,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,760,000
7,110,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,110,000
1,223,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,223,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$9,790,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 2.250%, 8/6/2009	$9,790,000
13,085,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.200%, 8/6/2009	13,085,000
2,405,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/6/2009	2,405,000
1,266,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,266,000
36,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 8/6/2009	36,000,000
1,385,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	1,385,000
820,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	820,000
2,780,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,780,000
380,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.500%, 8/6/2009	380,000
3,900,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	3,900,000
4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,500,000
3,960,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,960,000
4,240,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,240,000
50,000,000	[1,2]	ING Bank N.V., 0.854%, 9/28/2009	50,000,000
410,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	410,000
3,300,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,300,000
18,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 3.600%, 8/6/2009	18,300,000
3,620,000		Kansas State Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 8/6/2009	3,620,000
6,281,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/7/2009	6,281,290
6,225,000		LCT Holdings LLC, (Series 2008), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,225,000
4,435,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 4.500%, 8/7/2009	4,435,000
6,160,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,160,000
25,000,000		Lloyds TSB Bank PLC, London, 0.254%, 8/6/2009	25,000,000
18,770,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	18,770,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	16,000,000
3,680,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	3,680,000
2,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 8/6/2009	2,000,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/6/2009	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	150,000,000
5,040,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,040,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 2.370%, 8/5/2009	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 2.350%, 8/5/2009	65,000,000
5,480,000		Newport, KY Industrial Building Revenue Bonds, (Series 2007A-1), South Beach #1, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	5,480,000
7,685,000		Newport, KY Industrial Building Revenue Bonds, (Series 2007A-2), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	7,685,000
4,865,000		Newport, KY Industrial Building Revenue Bonds, (Series 2008 A-5), South Beach #1, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	4,865,000
8,145,000		Newport, KY Industrial Building Revenue Bonds, (Series 2008A-3), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	8,145,000
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	900,000
16,300,000		Ohio Venture Capital Fund LLC, (Series F-1), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	16,300,000
2,138,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,138,500
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	100,000,000
8,925,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	8,925,000
8,235,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.500%, 8/6/2009	8,235,000
40,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	40,000,000
11,455,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 3.000%, 8/6/2009	11,455,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$6,440,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 3.970%, 8/6/2009	$6,440,000
19,175,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.500%, 8/6/2009	19,175,000
730,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.000%, 8/6/2009	730,000
40,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.655%, 8/25/2009	40,000,000
115,000,000		Svenska Handelsbanken, Stockholm, 0.808% - 1.135%, 8/6/2009 - 8/20/2009	115,000,000
8,785,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/7/2009	8,785,000
7,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.500%, 8/6/2009	7,950,000
7,340,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	7,340,000
879,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	879,000
9,045,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.500%, 8/6/2009	9,045,000
24,000,000		Wachovia Bank N.A., 0.998%, 8/4/2009	24,000,000
6,025,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/7/2009	6,025,000
8,320,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.540%, 8/6/2009	8,320,000
4,200,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	4,200,000
5,585,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.450%, 8/5/2009	5,585,000
7,500,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.340%, 8/6/2009	7,500,000
5,000,000		York County, PA IDA, (Series 2003-B), 4.000%, 8/6/2009	5,000,000
		TOTAL	2,082,898,790
		Finance - Commercial--0.3%
37,500,000		General Electric Capital Corp., 0.342% - 0.749%, 8/10/2009 - 9/15/2009	37,395,459
		Finance - Retail--0.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.843%, 8/17/2009	43,000,000
		Government Agency--0.0%
4,045,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 1.000%, 8/6/2009	4,045,000
		Health Care--0.5%
60,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	60,000,000
		Insurance--1.1%
15,000,000		Hartford Life Insurance Co., 1.328%, 8/3/2009	15,000,000
50,000,000		MetLife Insurance Co. of Connecticut, 0.976%, 9/1/2009	50,000,000
25,000,000		Metropolitan Life Insurance Co., 1.027%, 10/1/2009	25,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	20,000,000
30,000,000		Security Life of Denver Insurance Co., 2.920%, 8/11/2009	30,000,000
		TOTAL	140,000,000
		Oil & Oil Finance--0.2%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	22,000,000
		TOTAL NOTES - VARIABLE	2,454,339,249
		REPURCHASE AGREEMENTS--19.5%
386,441,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	386,441,000
1,295,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,295,021,583 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/10/2010 and the market value of those underlying securities was $1,320,922,033.	1,295,000,000
600,000,000		Repurchase agreement 0.27%, dated 7/31/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $600,013,500 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2016 and the market value of that underlying security was $612,001,976.	600,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$87,000,000		Interest in $150,000,000 joint repurchase agreement 0.23%, dated 7/31/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,002,875 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $153,127,132.	$87,000,000
		TOTAL REPURCHASE AGREEMENTS	2,368,441,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	12,123,188,065
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	9,534,893
		TOTAL NET ASSETS--100%	$12,132,722,958

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $1,879,718,693, which represented 15.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $1,824,709,257, which represented 15.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1- Quoted Price and Investments in Mutual Funds	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 219,803,660	$--	$ 219,803,660
Certificates of Deposit	--	2,881,310,955	--	2,881,310,955
Collateralized Loan Agreements	--	1,735,000,000	--	1,735,000,000
Commercial Paper	--	2,234,688,270	--	2,234,688,270
Corporate Note	--	9,610,874	--	9,610,874
Government Agency	--	209,994,057	--	209,994,057
Municipal	--	10,000,000	--	10,000,000
Notes - Variable	--	2,454,339,249	--	2,454,339,249
Repurchase Agreements	--	2,368,441,000	--	2,368,441,000
TOTAL SECURITIES	$--	$12,123,188,065	$--	$12,123,188,065

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	87.3%
Municipal Notes	11.3%
Commercial Paper	1.2%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.8%
8-30 Days	2.4%
31-90 Days	1.7%
91-180 Days	1.6%
181 Days or more	6.3%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		Alabama--2.6%
$6,000,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.380%, 8/6/2009	$6,000,000
20,915,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	20,915,000
100,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 1.850%, 8/5/2009	100,000,000
26,200,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.370%, 8/7/2009	26,200,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.360%, 8/6/2009	23,000,000
12,285,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.450%, 8/6/2009	12,285,000
9,000,000		Columbia, AL IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.340%, 8/3/2009	9,000,000
13,500,000		Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 0.270%, 8/3/2009	13,500,000
4,360,000		Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 0.590%, 8/7/2009	4,360,000
3,230,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	3,230,000
1,000,000		Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	1,000,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.690%, 8/7/2009	1,750,000
5,000,000		Mobile, AL IDB, Barry Plant Project (First Series 2009), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	5,000,000
6,800,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.370%, 8/6/2009	6,800,000
31,000,000		Mobile, AL IDB, PCR (Series 2008), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 8/3/2009	31,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.380%, 8/3/2009	18,950,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	5,000,000
69,008,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.350%, 8/3/2009	69,008,000
29,800,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.380%, 8/6/2009	29,800,000
13,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 8/5/2009	13,000,000
8,400,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 8/5/2009	8,400,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.480%, 8/6/2009	27,000,000
10,885,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.530%, 8/6/2009	10,885,000
15,900,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	15,900,000
		TOTAL	461,983,000
		Alaska--1.3%
63,860,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.280%, 8/6/2009	63,860,000
18,000,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.280%, 8/6/2009	18,000,000
20,000,000		Alaska State Housing Finance Corp., (Series 2002C) Weekly VRDNs, 0.280%, 8/6/2009	20,000,000
13,500,000		Alaska State Housing Finance Corp., (Series 2009A) Weekly VRDNs, 0.270%, 8/6/2009	13,500,000
30,440,000		Alaska State Housing Finance Corp., (Series 2009B) Weekly VRDNs, 0.250%, 8/6/2009	30,440,000
8,315,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	8,315,000
76,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	76,025,438
		TOTAL	230,140,438
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--1.3%
$1,200,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 8/6/2009	$1,200,000
3,515,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 8/6/2009	3,515,000
17,500,000		Arizona Health Facilities Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.330%, 8/5/2009	17,500,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	20,000,000
39,075,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	39,075,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	1,800,000
14,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 0.440%, 8/6/2009	14,000,000
4,150,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	4,150,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.330%, 8/6/2009	5,000,000
2,615,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.380%, 8/6/2009	2,615,000
4,675,000	[3,4]	Phoenix, AZ Civic Improvement Corp., MACON (Series 2005L) Weekly VRDNs (Bank of America N.A. LIQ), 0.910%, 8/6/2009	4,675,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.370%, 8/5/2009	6,750,000
2,700,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,700,000
3,500,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.480%, 8/6/2009	3,500,000
8,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.450%, 8/5/2009	8,950,000
2,800,000		Pima County, AZ IDA, (Series 2008B) Weekly VRDNs (Tucson Electric Power Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 8/5/2009	2,800,000
32,875,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	32,875,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	34,400,000
13,325,000		Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.350%, 8/6/2009	3,345,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.670%, 8/5/2009	3,885,000
8,615,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.500%, 8/6/2009	8,615,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.330%, 8/6/2009	2,300,000
1,500,000		Yuma, AZ IDA - Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	1,500,000
		TOTAL	238,475,000
		Arkansas--0.1%
19,560,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.440%, 8/6/2009	19,560,000
		California--9.0%
19,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 0.300%, 8/6/2009	19,900,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 0.340%, 8/6/2009	12,305,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.500%, 8/3/2009	5,000,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	5,000,000
99,825,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.700%, 8/6/2009	99,825,000
81,275,000		Bay Area Toll Authority, CA, (Series 2003C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	81,275,000
44,100,000		Bay Area Toll Authority, CA, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.700%, 8/6/2009	44,100,000
132,225,000		Bay Area Toll Authority, CA, (Series 2004B) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.800%, 8/6/2009	132,225,000
68,855,000		Bay Area Toll Authority, CA, (Series 2004C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.800%, 8/6/2009	68,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$17,100,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.800%, 8/6/2009	$17,100,000
75,200,000		Bay Area Toll Authority, CA, (Series 2006C) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.230%, 8/6/2009	75,200,000
48,700,000		Bay Area Toll Authority, CA, (Series 2007A-1) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.700%, 8/6/2009	48,700,000
30,000,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank, N.A. LIQ), 0.230%, 8/6/2009	30,000,000
49,040,000		Bay Area Toll Authority, CA, (Series 2007B-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/6/2009	49,040,000
78,900,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.870%, 8/6/2009	78,900,000
47,800,000		Bay Area Toll Authority, CA, (Series 2007G-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	47,800,000
74,300,000		Bay Area Toll Authority, CA, (Series 2007G-2) Weekly VRDNs (Bayerische Landesbank, CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.900%, 8/6/2009	74,300,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.250%, 8/6/2009	10,000,000
22,700,000		California Health Facilities Financing Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	22,700,000
36,600,000		California Health Facilities Financing Authority, (Series 2008 A-2) Weekly VRDNs (Stanford Hospital & Clinics)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	36,600,000
38,135,000		California Health Facilities Financing Authority, (Series 2008D) Weekly VRDNs (Scripps Health)/(Bank of America N.A. LOC), 0.310%, 8/5/2009	38,135,000
25,600,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.330%, 8/5/2009	25,600,000
55,000,000		California School Cash Reserve Program Authority, 2009-2010 Senior Bonds (Series A), 2.50% TRANs, 7/1/2010	55,950,137
12,000,000		California School Cash Reserve Program Authority, 2009-2010 Subordinate Bonds (Series A), 2.50% TRANs (U.S. Bank, N.A. LOC), 7/1/2010	12,215,096
19,285,000		California State, (Series 2003C-1) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.300%, 8/6/2009	19,285,000
33,150,000		California State, (Series 2004 A-4) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.410%, 8/3/2009	33,150,000
44,405,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.400%, 8/6/2009	44,405,000
42,605,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.340%, 8/6/2009	42,605,000
14,000,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.290%, 8/6/2009	14,000,000
48,505,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.320%, 8/3/2009	48,505,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	13,000,000
27,500,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	27,500,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	10,500,000
4,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.360%, 8/6/2009	4,500,000
23,300,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (American Baptist Homes of the West)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	23,300,000
16,130,000		Los Angeles, CA Unified School District, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 8/5/2009	16,130,000
65,000,000		Los Angeles, CA Wastewater System, 0.60% CP, Mandatory Tender 8/3/2009	65,000,000
38,000,000		Metropolitan Water District of Southern California, (2008 Series A-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 8/6/2009	38,000,000
11,590,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.350%, 8/6/2009	11,590,000
11,505,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.350%, 8/6/2009	11,505,000
11,500,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.370%, 8/6/2009	11,500,000
10,000,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/6/2009	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$22,480,000		Southern California Public Power Authority (Power Projects), (Series 2009-1: Magnolia Power Project A) Weekly VRDNs (KBC Bank N.V. LOC), 0.290%, 8/5/2009	$22,480,000
18,700,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	18,700,000
20,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	20,371,217
		TOTAL	1,596,751,450
		Colorado--0.8%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	6,510,000
37,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.370%, 8/5/2009	37,000,000
23,940,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	23,940,000
15,710,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	15,710,000
10,000,000		Colorado HFA, (2006 Series C-2) Weekly VRDNs (FHLB of Topeka LIQ), 0.350%, 8/5/2009	10,000,000
11,000,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.350%, 8/5/2009	11,000,000
2,265,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	2,265,000
3,900,000		Colorado Health Facilities Authority, (Series 2009A) Weekly VRDNs (Exempla, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/5/2009	3,900,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 0.340%, 8/3/2009	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2009	7,455,000
		TOTAL	146,040,000
		Connecticut--0.7%
32,360,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.280%, 8/5/2009	32,360,000
20,140,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2009	20,140,000
50,000,000		Connecticut State, (Series 2009A), 2.00% BANs, 4/28/2010	50,562,994
12,100,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.600%, 8/6/2009	12,100,000
		TOTAL	115,162,994
		Delaware--0.0%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.380%, 8/6/2009	6,900,000
		District of Columbia--0.5%
4,710,000		District of Columbia Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/7/2009	4,710,000
11,000,000		District of Columbia Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	11,000,000
1,700,000		District of Columbia Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	1,700,000
13,900,000		District of Columbia Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/6/2009	13,900,000
13,200,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	13,200,000
4,000,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,000,000
15,590,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	15,590,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.360%, 8/6/2009	26,665,000
		TOTAL	90,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--8.0%
$19,300,000		Alachua County, FL Health Facilities Authority, (Series 2003A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	$19,300,000
21,250,000		Alachua County, FL Health Facilities Authority, (Series A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	21,250,000
30,475,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	30,475,000
19,740,000		Brevard County, FL Health Facilities Authority, (Series 2003) Daily VRDNs (Health First, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	19,740,000
3,400,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.340%, 8/5/2009	3,400,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.700%, 8/6/2009	42,020,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.440%, 8/6/2009	28,375,000
15,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.350%, 8/6/2009	15,000,000
24,870,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.400%, 8/6/2009	24,870,000
21,370,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.400%, 8/6/2009	21,370,000
10,000,000		Citizens Property Insurance Corp. FL, (Series 2007A), 5.00% Bonds (Berkshire Hathaway Assurance Corp. INS), 3/1/2010	10,243,828
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 8/6/2009	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	17,000,000
7,200,000		Dade County, FL IDA, (Series 1985D) Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 0.310%, 8/5/2009	7,200,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	13,000,000
18,000,000		Florida Local Government Finance Commission, (Series A), 0.50% CP (Wachovia Bank N.A. LOC), Mandatory Tender 8/12/2009	18,000,000
15,375,000	[3,4]	Florida State Board of Education, PZ-198, 0.65% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/14/2010	15,375,000
6,800,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.350%, 8/3/2009	6,800,000
20,410,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.600%, 8/3/2009	20,410,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	4,705,000
8,000,000		Hernando County, FL, IDBs (Series 2008) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	8,000,000
27,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	27,500,000
26,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	26,500,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	5,000,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.840%, 8/6/2009	10,000,000
55,650,000		Highlands County, FL Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	55,650,000
27,900,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.250%, 8/6/2009	27,900,000
24,725,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.720%, 8/6/2009	24,725,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	27,750,000
16,155,000		Highlands County, FL Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	16,155,000
25,000,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	25,000,000
25,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	25,000,000
2,160,000		Hillsborough County, FL IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$19,200,000		Hillsborough County, FL IDA, (Series 2008B) Weekly VRDNs (University Community Hospital)/(Wachovia Bank N.A. LOC), 0.410%, 8/6/2009	$19,200,000
8,000,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.230%, 8/6/2009	8,000,000
15,600,000		JEA, FL Electric System, (Series Three 2008D-1) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	15,600,000
24,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/5/2009	24,000,000
17,825,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	17,825,000
2,000,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009C) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.340%, 8/5/2009	2,000,000
37,645,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 1.850%, 8/5/2009	37,645,000
31,500,000		Manatee County, FL School District, (Series 2008), 3.00% TANs, 10/7/2009	31,574,092
5,000,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.330%, 8/3/2009	5,000,000
690,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	690,000
37,070,000		Miami, FL, Parking System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (SunTrust Bank LOC), 1.850%, 8/6/2009	37,070,000
5,000,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	5,000,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	57,440,000
21,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/5/2009	21,000,000
17,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Banknorth N.A. LOC), 0.220%, 8/6/2009	17,000,000
2,100,000		Orange County, FL IDA, (Series 1999) Weekly VRDNs (Goodwill Industries of Central Florida, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,100,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 1.950%, 8/5/2009	5,000,000
5,400,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,400,000
34,940,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 1.720%, 8/6/2009	34,940,000
9,485,000		Orange County, FL, Health Facilities Authority, (Series 2004) Daily VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.600%, 8/3/2009	9,485,000
6,930,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	6,930,000
13,130,000		Orange County, FL, Health Facilities Authority, (Series 2008D) Daily VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.600%, 8/3/2009	13,130,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Regional Healthcare System)/(Branch Banking & Trust Co. LOC), 0.350%, 8/5/2009	4,500,000
24,650,000		Orange County, FL, Health Facilities Authority, (Series 2008G) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 1.250%, 8/5/2009	24,650,000
24,670,000	[3,4]	Orange County, FL, Health Facilities Authority, Stage Trust (Series 2008-64C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	24,670,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	113,750,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	11,300,000
18,090,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.350%, 8/6/2009	18,090,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 0.510%, 8/6/2009	6,410,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.530%, 8/5/2009	4,000,000
17,800,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.600%, 8/3/2009	17,800,000
3,775,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Weekly VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.330%, 8/3/2009	3,775,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 8/6/2009	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	8,875,000
17,975,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	17,975,000
7,100,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	7,100,000
6,000,000		Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	6,000,000
11,590,000		Santa Rosa County, FL, Health Facilities Revenue Bonds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 0.400%, 8/6/2009	11,590,000
17,300,000		Sarasota County, FL Public Hospital District, (Series 2007B) Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	17,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$19,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.350%, 8/3/2009	$19,000,000
3,300,000		St. Petersburg, FL HFA, (Series 2009) Weekly VRDNs (Presbyterian Retirement Communities, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	3,300,000
13,255,000	[3,4]	Tallahassee, FL Energy System, Solar Eclipse (Series 2007-078) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 8/3/2009	13,255,000
5,195,000	[3,4]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (Bank of America N.A. LIQ), 3.000%, 8/6/2009	5,195,000
4,150,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	4,150,000
6,000,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	6,000,000
12,900,000		Tohopekaliga, FL Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.380%, 8/6/2009	12,900,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	10,000,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 1.250%, 8/6/2009	2,125,000
		TOTAL	1,407,612,920
		Georgia--2.9%
31,500,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	31,500,000
20,000,000	[3,4]	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	20,000,000
4,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 2.250%, 8/5/2009	4,800,000
10,800,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005B) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 2.150%, 8/6/2009	10,800,000
12,000,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	12,000,000
3,235,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 1.000%, 8/5/2009	3,235,000
1,800,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 1.850%, 8/5/2009	1,800,000
3,500,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	3,500,000
45,480,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.590%, 8/6/2009	45,480,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.400%, 8/6/2009	7,550,000
5,715,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 1.500%, 8/5/2009	5,715,000
2,400,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	2,400,000
9,780,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	9,780,000
5,700,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,700,000
12,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	12,000,000
21,325,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.340%, 8/5/2009	21,325,000
4,300,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	4,300,000
500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	500,000
6,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	6,000,000
8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	8,300,000
8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	8,300,000
6,700,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,700,000
6,395,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,395,000
11,770,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.340%, 8/6/2009	11,770,000
10,784,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.370%, 8/5/2009	10,784,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$37,545,000		Gwinnett County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 1.720%, 8/5/2009	$37,545,000
19,300,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	19,300,000
17,350,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	17,350,000
37,000,000		Hall County & Gainesville, GA Hospital Authority, (Series 2007G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Assured Guaranty Corp. INS)/(Bayerische Landesbank LIQ), 2.000%, 8/5/2009	37,000,000
30,345,000		La Grange, GA Development Authority, (Series 2007) Weekly VRDNs (La Grange College)/(SunTrust Bank LOC), 2.190%, 8/6/2009	30,345,000
15,630,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	15,630,000
20,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	20,145,538
13,765,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	13,765,000
8,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.350%, 8/5/2009	8,000,000
9,700,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	9,700,000
22,975,000		Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	22,975,000
23,000,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	23,000,000
		TOTAL	515,389,538
		Hawaii--0.1%
19,000,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.350%, 8/6/2009	19,000,000
		Idaho--0.7%
6,000,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.410%, 8/3/2009	6,000,000
15,000,000		Idaho Health Facilities Authority, (Series 2009A) Weekly VRDNs (St. Lukes Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.290%, 8/5/2009	15,000,000
100,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	101,907,431
		TOTAL	122,907,431
		Illinois--8.0%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.350%, 8/6/2009	12,410,000
31,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.450%, 8/6/2009	31,085,000
20,000,000	[3,4]	Chicago, IL Board of Education, (EAGLE-20090051-CL A) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.860%, 8/6/2009	20,000,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	19,050,000
79,520,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	79,520,000
41,330,000	[3,4]	Chicago, IL Board of Education, (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	41,330,000
7,000,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.330%, 8/6/2009	7,000,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.350%, 8/6/2009	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	6,230,000
10,500,000		Chicago, IL Wastewater Transmission Daily VRDNs (Northern Trust Co., Chicago, IL LOC), 0.380%, 8/3/2009	10,500,000
12,000,000		Chicago, IL Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.380%, 8/3/2009	12,000,000
15,000,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.380%, 8/3/2009	15,000,000
20,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.420%, 8/6/2009	20,000,000
14,900,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.420%, 8/6/2009	14,900,000
3,225,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.420%, 8/6/2009	3,225,000
8,800,000	[3,4]	Chicago, IL, ROCs (RR II R-12265) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.460%, 8/6/2009	8,800,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 8/6/2009	9,500,000
23,000,000		Chicago, IL, Tender Notes (Series 2008), 0.70% TOBs (Harris, N.A. LOC), Mandatory Tender 10/7/2009	23,000,000
4,250,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen (LIQ), 0.410%, 8/5/2009	4,250,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 4.500%, 8/6/2009	7,185,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$10,770,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.460%, 8/6/2009	$10,770,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	3,900,000
8,800,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.230%, 8/5/2009	8,800,000
54,900,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.160%, 8/5/2009	54,900,000
1,200,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris, N.A. LOC), 0.880%, 8/6/2009	1,200,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/5/2009	3,700,000
10,000,000		Illinois Finance Authority, (Series 2009 B-2) Weekly VRDNs (University of Chicago Medical Center)/(Bank of Montreal LOC), 0.320%, 8/6/2009	10,000,000
12,605,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	12,605,000
5,545,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2009	5,545,000
30,000,000		Illinois Finance Authority, (Series 2005D) Weekly VRDNs (Clare at Water Tower)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	30,000,000
22,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/6/2009	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 3.160%, 8/6/2009	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	18,000,000
13,750,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	13,750,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/6/2009	100,425,000
36,595,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/5/2009	36,595,000
69,200,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 0.400%, 8/5/2009	69,200,000
5,400,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.370%, 8/6/2009	5,400,000
8,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	8,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	50,000,000
5,470,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/6/2009	5,470,000
18,700,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2009	18,700,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	8,305,000
4,160,000		Illinois Finance Authority, (Series 2009 A-2) Weekly VRDNs (University of Chicago Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/6/2009	4,160,000
4,200,000		Illinois Finance Authority, (Series 2009 B-1) Daily VRDNs (University of Chicago Medical Center)/(Bank of Montreal LOC), 0.330%, 8/3/2009	4,200,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-9C-144A) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	9,885,000
10,100,000		Illinois Finance Authority, (Series 2009-F) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2009	10,100,000
7,200,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(National City Bank LOC), 0.280%, 8/5/2009	7,200,000
3,250,000		Illinois Finance Authority, (Series 2009B-2) Weekly VRDNs (Art Institute of Chicago)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 8/5/2009	3,250,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/5/2009	8,000,000
6,875,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/6/2009	6,875,000
5,000,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	5,000,000
24,500,000		Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/6/2009	24,500,000
10,000,000		Illinois Finance Authority, (Series A-2), 0.75% TOBs (Advocate Health Care Network), Optional Tender 2/5/2010	10,000,000
4,200,000		Illinois Finance Authority, (Series B) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.350%, 8/5/2009	4,200,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	19,570,000
20,000,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.330%, 8/5/2009	20,000,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2009	70,145,000
48,605,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.400%, 8/6/2009	48,605,000
3,200,000		Illinois Finance Authority, (Series 2009 A-1) Weekly VRDNs (University of Chicago Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/6/2009	3,200,000
15,675,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/3/2009	15,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$30,000,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 8/5/2009	$30,000,000
52,940,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	52,940,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/6/2009	2,000,000
4,600,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	4,600,000
45,200,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997) Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 0.380%, 8/6/2009	45,200,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.620%, 8/6/2009	75,000,000
7,220,000		Lake County, IL Forest Preserve District, 3.00% Bonds, 12/15/2009	7,276,326
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.360%, 8/6/2009	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 0.600%, 8/6/2009	10,815,000
6,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), 0.330%, 8/5/2009	6,570,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (Deutsche Bank AG LIQ), 0.380%, 8/6/2009	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(Bank of America N.A. LOC), 0.510%, 8/5/2009	8,470,000
11,000,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, 2.50% TANs, 10/1/2009	11,018,275
		TOTAL	1,416,704,601
		Indiana--2.3%
73,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.800%, 8/5/2009	73,400,000
8,920,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2009	8,920,000
5,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	5,400,000
7,725,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	7,725,000
22,000,000		Indiana Health Facility Financing Authority, (Series 2003E-6), 0.60% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2010	22,000,000
17,900,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	17,900,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.910%, 8/6/2009	25,985,000
10,900,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/6/2009	10,900,000
11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	11,000,000
4,415,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2008) Daily VRDNs (Floyd Memorial Hospital and Health Services)/(Branch Banking & Trust Co. LOC), 0.390%, 8/3/2009	4,415,000
15,000,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009B) Weekly VRDNs (Community Health Network)/(National City Bank LOC), 0.310%, 8/6/2009	15,000,000
5,370,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.370%, 8/6/2009	5,370,000
3,720,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.370%, 8/6/2009	3,720,000
15,045,000		Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.390%, 8/6/2009	15,045,000
18,235,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, PUTTERs (Series 2788) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.340%, 8/6/2009	18,235,000
29,700,000		Indianapolis, IN MFH, (Series 2007: Lake Nora & Fox Club Projects) Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 0.310%, 8/6/2009	29,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$23,215,000		Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	$23,215,000
85,730,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/3/2009	85,730,000
1,755,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 2.900%, 8/5/2009	1,755,000
6,485,000		Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	6,485,000
		TOTAL	403,400,000
		Iowa--0.9%
23,160,000		Iowa Finance Authority - Health Facilities, (Series 2009A) Daily VRDNs (Iowa Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	23,160,000
8,965,000		Iowa Finance Authority - Health Facilities, (Subseries 2005A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.230%, 8/5/2009	8,965,000
44,790,000		Iowa Finance Authority - Health Facilities, (Subseries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	44,790,000
28,000,000		Iowa Finance Authority - Health Facilities, (Subseries 2008A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 1.000%, 8/5/2009	28,000,000
13,845,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	13,845,000
37,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 8/6/2009	37,000,000
		TOTAL	155,760,000
		Kansas--0.3%
15,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	15,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.350%, 8/6/2009	10,195,000
33,750,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	33,755,483
		TOTAL	58,950,483
		Kentucky--0.9%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 8/6/2009	20,080,000
4,961,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,961,000
34,000,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/3/2009	34,000,000
71,295,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003B) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/3/2009	71,295,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 8/6/2009	6,650,000
16,720,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.360%, 8/6/2009	16,720,000
4,940,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/7/2009	4,940,000
		TOTAL	158,646,000
		Louisiana--2.1%
80,000,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(SunTrust Bank LOC), 1.850%, 8/5/2009	80,000,000
41,410,000		Jefferson Parish, LA Hospital Service District No. 1, (Series A), 5.85% Bonds (United States Treasury PRF 1/1/2010@100), 1/1/2034	42,208,046
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001) Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 1.900%, 8/5/2009	7,200,000
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.530%, 8/5/2009	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.530%, 8/5/2009	3,350,000
11,900,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 8/3/2009	11,900,000
7,900,000		Louisiana Public Facilities Authority, (Series 2008A) Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 8/6/2009	7,900,000
7,885,000		Louisiana Public Facilities Authority, (Series 2008D-1) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.220%, 8/5/2009	7,885,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$24,955,000	[3,4]	Louisiana Public Facilities Authority, ROCs (Series 11279) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	$24,955,000
20,000,000		Louisiana State Gas & Fuels, (Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.310%, 8/6/2009	20,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank N.A., New York LIQ), 0.440%, 8/6/2009	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008--6C) Weekly VRDNs (FSA INS)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	37,830,000
22,950,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.600%, 8/3/2009	22,950,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.530%, 8/6/2009	6,435,000
16,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/5/2009	16,200,000
		TOTAL	374,813,046
		Maine--0.1%
5,645,000		Maine Finance Authority, (Series 2008) Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank N.A. LOC), 2.500%, 8/6/2009	5,645,000
3,395,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	3,395,000
		TOTAL	9,040,000
		Maryland--1.6%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.350%, 8/6/2009	6,450,000
2,140,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 8/7/2009	2,140,000
15,200,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.480%, 8/5/2009	15,200,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,775,000
5,000,000		Howard County, MD Retirement Community Revenue Bonds, (Series 2000A), 8.00% Bonds (Vantage House Corp.)/(United States Treasury PRF 5/15/2010@103), 5/15/2029	5,441,568
2,300,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/4/2009	2,300,000
555,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/7/2009	555,000
3,400,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	3,400,000
1,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	1,925,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 8/7/2009	2,185,000
13,000,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/3/2009	13,000,000
3,580,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	3,580,000
1,440,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/4/2009	1,440,500
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	6,000,000
6,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/5/2009	6,050,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 1.800%, 8/5/2009	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	735,000
23,655,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 8/7/2009	23,655,000
6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A) Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 1.850%, 8/6/2009	6,935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$17,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	$17,000,000
12,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	12,500,000
2,485,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 8/7/2009	2,485,000
6,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,000,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	5,000,000
32,575,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G) Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank N.A. LOC), 0.350%, 8/3/2009	32,575,000
2,520,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.350%, 8/7/2009	2,520,000
7,115,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/5/2009	7,115,000
3,300,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	3,300,000
10,635,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 8/7/2009	10,635,000
16,655,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	16,655,000
13,400,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	13,400,000
1,814,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 8/4/2009	1,814,000
3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.350%, 8/6/2009	3,335,000
4,400,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 8/3/2009	4,400,000
1,500,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 8/4/2009	1,500,000
3,560,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	3,560,000
3,950,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/7/2009	3,950,000
9,980,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	9,980,000
		TOTAL	283,101,068
		Massachusetts--2.5%
5,000,000		Beverly, MA, 1.50% BANs, 10/21/2009	5,009,954
4,600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 0.470%, 8/3/2009	4,600,000
12,450,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.400%, 8/3/2009	12,450,000
50,850,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2009	50,850,000
10,000,000		Massachusetts Development Finance Agency, (Series U-1) Weekly VRDNs (Boston University)/(Bank of Nova Scotia, Toronto LOC), 0.200%, 8/6/2009	10,000,000
42,800,000		Massachusetts Development Finance Agency, (Series U-5B) Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 0.500%, 8/3/2009	42,800,000
29,390,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.450%, 8/6/2009	29,390,000
15,170,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	15,170,000
2,495,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	2,495,000
22,590,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/5/2009	22,590,000
19,850,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	19,850,000
2,375,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,375,000
7,345,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	7,345,000
42,765,000		Massachusetts HEFA, (Series C 2008) Weekly VRDNs (Southcoast Health System Obligated Group)/(Bank of America N.A. LOC), 0.250%, 8/6/2009	42,765,000
5,320,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	5,320,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$4,450,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	$4,450,000
19,200,000		Massachusetts School Building Authority, (Series A), 0.43% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/12/2009	19,200,000
6,290,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	6,290,000
7,140,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/5/2009	7,140,000
20,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 8/5/2009	20,000,000
2,305,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	2,305,000
26,320,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.300%, 8/6/2009	26,320,000
15,252,874		New Bedford, MA, 2.00% BANs, 2/12/2010	15,349,866
46,500,000		Quincy, MA, 1.50% BANs, 1/29/2010	46,694,689
12,500,000		Winchester, MA, 1.00% BANs, 7/9/2010	12,560,553
		TOTAL	433,320,062
		Michigan--3.0%
6,600,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	6,600,000
15,000,000	[3,4]	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	15,000,000
7,100,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.660%, 8/6/2009	7,100,000
11,650,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 8/6/2009	11,650,000
7,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.550%, 8/6/2009	7,000,000
57,620,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.770%, 8/5/2009	57,620,000
3,400,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.300%, 8/5/2009	3,400,000
44,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/6/2009	44,585,000
3,075,000		Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/3/2009	3,075,000
25,000,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/7/2009	25,000,000
3,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	3,600,000
44,000,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	44,000,000
34,385,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(RBS Citizens Bank N.A. LOC), 2.340%, 8/6/2009	34,385,000
500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	500,000
925,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.500%, 8/3/2009	925,000
96,450,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2009	96,450,000
17,100,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/5/2009	17,100,000
12,360,000		Michigan State Hospital Financial Authority, (Series 2006C) Weekly VRDNs (Henry Ford Health System, MI)/(RBS Citizens Bank N.A. LOC), 1.720%, 8/5/2009	12,360,000
5,180,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.370%, 8/6/2009	5,180,000
10,420,000		Michigan State Housing Development Authority, (Series 2009D) Weekly VRDNs (Barclays Bank PLC LIQ), 0.300%, 8/5/2009	10,420,000
7,150,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.400%, 8/3/2009	7,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$1,580,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.660%, 8/6/2009	$1,580,000
75,000,000		Michigan State, 3.00% RANs, 9/30/2009	75,115,093
2,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/5/2009	2,700,000
2,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.390%, 8/6/2009	2,000,000
3,995,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	3,995,000
36,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/5/2009	36,200,000
		TOTAL	534,690,093
		Minnesota--1.3%
2,800,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.380%, 8/6/2009	2,800,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	4,550,000
4,500,000		Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/5/2009	4,500,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2009	2,300,000
14,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	14,000,000
48,200,000		Minnesota Agricultural and Economic Development Board, (Series 008C-4A) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 0.390%, 8/3/2009	48,200,000
5,000,000		Minnesota Agricultural and Economic Development Board, (Series C-4B) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.390%, 8/3/2009	5,000,000
1,935,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.330%, 8/6/2009	1,935,000
9,900,000	[3,4]	Minnesota State, EAGLES (Series 2008-0045) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 0.490%, 8/6/2009	9,900,000
1,000,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.380%, 8/6/2009	1,000,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.390%, 8/7/2009	3,575,000
5,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.250%, 8/5/2009	5,000,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2002B remktd 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.250%, 8/5/2009	6,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 0.70% TOBs (Mayo Clinic), Mandatory Tender 4/1/2010	10,000,000
3,220,000		St. Cloud, MN, (Series 2008B) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.380%, 8/6/2009	3,220,000
16,635,000		St. Cloud, MN, (Series 2008C) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.350%, 8/6/2009	16,635,000
2,115,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 1.500%, 8/5/2009	2,115,000
6,400,000		University of Minnesota, (Series 1999A) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.250%, 8/5/2009	6,400,000
89,165,000		University of Minnesota, (Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2009	89,165,000
		TOTAL	236,295,000
		Mississippi--0.0%
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	6,210,000
		Missouri--1.5%
4,100,000		Cape Girardeau County, MO IDA, (Series 2009B) Weekly VRDNs (Saint Francis Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/6/2009	4,100,000
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.320%, 8/5/2009	11,650,000
9,250,000		Missouri State HEFA, (Series 2003C-1), 0.56% TOBs (Ascension Health Credit Group), Mandatory Tender 5/4/2010	9,250,000
6,340,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.270%, 8/5/2009	6,340,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.470%, 8/3/2009	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.470%, 8/3/2009	12,400,000
58,100,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 8/6/2009	58,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$16,700,000		Missouri State HEFA, (Series 2008-F) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/5/2009	$16,700,000
16,700,000		Missouri State HEFA, (Series 2008-H) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Northern Trust Co., Chicago, IL LIQ), 0.240%, 8/5/2009	16,700,000
9,000,000		Missouri State HEFA, (Series C-4), 3.50% TOBs (Ascension Health Credit Group), Mandatory Tender 11/15/2009	9,068,897
20,000,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.470%, 8/3/2009	20,000,000
7,300,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.380%, 8/5/2009	7,300,000
8,800,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	8,908,837
6,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.220%, 8/6/2009	6,000,000
18,300,000		St. Louis, MO, (Series 2009), 2.00% TRANs, 6/30/2010	18,532,204
		TOTAL	259,114,938
		Multi-State--0.1%
10,945,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/ (Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.460%, 8/6/2009	10,945,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 0.590%, 8/7/2009	3,485,000
2,845,000	[3,4]	Delaware River Port Authority Revenue, (SGA 89) Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.400%, 8/3/2009	2,845,000
		TOTAL	17,275,000
		Nebraska--0.1%
17,200,000		Nebraska Educational Finance Authority, (Series 2008) Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	17,200,000
		Nevada--0.9%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	26,700,000
14,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 1.000%, 8/5/2009	14,350,000
45,160,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 0.310%, 8/3/2009	45,160,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.360%, 8/6/2009	28,500,000
13,400,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 8/6/2009	13,400,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.320%, 8/5/2009	21,400,000
5,970,000		Reno, NV Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2009	5,970,000
		TOTAL	161,980,000
		New Hampshire--0.2%
5,810,000		New Hampshire Health and Education Facilities Authority, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/3/2009	5,810,000
24,405,000		New Hampshire Health and Education Facilities Authority, (Series 2008) Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	24,405,000
5,000,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002) Weekly VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	5,000,000
		TOTAL	35,215,000
		New Jersey--1.3%
6,105,800		Cliffside Park, NJ, 1.50% BANs, 3/26/2010	6,132,905
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 8/6/2009	21,000,000
4,200,000		Mercer County, NJ, 2.25% BANs, 1/14/2010	4,226,126
10,537,000		Montclair Township, NJ, 2.50% BANs, 12/18/2009	10,578,491
4,600,000		Montclair Township, NJ, Temporary Notes, 2.50% BANs, 12/18/2009	4,618,113
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$13,200,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 0.310%, 8/6/2009	$13,200,000
7,550,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.290%, 8/6/2009	7,550,000
4,290,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 8/6/2009	4,290,000
3,820,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Somerset Medical Center)/(TD Banknorth N.A. LOC), 0.290%, 8/6/2009	3,820,000
1,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.280%, 8/6/2009	1,800,000
4,820,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 0.300%, 8/6/2009	4,820,000
88,600,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (ROCs RR II R-12294) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.840%, 8/6/2009	88,600,000
8,300,000		Paramus, NJ, 1.50% BANs, 4/15/2010	8,340,558
8,886,113		Roxbury Township, NJ, 2.50% BANs, 12/4/2009	8,901,005
5,000,000		Sea Isle City, NJ, 2.50% BANs, 12/10/2009	5,007,017
17,450,000		Toms River, NJ, 1.25% BANs, 6/30/2010	17,568,764
20,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	20,218,438
		TOTAL	230,671,417
		New Mexico--0.1%
4,591,000		Albuquerque, NM Airport, (Series B), 0.75% CP (Bank of New York LOC), Mandatory Tender 1/14/2010	4,591,000
4,965,000	[3,4]	University of New Mexico, PUTTERs (Series 3050) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	4,965,000
		TOTAL	9,556,000
		New York--4.9%
12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	12,350,000
4,735,000		Hauppauge, NY Union Free School District, 1.25% BANs, 1/22/2010	4,747,246
29,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.380%, 8/5/2009	29,750,000
34,850,000		Maine-Endwell, NY Central School District, 1.50% BANs, 6/25/2010	35,145,635
34,200,000		New York City Housing Development Corp., (Series 2005A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.250%, 8/5/2009	34,200,000
37,000,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.230%, 8/5/2009	37,000,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 1.500%, 8/5/2009	32,420,000
6,800,000		New York City Trust For Cultural Resources, (Series 2008A-2) Daily VRDNs (Lincoln Center for the Performing Arts, Inc.)/(Bank of America N.A. LOC), 0.330%, 8/3/2009	6,800,000
10,250,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/6/2009	10,250,000
32,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.400%, 8/5/2009	32,500,000
34,700,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.330%, 8/3/2009	34,700,000
4,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.600%, 8/3/2009	4,000,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, (ROCs RR II - 12292) Weekly VRDNs (Citibank N.A., New York LIQ), 0.480%, 8/6/2009	17,325,000
7,350,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.550%, 8/3/2009	7,350,000
16,800,000		New York City, NY Municipal Water Finance Authority, Fiscal 2007 (Series CC-1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.330%, 8/3/2009	16,800,000
30,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-1) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.280%, 8/3/2009	30,000,000
700,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-2) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.290%, 8/3/2009	700,000
350,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2009	350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$14,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.300%, 8/3/2009	$14,000,000
6,400,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.300%, 8/3/2009	6,400,000
32,015,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.280%, 8/5/2009	32,015,000
16,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank N.A., New York LIQ), 0.300%, 8/3/2009	16,000,000
18,940,000		New York City, NY, (1994 Series A-10) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/3/2009	18,940,000
15,300,000		New York City, NY, (1994 Series A-10) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/3/2009	15,300,000
4,425,000		New York City, NY, (Fiscal 1994 Series E-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/3/2009	4,425,000
3,500,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	3,500,000
12,900,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.280%, 8/5/2009	12,900,000
20,200,000		New York City, NY, (Fiscal 2006 Series E-3) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 8/6/2009	20,200,000
1,695,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 0.600%, 8/3/2009	1,695,000
5,500,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.330%, 8/3/2009	5,500,000
10,500,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.370%, 8/6/2009	10,500,000
11,800,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.350%, 8/3/2009	11,800,000
7,000,000		New York City, NY, (Fiscal 2008 Subseries L-6) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	7,000,000
28,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.910%, 8/6/2009	28,000,000
16,000,000		New York City, NY, (Series 1994B-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/3/2009	16,000,000
33,000,000		New York State Dormitory Authority, (Series 2006A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.250%, 8/5/2009	33,000,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	40,000,000
78,750,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.280%, 8/6/2009	78,750,000
23,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2009	23,500,000
27,500,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.380%, 8/5/2009	27,500,000
12,500,000		New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.350%, 8/5/2009	12,500,000
4,200,000		New York State HFA, West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.270%, 8/5/2009	4,200,000
20,685,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-7V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	20,685,000
13,900,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.230%, 8/6/2009	13,900,000
14,000,000		Oswego, NY City School District, 2.50% BANs, 8/14/2009	14,003,180
8,700,000		Tonawanda Town, NY, 2.50% BANs, 9/9/2009	8,706,851
10,925,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.450%, 8/5/2009	10,925,000
		TOTAL	858,232,912
		North Carolina--3.0%
132,385,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.340%, 8/6/2009	132,385,000
24,873,000		Charlotte, NC, (Series 2005), 0.85% CP, Mandatory Tender 9/10/2009	24,873,000
52,400,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007H) Daily VRDNs (Carolinas HealthCare System)/(Wachovia Bank N.A. LOC), 0.310%, 8/3/2009	52,400,000
38,135,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	38,135,000
9,540,000		Mecklenburg County, NC, (2006 Mecklenburg County) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.350%, 8/6/2009	9,540,000
10,000,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.340%, 8/6/2009	10,000,000
20,000,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D) 6-Month VRDNs, 0.510%, 8/6/2009	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$10,055,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.420%, 8/5/2009	$10,055,000
17,315,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	17,315,000
21,735,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.350%, 8/6/2009	21,735,000
28,250,000		North Carolina Medical Care Commission, (Series 2003B) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	28,250,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,000,000
4,905,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,905,000
43,680,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.350%, 8/3/2009	43,680,000
7,600,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	7,600,000
2,060,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,060,000
14,895,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.330%, 8/6/2009	14,895,000
9,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	9,400,000
6,575,000		North Carolina Medical Care Commission, (Series 2009C) Weekly VRDNs (North Carolina Baptist)/(Branch Banking & Trust Co. LIQ), 0.330%, 8/6/2009	6,575,000
12,320,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Branch Banking & Trust Co. LIQ), 0.330%, 8/6/2009	12,320,000
4,600,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,600,000
21,500,000		North Carolina State, (Series 2002F) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.250%, 8/5/2009	21,500,000
15,260,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.300%, 8/6/2009	15,260,000
5,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	5,018,184
11,300,000		Winston-Salem, NC Water & Sewer System, (Series 2002C) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.340%, 8/5/2009	11,300,000
		TOTAL	528,801,184
		Ohio--4.2%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.500%, 8/6/2009	3,125,000
9,000,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.330%, 8/3/2009	9,000,000
9,650,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.110%, 8/6/2009	9,650,000
2,800,000		Avon, OH, 1.30% BANs, 5/12/2010	2,809,700
9,805,000		Beavercreek, OH Local School District, 2.00% BANs, 8/18/2009	9,811,195
8,000,000		Butler County, OH, 2.25% BANs, 8/6/2009	8,000,538
10,685,000	[3,4]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.550%, 8/5/2009	10,685,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	1,925,000
8,500,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.380%, 8/6/2009	8,500,000
7,480,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.150%, 8/6/2009	7,480,000
8,000,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/6/2009	8,000,000
20,000,000		Columbus, OH City School District, (Series A), 2.00% BANs, 8/13/2009	20,008,585
14,000,000		Columbus, OH City School District, (Series B), 1.50% BANs, 12/16/2009	14,041,580
3,905,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 2.410%, 8/6/2009	3,905,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 2.600%, 8/6/2009	5,000,000
3,880,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	3,880,000
4,860,000		Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	4,860,000
21,830,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	21,830,000
2,425,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 8/6/2009	2,425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$9,331,000		Fairborn, OH, 2.00% BANs, 5/19/2010	$9,386,052
7,365,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	7,365,000
6,165,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.600%, 8/6/2009	6,165,000
14,705,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 0.360%, 8/6/2009	14,705,000
8,210,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.430%, 8/6/2009	8,210,000
17,790,000		Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	17,790,000
26,050,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	26,050,000
9,965,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/6/2009	9,965,000
8,500,000		Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/6/2009	8,500,000
5,550,000		Green City, OH, 1.75% BANs, 7/9/2010	5,606,787
5,105,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.360%, 8/6/2009	5,105,000
1,550,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/6/2009	1,550,000
4,615,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 8/6/2009	4,615,000
28,245,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 1.000%, 8/6/2009	28,245,000
20,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.250%, 8/6/2009	20,500,000
12,468,000		Hamilton, OH, 2.00% BANs, 9/10/2009	12,468,000
8,820,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 2.500%, 8/6/2009	8,820,000
3,800,000		Hilliard, OH, (Series 2008), 2.25% BANs, 8/27/2009	3,801,330
15,000,000		Huber Heights, OH City School District, 2.00% BANs, 8/18/2009	15,005,946
10,255,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 2.500%, 8/6/2009	10,255,000
15,555,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	15,555,000
34,435,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.360%, 8/6/2009	34,435,000
3,845,000		Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.000%, 8/6/2009	3,845,000
4,190,000		Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.000%, 8/6/2009	4,190,000
7,000,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.300%, 8/5/2009	7,000,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.510%, 8/6/2009	7,400,000
9,925,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 8/6/2009	9,925,000
8,315,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	8,315,000
19,036,771		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	19,080,682
2,245,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2009	2,245,000
33,895,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.420%, 8/6/2009	33,895,000
12,000,000		Montgomery County, OH, (Series 2008C), 0.80% CP (Miami Valley Hospital), Mandatory Tender 8/7/2009	12,000,000
10,200,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 2.450%, 8/6/2009	10,200,000
46,500,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/5/2009	46,500,000
4,800,000		Ohio State Higher Educational Facilities Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 8/6/2009	4,800,000
10,700,000		Ohio State Higher Educational Facilities, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	10,700,000
4,580,000		Ohio State Higher Educational Facilities, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.500%, 8/6/2009	4,580,000
2,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.350%, 8/5/2009	2,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$49,150,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.350%, 8/3/2009	$49,150,000
4,030,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	4,030,000
9,345,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.330%, 8/5/2009	9,345,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.320%, 8/6/2009	3,000,000
15,020,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 2.750%, 8/6/2009	15,020,000
5,070,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	5,070,000
1,690,000		Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 3.050%, 8/6/2009	1,690,000
4,950,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	4,950,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 3.000%, 8/6/2009	5,000,000
4,200,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	4,200,000
20,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	20,000,000
6,210,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	6,210,000
		TOTAL	744,025,395
		Oklahoma--0.7%
900,000		Oklahoma Development Finance Authority, (Series 2001) Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 0.510%, 8/6/2009	900,000
7,575,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	7,575,000
6,200,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/6/2009	6,200,000
44,060,000		Oklahoma State Turnpike Authority, (Series 2006C) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.220%, 8/6/2009	44,060,000
17,610,000		Oklahoma State Turnpike Authority, (Series 2006D) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.310%, 8/6/2009	17,610,000
34,510,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	34,510,000
12,240,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2005B), 5.00% Bonds, 5/15/2010	12,654,671
		TOTAL	123,509,671
		Oregon--1.4%
15,000,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	15,000,000
9,000,000		Oregon Health and Science University, (Series 2009B-1) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.320%, 8/6/2009	9,000,000
3,300,000		Oregon Health and Science University, (Series 2009B-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	3,300,000
146,740,000		Oregon State, 2.50% TANs, 6/30/2010	149,441,400
38,200,000		Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	38,200,000
28,800,000		Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.280%, 8/5/2009	28,800,000
		TOTAL	243,741,400
		Pennsylvania--8.2%
7,245,000		Allegheny County, PA Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/6/2009	7,245,000
9,810,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	9,810,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	4,300,000
4,100,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	4,100,000
14,925,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.500%, 8/6/2009	14,925,000
2,310,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.380%, 8/6/2009	2,310,000
12,150,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 0.340%, 8/3/2009	12,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.400%, 8/5/2009	$10,000,000
6,200,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Citibank N.A., New York LOC), 0.340%, 8/5/2009	6,200,000
4,100,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.400%, 8/5/2009	4,100,000
5,000,000		Berks County, PA Municipal Authority, (Series 2009 A-1) Weekly VRDNs (Reading Hospital & Medical Center)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 8/6/2009	5,000,000
25,900,000		Berks County, PA Municipal Authority, (Series 2009 A-2) Weekly VRDNs (Reading Hospital & Medical Center)/(Branch Banking & Trust Co. LIQ), 0.320%, 8/6/2009	25,900,000
8,500,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.320%, 8/6/2009	8,500,000
6,100,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.350%, 8/6/2009	6,100,000
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/6/2009	10,000,000
8,000,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (Nucor Corp.), 0.400%, 8/5/2009	8,000,000
8,635,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.310%, 8/6/2009	8,635,000
4,500,000		Butler County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Butler Health System)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	4,500,000
8,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 0.750%, 8/6/2009	8,000,000
23,450,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 1.750%, 8/5/2009	23,450,000
8,200,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	8,200,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.500%, 8/6/2009	6,000,000
22,500,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.340%, 8/6/2009	22,500,000
2,690,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 1.000%, 8/6/2009	2,690,000
6,375,000		Dallastown Area School District, PA, (Series 2009) VRNs, 2.040%, 4/15/2010	6,415,116
10,630,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/7/2009	10,630,000
5,620,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.290%, 8/6/2009	5,620,000
18,740,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 1.250%, 8/5/2009	18,740,000
21,095,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	21,095,000
20,270,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	20,270,000
9,185,000		Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	9,185,000
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.330%, 8/6/2009	4,000,000
6,000,000		Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	6,000,000
13,290,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	13,290,000
10,000,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.310%, 8/6/2009	10,000,000
3,610,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	3,610,000
52,125,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.380%, 8/6/2009	52,125,000
76,475,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	76,475,000
4,300,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 8/6/2009	4,300,000
8,220,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.350%, 8/6/2009	8,220,000
21,360,000		Montgomery County, PA IDA, (Series 2005) Weekly VRDNs (Meadowood Corp.)/(Citizens Bank of Pennsylvania LOC), 2.450%, 8/6/2009	21,360,000
7,750,000		Montgomery County, PA IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 0.300%, 8/5/2009	7,750,000
14,410,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.350%, 8/6/2009	14,410,000
1,100,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.590%, 8/5/2009	1,100,000
400,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.450%, 8/6/2009	400,000
6,000,000		Pennsylvania EDFA, (Series 2009A), 0.90% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 12/10/2009	6,000,000
6,000,000		Pennsylvania EDFA, (Series 2009B), 1.25% TOBs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2009	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$6,000,000		Pennsylvania EDFA, (Series 2009C) Weekly VRDNs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), 0.350%, 8/5/2009	$6,000,000
12,875,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2009A) Weekly VRDNs (Sunoco, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2009	12,875,000
5,520,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(National City Bank LOC), 0.350%, 8/6/2009	5,520,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.330%, 8/6/2009	4,000,000
11,705,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 8/5/2009	11,705,000
6,895,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 8/5/2009	6,895,000
67,045,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/6/2009	67,045,000
28,200,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/6/2009	28,200,000
20,000,000		Pennsylvania State Higher Education Facilities Authority, (2008 Series A) Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	20,000,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	3,500,000
3,440,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 8/6/2009	3,440,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 8/6/2009	7,700,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.490%, 8/6/2009	3,000,000
10,765,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 8/6/2009	10,765,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.330%, 8/6/2009	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 1.250%, 8/5/2009	11,500,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	7,700,000
5,040,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 8/6/2009	5,040,000
9,700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 8/6/2009	9,700,000
10,690,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(Dexia Credit Local LIQ), 1.250%, 8/6/2009	10,690,000
10,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.380%, 8/6/2009	10,000,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.450%, 8/6/2009	4,750,000
2,900,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	2,900,000
10,125,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.750%, 8/3/2009	10,125,000
13,775,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 0.300%, 8/6/2009	13,775,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 2.450%, 8/6/2009	20,000,000
28,700,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.360%, 8/6/2009	28,700,000
1,875,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.410%, 8/6/2009	1,875,000
34,075,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	34,075,000
26,400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	26,400,000
9,250,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	9,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	$3,500,000
35,000,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	35,000,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	29,900,000
67,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	67,500,000
5,000,000		Philadelphia, PA School District, (Series 2008 C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.290%, 8/6/2009	5,000,000
7,795,000		Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.310%, 8/6/2009	7,795,000
5,000,000		Philadelphia, PA School District, (Series C of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.290%, 8/6/2009	5,000,000
62,500,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	63,507,794
40,395,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.700%, 8/5/2009	40,395,000
101,035,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.550%, 8/6/2009	101,035,000
6,115,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 8/6/2009	6,115,000
26,040,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 8/6/2009	26,040,000
4,000,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.330%, 8/6/2009	4,000,000
13,850,000		Somerset County, PA, (Series 2008A) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.580%, 8/6/2009	13,850,000
6,720,000		Somerset County, PA, (Series 2008C) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.580%, 8/6/2009	6,720,000
23,100,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.350%, 8/5/2009	23,100,000
2,445,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 8/7/2009	2,445,000
6,200,000		Southcentral PA, General Authority, (Series 2008B) Weekly VRDNs (Wellspan Health Obligated Group)/(Citizens Bank of Pennsylvania LOC), 1.720%, 8/5/2009	6,200,000
14,200,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/5/2009	14,200,000
9,300,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 1.720%, 8/5/2009	9,300,000
24,950,000		State Public School Building Authority, PA, (Series D of 2009) Weekly VRDNs (Harrisburg School District)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	24,950,000
9,505,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	9,505,000
2,100,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	2,100,000
		TOTAL	1,456,892,910
		South Carolina--1.6%
19,595,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 1.800%, 8/6/2009	19,595,000
9,000,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	9,000,000
10,000,000		Lexington, SC Waterworks and Sewer System, (Series 2008), 2.25% BANs, 12/15/2009	10,002,757
37,680,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	37,680,000
4,700,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/6/2009	4,700,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 8/6/2009	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 1.850%, 8/5/2009	8,410,000
5,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,300,000
4,700,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	4,700,000
14,750,000	[3,4]	South Carolina State Public Service Authority, (ROCs RR II R-12291) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.560%, 8/6/2009	14,750,000
13,470,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/5/2009	13,470,000
105,010,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.280%, 8/5/2009	105,010,000
35,250,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.370%, 8/5/2009	35,250,000
		TOTAL	276,977,757
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Dakota--0.1%
$10,000,000		South Dakota Housing Development Authority, (2008 Series H), 2.50% Bonds, 1/4/2010	$10,057,040
		Tennessee--1.7%
44,850,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	44,850,000
5,465,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	5,465,000
4,900,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	4,900,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	5,000,000
20,615,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.260%, 8/3/2009	20,615,000
5,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.840%, 8/6/2009	5,800,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 1.850%, 8/5/2009	4,100,000
11,335,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	11,335,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,150,000
2,440,000		Jackson, TN, 2.00% Bonds (Assured Guaranty Corp. INS), 3/1/2010	2,450,585
44,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	44,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.850%, 8/5/2009	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	8,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	15,000,000
25,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	25,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 2.250%, 8/6/2009	8,450,000
24,700,000		Memphis, TN, (Series 2009), 2.00% BANs, 5/18/2010	24,986,914
11,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (Lipscomb University)/(SunTrust Bank LOC), 1.850%, 8/5/2009	11,000,000
5,200,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.340%, 8/5/2009	5,200,000
3,885,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.450%, 8/5/2009	3,885,000
2,050,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 0.360%, 8/6/2009	2,050,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	10,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.360%, 8/6/2009	7,225,000
22,300,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.350%, 8/6/2009	22,300,000
		TOTAL	302,062,499
		Texas--10.5%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.550%, 8/5/2009	9,680,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.390%, 8/6/2009	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-61) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.440%, 8/6/2009	24,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.050%, 8/6/2009	$8,650,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 8/6/2009	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 8/6/2009	11,500,000
10,400,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	10,400,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	400,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/5/2010	20,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/25/2010	20,000,000
44,200,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/3/2009	44,200,000
20,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wachovia Bank N.A. LOC), 0.290%, 8/6/2009	20,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/6/2009	7,500,000
3,625,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.230%, 8/6/2009	3,625,000
6,580,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/6/2009	6,580,000
121,750,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	121,750,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.400%, 8/6/2009	13,000,000
266,720,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.330%, 8/3/2009	266,720,000
6,200,000		Houston, TX Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	6,200,000
9,880,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 1.050%, 8/6/2009	9,880,000
4,730,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.150%, 8/1/2009	4,730,000
40,000,000		Houston, TX, (Series 2009), 2.00% TRANs, 6/30/2010	40,570,007
5,300,000		Houston, TX, (Series E-1), 0.55% CP, Mandatory Tender 8/26/2009	5,300,000
21,495,000		Houston, TX, (Series H-2), 0.30% CP, Mandatory Tender 8/18/2009	21,495,000
8,945,000	[3,4]	Irving, TX ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.350%, 8/6/2009	8,945,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, (ROCs RR II R-12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank N.A., New York LIQ), 0.390%, 8/6/2009	5,130,000
18,965,000	[3,4]	Longview, TX ISD, STAGE (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	18,965,000
22,065,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.360%, 8/6/2009	22,065,000
6,000,000		Northside, TX ISD, (Series A), 2.00% TOBs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2009	6,000,000
29,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.320%, 8/5/2009	29,000,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 8/5/2009	28,000,000
7,935,000	[3,4]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.410%, 8/6/2009	7,935,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.310%, 8/5/2009	25,000,000
23,675,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.310%, 8/5/2009	23,675,000
37,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	37,000,000
26,965,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-5) Weekly VRDNs (Christus Health System)/(Compass Bank, Birmingham LOC), 0.350%, 8/5/2009	26,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$27,890,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008E) Weekly VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	$27,890,000
21,550,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 1.000%, 8/5/2009	21,550,000
30,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (MT-549) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.010%, 8/6/2009	30,000,000
93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.000%, 8/6/2009	93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.000%, 8/6/2009	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.000%, 8/6/2009	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.490%, 8/6/2009	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 0.490%, 8/6/2009	160,405,000
15,880,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 0.400%, 8/5/2009	15,880,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank N.A., New York LIQ), 0.390%, 8/6/2009	8,685,000
300,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	300,301,364
10,450,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 0.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 1/14/2010	10,450,000
27,250,000		Travis County, TX HFDC, (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.280%, 8/6/2009	27,250,000
		TOTAL	1,852,136,371
		Utah--0.5%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2009	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2009	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.380%, 8/5/2009	22,350,000
15,500,000		Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	15,500,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.340%, 8/6/2009	47,500,000
		TOTAL	97,215,000
		Vermont--0.1%
8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	8,555,000
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 2.100%, 8/3/2009	7,815,000
		TOTAL	16,370,000
		Virginia--3.2%
8,105,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 1.850%, 8/5/2009	8,105,000
8,260,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.410%, 8/6/2009	8,260,000
22,630,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.410%, 8/6/2009	22,630,000
10,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	10,500,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/5/2009	15,040,000
4,300,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/6/2009	4,300,000
10,975,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	10,975,000
32,730,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.950%, 8/5/2009	32,730,000
35,000,000		Fairfax County, VA IDA, (Series 2005A-2) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.950%, 8/5/2009	35,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,050,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 1.250%, 8/4/2009	$3,050,000
20,000,000		Fairfax County, VA IDA, (Series 2009B-1), 0.55% TOBs (Inova Health System), Mandatory Tender 3/8/2010	20,000,000
23,393,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 8/6/2009	23,393,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,250,000
4,700,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	4,700,000
4,375,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.900%, 8/5/2009	4,375,000
8,700,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	8,700,000
6,830,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	6,830,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	8,655,000
5,665,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 0.290%, 8/6/2009	5,665,000
9,945,000		Lynchburg, VA IDA, (Series 2004 A) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 1.850%, 8/6/2009	9,945,000
5,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	5,375,000
8,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	8,900,000
3,950,000		Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	3,950,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.500%, 8/6/2009	21,000,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.500%, 8/6/2009	21,000,000
6,485,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 1.850%, 8/5/2009	6,485,000
6,215,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	6,215,000
4,750,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	4,750,000
6,000,000		Norfolk, VA EDA, (Series 2009C) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.230%, 8/5/2009	6,000,000
13,000,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.550%, 8/5/2009	13,000,000
15,060,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	15,060,000
15,100,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	15,100,000
26,500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	26,500,000
43,150,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	43,150,000
46,925,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	46,925,000
41,925,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	41,925,000
7,080,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	7,080,000
3,545,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	3,545,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.900%, 8/5/2009	5,270,000
12,420,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 1.850%, 8/6/2009	12,420,000
6,000,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Children's Hospital of the King's Daughters, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	6,000,000
		TOTAL	566,753,000
		Washington--1.1%
5,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 0.450%, 8/6/2009	5,000,000
25,240,000	[3,4]	King County, WA Sewer System, (ROCs RR II R-12290) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.560%, 8/6/2009	25,240,000
3,395,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	3,395,000
10,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	10,001,566
23,280,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	23,554,386
13,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2009B), 2.00% BANs, 8/5/2010	13,200,890
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$5,400,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/6/2009	$5,400,000
7,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	7,000,000
12,000,000		Washington State Health Care Facilities Authority, (Series 2009B) Weekly VRDNs (Swedish Health Services)/(U.S. Bank, N.A. LOC), 0.260%, 8/6/2009	12,000,000
17,400,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	17,400,000
6,065,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	6,065,000
24,635,000		Washington State Housing Finance Commission, (Series 2007B) Weekly VRDNs (Eastside Catholic School)/(U.S. Bank, N.A. LOC), 0.340%, 8/6/2009	24,635,000
16,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs (Panorama)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	16,000,000
16,240,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/6/2009	16,240,000
3,065,000		Washington State School Districts, 4.00% Bonds (GTD by Washington State), 12/1/2009	3,096,828
		TOTAL	188,228,670
		West Virginia--0.1%
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	10,000,000
7,600,000		West Virginia State Hospital Finance Authority, (Series A) Weekly VRDNs (West Virginia United Health System)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	7,600,000
		TOTAL	17,600,000
		Wisconsin--3.2%
15,000,000		Appleton, WI Redevelopment Authority, (Series 2001B) Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 3.250%, 8/5/2009	15,000,000
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.460%, 8/6/2009	22,000,000
3,400,000		Glendale River Hills School District, WI, 2.50% TRANs, 8/19/2009	3,400,903
18,000,000		Oak Creek, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/5/2009	18,000,000
9,100,000		Pleasant Prairie, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/5/2009	9,100,000
19,450,000		Sun Prairie, WI Area School District, 2.00% BANs, 3/1/2010	19,586,595
43,450,000		University of Wisconsin Hospital and Clinics Authority, (Series 2009B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.250%, 8/6/2009	43,450,000
20,000,000		Wisconsin School Districts, 3.00% TRANs (U.S. Bank, N.A. LOC), 10/30/2009	20,063,237
22,350,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	22,350,000
21,000,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	21,000,000
6,185,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	6,185,000
17,675,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.000%, 8/6/2009	17,675,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.000%, 8/6/2009	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(Harris, N.A. LIQ), 0.400%, 8/6/2009	51,000,000
26,500,000		Wisconsin State HEFA, (Series 2008A) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	26,500,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.430%, 8/6/2009	3,770,000
32,860,000		Wisconsin State HEFA, (Series 2008B) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	32,860,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.430%, 8/6/2009	6,490,000
4,100,000		Wisconsin State HEFA, (Series 2008B-3) Weekly VRDNs (Marquette University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	4,100,000
4,145,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	4,145,000
20,000,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	20,000,000
39,400,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/6/2009	39,400,000
100,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	101,759,478
		TOTAL	557,335,213
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wyoming--0.1%
$9,000,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	$9,000,000
3,760,000		Sweetwater County, WY PCRB, (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.460%, 8/5/2009	3,760,000
		TOTAL	12,760,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	17,625,329,501
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	42,606,371
		TOTAL NET ASSETS--100%	$17,667,935,872
At July 31, 2009, the Fund holds no securities that are subject to the federal AMT.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $1,831,130,000, which represented 10.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $1,831,130,000, which represented 10.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$--	$17,625,329,501	$--	$17,625,329,501

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB(s)	--Industrial Development Bond(s)
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	67.6%
U.S. Treasury Securities	32.7%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.4%
8-30 Days	13.2%
31-90 Days	6.6%
91-180 Days	7.9%
181 Days or more	13.2%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		REPURCHASE AGREEMENTS--67.6%
$500,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	$500,000,000
836,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.22%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,293,944 on 8/28/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $943,655,761.	836,000,000
435,024,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	435,024,000
100,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $100,001,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2015 and the market value of those underlying securities was $102,001,729.	100,000,000
100,000,000		Interest in $108,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $108,001,800 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2016 and the market value of those underlying securities was $110,160,256.	100,000,000
781,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	781,000,000
817,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $1,020,017,037.	817,000,000
2,276,000,000	[1]	Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,082,639 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,034,858.	2,276,000,000
500,000,000		Repurchase agreement 0.19%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,007,917 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2014 and the market value of those underlying securities was $510,003,867.	500,000,000
100,000,000		Repurchase agreement 0.10%, dated 7/31/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,000,833 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $102,000,935.	100,000,000
1,888,000,000	[1]	Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,054,444 on 8/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $2,040,047,674.	1,888,000,000
944,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,146,389 on 8/24/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2014 and the market value of those underlying securities was $1,020,048,251.	944,000,000
1,675,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,675,027,917 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $1,708,504,444.	1,675,000,000
1,681,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,900,031,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2010 and the market value of those underlying securities was $1,938,000,551.	1,681,000,000
1,256,000,000		Interest in $1,475,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,475,024,583 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2013 and the market value of those underlying securities was $1,504,501,348.	1,256,000,000
51,467,000		Repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $51,467,858 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 3/11/2010 and the market value of those underlying securities was $52,499,581.	51,467,000
1,000,000,000		Repurchase agreement 0.19%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,015,833 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,020,016,163.	1,000,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 7/31/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,833 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2016 and the market value of that underlying security was $102,001,970.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	15,036,491,000
Principal Amount			Value
		U.S. TREASURY--32.7%
$318,875,000	[2]	United States Treasury Bills, 0.290%, 10/8/2009	$318,700,327
618,500,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	617,891,808
425,000,000	[2]	United States Treasury Bills, 0.420%, 8/13/2009	424,940,500
409,000,000	[2]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	407,768,015
398,700,000	[2]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	397,922,332
250,000,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	248,735,902
213,000,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	212,567,196
761,500,000		United States Treasury Notes, 2.000%, 2/28/2010	768,663,078
844,425,000		United States Treasury Notes, 2.125%, 1/31/2010	850,975,790
370,800,000		United States Treasury Notes, 3.125%, 11/30/2009	374,276,009
394,000,000		United States Treasury Notes, 3.375%, 9/15/2009	395,516,693
100,000,000		United States Treasury Notes, 3.375%, 10/15/2009	100,637,500
299,860,000		United States Treasury Notes, 3.500% - 4.625%, 11/15/2009	302,738,570
120,000,000		United States Treasury Notes, 3.625%, 10/31/2009	120,997,919
123,750,000		United States Treasury Notes, 3.625%, 1/15/2010	125,585,040
237,500,000		United States Treasury Notes, 4.000%, 8/31/2009	238,007,357
50,000,000		United States Treasury Notes, 4.000%, 4/15/2010	51,203,713
590,000,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	604,635,495
723,800,000		United States Treasury Notes, 4.875%, 8/15/2009	725,040,555
		TOTAL U.S. TREASURY	7,286,803,799
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [3]	22,323,294,799
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [4]	(70,781,965)
		TOTAL NET ASSETS--100%	$22,252,512,834

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$--	$ 7,286,803,799	$--	$ 7,286,803,799
Repurchase Agreements	--	15,036,491,000	--	15,036,491,000
TOTAL SECURITIES	$--	$22,323,294,799	$--	$22,323,294,799

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2009

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Assets:
Investments in repurchase agreements	$27,262,441,000	$--	$2,939,183,000	$412,749,000
Investments in securities	29,164,854,041	5,858,737,799	14,964,914,437	2,947,150,014
Total investments in securities, at amortized cost and value	56,427,295,041	5,858,737,799	17,904,097,437	3,359,899,014
Cash	1,990,859	502,146	--	--
Income receivable	43,853,695	10,638,093	15,032,707	2,836,280
Receivable for shares sold	2,502,617	3,246,090	1,751,333	80,311
Prepaid temporary guarantee program insurance (Note 2)	1,849,609	232,418	605,830	133,890
TOTAL ASSETS	56,477,491,821	5,873,356,546	17,921,487,307	3,362,949,495
Liabilities:
Payable for investments purchased	252,467,049	40,887,061	130,000,000	--
Payable for shares redeemed	65,743,186	753,264	5,014,187	898,277
Bank overdraft	--	--	276,572	47,309
Payable for Directors'/Trustees' fees	2,375	--	--	10,241
Payable for transfer and dividend disbursing agent fees and expenses	74,764	44,503	16,242	44,142
Payable for portfolio accounting fees	33,232	30,878	48,028	37,787
Payable for custodian fees	511,452	42,465	138,341	26,386
Payable for distribution services fee (Note 6)	64,444	--	--	--
Payable for shareholder services fee (Note 6)	1,278,691	349,804	609,088	362,932
Income distribution payable	4,027,561	726,583	2,584,265	119,338
Accrued expenses	1,650,802	84,825	320,424	54,218
TOTAL LIABILITIES	325,853,556	42,919,383	139,007,147	1,600,630
TOTAL NET ASSETS	$56,151,638,265	$5,830,437,163	$17,782,480,160	$3,361,348,865
Net Assets Consist of:
Paid-in capital	$56,147,812,631	$5,830,488,358	$17,782,450,339	$3,361,359,962
Accumulated net realized gain (loss) on investments	3,825,634	(51,698)	(974)	--
Undistributed (distributions in excess of) net investment income	--	503	30,795	(11,097)
TOTAL NET ASSETS	$56,151,638,265	$5,830,437,163	$17,782,480,160	$3,361,348,865
Net Assets:
Institutional Shares	$45,592,512,553	$2,950,672,199	$14,086,195,702	$1,117,635,793
Institutional Service Shares	7,913,478,997	1,342,614,587	2,172,962,852	1,350,587,389
Institutional Capital Shares	2,196,774,450	1,537,150,377	1,523,321,606	893,125,683
Trust Shares	448,872,265	--	--	--
TOTAL NET ASSETS	$56,151,638,265	$5,830,437,163	$17,782,480,160	$3,361,348,865
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	45,589,750,995	2,949,684,054	14,085,835,829	1,117,421,639
Institutional Service Shares	7,912,726,879	1,343,135,379	2,173,432,518	1,350,684,592
Institutional Capital Shares	2,196,738,768	1,537,689,236	1,523,201,749	893,253,731
Trust Shares	448,595,997	--	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2009

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$8,709,577,000	$2,368,441,000	$--	$15,036,491,000
Investments in securities	39,704,075,715	9,754,747,065	17,625,329,501	7,286,803,799
Total investments in securities, at amortized cost and value	48,413,652,715	12,123,188,065	17,625,329,501	22,323,294,799
Cash	567,584	--	--	--
Income receivable	32,868,596	12,895,634	28,206,113	53,424,010
Receivable for shares sold	1,958,599	2,014,089	27,644,765	1,310,345
Prepaid temporary guarantee program insurance (Note 2)	1,146,048	545,738	591,143	--
TOTAL ASSETS	48,450,193,542	12,138,643,526	17,681,771,522	22,378,029,154
Liabilities:
Payable for investments purchased	320,000,000	--	--	104,581,841
Payable for shares redeemed	1,997,630	2,786,421	9,198,861	19,427,100
Bank overdraft	--	83,352	31,585	123,168
Payable for Directors'/Trustees' fees	14,961	45,495	16,136	--
Payable for distribution services fee (Note 6)	171,059	--	--	31,797
Payable for shareholder services fee (Note 6)	895,634	464,601	402,497	54,767
Income distribution payable	8,471,303	2,283,515	3,615,067	411,700
Accrued expenses	2,550,861	257,184	571,504	885,947
TOTAL LIABILITIES	334,101,448	5,920,568	13,835,650	125,516,320
TOTAL NET ASSETS	$48,116,092,094	$12,132,722,958	$17,667,935,872	$22,252,512,834
Net Assets Consist of:
Paid-in capital	$48,126,771,261	$12,132,984,557	$17,667,080,202	$22,252,345,242
Accumulated net realized gain (loss) on investments	(10,675,688)	--	858,333	167,592
Distributions in excess of net investment income	(3,479)	(261,599)	(2,663)	--
TOTAL NET ASSETS	$48,116,092,094	$12,132,722,958	$17,667,935,872	$22,252,512,834
Net Assets:
Institutional Shares	$39,580,019,215	$8,831,802,947	$14,743,752,700	$15,279,431,905
Institutional Service Shares	7,734,782,632	2,138,614,356	2,924,183,172	4,009,138,970
Institutional Capital Shares	--	1,162,305,655	--	2,411,737,725
Trust Shares	801,290,247	--	--	552,204,234
TOTAL NET ASSETS	$48,116,092,094	$12,132,722,958	$17,667,935,872	$22,252,512,834
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	39,565,290,481	8,831,647,722	14,743,407,020	15,279,924,702
Institutional Service Shares	7,733,563,794	2,138,942,947	2,923,692,665	4,008,639,615
Institutional Capital Shares	--	1,162,393,888	--	2,411,561,442
Trust Shares	801,315,579	--	--	552,219,483
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	--	$1.00	--	$1.00
Trust Shares	$1.00	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2009

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Investment Income:
Interest	$556,959,842	$77,524,232	$231,148,852	$51,944,823
Expenses:
Investment adviser fee (Note 6)	110,837,773	9,527,079	28,579,792	5,497,833
Administrative personnel and services fee (Note 6)	43,068,548	3,704,535	11,107,321	2,138,061
Custodian fees	1,835,066	161,798	486,823	101,184
Transfer and dividend disbursing agent fees and expenses	669,599	434,109	305,492	495,556
Directors'/Trustees' fees	307,367	22,240	81,729	26,643
Auditing fees	21,056	20,056	20,056	21,056
Legal fees	12,010	39,277	8,452	6,633
Portfolio accounting fees	208,033	186,866	230,609	201,234
Distribution services fee--Trust Shares (Note 6)	1,321,093	--	--	--
Shareholder services fee--Institutional Service Shares (Note 6)	19,889,566	2,458,389	4,388,190	2,510,543
Shareholder services fee--Institutional Capital Shares (Note 6)	1,304,536	1,175,449	1,130,896	648,309
Shareholder services fee--Trust Shares (Note 6)	250,873	--	--	--
Account administration fee--Institutional Service Shares	7,076,298	344,960	888,475	164,464
Account administration fee--Institutional Capital Shares	311,324	7,472	198,198	853
Account administration fee--Trust Shares	1,070,220	--	--	--
Share registration costs	1,420,971	163,107	376,011	153,067
Printing and postage	268,737	61,758	99,029	39,504
Insurance premiums	79,554	16,031	35,643	11,407
Temporary guarantee program insurance (Note 2)	12,343,298	1,501,377	4,042,995	893,512
Miscellaneous	124,684	22,861	57,971	14,283
TOTAL EXPENSES	202,420,606	19,847,364	52,037,682	12,924,142
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 6)	(44,363,857)	(5,164,044)	(13,883,305)	(3,937,058)
Waiver of administrative personnel and services fee (Note 6)	(894,776)	(79,482)	(232,710)	(46,136)
Waiver of shareholder services fee--Institutional Service Shares (Note 6)	(671,523)	--	--	--
Waiver of shareholder services fee--Trust Shares (Note 6)	(238,513)	--	--	--
Waiver of account administration fee--Trust Shares (Note 6)	(160,039)	--	--	--
Reimbursement of distribution services fee--Trust Shares (Note 6)	(46,343)	--	--	--
Reimbursement of shareholder services fee--Institutional Service Shares (Note 6)	(203,341)	--	--	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 6)	(1,333)	(2,497)	(1,668)	(1,770)
Reimbursement of shareholder services fee--Trust Shares (Note 6)	(12,360)	--	--	--
Reduction of custodian fees (Note 7)	--	(40,725)	--	--
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(46,592,085)	(5,286,748)	(14,117,683)	(3,984,964)
Net expenses	155,828,521	14,560,616	37,919,999	8,939,178
Net investment income	401,131,321	62,963,616	193,228,853	43,005,645
Net realized gain (loss) on investments	3,841,613	(45,470)	(974)	--
Change in net assets resulting from operations	$404,972,934	$62,918,146	$193,227,879	$43,005,645

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2009

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$544,435,711	$199,688,677	$228,138,704	$194,447,026
Expenses:
Investment adviser fee (Note 6)	70,185,411	20,614,583	28,901,129	56,080,615
Administrative personnel and services fee (Note 6)	27,271,700	8,018,761	11,236,075	21,817,380
Custodian fees	1,173,839	357,029	477,803	1,013,900
Transfer and dividend disbursing agent fees and expenses	495,348	379,268	248,622	331,319
Directors'/Trustees' fees	211,530	118,942	94,640	253,822
Auditing fees	21,056	20,855	20,055	21,055
Legal fees	10,390	8,398	62,356	11,666
Portfolio accounting fees	221,713	225,156	175,352	212,638
Distribution services fee--Trust Shares (Note 6)	1,726,912	--	--	2,134,982
Shareholder services fee--Institutional Service Shares (Note 6)	9,590,791	4,186,529	4,977,660	9,518,819
Shareholder services fee--Institutional Capital Shares (Note 6)	--	1,269,744	--	3,165,420
Shareholder services fee--Trust Shares (Note 6)	768,666	--	--	385,375
Account administration fee--Institutional Service Shares	7,643,340	509,046	1,770,056	4,051,755
Account administration fee--Institutional Capital Shares	--	26,201	--	157,989
Account administration fee--Trust Shares	958,246	--	--	1,720,855
Share registration costs	1,412,246	138,407	353,624	--
Printing and postage	110,800	160,408	200,441	89,262
Insurance premiums	65,500	34,157	32,795	68,260
Temporary guarantee program insurance (Note 2)	7,809,581	3,641,970	3,944,975	8,218,627
Miscellaneous	92,492	50,995	51,182	14,683
TOTAL EXPENSES	129,769,561	39,760,449	52,546,765	109,268,422
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 6)	(28,774,368)	(11,171,688)	(11,608,814)	(21,918,116)
Waiver of administrative personnel and services fee (Note 6)	(566,150)	(174,913)	(239,196)	(478,705)
Waiver of shareholder services fee--Institutional Service Shares (Note 6)	--	--	--	(2,444,218)
Waiver of shareholder services fee--Institutional Capital Shares (Note 6)	--	--	--	(110,606)
Waiver of shareholder services fee--Trust Shares (Note 6)	(66,655)	--	--	(311,816)
Waiver of account administration fee--Trust Shares (Note 6)	--	--	--	(1,074,472)
Reimbursement of distribution services fee--Trust Shares (Note 6)	--	--	--	(412,321)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 6)	--	--	--	(533,524)
Reimbursement of shareholder services fee-- Institutional Capital Shares (Note 6)	--	--	--	(36,584)
Reimbursement of shareholder services fee--Trust Shares (Note 6)	(10,910)	--	--	(73,559)
Reduction of custodian fees (Note 7)	--	--	(429,417)	--
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(29,418,083)	(11,346,601)	(12,277,427)	(27,393,921)
Net expenses	100,351,478	28,413,848	40,269,338	81,874,501
Net investment income	444,084,233	171,274,829	187,869,366	112,572,525
Net realized gain on investments	--	--	990,732	1,282,147
Change in net assets resulting from operations	$444,084,233	$171,274,829	$188,860,098	$113,854,672

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$401,131,321	$858,527,170	$62,963,616	$165,837,404
Net realized gain (loss) on investments	3,841,613	--	(45,470)	621,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	404,972,934	858,527,170	62,918,146	166,458,633
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(315,321,407)	(588,821,794)	(34,404,821)	(110,310,642)
Institutional Service Shares	(71,228,553)	(214,176,447)	(13,057,682)	(20,467,274)
Institutional Capital Shares	(11,788,138)	(45,201,657)	(15,505,843)	(35,053,761)
Trust Shares	(2,659,971)	(10,469,154)	--	--
Distributions from net realized gain on investments
Institutional Shares	(12,565)	--	(220,358)	(223,614)
Institutional Service Shares	(2,838)	--	(126,731)	(35,837)
Institutional Capital Shares	(470)	--	(134,422)	(69,385)
Trust Shares	(106)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(401,014,048)	(858,669,052)	(63,449,857)	(166,160,513)
Share Transactions:
Proceeds from sale of shares	374,579,922,882	194,558,519,755	17,661,169,505	40,257,851,078
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	--	98,361,755	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	--	--	562,995,263	--
Net asset value of shares issued to shareholders in payment of distributions declared	174,410,401	460,128,229	48,048,842	138,040,274
Cost of shares redeemed	(349,390,500,864)	(178,420,238,444)	(17,755,095,936)	(41,018,763,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,363,832,419	16,696,771,295	517,117,674	(622,872,198)
Change in net assets	25,367,791,305	16,696,629,413	516,585,963	(622,574,078)
Net Assets:
Beginning of period	30,783,846,960	14,087,217,547	5,313,851,200	5,936,425,278
End of period	$56,151,638,265	$30,783,846,960	$5,830,437,163	$5,313,851,200
Undistributed (distributions in excess of) net investment income	$0	$(133,252)	$503	$5,233

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$193,228,853	$444,988,366	$43,005,645	$141,989,522
Net realized gain (loss) on investments	(974)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	193,227,879	444,988,366	43,005,645	141,989,522
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(148,529,244)	(330,597,555)	(18,122,558)	(59,545,566)
Institutional Service Shares	(25,761,742)	(69,971,725)	(14,717,456)	(47,563,100)
Institutional Capital Shares	(18,643,805)	(44,635,445)	(10,160,310)	(34,891,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(192,934,791)	(445,204,725)	(43,000,324)	(142,000,390)
Share Transactions:
Proceeds from sale of shares	75,203,415,358	86,930,636,198	9,065,707,756	12,984,975,686
Net asset value of shares issued to shareholders in payment of distributions declared	106,264,551	260,529,963	37,707,358	125,293,764
Cost of shares redeemed	(71,620,109,404)	(81,423,553,383)	(9,024,044,678)	(14,261,927,325)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,689,570,505	5,767,612,778	79,370,436	(1,151,657,875)
Change in net assets	3,689,863,593	5,767,396,419	79,375,757	(1,151,668,743)
Net Assets:
Beginning of period	14,092,616,567	8,325,220,148	3,281,973,108	4,433,641,851
End of period	$17,782,480,160	$14,092,616,567	$3,361,348,865	$3,281,973,108
Undistributed (distributions in excess of) net investment income	$30,795	$(263,267)	$(11,097)	$(16,418)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$444,084,233	$999,121,050	$171,274,829	$587,812,929
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(352,356,414)	(744,026,695)	(117,904,166)	(364,126,387)
Institutional Service Shares	(84,706,781)	(240,886,427)	(28,077,257)	(89,938,328)
Institutional Capital Shares	--	--	(25,193,622)	(134,116,555)
Trust Shares	(6,443,189)	(14,648,461)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(443,506,384)	(999,561,583)	(171,175,045)	(588,181,270)
Share Transactions:
Proceeds from sale of shares	247,921,292,060	264,259,486,987	68,719,257,662	88,854,673,614
Putnam Prime Money Market Fund purchase in-kind	12,318,195,817	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	182,411,258	352,360,612	105,245,936	383,924,814
Cost of shares redeemed	(237,855,585,309)	(262,046,038,619)	(71,155,969,129)	(89,614,332,172)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,566,313,826	2,565,808,980	(2,331,465,531)	(375,733,744)
Change in net assets	22,566,891,675	2,565,368,447	(2,331,365,747)	(376,102,085)
Net Assets:
Beginning of period	25,549,200,419	22,983,831,972	14,464,088,705	14,840,190,790
End of period	$48,116,092,094	$25,549,200,419	$12,132,722,958	$14,464,088,705
Distributions in excess of net investment income	$(3,479)	$(571,600)	$(261,599)	$(361,383)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$187,869,366	$318,621,278	$112,572,525	$717,646,912
Net realized gain on investments	990,732	2,721,077	1,282,147	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	188,860,098	321,342,355	113,854,672	717,646,912
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(157,096,111)	(247,419,999)	(84,553,313)	(475,270,293)
Institutional Service Shares	(30,890,006)	(71,101,829)	(15,932,732)	(171,934,535)
Institutional Capital Shares	--	--	(9,470,529)	(37,271,542)
Trust Shares	--	--	(2,419,647)	(33,295,230)
Distributions from net realized gain on investments
Institutional Shares	(1,996,665)	(458,685)	(838,606)	--
Institutional Service Shares	(491,342)	(170,666)	(158,022)	--
Institutional Capital Shares	--	--	(93,929)	--
Trust Shares	--	--	(23,998)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(190,474,124)	(319,151,179)	(113,490,776)	(717,771,600)
Share Transactions:
Proceeds from sale of shares	56,367,850,018	67,050,546,287	148,974,412,683	147,204,242,100
Net asset value of shares issued to shareholders in payment of distributions declared	82,255,114	152,863,503	42,485,404	206,374,418
Cost of shares redeemed	(51,457,814,084)	(63,826,908,665)	(152,412,943,932)	(136,905,525,798)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,992,291,048	3,376,501,125	(3,396,045,845)	10,505,090,720
Change in net assets	4,990,677,022	3,378,692,301	(3,395,681,949)	10,504,966,032
Net Assets:
Beginning of period	12,677,258,850	9,298,566,549	25,648,194,783	15,143,228,751
End of period	$17,667,935,872	$12,677,258,850	$22,252,512,834	$25,648,194,783
Undistributed (distributions in excess of) net investment income	$(2,663)	$114,088	$0	$(196,304)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes. Interest income from the investments of Tax-Free Obligations Fund normally will not be subject to the AMT, and may be subject to state and local taxes.

On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free reorganization, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligations Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Funds then adjust the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by each Fund's Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in their share of the securities transferred under such repurchase agreements and in their share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund and Tax-Free Obligations Fund have not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Municipal Obligations Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California State, EAGLES (Series 2006-0098), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 1.060%, 8/6/2009	7/8/2009	$28,000,000	$28,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$6,842,618	$6,842,618

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$23,949,163	$23,949,163
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$31,060,273	$31,060,273

Temporary Guarantee Program

The Funds participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") which expired on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Funds' Statements of Operations. All of the Funds participated in the Program through September 18, 2009, except for Treasury Obligations Fund which ceased participating on April 30, 2009.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	314,837,879,149	$314,837,879,149	149,436,526,380	$149,436,526,380
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	--	--	98,361,755	98,361,755
Shares issued to shareholders in payment of distributions declared	132,458,610	132,458,610	320,190,657	320,190,657
Shares redeemed	(289,806,080,078)	(289,806,080,078)	(138,372,784,513)	(138,372,784,513)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,164,257,681	$25,164,257,681	11,482,294,279	$11,482,294,279

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	51,513,575,802	$51,513,575,802	38,144,338,778	$38,144,338,778
Shares issued to shareholders in payment of distributions declared	30,392,403	30,392,403	94,646,152	94,646,152
Shares redeemed	(52,401,271,041)	(52,401,271,041)	(33,736,334,276)	(33,736,334,276)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(857,302,836)	$(857,302,836)	4,502,650,654	$4,502,650,654

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,882,354,206	$5,882,354,206	4,956,024,290	$4,956,024,290
Shares issued to shareholders in payment of distributions declared	10,725,279	10,725,279	41,710,472	41,710,472
Shares redeemed	(4,825,202,562)	(4,825,202,562)	(4,506,358,228)	(4,506,358,228)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,067,876,923	$1,067,876,923	491,376,534	$491,376,534

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,346,113,725	$2,346,113,725	2,021,630,307	$2,021,630,307
Shares issued to shareholders in payment of distributions declared	834,109	834,109	3,580,948	3,580,948
Shares redeemed	(2,357,947,183)	(2,357,947,183)	(1,804,761,427)	(1,804,761,427)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(10,999,349)	$(10,999,349)	220,449,828	$220,449,828
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	25,363,832,419	$25,363,832,419	16,696,771,295	$16,696,771,295

	Municipal Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,902,736,941	$11,902,740,788	33,205,585,711	$33,205,585,711
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	360,018,125	360,018,125	--	--
Shares issued to shareholders in payment of distributions declared	24,092,325	24,092,325	88,698,136	88,698,136
Shares redeemed	(12,529,038,717)	(12,529,038,717)	(34,169,177,848)	(34,169,177,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(242,191,326)	$(242,187,479)	(874,894,001)	$(874,894,001)

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,946,076,686	$2,946,064,202	2,753,478,053	$2,753,478,053
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	165,544,173	165,544,173	--	--
Shares issued to shareholders in payment of distributions declared	10,775,825	10,775,825	17,126,580	17,126,580
Shares redeemed	(2,743,634,198)	(2,743,634,198)	(2,663,115,038)	(2,663,115,038)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	378,762,486	$378,750,002	107,489,595	$107,489,595

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,812,364,655	$2,812,364,515	4,298,787,314	$4,298,787,314
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	37,432,965	37,432,965	--	--
Shares issued to shareholders in payment of distributions declared	13,180,692	13,180,692	32,215,558	32,215,558
Shares redeemed	(2,482,423,021)	(2,482,423,021)	(4,186,470,664)	(4,186,470,664)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	380,555,291	$380,555,151	144,532,208	$144,532,208
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	517,126,451	$517,117,674	(622,872,198)	$(622,872,198)

	Prime Cash Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	61,137,825,950	$61,137,825,950	75,124,339,260	$75,124,339,260
Shares issued to shareholders in payment of distributions declared	78,866,646	78,866,646	186,822,681	186,822,681
Shares redeemed	(57,607,646,180)	(57,607,646,180)	(70,263,199,123)	(70,263,199,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,609,046,416	$3,609,046,416	5,047,962,818	$5,047,962,818

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,158,743,390	$9,158,743,390	6,810,937,052	$6,810,937,052
Shares issued to shareholders in payment of distributions declared	15,705,456	15,705,456	45,218,626	45,218,626
Shares redeemed	(9,121,827,905)	(9,121,827,905)	(6,649,380,946)	(6,649,380,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	52,620,941	$52,620,941	206,774,732	$206,774,732

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,906,846,018	$4,906,846,018	4,995,359,886	$4,995,359,886
Shares issued to shareholders in payment of distributions declared	11,692,449	11,692,449	28,488,656	28,488,656
Shares redeemed	(4,890,635,319)	(4,890,635,319)	(4,510,973,314)	(4,510,973,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	27,903,148	$27,903,148	512,875,228	$512,875,228
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,689,570,505	$3,689,570,505	5,767,612,778	$5,767,612,778

	Prime Management Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,992,775,663	$5,992,775,663	10,379,634,595	$10,379,634,595
Shares issued to shareholders in payment of distributions declared	15,814,569	15,814,569	46,823,172	46,823,172
Shares redeemed	(6,122,405,576)	(6,122,405,576)	(10,876,642,088)	(10,876,642,088)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(113,815,344)	$(113,815,344)	(450,184,321)	$(450,184,321)

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,846,522,183	$1,846,522,183	1,368,743,602	$1,368,743,602
Shares issued to shareholders in payment of distributions declared	12,777,876	12,777,876	44,007,112	44,007,112
Shares redeemed	(1,726,957,667)	(1,726,957,667)	(1,766,341,352)	(1,766,341,352)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	132,342,392	$132,342,392	(353,590,638)	$(353,590,638)

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,226,409,910	$1,226,409,910	1,236,597,489	$1,236,597,489
Shares issued to shareholders in payment of distributions declared	9,114,913	9,114,913	34,463,480	34,463,480
Shares redeemed	(1,174,681,435)	(1,174,681,435)	(1,618,943,885)	(1,618,943,885)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	60,843,388	$60,843,388	(347,882,916)	$(347,882,916)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	79,370,436	$79,370,436	(1,151,657,875)	$(1,151,657,875)

	Prime Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	218,798,840,824	$218,798,840,824	219,638,025,923	$219,638,025,899
Putnam Prime Money Market Fund purchase in-kind	12,093,621,126	12,109,266,710	--	--
Shares issued to shareholders in payment of distributions declared	151,562,664	151,562,664	272,320,088	272,320,088
Shares redeemed	(209,910,551,458)	(209,910,551,458)	(217,948,715,083)	(217,948,715,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	21,133,473,156	$21,149,118,740	1,961,630,928	$1,961,630,904

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,852,583,012	$26,852,583,012	43,431,505,830	$43,431,505,830
Putnam Prime Money Market Fund purchase in-kind	208,659,164	208,929,107	--	--
Shares issued to shareholders in payment of distributions declared	28,179,929	28,179,929	75,927,952	75,927,952
Shares redeemed	(25,980,856,376)	(25,980,856,376)	(43,089,808,593)	(43,089,808,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,108,565,729	$1,108,835,672	417,625,189	$417,625,189

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,269,868,224	$2,269,868,224	1,189,955,258	$1,189,955,258
Shares issued to shareholders in payment of distributions declared	2,668,665	2,668,665	4,112,572	4,112,572
Shares redeemed	(1,964,177,475)	(1,964,177,475)	(1,007,514,943)	(1,007,514,943)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	308,359,414	$308,359,414	186,552,887	$186,552,887
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	22,550,398,299	$22,566,313,826	2,565,809,004	$2,565,808,980

	Prime Value Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,196,020,359	$60,196,020,359	70,899,587,926	$70,899,587,926
Shares issued to shareholders in payment of distributions declared	73,233,931	73,233,931	278,528,384	278,528,384
Shares redeemed	(58,781,306,784)	(58,781,306,784)	(73,857,260,874)	(73,857,260,874)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,487,947,506	$1,487,947,506	(2,679,144,564)	$(2,679,144,564)

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,879,980,821	$5,879,980,821	7,555,283,981	$7,555,283,981
Shares issued to shareholders in payment of distributions declared	21,608,666	21,608,666	73,737,023	73,737,023
Shares redeemed	(6,082,851,726)	(6,082,851,726)	(7,591,844,749)	(7,591,844,749)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(181,262,239)	$(181,262,239)	37,176,255	$37,176,255

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,643,256,482	$2,643,256,482	10,399,801,707	$10,399,801,707
Shares issued to shareholders in payment of distributions declared	10,403,339	10,403,339	31,659,407	31,659,407
Shares redeemed	(6,291,810,619)	(6,291,810,619)	(8,165,226,549)	(8,165,226,549)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(3,638,150,798)	$(3,638,150,798)	2,266,234,565	$2,266,234,565
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,331,465,531)	$(2,331,465,531)	(375,733,744)	$(375,733,744)

	Tax-Free Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,916,295,052	$48,916,295,052	56,628,314,819	$56,628,314,819
Shares issued to shareholders in payment of distributions declared	69,313,162	69,313,162	129,086,127	129,086,127
Shares redeemed	(44,294,123,154)	(44,294,123,154)	(53,358,530,426)	(53,358,530,426)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,691,485,060	$4,691,485,060	3,398,870,520	$3,398,870,520

Year Ended July 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,451,554,966	$7,451,554,966	10,422,231,468	$10,422,231,468
Shares issued to shareholders in payment of distributions declared	12,941,952	12,941,952	23,777,376	23,777,376
Shares redeemed	(7,163,690,930)	(7,163,690,930)	(10,468,378,239)	(10,468,378,239)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	300,805,988	$300,805,988	(22,369,395)	$(22,369,395)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,992,291,048	$4,992,291,048	3,376,501,125	$3,376,501,125

	Treasury Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	119,189,723,953	$119,189,723,953	121,213,459,110	$121,213,459,110
Shares issued to shareholders in payment of distributions declared	37,334,823	37,334,823	169,163,577	169,163,577
Shares redeemed	(120,966,226,974)	(120,966,226,974)	(111,086,615,688)	(111,086,615,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,739,168,198)	$(1,739,168,198)	10,296,006,999	$10,296,006,999

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,225,863,084	$19,225,863,084	18,811,938,832	$18,811,938,832
Shares issued to shareholders in payment of distributions declared	3,578,991	3,578,991	30,397,906	30,397,906
Shares redeemed	(21,084,351,618)	(21,084,351,618)	(19,102,584,626)	(19,102,584,626)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,854,909,543)	$(1,854,909,543)	(260,247,888)	$(260,247,888)

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	9,286,150,303	$9,286,150,303	4,857,193,915	$4,857,193,915
Shares issued to shareholders in payment of distributions declared	1,450,604	1,450,604	5,445,379	5,445,379
Shares redeemed	(8,516,470,235)	(8,516,470,235)	(4,360,157,358)	(4,360,157,358)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	771,130,672	$771,130,672	502,481,936	$502,481,936

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,272,675,343	$1,272,675,343	2,321,650,243	$2,321,650,243
Shares issued to shareholders in payment of distributions declared	120,986	120,986	1,367,556	1,367,556
Shares redeemed	(1,845,895,105)	(1,845,895,105)	(2,356,168,126)	(2,356,168,126)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(573,098,776)	$(573,098,776)	(33,150,327)	$(33,150,327)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,396,045,845)	$(3,396,045,845)	10,505,090,720	$10,505,090,720

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for transactions associated with the purchase-in-kind from Putnam Prime Money Market Fund, over distributions and the treatment of capital loss carryforwards.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund Name	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Municipal Obligations Fund	$ (11,535)	$ --	$ 11,535
Prime Obligations Fund	$10,685,416	$(9,728)	$(10,675,688)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009
Fund Name	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains
Government Obligations Fund	$ --	$401,014,048	$ --
Municipal Obligations Fund	$ 62,968,346	$ 185,197	$ 296,314
Prime Cash Obligations Fund	$ --	$ 192,934,791	$ --
Prime Management Obligations Fund	$ --	$ 43,000,324	$ --
Prime Obligations Fund	$ --	$443,506,384	$ --
Prime Value Obligations Fund	$ --	$ 171,175,045	$ --
Tax-Free Obligations Fund	$187,986,117	$ 1,104,864	$1,383,143
Treasury Obligations Fund	$ --	$113,490,776	$ --

	2008
Fund Name	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains
Government Obligations Fund	$ --	$858,668,869	$ 183
Municipal Obligations Fund	$165,831,677	$ 157,480	$171,356
Prime Cash Obligations Fund	$ --	$445,204,725	$ --
Prime Management Obligations Fund	$ --	$142,000,390	$ --
Prime Obligations Fund	$ --	$999,561,583	$ --
Prime Value Obligations Fund	$ --	$588,181,270	$ --
Tax-Free Obligations Fund	$318,521,828	$ 251,740	$377,611
Treasury Obligations Fund	$ --	$717,771,600	$ --

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed (Distributions in Excess of) Tax-Exempt Income	Undistributed (Distributions in Excess of) Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward
Government Obligations Fund	$ --	$3,825,634	$ --	$ --
Municipal Obligations Fund	$ 503	$ --	$ --	$ (51,698)
Prime Cash Obligations Fund	$ --	$ 30,795	$ --	$ (974)
Prime Management Obligations Fund	$ --	$ (11,097)	$ --	$ --
Prime Obligations Fund	$ --	$ (3,479)	$ --	$(10,675,688)
Prime Value Obligations Fund	$ --	$ (261,599)	$ --	$ --
Tax-Free Obligations Fund	$(2,663)	$ 85,046	$ 773,287	$ --
Treasury Obligations Fund	$ --	$ 167,592	$ --	$ --

At July 31, 2009, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2012	2013	2014	2015	2016	2017	Total
Municipal Obligations Fund	$--	$--	$--	$--	$6,228	$45,470	$51,698
Prime Cash Obligations Fund	$--	$--	$--	$--	$--	$974	$974
Prime Obligations Fund	$4,647	$2,522	$53,682	$24,466	$65,766	$10,524,605	$10,675,688

Prime Obligations Fund used capital loss carryforwards of $9,728 to offset taxable capital gains realized during the year ended July 31, 2009.

5. PURCHASE IN-KIND

On September 24, 2008, Prime Obligations Fund received an in-kind subscription of securities and other assets from Putnam Prime Money Market Fund for $12,109,266,710 in exchange for 12,093,621,126 shares of Prime Obligations Fund's Institutional Shares. Additionally, securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of Prime Obligations Fund's Institutional Service Shares.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2009, the Adviser voluntarily waived the following fees:

Fund Name	Adviser Fee Waiver
Government Obligations Fund	$44,363,857
Municipal Obligations Fund	$5,164,044
Prime Cash Obligations Fund	$13,883,305
Prime Management Obligations Fund	$3,937,058
Prime Obligations Fund	$28,774,368
Prime Value Obligations Fund	$11,171,688
Tax-Free Obligations Fund	$11,608,814
Treasury Obligations Fund	$21,918,116

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For year ended July 31, 2009, FAS waived the following fees:

Fund Name	Administrative Fee Waiver
Government Obligations Fund	$894,776
Municipal Obligations Fund	$ 79,482
Prime Cash Obligations Fund	$232,710
Prime Management Obligations Fund	$ 46,136
Prime Obligations Fund	$566,150
Prime Value Obligations Fund	$174,913
Tax-Free Obligations Fund	$239,196
Treasury Obligations Fund	$478,705

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily reimbursed $46,343 for Government Obligations Fund and $412,321 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the year ended July 31, 2009, FSSC voluntarily reimbursed the following fees:

Fund Name	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 217,034
Municipal Obligations Fund	$ 2,497
Prime Cash Obligations Fund	$ 1,668
Prime Management Obligations Fund	$ 1,770
Prime Obligations Fund	$ 10,910
Treasury Obligations Fund	$643,667

For the year ended July 31, 2009, FSSC voluntarily waived the following account administration fees:

Fund Name	Account Administration Fees Waived
Government Obligations Fund	$ 160,039
Treasury Obligation Fund	$1,074,472

For the year ended July 31, 2009, FSSC received the following fees:

Fund Name	Shareholder Services Fees Received
Prime Value Obligations Fund	$ 215
Tax-Free Obligations Fund	$6,522

In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $910,036 of Service Fees for Government Obligations Fund, $66,655 for Prime Obligations Fund and $2,866,640 for Treasury Obligations Fund. These voluntary waivers can be modified or terminated at any time. For the year ended July 31, 2009, the Institutional Shares for the Funds did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund Name	Purchases	Sales
Government Obligations Fund	$--	$149,999,844
Municipal Obligations Fund	$4,149,528,000	$6,357,901,000
Prime Cash Obligations Fund	$8,940,000	$451,854,550
Prime Management Obligations Fund	$4,330,000	$1,565,000
Prime Obligations Fund	$8,000,000	$490,284,000
Prime Value Obligations Fund	$600,0026,000	$369,710,000
Tax-Free Obligations Fund	$9,888,189,000	$6,631,814,000
Treasury Obligations Fund	$2,350,392,674	$4,429,389,746

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Treasury Obligations Fund's Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.70% for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

7. EXPENSE REDUCTION

Through arrangements with the Funds' custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2009, the following Funds' expenses were reduced under these arrangements.

Fund	Expense Reduction
Municipal Obligations Fund	$ 40,725
Tax-Free Obligations Fund	$429,417

8. CONCENTRATION OF RISK

A substantial part of Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, the Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

9. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Funds did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2009, the amount of long-term capital gains designated by Municipal Obligations Fund and Tax-Free Obligations Fund was $296,314 and $1,383,143, respectively.

For the year ended July 31, 2009, 100% of the distributions from net investment income for both Municipal Obligations Fund and Tax-Free Obligations Fund were exempt from federal income tax, other than, in case of the Municipal Obligations Fund, the federal AMT.

For the fiscal year ended July 31, 2009, 100.00%, 95.00%, 98.47%, 97.73% and 100.00% of dividends paid by the Government Obligations Fund, Prime Cash Obligations fund, Prime Management Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND THE SHAREHOLDERS OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund, and Treasury Obligations Fund (collectively, the Funds), each a portfolio of Money Market Obligations Trust, as of July 31, 2009 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been POF's Portfolio Manager since July 1991, PCOF's Portfolio Manager since November 1996, PMOF's Portfolio Manager since April 2003 and PVOF's portfolio manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert
Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been MOF's and TFOF's Portfolio Manager since November 1996 and December 1989, respectively. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been GOF and TOF's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2009

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination or these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N583
Cusip 60934N807 Cusip 60934N575
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880
Cusip 60934N625 Cusip 60934N500
Cusip 60934N617 Cusip 60934N872
Cusip 60934N203 Cusip 608919833
Cusip 60934N708 Cusip 60934N112

25716 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005	$1.00	0.017	--		0.017	(0.017)
July 31, 2006	$1.00	0.037	--		0.037	(0.037)
July 31, 2007 [3]	$1.00	0.047	--		0.047	(0.047)
July 31, 2008	$1.00	0.031	--		0.031	(0.031)
July 31, 2009	$1.00	0.005	0.000	[4]	0.005	(0.005)

Prime Obligations Fund
July 31, 2005	$1.00	0.017	0.000	[4]	0.017	(0.017)
July 31, 2006	$1.00	0.038	0.000	[4]	0.038	(0.038)
July 31, 2007 [3]	$1.00	0.047	--		0.047	(0.047)
July 31, 2008	$1.00	0.035	--		0.035	(0.035)
July 31, 2009	$1.00	0.010	--		0.010	(0.010)

Treasury Obligations Fund
July 31, 2005	$1.00	0.016	--		0.016	(0.016)
July 31, 2006	$1.00	0.036	--		0.036	(0.036)
July 31, 2007 [3]	$1.00	0.046	--		0.046	(0.046)
July 31, 2008	$1.00	0.026	--		0.026	(0.026)
July 31, 2009	$1.00	0.002	0.000	[4]	0.002	(0.002)

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 omitted)

--		(0.017)	$1.00	1.69%	0.70%	1.84%	0.09%	$55,057
--		(0.037)	$1.00	3.78%	0.70%	3.77%	0.09%	$104,260
--		(0.047)	$1.00	4.74%	0.70%	4.64%	0.09%	$239,414
--		(0.031)	$1.00	3.12%	0.70%	2.76%	0.09%	$459,837
(0.000	) [4]	(0.005)	$1.00	0.54%	0.64%	0.50%	0.17%	$448,872

--		(0.017)	$1.00	1.73%	0.70%	1.67%	0.09%	$26,434
--		(0.038)	$1.00	3.82%	0.70%	3.94%	0.09%	$91,389
--		(0.047)	$1.00	4.78%	0.70%	4.69%	0.09%	$306,383
--		(0.035)	$1.00	3.51%	0.70%	3.35%	0.08%	$492,957
--		(0.010)	$1.00	1.04%	0.72%	0.93%	0.09%	$801,290

--		(0.016)	$1.00	1.61%	0.70%	1.65%	0.09%	$448,505
--		(0.036)	$1.00	3.68%	0.70%	3.70%	0.09%	$791,547
--		(0.046)	$1.00	4.66%	0.70%	4.56%	0.09%	$1,158,283
--		(0.026)	$1.00	2.59%	0.69%	2.62%	0.09%	$1,125,269
(0.000	) [4]	(0.002)	$1.00	0.22%	0.51%	0.28%	0.30%	$552,204

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual and current expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables below are meant to highlight your ongoing costs only. Therefore, the second section of each table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,000.00	$2.73
Prime Obligations Fund	$1,000	$1,001.40	$3.52
Treasury Obligations Fund	$1,000	$1,000.00	$1.93
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.07	$2.76
Prime Obligations Fund	$1,000	$1,021.27	$3.56
Treasury Obligations Fund	$1,000	$1,022.86	$1.96

1 Expenses are equal to the Funds' Trust Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.55%
Prime Obligations Fund	0.71%
Treasury Obligations Fund	0.39%

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,000.00	$3.17
Treasury Obligations Fund	$1,000	$1,000.00	$3.47
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.62	$3.21
Treasury Obligations Fund	$1,000	$1,021.32	$3.51

2 Expenses are equal to the Treasury Obligations Fund and Government Obligations Fund's Trust Shares current annualized net expense ratios of 0.70% and 0.64%, respectively (as reflected for Treasury Obligations Fund in the Notes to Financial Statements, Note 6 under Expense Limitation) multiplied by the average account value over the period, multiplied by181/365, to reflect expenses paid using the fees shown below as if they had been in effect throughout the most recent one-half-year period. The annualized current net expense ratios are as follows:

Government Obligations Fund	0.64%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	49.5%
Repurchase Agreements	48.6%
U.S. Treasury Securities	2.4%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.4%
8-30 Days	18.2%
31-90 Days	14.6%
91-180 Days	11.3%
181 Days or more	10.0%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		GOVERNMENT AGENCIES--49.5%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.212%, 8/8/2009	$135,000,000
50,000,000		Federal Farm Credit System Notes, 0.560%, 7/1/2010	50,005,938
4,184,806,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210% - 3.200%, 8/6/2009 - 3/1/2010	4,179,522,331
7,379,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.194% - 0.916%, 8/3/2009 - 9/11/2009	7,377,682,935
3,224,387,000		Federal Home Loan Bank System Notes, 0.290% - 5.000%, 9/18/2009 - 8/4/2010	3,230,888,172
3,283,450,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 3/16/2010	3,278,399,029
3,117,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.215% - 0.816%, 8/3/2009 - 10/12/2009	3,116,813,114
391,090,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 7.000%, 9/22/2009 - 3/15/2010	399,622,851
3,274,570,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 9/25/2009 - 7/12/2010	3,269,198,014
1,147,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.400% - 0.883%, 8/3/2009 - 10/13/2009	1,147,238,702
1,213,056,000		Federal National Mortgage Association Notes, 0.280% - 7.250%, 9/15/2009 - 4/19/2010	1,236,681,830
366,655,000	[1]	Housing and Urban Development Floating Rate Notes, 0.797%, 8/3/2009	366,655,000
		TOTAL GOVERNMENT AGENCIES	27,787,707,916
		U.S. TREASURY--2.4%
1,280,000,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	1,275,919,034
100,000,000		United States Treasury Notes, 4.625%, 11/15/2009	101,227,091
		TOTAL U.S. TREASURY	1,377,146,125
		REPURCHASE AGREEMENTS--48.6%
2,500,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	2,500,000,000
2,396,000,000	[3]	Interest in $3,200,000,000 joint repurchase agreement 0.23%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,201,206,222 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $3,277,804,573.	2,396,000,000
364,169,000		Repurchase agreement 0.21%, dated 7/31/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $364,175,373 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $372,618,531.	364,169,000
1,142,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Bank of America, N.A., will repurchase a security provided as collateral for $2,000,035,000 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2035 and the market value of that underlying security was $2,040,035,700.	1,142,000,000
1,000,000,000	[3]	Repurchase agreement 0.19%, dated 7/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,036,944 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/20/2039 and the market value of those underlying securities was $1,029,651,625.	1,000,000,000
1,199,000,000	[3]	Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,311,111 on 8/25/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,798,862,359.	1,199,000,000
425,781,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	425,781,000
3,000,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,000,055,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $3,060,056,194.	3,000,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	1,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,079,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,053,432,387.	$1,079,000,000
1,606,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,092,361 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,575,032,569.	1,606,000,000
925,000,000		Interest in $1,167,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,167,021,395 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $1,202,010,679.	925,000,000
1,449,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.16%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $2,000,062,222 on 8/4/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $2,040,054,401.	1,449,000,000
764,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,000,172,222 on 8/24/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,020,056,667.	764,000,000
500,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 7/20/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,131,250 on 8/20/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $765,058,012.	500,000,000
606,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/27/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,140,000 on 8/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $816,028,561.	606,000,000
1,500,000,000		Repurchase agreement 0.21%, dated 7/31/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,500,026,250 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $1,530,026,776.	1,500,000,000
200,000,000	[3]	Repurchase agreement 0.25%, dated 7/6/2009 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $200,041,667 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2036 and the market value of those underlying securities was $206,037,782.	200,000,000
248,491,000		Interest in $250,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,004,375 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $255,000,261.	248,491,000
1,000,000,000		Repurchase agreement 0.21%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,017,500 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,020,001,488.	1,000,000,000
803,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 7/17/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,207,958 on 8/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,074,865,311.	803,000,000
1,176,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,000,036,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $2,046,934,161.	1,176,000,000
500,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,009,167 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2038 and the market value of those underlying securities was $515,000,907.	500,000,000
500,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $500,009,167 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2037 and the market value of those underlying securities was $514,471,222.	500,000,000
1,079,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,052,917,202.	1,079,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $148,000,000 joint repurchase agreement 0.15%, dated 7/31/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $148,001,850 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/13/2011 and the market value of those underlying securities was $150,963,600.	$100,000,000
200,000,000		Repurchase agreement 0.22%, dated 7/31/2009 under which Wachovia Bank N.A. will repurchase securities provided as collateral for $200,003,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/3/2029 and the market value of those underlying securities was $204,004,888.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	27,262,441,000
		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST) [4]	56,427,295,041
		OTHER ASSETS AND LIABILITIES - NET--(0.5)% [5]	(275,656,776)
		TOTAL NET ASSETS--100%	$56,151,638,265

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$--	$ 27,787,707,916	$--	$ 27,787,707,916
U.S. Treasury	--	1,377,146,125	--	1,377,146,125
Repurchase Agreements	--	27,262,441,000	--	27,262,441,000
TOTAL SECURITIES	$--	$56,427,295,041	$--	$56,427,295,041

Prime Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	34.7%
Bank Instruments	33.9%
Repurchase Agreements	18.1%
Variable Rate Demand Instruments	13.9%
Other Assets and Liabilities - Net [2]	(0.6)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.1	% [4]
8-30 Days	11.9%
31-90 Days	32.5%
91-180 Days	13.2%
181 Days or more	2.9%
Other Assets and Liabilities - Net [2]	(0.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.5% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.7%
$12,173,403		BMW Vehicle Lease Trust 2009-1, Class A1, 0.792%, 6/15/2010	$12,173,403
334,000,000	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	334,000,000
55,079,579	[1,2]	Ford Credit Auto Lease Trust 2009-A, Class A1, 1.237%, 6/15/2010	55,079,579
85,221,659		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	85,221,659
2,695,915	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 1.265%, 6/15/2010	2,695,915
21,342,026		Harley-Davidson Motorcycle Trust 2009-1, Class A1, 1.489%, 5/17/2010	21,342,026
2,544,251		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	2,544,251
53,092,735		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	53,092,735
18,762,972		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.318%, 5/17/2010	18,762,972
94,421,926	[1,2]	Huntington Auto Trust 2009-1, Class A1, 1.989%, 4/15/2010	94,421,926
1,636,706		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	1,636,706
48,627,538		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	48,627,538
53,306,525		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	53,306,525
18,285,290		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	18,285,290
18,469,964		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	18,469,964
		TOTAL	819,660,489
		Finance - Equipment--0.2%
95,330,124	[1,2]	CIT Equipment Collateral 2009-VT1, Class A1, 1.220%, 6/15/2010	95,330,124
		TOTAL ASSET-BACKED SECURITIES	914,990,613
		CERTIFICATES OF DEPOSIT--32.2%
		Finance - Banking--32.2%
1,104,000,000		BNP Paribas SA, 0.330% - 1.380%, 9/8/2009 - 10/23/2009	1,104,000,000
1,802,300,000		Banco Bilbao Vizcaya Argentaria SA, 0.355% - 1.070%, 11/2/2009 - 12/9/2009	1,802,328,695
1,649,400,000		Bank of America N.A., 0.350% - 0.410%, 8/20/2009 - 10/13/2009	1,649,400,000
750,000,000		Bank of Montreal, 0.240%, 8/24/2009	750,000,000
449,000,000		Bank of Scotland, Edinburgh, 1.325%, 8/14/2009	449,166,216
1,885,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.600%, 8/17/2009 - 11/20/2009	1,885,000,000
1,115,000,000		Barclays Bank PLC, 0.600% - 1.850%, 8/6/2009 - 1/19/2010	1,115,000,000
733,700,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	733,651,386
2,127,000,000		Calyon, Paris, 0.360% - 0.450%, 8/26/2009 - 11/20/2009	2,127,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	100,000,000
675,000,000		Compass Bank, Birmingham, 0.450% - 0.700%, 8/28/2009 - 1/29/2010	675,000,281
860,000,000		Mizuho Corporate Bank Ltd., 0.370% - 0.400%, 9/22/2009 - 10/21/2009	860,000,000
814,300,000		Societe Generale, Paris, 0.500% - 1.050%, 10/22/2009 - 2/1/2010	814,300,000
576,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/16/2009	576,000,000
247,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	247,001,226
618,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 12/14/2009	618,000,000
		TOTAL CERTIFICATES OF DEPOSIT	15,505,847,804
		COLLATERALIZED LOAN AGREEMENTS--14.5%
		Finance - Banking--14.5%
50,000,000		BNP Paribas Securities Corp., 0.497%, 8/3/2009	50,000,000
845,000,000		Barclays Capital, Inc., 0.862%, 10/26/2009 - 10/27/2009	845,000,000
2,198,500,000		Citigroup Global Markets, Inc., 0.598% - 0.700%, 8/3/2009	2,198,500,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Finance - Banking--continued
$2,213,000,000		Deutsche Bank Securities, Inc., 0.456% - 0.700%, 8/3/2009 - 8/5/2009	$2,213,000,000
1,267,000,000		Greenwich Capital Markets, Inc., 0.456% - 0.781%, 8/3/2009 - 8/10/2009	1,267,000,000
200,000,000		JPMorgan Securities, Inc., 0.507%, 8/24/2009	200,000,000
110,000,000		RBC Capital Markets Corp., 0.446% - 0.913%, 8/3/2009	110,000,000
100,000,000		Wells Fargo Securities, LLC, 0.760%, 8/3/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	6,983,500,000
		COMMERCIAL PAPER--16.9% [3]
		Finance - Automotive--0.6%
267,080,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.250% - 1.400%, 8/14/2009 - 9/1/2009	266,842,871
		Finance - Banking--8.7%
1,073,000,000	[1,2]	Danske Corp., Inc., 0.380% - 0.400%, 8/13/2009 - 9/25/2009	1,072,533,217
520,094,000	[1,2]	Gotham Funding Corp., 0.330% - 0.500%, 8/3/2009 - 10/22/2009	519,889,508
1,006,470,000	[1,2]	Grampian Funding LLC, 0.400%, 8/3/2009	1,006,447,634
193,300,000		ING (U.S.) Funding LLC, 0.430%, 9/8/2009	193,212,263
107,710,000	[1,2]	Kitty Hawk Funding Corp., 0.380%, 8/11/2009	107,698,631
189,000,000		Landesbank Baden-Wuerttemberg, 0.740%, 8/5/2009	188,984,460
391,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/2/2009 - 9/8/2009	390,758,684
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.800%, 8/5/2009	15,170,000
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	9,984,672
288,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.050%, 10/21/2009	287,319,600
367,265,000	[1,2]	Surrey Funding Corporation, 0.390% - 0.400%, 9/8/2009 - 10/5/2009	367,056,516
28,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.380%, 8/28/2009	27,992,020
		TOTAL	4,187,047,205
		Finance - Commercial--3.8%
172,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.380%, 10/6/2009	171,880,173
244,000,000	[1,2]	Edison Asset Securitization LLC, 0.330% - 0.470%, 8/5/2009 - 10/13/2009	243,902,071
90,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/19/2009	89,944,700
1,010,000,000		General Electric Capital Corp., 0.190% - 0.390%, 8/3/2009 - 12/2/2009	1,008,946,622
313,000,000		General Electric Capital Services, 0.630% - 0.750%, 11/9/2009 - 11/16/2009	312,357,095
		TOTAL	1,827,030,661
		Finance - Retail--3.8%
603,000,000	[1,2]	Alpine Securitization Corp., 0.240% - 0.400%, 8/10/2009 - 10/5/2009	602,723,696
259,775,000	[1,2]	Enterprise Funding Co. LLC, 0.400% - 0.800%, 8/5/2009 - 8/20/2009	259,739,596
32,000,000	[1,2]	Salisbury Receivables Company LLC, 0.310% - 0.500%, 8/6/2009 - 8/11/2009	31,997,578
105,000,000	[1,2]	Sheffield Receivables Corp., 0.330%, 9/10/2009	104,961,500
360,000,000	[1,2]	Starbird Funding Corp., 0.350% - 0.550%, 8/6/2009 - 9/10/2009	359,898,250
490,694,000	[1,2]	Yorktown Capital LLC, 0.330% - 0.400%, 8/14/2009 - 10/14/2009	490,522,735
		TOTAL	1,849,843,355
		TOTAL COMMERCIAL PAPER	8,130,764,092
		CORPORATE BONDS--0.1%
		Finance - Banking--0.1%
19,883,000		HSBC Bank USA, 3.875%, 9/15/2009	19,926,970
		Finance - Commercial--0.0%
10,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	10,069,242
		TOTAL CORPORATE BONDS	29,996,212
		CORPORATE NOTE--0.0%
		Finance - Commercial--0.0%
7,805,000		General Electric Capital Corp., 4.125%, 9/1/2009	7,822,405
Principal Amount			Value
		GOVERNMENT AGENCY--1.3%
		Government Agency--1.3%
$619,000,000		FHLB System, 0.720% - 1.100%, 8/3/2009 - 6/28/2010	$618,966,408
		NOTES - VARIABLE--13.9% [4]
		Consumer Staples--0.1%
63,000,000		Procter & Gamble Co., 0.663%, 9/9/2009	63,000,000
		Electrical Equipment--0.1%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.460%, 8/6/2009	1,835,000
45,772,441		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.920%, 8/3/2009	45,772,441
		TOTAL	47,607,441
		Electronics--0.4%
206,690,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.901%, 8/26/2009	206,690,000
		Finance - Automotive--0.3%
159,985,000	[1,2]	American Honda Finance Corp., 0.811% - 1.076%, 8/7/2009 - 8/26/2009	159,983,577
		Finance - Banking--8.8%
75,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	75,001,681
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.390%, 8/6/2009	2,815,000
83,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	83,000,000
40,000,000		Bank of America N.A., 0.808%, 10/2/2009	40,000,000
40,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	40,000,000
590,000,000		Bank of Montreal, 0.700% - 1.286%, 8/4/2009 - 9/18/2009	590,000,000
73,000,000	[1,2]	Bank of Nova Scotia, Toronto, 0.572%, 8/10/2009	73,000,000
375,000,000		Bank of Scotland, Edinburgh, 1.217%, 8/6/2009	375,000,000
79,333,000		Barclays Bank PLC, 0.670%, 8/3/2009	79,334,873
8,440,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.340%, 8/6/2009	8,440,000
4,405,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 8/7/2009	4,405,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 1.440%, 8/6/2009	15,000,000
13,950,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.500%, 8/6/2009	13,950,000
6,755,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	6,755,000
5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 0.600%, 8/6/2009	5,500,000
4,031,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	4,031,000
1,329,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	1,329,000
983,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 2.370%, 8/6/2009	983,000
1,225,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	1,225,000
683,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	683,000
995,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	995,000
3,367,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	3,367,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	2,350,000
8,115,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	8,115,000
5,540,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	5,540,000
640,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/6/2009	640,000
74,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 0.798% - 1.266%, 8/3/2009 - 10/2/2009	74,000,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	6,655,000
30,000,000		Cook County, IL, (Series 2002 A), 0.700%, 8/5/2009	30,000,000
3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 1.400%, 8/6/2009	3,725,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.600%, 8/5/2009	$33,900,000
12,575,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 B), (U.S. Bank, N.A. LOC), 2.550%, 8/5/2009	12,575,000
8,665,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	8,665,000
77,000,000	[1,2]	ING Bank N.V., 0.754%, 9/28/2009	77,000,000
21,046,000		JPMorgan Chase & Co., 0.785%, 10/2/2009	21,055,209
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.480%, 8/5/2009	3,225,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	2,455,000
1,455,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	1,455,000
97,000,000		Lloyds Banking Group PLC, 1.286%, 8/7/2009	97,000,000
150,000,000		Lloyds TSB Bank PLC, London, 0.254%, 8/6/2009	150,000,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	5,165,000
400,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/6/2009	400,000
4,360,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 1.470%, 8/4/2009	4,360,000
3,930,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	3,930,000
1,497,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 2.370%, 8/6/2009	1,497,000
10,000,000		Midwestern University Foundation, (Series 2009-A), (Royal Bank of Canada, Montreal LOC), 0.620%, 8/6/2009	10,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.260%, 8/6/2009	10,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wachovia Bank N.A. LOC), 0.450%, 8/1/2009	35,510,000
55,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.470%, 8/5/2009	54,600,000
11,135,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.500%, 8/6/2009	11,135,000
78,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.500%, 8/5/2009	78,800,000
4,605,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 0.600%, 8/6/2009	4,605,000
6,470,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.600%, 8/5/2009	6,470,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	17,220,000
9,425,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.380%, 8/6/2009	9,425,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	400,000,000
86,000,000	[1,2]	Royal Bank of Canada, Montreal, 0.708%, 8/17/2009	86,000,000
200,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	200,000,000
80,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 1.029%, 9/15/2009	80,000,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.290%, 8/6/2009	19,000,000
6,165,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	6,165,000
95,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	95,000,000
10,215,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.600%, 8/6/2009	10,215,000
1,380,000		Springfield Ltd. Partnership, (UBS AG LOC), 2.370%, 8/6/2009	1,380,000
1,365,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.850%, 8/6/2009	1,365,000
71,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.655%, 8/25/2009	71,000,000
130,000,000		Svenska Handelsbanken, Stockholm, 0.808%, 8/6/2009	130,000,000
18,440,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.500%, 8/6/2009	18,440,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	1,100,000
289,000,000		Wachovia Bank N.A., 0.998%, 8/4/2009	289,000,000
361,951,000		Wachovia Corp., 0.718% - 0.945%, 8/20/2009 - 9/1/2009	361,919,814
118,084,000		Wells Fargo & Co., 0.729% - 0.926%, 9/15/2009 - 10/29/2009	118,154,130
76,700,000		Westpac Banking Corp. Ltd., Sydney, 0.593%, 8/14/2009	76,700,000
8,000,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.600%, 8/6/2009	8,000,000
		TOTAL	4,252,150,707
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--1.0%
$428,479,000		General Electric Capital Corp., 0.342% - 1.016%, 8/3/2009 - 10/20/2009	$426,281,456
19,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	19,000,000
15,440,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	15,440,000
		TOTAL	460,721,456
		Government Agency--0.2%
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 8/6/2009	36,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.600%, 8/6/2009	5,350,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.950%, 8/6/2009	8,290,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 8/6/2009	17,725,000
		TOTAL	67,385,000
		Health Care--0.4%
200,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	200,000,000
		Insurance--2.3%
50,000,000		Hartford Life Insurance Co., 0.968% - 1.328%, 8/3/2009 - 9/1/2009	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 1.200%, 9/14/2009	80,000,000
74,650,000		ING USA Global Funding Trust, 1.08%, 9/21/2009	74,650,000
111,000,000	[1,2]	MetLife Global Funding I, 0.808%, 8/7/2009	111,000,000
33,000,000		MetLife Insurance Co. of Connecticut, 0.976% - 1.146%, 8/19/2009 - 9/1/2009	33,000,000
105,000,000		Metropolitan Life Insurance Co., 1.027% - 1.408%, 8/3/2009 - 10/1/2009	105,000,000
81,000,000	[1,2]	Monumental Global Funding III, 1.283%, 8/17/2009	81,000,000
120,000,000		Monumental Life Insurance Co., 0.780% - 1.088%, 8/3/2009 - 10/1/2009	120,000,000
176,000,000	[1,2]	PRICOA Global Funding I, 0.978% - 1.210%, 8/13/2009 - 9/25/2009	176,000,000
100,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	100,000,000
49,000,000		Principal Life Insurance Co., 0.602%, 8/9/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 1.017%, 10/1/2009	125,000,000
		TOTAL	1,104,650,000
		Oil & Oil Finance--0.3%
150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	150,000,000
		TOTAL NOTES - VARIABLE	6,712,188,181
		TIME DEPOSIT--1.7%
		Finance - Banking--1.7%
800,000,000		Societe Generale, Paris, 0.170% - 0.200%, 8/3/2009	800,000,000
		REPURCHASE AGREEMENTS--18.1%
660,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	660,000,000
4,050,000,000		Interest in $6,270,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,270,109,725 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury and U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $6,395,511,944.	4,050,000,000
1,852,515,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	1,852,515,000
8,000,000		Interest in $108,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $108,001,800 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2016 and the market value of those underlying securities was $110,160,256.	8,000,000
449,062,000		Interest in $600,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,010,500 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $616,877,854.	449,062,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$242,000,000		Interest in $1,167,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,167,021,395 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $1,202,010,679.	$242,000,000
200,000,000		Repurchase agreement 0.23%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $200,003,833 on 8/3/2009. The security provided as collateral at the end of the period was a U.S Treasury security maturing on 7/31/2014 and the market value of that underlying security was $204,003,641.	200,000,000
1,200,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $2,049,320,935.	1,200,000,000
48,000,000		Interest in $148,000,000 joint repurchase agreement 0.15%, dated 7/31/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $148,001,850 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/13/2011 and the market value of those underlying securities was $150,963,600.	48,000,000
		TOTAL REPURCHASE AGREEMENTS	8,709,577,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [5]	48,413,652,715
		OTHER ASSETS AND LIABILITIES - NET--(0.6)% [6]	(297,560,621)
		TOTAL NET ASSETS--100%	$48,116,092,094
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $8,453,312,630, which represented 17.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these liquid restricted securities amounted to $8,453,312,630, which represented 17.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 914,990,613	$--	$ 914,990,613
Certificates of Deposit	--	15,505,847,804	--	15,505,847,804
Collateralized Loan Agreements	--	6,983,500,000	--	6,983,500,000
Commercial Paper	--	8,130,764,092	--	8,130,764,092
Corporate Bonds	--	29,996,212	--	29,996,212
Corporate Note	--	7,822,405	--	7,822,405
Government Agency	--	618,966,408	--	618,966,408
Notes - Variable	--	6,712,188,181	--	6,712,188,181
Time Deposit	--	800,000,000	--	800,000,000
Repurchase Agreements	--	8,709,577,000	--	8,709,577,000
TOTAL SECURITIES	$--	$48,413,652,715	$--	$48,413,652,715

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	67.6%
U.S. Treasury Securities	32.7%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.4%
8-30 Days	13.2%
31-90 Days	6.6%
91-180 Days	7.9%
181 Days or more	13.2%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		REPURCHASE AGREEMENTS--67.6%
$500,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	$500,000,000
836,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.22%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,293,944 on 8/28/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $943,655,761.	836,000,000
435,024,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	435,024,000
100,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $100,001,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2015 and the market value of those underlying securities was $102,001,729.	100,000,000
100,000,000		Interest in $108,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $108,001,800 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2016 and the market value of those underlying securities was $110,160,256.	100,000,000
781,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	781,000,000
817,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $1,020,017,037.	817,000,000
2,276,000,000	[1]	Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,082,639 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,034,858.	2,276,000,000
500,000,000		Repurchase agreement 0.19%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,007,917 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2014 and the market value of those underlying securities was $510,003,867.	500,000,000
100,000,000		Repurchase agreement 0.10%, dated 7/31/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,000,833 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $102,000,935.	100,000,000
1,888,000,000	[1]	Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,054,444 on 8/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $2,040,047,674.	1,888,000,000
944,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,146,389 on 8/24/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2014 and the market value of those underlying securities was $1,020,048,251.	944,000,000
1,675,000,000		Repurchase agreement 0.20%, dated 7/31/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,675,027,917 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $1,708,504,444.	1,675,000,000
1,681,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,900,031,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2010 and the market value of those underlying securities was $1,938,000,551.	1,681,000,000
1,256,000,000		Interest in $1,475,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,475,024,583 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2013 and the market value of those underlying securities was $1,504,501,348.	1,256,000,000
51,467,000		Repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $51,467,858 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 3/11/2010 and the market value of those underlying securities was $52,499,581.	51,467,000
1,000,000,000		Repurchase agreement 0.19%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,015,833 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,020,016,163.	1,000,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 7/31/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,833 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2016 and the market value of that underlying security was $102,001,970.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	15,036,491,000
Principal Amount			Value
		U.S. TREASURY--32.7%
$318,875,000	[2]	United States Treasury Bills, 0.290%, 10/8/2009	$318,700,327
618,500,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	617,891,808
425,000,000	[2]	United States Treasury Bills, 0.420%, 8/13/2009	424,940,500
409,000,000	[2]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	407,768,015
398,700,000	[2]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	397,922,332
250,000,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	248,735,902
213,000,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	212,567,196
761,500,000		United States Treasury Notes, 2.000%, 2/28/2010	768,663,078
844,425,000		United States Treasury Notes, 2.125%, 1/31/2010	850,975,790
370,800,000		United States Treasury Notes, 3.125%, 11/30/2009	374,276,009
394,000,000		United States Treasury Notes, 3.375%, 9/15/2009	395,516,693
100,000,000		United States Treasury Notes, 3.375%, 10/15/2009	100,637,500
299,860,000		United States Treasury Notes, 3.500% - 4.625%, 11/15/2009	302,738,570
120,000,000		United States Treasury Notes, 3.625%, 10/31/2009	120,997,919
123,750,000		United States Treasury Notes, 3.625%, 1/15/2010	125,585,040
237,500,000		United States Treasury Notes, 4.000%, 8/31/2009	238,007,357
50,000,000		United States Treasury Notes, 4.000%, 4/15/2010	51,203,713
590,000,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	604,635,495
723,800,000		United States Treasury Notes, 4.875%, 8/15/2009	725,040,555
		TOTAL U.S. TREASURY	7,286,803,799
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [3]	22,323,294,799
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [4]	(70,781,965)
		TOTAL NET ASSETS--100%	$22,252,512,834

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$--	$ 7,286,803,799	$--	$ 7,286,803,799
Repurchase Agreements	--	15,036,491,000	--	15,036,491,000
TOTAL SECURITIES	$--	$22,323,294,799	$--	$22,323,294,799

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2009

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$27,262,441,000	$8,709,577,000	$15,036,491,000
Investments in securities	29,164,854,041	39,704,075,715	7,286,803,799
Total investments in securities, at amortized cost and value	56,427,295,041	48,413,652,715	22,323,294,799
Cash	1,990,859	567,584	--
Income receivable	43,853,695	32,868,596	53,424,010
Receivable for shares sold	2,502,617	1,958,599	1,310,345
Prepaid temporary guarantee program insurance (Note 2)	1,849,609	1,146,048	--
TOTAL ASSETS	56,477,491,821	48,450,193,542	22,378,029,154
Liabilities:
Payable for Investments purchased	252,467,049	320,000,000	104,581,841
Payable for shares redeemed	65,743,186	1,997,630	19,427,100
Bank overdraft	--	--	123,168
Payable to Directors'/Trustees' fees	2,375	14,961	--
Payable for distribution services fee (Note 6)	64,444	171,059	31,797
Payable for shareholder services fee (Note 6)	1,278,691	895,634	54,767
Income distribution payable	4,027,561	8,471,303	411,700
Accrued expense	2,270,250	2,550,861	885,947
TOTAL LIABILITIES	325,853,556	334,101,448	125,516,320
TOTAL NET ASSETS	$56,151,638,265	$48,116,092,094	$22,252,512,834
Net Assets Consist of:
Paid-in capital	$56,147,812,631	$48,126,771,261	$22,252,345,242
Accumulated net realized gain (loss) on investments	3,825,634	(10,675,688)	167,592
Distributions in excess of net investment income	--	(3,479)	--
TOTAL NET ASSETS	$56,151,638,265	$48,116,092,094	$22,252,512,834
Net Assets:
Institutional Shares	$45,592,512,553	$39,580,019,215	$15,279,431,905
Institutional Service Shares	7,913,478,997	7,734,782,632	4,009,138,970
Institutional Capital Shares	2,196,774,450	--	2,411,737,725
Trust Shares	448,872,265	801,290,247	552,204,234
TOTAL NET ASSETS	$56,151,638,265	$48,116,092,094	$22,252,512,834
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	45,589,750,995	39,565,290,481	15,279,924,702
Institutional Service Shares	7,912,726,879	7,733,563,794	4,008,639,615
Institutional Capital Shares	2,196,738,768	--	2,411,561,442
Trust Shares	448,595,997	801,315,579	552,219,483
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2009

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$556,959,842	$544,435,711	$194,447,026
Expenses:
Investment adviser fee (Note 6)	110,837,773	70,185,411	56,080,615
Administrative personnel and services fee (Note 6)	43,068,548	27,271,700	21,817,380
Custodian fees	1,835,066	1,173,839	1,013,900
Transfer and dividend disbursing agent fees and expenses	669,599	495,348	331,319
Directors'/Trustees' fees	307,367	211,530	253,822
Auditing fees	21,056	21,056	21,055
Legal fees	12,010	10,390	11,666
Portfolio accounting fees	208,033	221,713	212,638
Distribution services fee--Trust Shares (Note 6)	1,321,093	1,726,912	2,134,982
Shareholder services fee--Institutional Service Shares (Note 6)	19,889,566	9,590,791	9,518,819
Shareholder services fee--Institutional Capital Shares (Note 6)	1,304,536	--	3,165,420
Shareholder services fee--Trust Shares (Note 6)	250,873	768,666	385,375
Account administration fee--Institutional Service Shares	7,076,298	7,643,340	4,051,755
Account administration fee--Institutional Capital Shares	311,324	--	157,989
Account administration fee--Trust Shares	1,070,220	958,246	1,720,855
Share registration costs	1,420,971	1,412,246	--
Printing and postage	268,737	110,800	89,262
Insurance premiums	79,554	65,500	68,260
Temporary guarantee program insurance (Note 2)	12,343,298	7,809,581	8,218,627
Miscellaneous	124,684	92,492	14,683
TOTAL EXPENSES	202,420,606	129,769,561	109,268,422
Waivers and Reimbursements (Note 6):
Waiver of investment adviser fee	(44,363,857)	(28,774,368)	(21,918,116)
Waiver of administrative personnel and services fee	(894,776)	(566,150)	(478,705)
Waiver of shareholder services fee--Institutional Service Shares	(671,523)	--	(2,444,218)
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(110,606)
Waiver of shareholder services fee--Trust Shares	(238,513)	(66,655)	(311,816)
Waiver of account administration fee--Trust Shares	(160,039)	--	(1,074,472)
Reimbursement of distribution services fee--Trust Shares	(46,343)	--	(412,321)
Reimbursement of shareholder services fee--Institutional Service Shares	(203,341)	--	(533,524)
Reimbursement of shareholder services fee--Institutional Capital Shares	(1,333)	--	(36,584)
Reimbursement of shareholder services fee--Trust Shares	(12,360)	(10,910)	(73,559)
TOTAL WAIVERS AND REIMBURSEMENTS	(46,592,085)	(29,418,083)	(27,393,921)
Net expenses	155,828,521	100,351,478	81,874,501
Net investment income	401,131,321	444,084,233	112,572,525
Net realized gain on investments	3,841,613	--	1,282,147
Change in net assets resulting from operations	$404,972,934	$444,084,233	$113,854,672

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
Year Ended July 31	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$401,131,321	$858,527,170	$444,084,233	$999,121,050
Net realized gain on investments	3,841,613	--	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	404,972,934	858,527,170	444,084,233	999,121,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(315,321,407)	(588,821,794)	(352,356,414)	(744,026,695)
Institutional Service Shares	(71,228,553)	(214,176,447)	(84,706,781)	(240,886,427)
Institutional Capital Shares	(11,788,138)	(45,201,657)	--	--
Trust Shares	(2,659,971)	(10,469,154)	(6,443,189)	(14,648,461)
Distributions from net realized gain on investments
Institutional Shares	(12,565)	--	--	--
Institutional Service Shares	(2,838)	--	--	--
Institutional Capital Shares	(470)	--	--	--
Trust Shares	(106)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(401,014,048)	(858,669,052)	(443,506,384)	(999,561,583)
Share Transactions:
Proceeds from sale of shares	374,579,922,882	194,558,519,755	247,921,292,060	264,259,486,987
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	--	98,361,755	--	--
Putnam Prime Money Market Fund purchase in-kind	--	--	12,318,195,817	--
Net asset value of shares issued to shareholders in payment of distributions declared	174,410,401	460,128,229	182,411,258	352,360,612
Cost of shares redeemed	(349,390,500,864)	(178,420,238,444)	(237,855,585,309)	(262,046,038,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,363,832,419	16,696,771,295	22,566,313,826	2,565,808,980
Change in net assets	25,367,791,305	16,696,629,413	22,566,891,675	2,565,368,447
Net Assets:
Beginning of period	30,783,846,960	14,087,217,547	25,549,200,419	22,983,831,972
End of period	$56,151,638,265	$30,783,846,960	$48,116,092,094	$25,549,200,419
Undistributed (distributions in excess of) net investment income	$--	$(133,252)	$(3,479)	$(571,600)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$112,572,525	$717,646,912
Net realized gain on investments	1,282,147	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	113,854,672	717,646,912
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(84,553,313)	(475,270,293)
Institutional Service Shares	(15,932,732)	(171,934,535)
Institutional Capital Shares	(9,470,529)	(37,271,542)
Trust Shares	(2,419,647)	(33,295,230)
Distributions from net realized gain on investments
Institutional Shares	(838,606)	--
Institutional Service Shares	(158,022)	--
Institutional Capital Shares	(93,929)	--
Trust Shares	(23,998)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,490,776)	(717,771,600)
Share Transactions:
Proceeds from sale of shares	148,974,412,683	147,204,242,100
Net asset value of shares issued to shareholders in payment of distributions declared	42,485,404	206,374,418
Cost of shares redeemed	(152,412,943,932)	(136,905,525,798)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,396,045,845)	10,505,090,720
Change in net assets	(3,395,681,949)	10,504,966,032
Net Assets:
Beginning of period	25,648,194,783	15,143,228,751
End of period	$22,252,512,834	$25,648,194,783
Distributions in excess of net investment income	$--	$(196,304)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

On November 21, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Funds then adjust the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Funds participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") which expired on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Funds' Statements of Operations. All of the Funds participated in the Program through September 18, 2009, except for Treasury Obligations Fund which ceased participating on April 30, 2009.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	314,837,879,149	$314,837,879,149	149,436,526,380	$149,436,526,380
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	--	--	98,361,755	98,361,755
Shares issued to shareholders in payment of distributions declared	132,458,610	132,458,610	320,190,657	320,190,657
Shares redeemed	(289,806,080,078)	(289,806,080,078)	(138,372,784,513)	(138,372,784,513)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,164,257,681	$25,164,257,681	11,482,294,279	$11,482,294,279

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	51,513,575,802	$51,513,575,802	38,144,338,778	$38,144,338,778
Shares issued to shareholders in payment of distributions declared	30,392,403	30,392,403	94,646,152	94,646,152
Shares redeemed	(52,401,271,041)	(52,401,271,041)	(33,736,334,276)	(33,736,334,276)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(857,302,836)	$(857,302,836)	4,502,650,654	$4,502,650,654

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,882,354,206	$5,882,354,206	4,956,024,290	$4,956,024,290
Shares issued to shareholders in payment of distributions declared	10,725,279	10,725,279	41,710,472	41,710,472
Shares redeemed	(4,825,202,562)	(4,825,202,562)	(4,506,358,228)	(4,506,358,228)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,067,876,923	$1,067,876,923	491,376,534	$491,376,534

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,346,113,725	$2,346,113,725	2,021,630,307	$2,021,630,307
Shares issued to shareholders in payment of distributions declared	834,109	834,109	3,580,948	3,580,948
Shares redeemed	(2,357,947,183)	(2,357,947,183)	(1,804,761,427)	(1,804,761,427)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(10,999,349)	$(10,999,349)	220,449,828	$220,449,828
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	25,363,832,419	$25,363,832,419	16,696,771,295	$16,696,771,295

	Prime Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	218,798,840,824	$218,798,840,824	219,638,025,923	$219,638,025,899
Putnam Prime Money Market Fund purchase in-kind	12,093,621,126	12,109,266,710	--	--
Shares issued to shareholders in payment of distributions declared	151,562,664	151,562,664	272,320,088	272,320,088
Shares redeemed	(209,910,551,458)	(209,910,551,458)	(217,948,715,083)	(217,948,715,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	21,133,473,156	$21,149,118,740	1,961,630,928	$1,961,630,904

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,852,583,012	$26,852,583,012	43,431,505,830	$43,431,505,830
Putnam Prime Money Market Fund purchase in-kind	208,659,164	208,929,107	--	--
Shares issued to shareholders in payment of distributions declared	28,179,929	28,179,929	75,927,952	75,927,952
Shares redeemed	(25,980,856,376)	(25,980,856,376)	(43,089,808,593)	(43,089,808,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,108,565,729	$1,108,835,672	417,625,189	$417,625,189

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,269,868,224	$2,269,868,224	1,189,955,258	$1,189,955,258
Shares issued to shareholders in payment of distributions declared	2,668,665	2,668,665	4,112,572	4,112,572
Shares redeemed	(1,964,177,475)	(1,964,177,475)	(1,007,514,943)	(1,007,514,943)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	308,359,414	$308,359,414	186,552,887	$186,552,887
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	22,550,398,299	$22,566,313,826	2,565,809,004	$2,565,808,980

	Treasury Obligations Fund
Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	119,189,723,953	$119,189,723,953	121,213,459,110	$121,213,459,110
Shares issued to shareholders in payment of distributions declared	37,334,823	37,334,823	169,163,577	169,163,577
Shares redeemed	(120,966,226,974)	(120,966,226,974)	(111,086,615,688)	(111,086,615,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,739,168,198)	$(1,739,168,198)	10,296,006,999	$10,296,006,999

	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,225,863,084	$19,225,863,084	18,811,938,832	$18,811,938,832
Shares issued to shareholders in payment of distributions declared	3,578,991	3,578,991	30,397,906	30,397,906
Shares redeemed	(21,084,351,618)	(21,084,351,618)	(19,102,584,626)	(19,102,584,626)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,854,909,543)	$(1,854,909,543)	(260,247,888)	$(260,247,888)

	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	9,286,150,303	$9,286,150,303	4,857,193,915	$4,857,193,915
Shares issued to shareholders in payment of distributions declared	1,450,604	1,450,604	5,445,379	5,445,379
Shares redeemed	(8,516,470,235)	(8,516,470,235)	(4,360,157,358)	(4,360,157,358)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	771,130,672	$771,130,672	502,481,936	$502,481,936

	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,272,675,343	$1,272,675,343	2,321,650,243	$2,321,650,243
Shares issued to shareholders in payment of distributions declared	120,986	120,986	1,367,556	1,367,556
Shares redeemed	(1,845,895,105)	(1,845,895,105)	(2,356,168,126)	(2,356,168,126)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(573,098,776)	$(573,098,776)	(33,150,327)	$(33,150,327)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,396,045,845)	$(3,396,045,845)	10,505,090,720	$10,505,090,720

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for transactions associated with the purchase in-kind from Putnam Prime Money Market Fund.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund Name	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Prime Obligations Fund	$10,685,416	$(9,728)	$(10,675,688)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009
Fund Name	Ordinary Income [1]	Long-Term Capital Gains
Government Obligations Fund	$401,014,048	$--
Prime Obligations Fund	$443,506,384	$--
Treasury Obligations Fund	$113,490,776	$--
	2008
Fund Name	Ordinary Income [1]	Long-Term Capital Gains
Government Obligations Fund	$858,668,869	$183
Prime Obligations Fund	$999,561,583	$ --
Treasury Obligations Fund	$ 717,771,600	$ --

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Fund Name	Distributions in Excess of (Undistributed) Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	$3,825,634	$ --
Prime Obligations Funds	$ (3,479)	$(10,675,688)
Treasury Obligations Fund	$ 167,592	$ --

At July 31, 2009, the Prime Obligations Fund had a capital loss carryforward of $10,675,688 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 4,647
2013	$ 2,522
2014	$ 53,682
2015	$ 24,466
2016	$ 65,766
2017	$10,524,605

Prime Obligations Fund used capital loss carryforwards of $9,728 to offset taxable capital gains realized during the year ended July 31, 2009.

5. PURCHASE IN-KIND

On September 24, 2008, Prime Obligations Fund received an in-kind subscription of securities and other assets from Putnam Prime Money Market Fund for $12,109,266,710 in exchange for 12,093,621,126 shares of Prime Obligations Fund's Institutional Shares. Additionally, securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of Prime Obligations Fund's Institutional Service Shares.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2009, the Adviser voluntarily waived the following fees:

Fund Name	Adviser Fee Waiver
Government Obligations Fund	$44,363,857
Prime Obligations Fund	$28,774,368
Treasury Obligations Fund	$21,918,116

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For year ended July 31, 2009, FAS waived the following fees:

Fund Name	Administrative Fee Waiver
Government Obligations Fund	$ 894,776
Prime Obligations Fund	$ 566,150
Treasury Obligations Fund	$ 478,705

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily reimbursed $46,343 for Government Obligations Fund and $412,321 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Services Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the year ended July 31, 2009, FSSC voluntarily reimbursed the following fees:

Fund Name	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 217,034
Prime Obligations Fund	$ 10,910
Treasury Obligations Fund	$643,667

For the year ended July 31, 2009, FSSC voluntarily waived the following account administration fees:

Fund Name	Account Administration Fees Waived
Government Obligations Fund	$ 160,039
Treasury Obligation Fund	$1,074,472

In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $910,036 of Service Fees for Government Obligations Fund, $66,655 for Prime Obligations Fund and $2,866,640 for Treasury Obligations Fund. These voluntary waivers can be modified or terminated at any time. For the year ended July 31, 2009, the Institutional Shares for the Funds did not incur a shareholder services fees.

Interfund Transactions

During the year ended July 31, 2009, the Prime Obligations Fund and Treasury Obligations Fund engaged in purchase and sale transactions and Government Obligations Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Government Obligations Fund	$ --	$ 149,999,844
Prime Obligations Fund	$ 8,000,000	$ 490,284,000
Treasury Obligations Fund	$2,350,392,674	$4,429,389,746

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Treasury Obligations Fund's Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.70% for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

7. CONCENTRATION OF RISK

A substantial part of Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Funds did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2009, 100.00%, 97.73% and 100.00% of dividends paid by the Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (collectively, the Funds), each a portfolio of Money Market Obligations Trust, as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been POF's Portfolio Manager since July 1991, PCOF's Portfolio Manager since November 1996, PMOF's Portfolio Manager since April 2003 and PVOF's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert
Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been MOF's and TFOF's Portfolio Manager since November 1996 and December 1989, respectively. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been GOF and TOF's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2009

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

28717 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Municipal Trust

Portfolios of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Capital Reserves Fund
Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,						Period Ended
	2009		2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.033		0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.010)		(0.033)		(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.05%		3.31%		4.48%	3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.03	% [3]	1.00	% [3]	1.00%	1.00%	1.00	% [4]
Net investment income	1.01%		3.21%		4.39%	3.47%	2.26	% [4]
Expense waiver/reimbursement [5]	0.32%		0.34%		0.33%	0.33%	0.35	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,574,594		$10,106,815		$9,311,899	$8,165,254	$7,429,461

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the year ended July 31, 2009 and the year ended July 31, 2008 are 1.03% and 1.00%, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,					Period Ended
	2009		2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.004)		(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.43%		2.84%	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	0.85	% [3]	1.00%	1.00%	1.00%	1.00	% [4]
Net investment income	0.41%		2.69%	4.33%	3.43%	2.23	% [4]
Expense waiver/reimbursement [5]	0.48%		0.30%	0.30%	0.30%	0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,545,150		$12,325,955	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2009 was 0.85% after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,							Period Ended
	2009		2008		2007		2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011		0.021		0.028		0.022	0.007
Net realized gain (loss) on investments	--		0.000	[2]	0.000	[2]	(0.000) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.021		0.028		0.022	0.007
Less Distributions:
Distributions from net investment income	(0.011)		(0.021)		(0.028)		(0.022)	(0.007)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.011)		(0.021)		(0.028)		(0.022)	(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.07%		2.09%		2.77%		2.20%	0.67%

Ratios to Average Net Assets:
Net expenses	1.03	% [4]	1.00	% [4]	1.00%		1.00%	1.00	% [5]
Net investment income	0.85%		1.99%		2.73%		2.17%	1.63	% [5]
Expense waiver/reimbursement [6]	0.35%		0.44%		0.40%		0.39%	0.51	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,178,029		$628,860		$446,174		$403,322	$442,515

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2009 and the year ended July 31, 2008 are 1.03% and 1.00%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,001.10	$5.06
Federated Government Reserves Fund	$1,000	$1,000.00	$3.27
Federated Municipal Trust	$1,000	$1,002.00	$5.11
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,019.74	$5.11
Federated Government Reserves Fund	$1,000	$1,021.52	$3.31
Federated Municipal Trust	$1,000	$1,019.69	$5.16

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.02%
Federated Government Reserves Fund	0.66%
Federated Municipal Trust	1.03%
	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [2]
Actual:
Federated Government Reserves Fund	$1,000	$1,000.00	$5.06
Hypothetical (assuming a 5% return before expenses):
Federated Government Reserves Fund	$1,000	$1,019.74	$5.11

2 Expenses are equal to Federated Government Reserves Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid using the fee stated above as if it had been in effect throughout the most recent one-half-year period).

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.6%
Variable Rate Demand Instruments	18.8%
Bank Instruments	34.7%
Repurchase Agreement	4.8%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.2	% [4]
8-30 Days	20.7%
31-90 Days	35.0%
91-180 Days	17.8%
181 Days or more	1.2%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 7.2% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.0%
		Finance - Automotive--1.7%
$75,000,000	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.012%, 7/15/2010	$75,000,000
19,654,144		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	19,654,144
5,088,501		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	5,088,501
10,276,013		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	10,276,013
15,010,377		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.318%, 5/17/2010	15,010,377
35,589,898	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	35,589,898
13,439,850		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	13,439,850
7,915,699		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	7,915,699
		TOTAL	181,974,482
		Finance - Equipment--0.3%
30,838,800	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	30,838,800
		TOTAL ASSET-BACKED SECURITIES	212,813,282
		CERTIFICATES OF DEPOSIT--34.7%
		Banking--34.7%
325,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.650% - 1.060%, 11/2/2009 - 12/9/2009	325,006,432
450,000,000		Bank of America N.A., 0.350% - 0.410%, 8/20/2009 - 10/13/2009	450,000,000
455,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.640%, 8/11/2009 - 11/20/2009	455,000,000
310,000,000		Barclays Bank plc, 0.600% - 0.800%, 9/23/2009 - 1/19/2010	310,000,000
210,000,000		Bayerische Landesbank, 0.690%, 9/15/2009	210,002,622
200,000,000		BNP Paribas SA, 0.330% - 1.030%, 10/20/2009 - 10/23/2009	200,000,000
100,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	100,000,000
350,000,000		Calyon, Paris, 0.360% - 0.420%, 8/26/2009 - 11/20/2009	350,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	50,000,000
100,000,000		Compass Bank, Birmingham, 0.700%, 12/2/2009	100,000,000
50,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	50,000,000
20,000,000		Natixis, 0.320%, 8/7/2009	20,000,000
325,000,000		Societe Generale, Paris, 0.500% - 1.020%, 10/22/2009 - 2/1/2010	325,000,000
200,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/13/2009	200,000,000
200,000,000		Sumitomo Mitsui Banking Corp., 0.450% - 0.500%, 8/21/2009 - 9/21/2009	200,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 1.450%, 8/19/2009	75,000,373
250,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 12/14/2009	250,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,670,009,427
		COLLATERALIZED LOAN AGREEMENTS--6.2%
		Banking--6.2%
150,000,000		Citigroup Global Markets, Inc., 0.690%, 8/3/2009	150,000,000
500,000,000		Deutsche Bank Securities, Inc., 0.45% - 0.64%, 8/3/2009 - 8/5/2009	500,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	650,000,000
Principal Amount			Value
		COMMERCIAL PAPER--32.1% [3]
		Aerospace/Auto--0.6%
$35,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.801% -1.352%, 8/5/2009 - 8/17/2009	$34,992,078
34,000,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 0.250% - 0.300%, 8/7/2009 - 8/28/2009	33,996,053
		TOTAL	68,988,131
		Banking--17.0%
175,000,000		ABN AMRO N.A. Finance, Inc., (Guaranteed by ABN AMRO Bank NV, Amsterdam), 0.290%, 8/20/2009	174,973,215
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.020%, 11/12/2009	99,709,597
230,000,000	[1,2]	Danske Corp., Inc., 0.380% - 0.400%, 8/13/2009 - 9/25/2009	229,885,944
205,000,000	[1,2]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 0.520% -0.590%, 8/5/2009 - 8/21/2009	204,963,350
533,400,000		Landesbank Baden-Wuerttemberg, 0.400% - 0.741%, 8/17/2009 - 10/14/2009	533,061,133
100,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.681%, 9/2/2009	99,939,556
125,000,000		Natixis, 0.320%, 8/7/2009	124,993,333
140,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.056% - 1.359%, 8/24/2009 - 10/21/2009	139,729,250
136,811,000	[1,2]	Surrey Funding Corporation, 0.400%, 9/8/2009 - 9/21/2009	136,745,074
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 0.531%, 8/3/2009	49,998,528
		TOTAL	1,793,998,980
		Chemicals--1.1%
120,000,000	[1,2]	BASF SE, 0.652% - 0.803%, 11/16/2009 - 12/15/2009	119,706,889
		Consumer Products--0.4%
37,670,000		Clorox Corp., 0.320% - 0.450%, 8/3/2009 - 8/19/2009	37,665,670
		Container/Packaging--0.1%
13,000,000		Bemis Co., Inc., 0.500%, 8/6/2009	12,999,097
		Diversified--0.5%
50,000,000	[1,2]	ITT Corp., 0.601% - 1.405%, 8/4/2009 - 10/26/2009	49,981,000
		Finance - Automotive--0.9%
100,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.253%, 8/14/2009	99,954,861
		Finance - Commercial--6.7%
60,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.350%, 10/5/2009	59,962,083
195,000,000		General Electric Capital Corp., 0.391%, 11/20/2009 - 12/1/2009	194,756,575
200,000,000		General Electric Capital Services, 0.652% - 0.753%, 11/10/2009 - 11/23/2009	199,584,896
256,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500% - 0.600%, 8/12/2009 - 8/21/2009	255,939,422
		TOTAL	710,242,976
		Finance - Retail--2.7%
115,000,000	[1,2]	Alpine Securitization Corp., 0.350% - 0.400%, 9/21/2009 - 10/2/2009	114,932,486
56,724,000	[1,2]	Enterprise Funding Co. LLC, 0.380%, 9/2/2009	56,704,840
110,400,000	[1,2]	Starbird Funding Corp., 0.400%, 9/3/2009	110,359,520
		TOTAL	281,996,846
		Food & Beverage--1.3%
32,000,000	[1,2]	General Mills, Inc., 0.300% - 0.400%, 8/12/2009 - 9/18/2009	31,983,817
105,500,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 0.470% - 1.204%, 8/3/2009 - 10/21/2009	105,440,525
		TOTAL	137,424,342
		Retail--0.4%
42,000,000	[1,2]	CVS Caremark Corp., 0.601% - 0.701%, 8/12/2009 - 9/2/2009	41,991,422
		Telecommunications--0.4%
43,200,000	[1,2]	Vodafone Group PLC, 0.802%, 9/3/2009 - 9/8/2009	43,165,187
		TOTAL COMMERCIAL PAPER	3,398,115,401
Principal Amount			Value
		corporate bonds--0.1%
		Finance - Commercial--0.1%
$5,725,000		General Electric Capital Corp., 7.375%, 1/19/2010	$5,817,613
		Retail--0.0%
2,000,000		Home Depot, Inc., 3.750%, 9/15/2009	2,006,786
		TOTAL CORPORATE BONDS	7,824,399
		GOVERNMENT AGENCIES--1.2%
		Government Agency--1.2%
125,000,000		Federal Home Loan Bank System, 0.720% - 0.850%, 3/11/2010 - 6/28/2010	124,994,056
		TOTAL GOVERNMENT AGENCIES	124,994,056
		NOTES - VARIABLE--18.8% [4]
		Banking--15.3%
50,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	50,001,121
12,000,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	12,000,000
460,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	460,000
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 3.500%, 8/6/2009	7,580,000
54,780,000		American Municipal Power-Ohio, Inc., Series 2008A, (Key Bank, N.A. LOC), 2.900%, 8/6/2009	54,780,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 0.745%, 10/9/2009	75,000,000
65,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.978%, 10/2/2009	65,000,000
50,000,000	[1,2]	Bank of Montreal, 0.804, 8/5/2009	50,000,000
154,000,000		Bank of Montreal, 0.930% - 1.286%, 8/14/2009 - 10/9/2009	154,000,000
100,000,000		Bank of Scotland, Edinburgh, 1.217%, 8/6/2009	100,000,000
37,000,000		Barclays Bank plc, 0.670%, 8/3/2009	37,000,000
7,340,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 3.750%, 8/6/2009	7,340,000
5,895,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 0.360%, 8/5/2009	5,895,000
2,300,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 0.360%, 8/5/2009	2,300,000
6,050,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 2.550%, 8/5/2009	6,050,000
3,515,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 0.650%, 8/6/2009	3,515,000
3,700,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,700,000
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Marshall & Ilsley Bank, Milwaukee LOC), 3.550%, 8/6/2009	16,545,000
2,285,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 4.500%, 8/6/2009	2,285,000
5,100,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,100,000
2,700,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,700,000
2,210,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 3.500%, 8/6/2009	2,210,000
5,000,000		Florida Christian College, Inc., Series 2006, (Fifth Third Bank, Cincinnati LOC), 2.790%, 8/6/2009	5,000,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 2.250%, 8/6/2009	900,000
23,240,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 3.100%, 8/6/2009	23,240,000
7,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 3.500%, 8/6/2009	7,145,000
2,965,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,965,000
5,400,000		H & P Holdings LLC, Series 2001, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,400,000
10,285,000		Harvest Bible Chapel, Series 2004, (Fifth Third Bank, Cincinnati LOC), 2.790%, 8/6/2009	10,285,000
7,815,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	7,815,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	10,600,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$24,300,000		Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	$24,300,000
6,440,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,440,000
25,000,000		Lloyds TSB Bank plc, London, 0.254%, 8/6/2009	25,000,000
4,560,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.700%, 8/6/2009	4,560,000
4,180,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 3.290%, 8/6/2009	4,180,000
12,735,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 3.030%, 8/6/2009	12,735,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	7,000,000
4,320,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	4,320,000
2,700,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 2.290%, 8/6/2009	2,700,000
7,215,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.950%, 8/6/2009	7,215,000
6,150,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,150,000
6,975,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,975,000
30,000,000		National Australia Bank Ltd., Melbourne, 0.788%, 10/6/2009	30,000,000
9,910,000		National Coney Island Financial LLC, Series 2005-A, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	9,910,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 2.370%, 8/5/2009	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 2.350%, 8/5/2009	65,000,000
50,000,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 0.470%, 8/5/2009	50,000,000
3,000,000		Newport, KY Industrial Building Revenue Bonds, Series 2008 A-5 South Beach #1, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	3,000,000
6,490,000		Newport, KY Industrial Building Revenue Bonds, Series 2008A-4, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	6,490,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	9,960,000
8,200,000		Ohio Venture Capital Fund LLC, Series E-2, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	8,200,000
3,505,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 3.500%, 8/6/2009	3,505,000
16,950,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.970%, 8/6/2009	16,950,000
3,435,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,435,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	150,000,000
4,330,550		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	4,330,550
7,500,000		Robinette Co., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,500,000
17,610,000		Rockwood Quarry, LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	17,610,000
20,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	20,002,517
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	10,420,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.011%, 8/25/2009	50,000,000
1,215,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 4.540%, 8/6/2009	1,215,000
3,135,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,135,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Key Bank, N.A. LOC), 2.900%, 8/6/2009	90,000,000
11,630,000		Valleydale Baptist Church, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	11,630,000
7,935,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,935,000
75,000,000		Wachovia Bank N.A., 0.998%, 8/4/2009	75,000,000
63,700,000		Wachovia Corp., 0.490%, 8/3/2009	63,695,404
5,870,000		World of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,870,000
3,530,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.340%, 8/6/2009	3,530,000
		TOTAL	1,613,284,592
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--1.2%
$100,766,000		General Electric Capital Corp., 0.320% - 1.016%, 8/3/2009 - 9/15/2009	$100,419,595
7,790,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	7,790,000
16,350,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.650%, 8/6/2009	16,350,000
4,570,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.750%, 8/6/2009	4,570,000
		TOTAL	129,129,595
		Healthcare--0.5%
50,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	50,000,000
		Insurance--1.1%
35,000,000		MetLife Insurance Co. of Connecticut, 0.976%, 9/1/2009	35,000,000
37,000,000		Monumental Life Insurance Co., 0.779%, 8/1/2009	37,000,000
50,000,000		Security Life of Denver Insurance Co., 2.956%, 8/11/2009	50,000,000
		TOTAL	122,000,000
		Oil & Oil Finance--0.7%
75,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 0.768%, 10/9/2009	75,000,000
		TOTAL NOTES - VARIABLE	1,989,414,187
		REPURCHASE AGREEMENT--4.8%
507,000,000		Interest in $2,860,000,000 joint repurchase agreement 0.210%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $507,008,873 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $2,917,251,051.	507,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	10,560,170,752
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	14,423,337
		TOTAL NET ASSETS--100%	$10,574,594,089

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $2,386,826,069, which represented 22.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $2,320,397,371, which represented 21.9% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1--Quoted Prices and Investments in Mutual Funds	Level 2--Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 212,813,282	$--	$ 212,813,282
Certificates of Deposit	--	3,670,009,427	--	3,670,009,427
Collateralized Loan Agreements	--	650,000,000	--	650,000,000
Commercial Paper	--	3,398,115,401	--	3,398,115,401
Corporate Bonds	--	7,824,399	--	7,824,399
Government Agencies	--	124,994,056	--	124,994,056
Notes - Variable	--	1,989,414,187	--	1,989,414,187
Repurchase Agreement	--	507,000,000	--	507,000,000
TOTAL SECURITIES	$--	$10,560,170,752	$--	$10,560,170,752

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agencies	52.2%
Repurchase Agreements	47.6%
U.S. Treasury	0.6%
Other Assets and Liabilities - Net [2]	(0.4)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.3%
8-30 Days	21.2%
31-90 Days	15.0%
91-180 Days	8.5%
181 Days or more	9.4%
Other Assets and Liabilities - Net [2]	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--52.2%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 0.212%, 8/8/2009	$50,000,000
576,488,000	[2]	Federal Home Loan Bank System Discount Notes, 0.220% - 3.200%, 8/10/2009 - 1/12/2010	575,560,507
1,914,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.194% - 2.814%, 8/3/2009 - 10/26/2009	1,913,811,599
699,535,000		Federal Home Loan Bank System Notes, 0.290% - 4.375%, 11/20/2009 - 8/4/2010	700,492,340
1,051,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 3/16/2010	1,050,060,527
724,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.215% - 0.816%, 8/3/2009 - 9/10/2009	723,938,969
133,500,000		Federal Home Loan Mortgage Corp. Notes, 3.125% - 7.000%, 2/4/2010 - 3/15/2010	137,786,464
710,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 9/25/2009 - 7/12/2010	708,890,304
401,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.400% - 0.883%, 8/3/2009 - 10/13/2009	401,423,506
276,798,000		Federal National Mortgage Association Notes, 0.280% - 7.250%, 9/15/2009 - 4/9/2010	280,902,045
		TOTAL U.S. GOVERNMENT AGENCIES	6,542,866,261
		U.S. TREASURY--0.6%
75,250,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	75,016,374
		TOTAL U.S. TREASURY	75,016,374
		REPURCHASE AGREEMENTS--47.6%
250,000,000	[3]	Repurchase agreement 0.200%, dated 7/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,044,444 on 8/25/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2038 and the market value of those underlying securities was $257,514,306.	250,000,000
2,353,000,000		Interest in $2,860,000,000 joint repurchase agreement 0.210%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,353,041,178 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $2,917,251,051.	2,353,000,000
500,000,000	[3]	Repurchase agreement 0.230%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,188,472 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2037 and the market value of those underlying securities was $515,088,838.	500,000,000
1,500,000,000		Repurchase agreement 0.210%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,500,026,250 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2039 and the market value of those underlying securities was $1,530,026,776.	1,500,000,000
1,000,000,000		Repurchase agreement 0.220%, dated 7/31/2009 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,000,018,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $1,020,003,445.	1,000,000,000
250,000,000	[3]	Repurchase agreement 0.210%, dated 7/20/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $250,045,208 on 8/20/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2038 and the market value of those underlying securities was $257,519,528.	250,000,000
125,000,000	[3]	Repurchase agreement 0.210%, dated 7/27/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $125,022,604 on 8/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2037 and the market value of those underlying securities was $128,754,507.	125,000,000
		TOTAL REPURCHASE AGREEMENTS	5,978,000,000
		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST) [4]	12,595,882,635
		OTHER ASSETS AND LIABILITIES--NET--(0.4)% [5]	(50,732,618)
		TOTAL NET ASSETS--100%	$12,545,150,017

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2--Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
U.S. Government Agencies	$--	$ 6,542,866,261	$--	$ 6,542,866,261
U.S. Treasury	--	75,016,374	--	75,016,374
Repurchase Agreements	--	5,978,000,000	--	5,978,000,000
TOTAL SECURITIES	$--	$12,595,882,635	$--	$12,595,882,635

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.2%
Municipal Notes	7.8%
Commercial Paper	2.9%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.9%
8-30 Days	1.1%
31-90 Days	2.3%
91-180 Days	2.6%
181 Days or more	5.0%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

July 31, 2009

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9% [1,2]
		Alabama--1.6%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	$5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.630%, 8/6/2009	600,000
3,500,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.530%, 8/6/2009	3,500,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	5,000,000
		TOTAL	19,100,000
		Arizona--1.7%
19,800,000		Yuma, AZ IDA - Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical (Center)/JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	19,800,000
		Arkansas--0.4%
5,200,000		Arkansas Development Finance Authority, (Series 2000F) Weekly VRDNs (Capri, LLC)/(Regions Bank, Alabama LOC), 1.750%, 8/6/2009	5,200,000
		California--4.1%
3,180,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.750%, 8/6/2009	3,180,000
20,000,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34A) Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.000%, 8/5/2009	20,000,000
25,000,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.750%, 8/5/2009	25,000,000
		TOTAL	48,180,000
		Colorado--1.7%
700,000		Colorado Agricultural Development Authority, (Series 2000) Weekly VRDNs (Rocky Mountain Milling LLC)/(Wachovia Bank N.A. LOC), 0.760%, 8/6/2009	700,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 0.760%, 8/6/2009	2,300,000
2,210,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.760%, 8/6/2009	2,210,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	15,000,000
		TOTAL	20,210,000
		Delaware--0.5%
5,515,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 2.150%, 8/6/2009	5,515,000
		District of Columbia--1.0%
2,545,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	2,545,000
9,475,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	9,475,000
		TOTAL	12,020,000
		Florida--5.2%
5,000,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009A) Daily VRDNs (Bank of America N.A. LOC), 0.350%, 8/3/2009	5,000,000
26,600,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.590%, 8/6/2009	26,600,000
19,800,000	[3,4]	Miami-Dade County, FL, ROCs (Series 12140) Daily VRDNs (FSA Inc. INS)/(Citigroup Financial Products, Inc. LIQ), 0.300%, 8/3/2009	19,800,000
9,200,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.600%, 8/3/2009	9,200,000
		TOTAL	60,600,000
		Georgia--7.1%
19,166,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.000% CP (Bayerische Landesbank (GTD), Calyon, Paris, Landesbank Baden-Wuerttemberg (GTD) and Wachovia Bank N.A. LOCs), Mandatory Tender 9/14/2009	19,166,000
15,000,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 2.150%, 8/6/2009	15,000,000
16,220,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	16,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$6,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	$6,375,000
2,000,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	2,000,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA Inc. INS)/(Dexia Credit Local LIQ), 0.700%, 8/5/2009	25,000,000
		TOTAL	83,761,000
		Idaho--1.2%
11,735,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 3.900%, 8/5/2009	11,735,000
2,000,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 0.760%, 8/6/2009	2,000,000
		TOTAL	13,735,000
		Illinois--3.8%
3,940,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	3,940,000
12,000,000	[3,4]	Chicago, IL Board of Education, (EAGLE-20090051-CL A) Weekly VRDNs (FSA Inc. INS)/(Citibank N.A., New York LIQ), 0.860%, 8/6/2009	12,000,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.910%, 8/6/2009	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/6/2009	4,485,000
9,200,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	9,200,000
4,200,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Genesis, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/7/2009	4,200,000
4,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	4,500,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/5/2009	3,000,000
		TOTAL	44,725,000
		Indiana--3.9%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.500%, 8/6/2009	7,250,000
3,045,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 1.410%, 8/6/2009	3,045,000
10,325,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-3) Weekly VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	10,325,000
7,000,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.340%, 8/3/2009	7,000,000
6,185,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	6,185,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 0.650%, 8/6/2009	3,400,000
540,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC), 3.610%, 8/6/2009	540,000
8,600,000		Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	8,600,000
		TOTAL	46,345,000
		Kansas--1.3%
1,468,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	1,468,000
2,005,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 1.080%, 8/5/2009	2,005,000
7,045,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-III), 1.000% BANs, 3/1/2010	7,047,186
4,800,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.000% BANs, 3/1/2010	4,801,488
		TOTAL	15,321,674
		Kentucky--1.1%
8,100,000		Louisville & Jefferson County, KY Metropolitan Government, St. Mary Academy (Series2008) Weekly VRDNs (Roman Catholic Bishop of Louisville)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	8,100,000
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 6.000%, 8/6/2009	215,000
4,320,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.750%, 8/6/2009	4,320,000
		TOTAL	12,635,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--0.4%
$4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/5/2009	$4,900,000
		Maine--1.3%
4,900,000		Maine State Housing Authority, (Series 2005 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.420%, 8/6/2009	4,900,000
10,000,000		Maine State Housing Authority, (Series 2008 I), 2.000% TOBs, Mandatory Tender 12/16/2009	10,000,000
		TOTAL	14,900,000
		Maryland--0.4%
4,195,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 1.500%, 8/3/2009	4,195,000
		Massachusetts--2.3%
15,750,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.400%, 8/3/2009	15,750,000
10,950,000		Massachusetts IFA, (Series 1992B), 1.250% CP (New England Power Co.), Mandatory Tender 8/14/2009	10,950,000
		TOTAL	26,700,000
		Michigan--0.3%
3,845,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.800%, 8/6/2009	3,845,000
		Minnesota--0.2%
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	2,800,000
		Mississippi--2.1%
3,070,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	3,070,000
1,490,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	1,490,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	900,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	6,075,000
1,130,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 1.080%, 8/5/2009	1,130,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	3,840,000
270,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.780%, 8/6/2009	270,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 2.250% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Optional Tender 12/1/2009	7,800,000
		TOTAL	24,575,000
		Missouri--0.2%
2,100,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 1.080%, 8/5/2009	2,100,000
		Montana--0.3%
3,800,000		Montana State Board Of Investments, (Series 1989) Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.440%, 8/5/2009	3,800,000
		Multi-State--7.0%
10,111,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	10,111,000
16,398,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	16,398,000
12,020,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-state AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	12,020,000
4,900,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.460%, 8/6/2009	4,900,000
9,928,000		FHLMC, (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLM GTD)/(FHLMC LIQ), 0.460%, 8/6/2009	9,928,000
9,960,000		FHLMC, (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.460%, 8/6/2009	9,960,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs, (Deutsche Bank AG LIQ), 0.500%, 08/6/2009	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs, (Deutsche Bank AG LIQ), 0.500%, 08/6/2009	10,000,000
		TOTAL	82,317,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--0.4%
$4,815,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.490%, 8/6/2009	$4,815,000
		Nevada--0.5%
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.500%, 8/6/2009	3,100,000
2,955,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 1.560%, 8/6/2009	2,955,000
		TOTAL	6,055,000
		New Hampshire--1.2%
10,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 1.400%, 8/3/2009	10,000,000
2,365,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.080%, 8/5/2009	2,365,000
1,810,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.080%, 8/5/2009	1,810,000
		TOTAL	14,175,000
		New Jersey--2.8%
4,000,000		Morristown, NJ, 2.000% TANs, 2/9/2010	4,008,232
3,000,000		Mountainside, NJ, 3.500% BANs, 11/6/2009	3,004,805
7,500,000		New Jersey EDA, (2008 Series X) Weekly VRDNs (New Jersey State)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	7,500,000
9,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.380%, 8/5/2009	9,800,000
2,700,000		Randolph, NJ, 2.000% BANs, 3/31/2010	2,709,703
2,300,000		Sea Isle City, NJ, 2.500% BANs, 12/10/2009	2,303,228
4,000,000		Wildwood Crest, NJ, 1.750% BANs, 11/6/2009	4,005,261
		TOTAL	33,331,229
		New Mexico--1.5%
3,750,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	3,750,000
14,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.410%, 8/5/2009	14,000,000
		TOTAL	17,750,000
		New York--9.1%
10,500,000		Broome County, NY, 2.250% BANs, 4/16/2010	10,547,426
1,455,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 8/6/2009	1,455,000
1,165,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.400%, 8/5/2009	1,165,000
13,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.000% BANs, 5/19/2010	13,617,315
1,735,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.610%, 8/6/2009	1,735,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 3.000%, 8/5/2009	1,700,000
1,105,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.350%, 8/6/2009	1,105,000
4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 2.950%, 8/6/2009	4,990,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.610%, 8/6/2009	1,700,000
15,200,000		New York State HFA, (Series 2000A) Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.450%, 8/5/2009	15,200,000
24,630,000	[3,4]	New York State Thruway Authority, (ROCs RR II R-12297) Weekly VRDNs (FSA Inc. INS)/(Citibank NA, New York LIQ), 0.850%, 8/6/2009	24,630,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.400%, 08/6/2009	2,300,000
2,000,000		Oswego, NY City School District, 4.000% BANs, 8/14/2009	2,000,523
3,375,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	3,375,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 0.700%, 8/6/2009	2,250,000
3,890,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 2.400%, 8/5/2009	3,890,000
15,140,500		Schenectady, NY City School District, (Series 2009A), 1.750% BANs, 7/9/2010	15,217,532
		TOTAL	106,877,796
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--0.4%
$4,200,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.350%, 8/3/2009	$4,200,000
		Ohio--5.0%
3,555,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	3,555,000
19,895,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 3.250%, 8/6/2009	19,895,000
2,500,000		Harrison, OH, 2.700% BANs, 12/10/2009	2,506,925
2,750,000		Louisville Ohio City School District, 3.200% BANs, 9/30/2009	2,753,101
30,000,000		Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	30,000,000
		TOTAL	58,710,026
		Oklahoma--0.2%
2,140,916	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	2,140,916
		Pennsylvania-- 4.0%
3,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 1.500%, 8/5/2009	3,100,000
43,735,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 1.720%, 8/5/2009	43,735,000
		TOTAL	46,835,000
		South Carolina--1.7%
13,500,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.050%, 8/6/2009	13,500,000
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.470%, 8/6/2009	7,000,000
		TOTAL	20,500,000
		South Dakota--0.7%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 8/6/2009	8,410,000
		Tennessee-- 6.6%
4,500,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/7/2009	4,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	3,500,000
8,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	8,500,000
23,535,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1999) Weekly VRDNs (Country Music Foundation, Inc.)/(SunTrust Bank LOC), 2.250%, 8/6/2009	23,535,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006A) Weekly VRDNs (Jackson Grove, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.450%, 8/6/2009	10,000,000
12,550,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.650%, 8/6/2009	12,550,000
3,400,000		Sevier County, TN Industrial Development Board, (Series 2005) Weekly VRDNs (Heritage Log Homes, Inc.)/(SunTrust Bank LOC), 2.250%, 8/6/2009	3,400,000
12,300,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008) Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	12,300,000
		TOTAL	78,285,000
		Texas--4.3%
3,000,000		Dallam County, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(Wachovia Bank N.A. LOC), 0.760%, 8/6/2009	3,000,000
7,470,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	7,470,000
25,000,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA Inc. INS)/(Bank of America N.A. LIQ), 0.570%, 8/5/2009	25,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.400%, 8/6/2009	15,000,000
		TOTAL	50,470,000
		Vermont--0.5%
6,440,000		Vermont HFA, (Series 24A) Weekly VRDNs (Vermont HFA SFM)/(FSA Inc. INS)/(TD Banknorth N.A. LIQ), 0.950%, 8/5/2009	6,440,000
		Virginia--2.6%
4,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.200% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2009	4,300,000
26,350,000		Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	26,350,000
		TOTAL	30,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--3.4%
$12,500,000	[3,4]	King County, WA Sewer System, (ROCs RR II R-12290) Weekly VRDNs (FSA Inc. INS)/(Citibank NA, New York LIQ), 0.560%, 8/6/2009	$12,500,000
3,825,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/5/2009	3,825,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.440%, 8/6/2009	3,590,000
4,825,000		Washington State Housing Finance Commission: MFH, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 0.440%, 8/6/2009	4,825,000
2,575,000		Washington State Housing Finance Commission: MFH, (Series 1996A: Pacific Inn Apartments) Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 0.680%, 8/6/2009	2,575,000
12,200,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.420%, 8/6/2009	12,200,000
		TOTAL	39,515,000
		West Virginia--0.3%
4,000,000		West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.760%, 8/6/2009	4,000,000
		Wisconsin--4.8%
20,000,000		Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 8/6/2009	20,000,000
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(ABN AMRO Bank NV, Amsterdam LOC), 1.410%, 8/6/2009	7,710,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.660%, 8/6/2009	1,000,000
19,040,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.500%, 8/5/2009	19,040,000
8,630,000		Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/5/2009	8,630,000
		TOTAL	56,380,000
		Wyoming--0.8%
10,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.420%, 8/6/2009	10,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	1,176,819,641
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	1,209,055
		TOTAL NET ASSETS--100%	$1,178,028,696

Securities that are subject to the federal alternative minimum tax (AMT) represent 55.0% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2009 the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.2%	1.8%

2 Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933: or (b) is subject to contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $180,737,916, which represented 15.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2009, these restricted securities amounted to $180,737,916, which represented 15.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1--Quoted Prices and Investments in Mutual Funds	Level 2--Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$--	$1,176,819,641	$--	$1,176,819,641
TOTAL SECURITIES	$--	$1,176,819,641	$--	$1,176,819,641

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bond
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Federated Capital Reserves Fund
Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$10,560,170,752
Cash		8,894,183
Income receivable		11,628,458
Prepaid temporary guarantee program insurance (Note 2)		500,462
TOTAL ASSETS		10,581,193,855
Liabilities:
Payable for distribution services fee (Note 5)	$4,085,920
Payable for shareholder services fee (Note 5)	1,119,566
Payable for transfer and dividend disbursing agent fees and expenses	921,007
Payable for share registration costs	139,124
Accrued expenses	334,149
TOTAL LIABILITIES	6,599,766
Net assets for 10,574,588,541 shares outstanding		$10,574,594,089
Net Assets Consist of:
Paid-in capital		$10,574,575,985
Undistributed net investment income		18,104
TOTAL NET ASSETS		$10,574,594,089
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$10,574,594,089 ÷ 10,574,588,541 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in securities	$6,617,882,635
Investments in repurchase agreements	5,978,000,000
Total investments in securities, at amortized cost and value		$12,595,882,635
Cash		302,365
Income receivable		11,622,768
Prepaid temporary guarantee program insurance (Note 2)		668,700
TOTAL ASSETS		12,608,476,468
Liabilities:
Payable for investments purchased	60,959,000
Payable for distribution services fee (Note 5)	949,423
Accrued expenses	1,418,028
TOTAL LIABILITIES		63,326,451
Net assets for 12,545,151,179 shares outstanding		$12,545,150,017
Net Assets Consist of:
Paid-in capital		$12,545,150,017
TOTAL NET ASSETS		$12,545,150,017
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$12,545,150,017 ÷ 12,545,151,179 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$1,176,819,641
Cash		66,273
Income receivable		2,004,632
Prepaid temporary guarantee program insurance (Note 2)		31,616
TOTAL ASSETS		1,178,922,162
Liabilities:
Payable for distribution services fee (Note 5)	$450,885
Payable for shareholder service fee (Note 5)	241,793
Payable for transfer and dividend disbursing agent fees and expenses	101,441
Payable for portfolio accounting fees	41,902
Payable for share registration costs	33,010
Accrued expenses	24,435
TOTAL LIABILITIES		893,466
Net assets for 1,178,031,636 shares outstanding		$1,178,028,696
Net Assets Consist of:
Paid-in capital		$1,178,028,696
TOTAL NET ASSETS		$1,178,028,696
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$1,178,028,696 ÷ 1,178,031,636 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Federated Capital Reserves Fund
Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$207,128,413
Expenses:
Investment adviser fee (Note 5)		$30,520,888
Administrative personnel and services fee (Note 5)		7,912,291
Custodian fees		275,964
Transfer and dividend disbursing agent fees and expenses		10,209,788
Directors'/Trustees' fees		80,723
Auditing fees		22,600
Legal fees		6,800
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		55,954,961
Shareholder services fee (Note 5)		25,434,073
Share registration costs		2,217,975
Printing and postage		1,009,342
Insurance premiums		27,013
Miscellaneous		3,380,725
TOTAL EXPENSES		137,228,143
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(20,960,149)
Waiver of administrative personnel and services fee (Note 5)	(170,159)
Waiver of distribution services fee (Note 5)	(10,171,556)
Waiver of shareholder services fee (Note 5)	(1,089,026)
Reduction of custodian fees (Note 6)	(3,313)
TOTAL WAIVERS AND REDUCTION		(32,394,203)
Net expenses			104,833,940
Net investment income			$102,294,473

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$177,927,652
Expenses:
Investment adviser fee (Note 5)		$42,422,055
Administrative personnel and services fee (Note 5)		10,998,273
Custodian fees		374,403
Transfer and dividend disbursing agent fees and expenses		14,182,178
Directors'/Trustees' fees		97,849
Auditing fees		22,600
Legal fees		7,105
Portfolio accounting fees		174,999
Distribution services fee (Note 5)		77,773,762
Shareholder services fee (Note 5)		35,351,710
Share registration costs		469,563
Printing and postage		1,563,696
Insurance premiums		33,328
Miscellaneous		4,492,002
TOTAL EXPENSES		187,963,523
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(26,388,482)
Waiver of administrative personnel and services fee (Note 5)	(237,212)
Waiver of distribution services fee (Note 5)	(26,023,070)
Waiver of shareholder services fee (Note 5)	(15,595,632)
Reduction of custodian fees (Note 6)	(2,837)
TOTAL WAIVERS AND REDUCTION		(68,247,233)
Net expenses			119,716,290
Net investment income			$58,211,362

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$18,009,115
Expenses:
Investment adviser fee (Note 5)		$2,868,928
Administrative personnel and services fee (Note 5)		743,108
Custodian fees		38,834
Transfer and dividend disbursing agent fees and expenses		971,421
Directors'/Trustees' fees		5,015
Auditing fees		20,500
Legal fees		11,784
Portfolio accounting fees		147,702
Distribution services fee (Note 5)		5,259,701
Shareholder services fee (Note 5)		2,390,774
Share registration costs		468,733
Printing and postage		57,816
Insurance premiums		5,796
Miscellaneous		213,420
TOTAL EXPENSES		13,203,532
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(2,359,145)
Waiver of administrative personnel and services fee (Note 5)	(15,356)
Waiver of distribution services fee (Note 5)	(956,309)
Reduction of custodian fees (Note 6)	(2,937)
TOTAL WAIVERS AND REDUCTION		(3,333,747)
Net expenses			9,869,785
Net investment income			$8,139,330

See Notes which are an integral part of the Financial Statements

Federated Capital Reserves Fund
Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$102,294,473	$312,206,999
Distributions to Shareholders:
Distributions from net investment income	(102,276,369)	(312,289,112)
Share Transactions:
Proceeds from sale of shares	4,419,219,105	4,992,586,836
Net asset value of shares issued to shareholders in payment of distributions declared	100,215,341	308,708,514
Cost of shares redeemed	(4,051,673,510)	(4,506,297,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	467,760,936	794,997,892
Change in net assets	467,779,040	794,915,779
Net Assets:
Beginning of period	10,106,815,049	9,311,899,270
End of period (including undistributed net investment income of $18,104 and $0, respectively)	$10,574,594,089	$10,106,815,049

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,211,362	$292,894,889
Distributions to Shareholders:
Distributions from net investment income	(58,211,362)	(292,973,657)
Share Transactions:
Proceeds from sale of shares	6,327,555,699	7,253,711,462
Net asset value of shares issued to shareholders in payment of distributions declared	56,633,890	290,610,175
Cost of shares redeemed	(6,164,994,936)	(4,513,528,827)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	219,194,653	3,030,792,810
Change in net assets	219,194,653	3,030,714,042
Net Assets:
Beginning of period	12,325,955,364	9,295,241,322
End of period	$12,545,150,017	$12,325,955,364

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,139,330	$10,353,980
Net realized gain on investments	--	35,421
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,139,330	10,389,401
Distributions to Shareholders:
Distributions from net investment income	(8,143,227)	(10,356,036)
Distributions from net realized gain on investments	(35,233)	(4,698)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,178,460)	(10,360,734)
Share Transactions:
Proceeds from sale of shares	1,333,423,891	802,999,560
Net asset value of shares issued to shareholders in payment of distributions declared	7,883,425	10,301,134
Cost of shares redeemed	(792,099,369)	(630,643,559)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	549,207,947	182,657,135
Change in net assets	549,168,817	182,685,802
Net Assets:
Beginning of period	628,859,879	446,174,077
End of period (including undistributed net investment income of $0 and $3,897, respectively)	$1,178,028,696	$628,859,879

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Interest income from the investments of Federated Municipal Trust may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by each Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Funds participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Funds' Statement of Operations.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Federated Capital Reserves Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$35,589,898	$35,589,898
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$30,838,800	$30,838,800

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended July 31,
Federated Capital Reserves Fund	2009	2008
Shares sold	4,419,219,105	4,992,586,836
Shares issued to shareholders in payment of distributions declared	100,215,341	308,708,514
Shares redeemed	(4,051,673,510)	(4,506,297,458)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	467,760,936	794,997,892

	Year Ended July 31,
Federated Government Reserves Fund	2009	2008
Shares sold	6,327,555,699	7,253,711,462
Shares issued to shareholders in payment of distributions declared	56,633,890	290,610,175
Shares redeemed	(6,164,994,936)	(4,513,528,827)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	219,194,653	3,030,792,810

	Year Ended July 31,
Federated Municipal Trust	2009	2008
Shares sold	1,333,423,891	802,999,560
Shares issued to shareholders in payment of distributions declared	7,883,425	10,301,134
Shares redeemed	(792,099,369)	(630,643,559)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	549,207,947	182,657,135

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for income distributions.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Federated Municipal Fund	$(2,940)	$--	$2,940

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and July 31, 2008, was as follows:

	Tax Exempt Income		Ordinary Income		Long-Term Capital Gains
Fund	2009	2008	2009	2008	2009	2008
Federated Capital Reserves Fund	$ --	$ --	$102,276,369	$312,289,112	$ --	$ --
Federated Government Reserves Fund	$ --	$ --	$ 58,211,362	$292,973,537	$ --	$ 120
Federated Municipal Trust	$ 8,143,227	$10,356,036	$ 4,480	$ 3,856	$30,753	$842

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed (Distributions in Excess of) Ordinary Income	Undistributed Long-Term Capital Gains
Federated Capital Reserves Fund	$--	$18,104	$--

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.30% of each Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 20,960,149
Federated Government Reserves Fund	$ 26,388,482
Federated Municipal Trust	$ 2,359,145

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund. For the year ended July 31, 2009, FAS waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$170,159
Federated Government Reserves Fund	$ 237,212
Federated Municipal Trust	$ 15,356

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$10,171,556
Federated Government Reserves Fund	$26,023,070
Federated Municipal Trust	$ 956,309

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC retained fees paid by the Funds as follows:

Fund	Amount Retained
Federated Capital Reserves Fund	$ 51,266
Federated Government Reserves Fund	$171,652

Shareholder Services Fee

Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Funds. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $1,089,026 and $15,595,632 of Service Fees for Federated Capital Reserves Fund and Federated Government Reserves Fund, respectively. This voluntary waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2009, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Federated Capital Reserves Fund	$1,942,464,550	$1,530,000,000
Federated Government Reserves Fund	$1,150,140,070	$ --
Federated Municipal Trust	$ 975,590,000	$1,522,760,000
Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights, but excluding expenses related to the Temporary Guarantee Program and other extraordinary expenses) paid by the Federated Government Reserves Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

6. EXPENSE REDUCTION

Through arrangements with the Funds' custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the year ended July 31, 2009, the Funds' expenses were reduced under these arrangements as follows:

Fund	Net Credits
Federated Capital Reserves Fund	$3,313
Federated Government Reserves Fund	$2,837
Federated Municipal Trust	$2,937

7. CONCENTRATION OF RISK

A substantial portion of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Funds by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Funds did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2009, 100% of the distributions from net investment income of Federated Municipal Trust is exempt from federal income tax, other than the federal AMT.

For the fiscal year ended July 31, 2009, the amount of long-term capital gains designated by Federated Municipal Trust was $30,753.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND, FEDERATED GOVERNMENT RESERVES FUND AND FEDERATED MUNICIPAL TRUST:

We have audited the accompanying statements of assets and liabilities of Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust (the "Funds") (three of the portfolios constituting Money Market Obligations Trust), including the portfolios of investments, as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust, three portfolios of Money Market Obligations Trust, at July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been Federated Capital Reserve Fund's Portfolio Manager since December 2004. Ms. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been Federated Government Reserve Fund's Portfolio Manager since inception. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been Federated Capital Reserve Fund's Portfolio Manager since December 2004. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

33542 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Service Shares
Cash II Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.036	0.047	0.038	0.018
Less Distributions:
Distributions from net investment income	(0.013)	(0.036)	(0.047)	(0.038)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.31%	3.68%	4.84%	3.88%	1.80%

Ratios to Average Net Assets:
Net expenses	0.69%	0.65%	0.65%	0.64%	0.64%
Net investment income	1.32%	3.53%	4.73%	3.85%	1.77%
Expense waiver/reimbursement [2]	0.29%	0.29%	0.29%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,993,321	$3,593,373	$2,777,935	$2,096,218	$1,683,914

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.035	0.046	0.036	0.016
Less Distributions:
Distributions from net investment income	(0.011)	(0.035)	(0.046)	(0.036)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.15%	3.51%	4.67%	3.71%	1.63%

Ratios to Average Net Assets:
Net expenses	0.85%	0.81%	0.81%	0.81%	0.81%
Net investment income	1.13%	3.31%	4.57%	3.51%	1.60%
Expense waiver/reimbursement [2]	0.39%	0.37%	0.34%	0.37%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$528,757	$535,330	$329,066	$441,444	$688,969

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2009	2008	7/31/2007	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.031	0.036
Less Distributions:
Distributions from net investment income	(0.009)	(0.031)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	0.86%	3.16%	3.61%

Ratios to Average Net Assets:
Net expenses	1.11%	1.15%	1.15	% [3]
Net investment income	0.59%	2.53%	4.23	% [3]
Expense waiver/reimbursement [4]	0.31%	0.22%	0.23	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,652	$19,167	$1,384

1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,002.40	$3.43
Cash II Shares	$1,000	$1,001.70	$4.22
Class K Shares	$1,000	$1,000.50	$5.26
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.37	$3.46
Cash II Shares	$1,000	$1,020.58	$4.26
Class K Shares	$1,000	$1,019.54	$5.31

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.69%
Cash II Shares	0.85%
Class K Shares	1.06%

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	46.2%
Bank Instruments	31.2%
Variable Rate Demand Instruments	18.2%
Repurchase Agreement	4.4%
Other Assets and Liabilities - Net [2]	(0.0	)% [3]
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.0	% [5]
8-30 Days	15.8%
31-90 Days	44.2%
91-180 Days	14.4%
181 Days or more	0.6%
Other Assets and Liabilities - Net [2]	(0.0	)% [3]
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised of 9.0% of the Fund's portfolio.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.7%
$25,000,000		AmeriCredit Automobile Receivables Trust 2009-1, Class A1, 0.837%, 7/15/2010	$25,000,000
8,082,476		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	8,082,476
7,088,380		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	7,088,380
1,696,167		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	1,696,167
7,505,189		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.317%, 5/17/2010	7,505,189
163,671		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	163,671
6,816,945		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	6,816,945
5,467,336		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	5,467,336
		TOTAL	61,820,164
		Finance - Equipment--0.2%
2,497,954		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	2,497,954
4,123,496		John Deere Owner Trust 2009-A, Class A1, 1.131%, 7/2/2010	4,123,496
		TOTAL	6,621,450
		TOTAL ASSET-BACKED SECURITIES	68,441,614
		CERTIFICATES OF DEPOSIT--29.7%
		Finance - Banking--29.7%
100,000,000		BNP Paribas SA, 1.030% - 1.380%, 9/8/2009 - 10/20/2009	100,000,000
105,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.650% - 0.700%, 12/2/2009 - 12/9/2009	105,001,336
125,000,000		Bank of America N.A., 0.400% - 0.410%, 8/20/2009 - 9/16/2009	125,000,000
50,000,000		Bank of Scotland, Edinburgh, 1.325%, 8/14/2009	50,018,509
90,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.600%, 8/17/2009 - 10/15/2009	90,000,000
70,000,000		Barclays Bank PLC, 0.600% - 0.800%, 9/11/2009 - 1/19/2010	70,000,000
100,000,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	100,000,000
95,000,000		Calyon, Paris, 0.360% - 0.420%, 8/26/2009 - 10/13/2009	95,000,000
50,000,000		Compass Bank, Birmingham, 0.680%, 11/25/2009	50,000,803
25,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	25,000,000
75,000,000		Mizuho Corporate Bank Ltd., 0.370%, 10/20/2009	75,000,000
65,000,000		Societe Generale, Paris, 0.500% - 0.650%, 11/23/2009 - 2/1/2010	65,000,000
70,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/13/2009	70,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	25,000,124
20,000,000		Toronto Dominion Bank, 1.170%, 8/31/2009	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,065,020,772
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--9.7%
		Finance - Banking--9.7%
$75,000,000		Citigroup Global Markets, Inc., 0.690%, 8/3/2009	$75,000,000
165,000,000		Deutsche Bank Securities, Inc., 0.450% - 0.690%, 8/3/2009 - 8/5/2009	165,000,000
107,000,000		Greenwich Capital Markets, Inc., 0.690% - 0.740%, 8/3/2009	107,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	347,000,000
		COMMERCIAL PAPER--31.3% [1]
		Finance - Automotive--1.0%
35,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.250%, 8/14/2009	34,984,201
		Finance - Banking--14.9%
50,000,000	[2,3]	Banco Bilbao Vizcaya Argentaria SA, 1.015%, 11/12/2009	49,854,799
150,000,000	[2,3]	Danske Corp., Inc., 0.270% - 0.390%, 9/18/2009 - 9/28/2009	149,926,133
8,000,000	[2,3]	Gotham Funding Corp., 0.500%, 8/3/2009	7,999,778
30,000,000		Landesbank Baden-Wuerttemberg, 0.740%, 8/5/2009	29,997,533
102,000,000	[2,3]	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/1/2009 - 9/8/2009	101,936,046
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	9,984,672
90,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.025% - 1.359%, 8/24/2009 - 10/21/2009	89,841,225
95,351,000	[2,3]	Surrey Funding Corporation, 0.400% - 0.450%, 9/16/2009 - 9/21/2009	95,298,836
		TOTAL	534,839,022
		Finance - Commercial--3.1%
10,074,000	[2,3]	Fairway Finance Co. LLC, 0.280%, 10/19/2009	10,067,810
102,000,000		General Electric Capital Corp., 0.390% - 0.650%, 11/20/2009 - 12/1/2009	101,839,472
		TOTAL	111,907,282
		Finance - Retail--12.3%
90,000,000	[2,3]	Alpine Securitization Corp., 0.380% - 0.400%, 9/21/2009 - 9/23/2009	89,949,361
85,000,000	[2,3]	Enterprise Funding Co. LLC, 0.330% - 0.800%, 8/5/2009 - 10/19/2009	84,954,681
40,000,000	[2,3]	Salisbury Receivables Company LLC, 0.500%, 8/6/2009	39,997,222
100,000,000	[2,3]	Starbird Funding Corp., 0.350% - 0.550%, 8/6/2009 - 9/10/2009	99,979,743
125,710,000	[2,3]	Yorktown Capital LLC, 0.330% - 0.400%, 8/18/2009 - 10/14/2009	125,642,663
		TOTAL	440,523,670
		TOTAL COMMERCIAL PAPER	1,122,254,175
		CORPORATE BOND--0.3%
		Finance - Commercial--0.3%
11,311,000		General Electric Capital Corp., 4.625% - 7.375%, 9/15/2009 - 1/19/2010	11,422,374
Principal Amount			Value
		CORPORATE NOTE--0.2%
		Finance - Commercial--0.2%
$5,982,000		General Electric Capital Corp., 4.125%, 9/1/2009	$5,989,549
		GOVERNMENT AGENCY--1.4%
		Government Agency--1.4%
52,000,000		Federal Home Loan Bank System, 0.720% - 0.850%, 1/27/2010 - 3/11/2010	51,997,860
		LOAN PARTICIPATION--1.4%
		Chemical--1.4%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 8/27/2009	50,000,000
		NOTES - VARIABLE--18.2% [4]
		Electrical Equipment--0.4%
13,500,155		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.920%, 8/3/2009	13,500,155
		Finance - Banking--12.1%
25,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	25,000,561
20,000,000		Australia & New Zealand Banking Group, Melbourne, 0.890%, 9/10/2009	20,000,000
14,000,000	[2,3]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	14,000,000
25,000,000	[2,3]	Bank of Montreal, 0.804%, 8/5/2009	25,000,000
60,000,000		Bank of Montreal, 1.033%% - 1.286%, 8/14/2009 - 9/18/2009	60,000,000
4,350,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.600%, 8/5/2009	4,350,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank, N.A. LOC), 0.850%, 8/6/2009	8,235,000
437,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	437,000
1,309,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	1,309,000
15,000,000		Credit Agricole S.A., 0.859%, 9/22/2009	15,000,000
4,875,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.500%, 8/5/2009	4,875,000
4,125,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.550%, 8/5/2009	4,125,000
4,405,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	4,405,000
13,000,000	[2,3]	ING Bank N.V., 0.854%, 9/28/2009	13,000,000
5,000,000	[2,3]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	5,000,000
40,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	40,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$6,000,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.470%, 8/5/2009	$6,000,000
13,015,000		Ogden City Redevelopment Agency, (Series 2005 C-1), (Bank of New York Mellon Corp. LOC), 0.600%, 8/4/2009	13,015,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.500%, 8/6/2009	3,000,000
50,000,000	[2,3]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	50,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 1.135%, 8/20/2009	30,000,000
43,747,000		Wachovia Bank N.A., 0.330% - 0.998%, 8/3/2009 - 8/4/2009	43,746,920
32,500,000		Wachovia Corp., 0.490%, 8/3/2009	32,472,486
12,900,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.370%, 8/6/2009	12,900,000
		TOTAL	435,870,967
		Finance - Commercial--1.7%
61,400,000		General Electric Capital Corp., 0.342% - 0.774%, 8/10/2009 - 9/14/2009	61,196,408
		Government Agency--0.4%
180,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 1.250%, 8/6/2009	180,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 8/6/2009	10,000,000
3,005,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.290%, 8/6/2009	3,005,000
		TOTAL	13,185,000
		Health Care--0.6%
20,000,000	[2,3]	Roche Holding AG, 1.661%, 8/25/2009	20,000,000
		Insurance--2.2%
10,000,000		ING USA Annuity and Life Insurance Co., 1.200%, 9/14/2009	10,000,000
70,000,000		Monumental Life Insurance Co., 0.779% - 1.088%, 8/1/2009 - 9/1/2009	70,000,000
		TOTAL	80,000,000
		Oil & Oil Finance--0.8%
30,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	30,000,000
		TOTAL NOTES - VARIABLE	653,752,530
		TIME DEPOSIT--1.5%
		Finance - Banking--1.5%
55,000,000		Toronto Dominion Bank, 0.190%, 8/3/2009	55,000,000
Principal Amount			Value
		REPURCHASE AGREEMENT--4.4%
$157,051,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and market value of those underlying securities was $5,100,085,072.	$157,051,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [5]	3,587,929,874
		OTHER ASSETS AND LIABILITIES- NET--(0.0)% [6]	(1,199,563)
		TOTAL NET ASSETS-100%	$3,586,730,311

1 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $982,607,072, which represented 27.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $982,607,072, which represented 27.4% of total net assets.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1- Quoted Prices and Investments in Mutual Funds	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 68,441,614	$--	$ 68,441,614
Certificates of Deposit	--	1,065,020,772	--	1,065,020,772
Collateralized Loan Agreements	--	347,000,000	--	347,000,000
Commercial Paper	--	1,122,254,175	--	1,122,254,175
Corporate Bond	--	11,422,374	--	11,422,374
Corporate Note	--	5,989,549	--	5,989,549
Government Agency	--	51,997,860	--	51,997,860
Loan Participation	--	50,000,000	--	50,000,000
Notes - Variable	--	653,752,530	--	653,752,530
Time Deposit	--	55,000,000	--	55,000,000
Repurchase Agreement	--	157,051,000	--	157,051,000
TOTAL SECURITIES	$--	$3,587,929,874	$--	$3,587,929,874

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$3,587,929,874
Cash		103,848
Income receivable		3,405,966
Receivable for shares sold		2,776,965
Prepaid temporary guarantee program insurance (Note 2)		205,178
TOTAL ASSETS		3,594,421,831
Liabilities:
Payable for shares redeemed	$6,367,132
Income distribution payable	7,424
Payable for transfer and dividend disbursing agent fees and expenses	411,608
Payable for Directors'/Trustees' fees	4,351
Payable for distribution services fee (Note 5)	75,486
Payable for shareholder services fee (Note 5)	713,850
Accrued expenses	111,669
TOTAL LIABILITIES		7,691,520
Net assets for 3,586,722,639 shares outstanding		$3,586,730,311
Net Assets Consist of:
Paid-in capital		$3,586,733,515
Distributions in excess of net investment income		(3,204)
TOTAL NET ASSETS		$3,586,730,311
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,993,321,432 ÷ 2,993,267,087 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$528,757,238 ÷ 528,801,913 shares outstanding, no par value, unlimited shares authorized		$1.00
Class K Shares:
$64,651,641 ÷ 64,653,639 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$75,942,525
Expenses:
Investment adviser fee (Note 5)		$18,920,553
Administrative personnel and services fee (Note 5)		2,943,703
Custodian fees		146,652
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		2,942,254
Transfer and dividend disbursing agent fees and expenses--Cash II Shares		493,384
Transfer and dividend disbursing agent fees and expenses--Class K Shares		117,752
Directors'/Trustees' fees		32,814
Auditing fees		20,200
Legal fees		6,580
Portfolio accounting fees		209,144
Distribution services fee--Cash II Shares (Note 5)		1,303,334
Distribution services fee--Class K Shares (Note 5)		214,150
Shareholder services fee--Institutional Service Shares (Note 5)		7,759,670
Shareholder services fee--Cash II Shares (Note 5)		1,187,694
Account administration fee--Institutional Service Shares		259,092
Account administration fee--Cash II Shares		114,273
Share registration costs		143,250
Printing and postage		198,902
Insurance premiums		13,701
Miscellaneous		1,389,588
TOTAL EXPENSES		38,416,690
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(8,142,605)
Waiver of administrative personnel and services fee	(63,995)
Waiver of distribution services fee--Cash II Shares	(466,522)
Waiver of shareholder services fee--Cash II Shares	(27,637)
Reimbursement of distribution services fee--Class K Shares	(38,171)
Reimbursement of shareholder services fee--Cash II Shares	(10,758)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(2,157,161)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Cash II Shares	(365,550)
TOTAL WAIVERS AND REIMBURSEMENTS		(11,272,399)
Net expenses			27,144,291
Net investment income			$48,798,234

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$48,798,234	$133,610,522
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(42,633,854)	(117,996,286)
Cash II Shares	(5,899,020)	(15,420,000)
Class K Shares	(253,375)	(203,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,786,249)	(133,619,665)
Share Transactions:
Proceeds from sale of shares	8,773,842,252	10,062,385,683
Net asset value of shares issued to shareholders in payment of distributions declared	46,744,182	128,717,402
Cost of shares redeemed	(9,381,738,363)	(9,151,608,602)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(561,151,929)	1,039,494,483
Change in net assets	(561,139,944)	1,039,485,340
Net Assets:
Beginning of period	4,147,870,255	3,108,384,915
End of period (including distributions in excess of net investment income of $(3,204) and $(15,189), respectively)	$3,586,730,311	$4,147,870,255

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Service Shares, Cash II Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,258,715,820	$7,258,715,820	8,495,829,708	$8,495,829,708
Shares issued to shareholders in payment of distributions declared	40,963,031	40,963,031	113,518,050	113,518,050
Shares redeemed	(7,899,751,646)	(7,899,751,646)	(7,793,894,295)	(7,793,894,295)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(600,072,795)	$(600,072,795)	815,453,463	$815,453,463

Year Ended July 31	2009		2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,403,649,407	$1,403,649,407	1,518,910,584	$1,518,910,584
Shares issued to shareholders in payment of distributions declared	5,528,023	5,528,023	14,996,874	14,996,874
Shares redeemed	(1,415,740,916)	(1,415,740,916)	(1,327,651,580)	(1,327,651,580)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(6,563,486)	$(6,563,486)	206,255,878	$206,255,878

Year Ended July 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	111,477,025	$111,477,025	47,645,391	$47,645,391
Shares issued to shareholders in payment of distributions declared	253,128	253,128	202,478	202,478
Shares redeemed	(66,245,801)	(66,245,801)	(30,062,727)	(30,062,727)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	45,484,352	$45,484,352	17,785,142	$17,785,142
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(561,151,929)	$(561,151,929)	1,039,494,483	$1,039,494,483

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$48,786,249	$133,619,665

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(3,204)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $8,142,605 of its fee. In addition, an affiliate of the Adviser voluntarily reimbursed $2,522,711 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $63,995 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily waived $466,522 and reimbursed $38,171 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC retained $18,223 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $192,894 of Service Fees for the year ended July 31, 2009. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $10,758 of shareholder services fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $27,637 of Service Fees. This voluntary waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $75,325,000 and $146,822,000, respectively.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Automated Cash Management Trust was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 4,254,183,898 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. The matter was approved by shareholders.

AGENDA ITEM

To approve or disapprove amending the Fund's fundamental limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
1,903,099,283	120,596,324	113,435,257

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2009

AUTOMATED CASH MANAGEMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864
Cusip 608919783

25698 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.027	0.047	0.037	0.017
Net realized gain on investments	0.000 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.027	0.047	0.037	0.017

Less Distributions:
Distributions from net investment income	(0.002)	(0.027)	(0.047)	(0.037)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.002)	(0.027)	(0.047)	(0.037)	(0.017)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.24%	2.71%	4.76%	3.78%	1.72%

Ratios to Average Net Assets:

Net expenses	0.46%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.23%	2.60%	4.65%	3.62%	1.68%

Expense waiver/reimbursement[3]	0.48%	0.30%	0.30%	0.28%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$477,651	$612,043	$473,789	$530,728	$800,984

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual	$1,000	$1,000.00	$1.83

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.96	$1.86

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[2]

Actual	$1,000	$1,000.00	$2.93

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$2.96

2 Expenses are equal to the Fund’s current annualized net expense ratio of 0.59% (as reflected in the Fund’s Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid using the fee stated above as if it had been in effect throughout the most recent one-half year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets

Repurchase Agreements	64.5%

U.S. Treasury Securities	35.3%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

At July 31, 2009, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	56.0%

8-30 Days	12.8%

31-90 Days	7.1%

91-180 Days	9.6%

181 Days or more	14.3%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value

		REPURCHASE AGREEMENTS--64.5%
$16,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.22%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,293,944 on 8/28/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $943,655,761.	$16,000,000
22,919,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	22,919,000
48,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	48,000,000
24,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $1,020,017,037.	24,000,000
48,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,082,639 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,034,858.	48,000,000
24,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,054,444 on 8/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $2,040,047,674.	24,000,000
25,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 7/24/2009, under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,146,389 on 8/24/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2014 and the market value of those underlying securities was $1,020,048,251.	25,000,000
48,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,900,031,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2010 and the market value of those underlying securities was $1,938,000,551.	48,000,000
Principal Amount			Value

		REPURCHASE AGREEMENTS--continued
$48,000,000		Interest in $1,475,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,475,024,583 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2013 and the market value of those underlying securities was $1,504,501,348.	$48,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 7/31/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,000,833 on 8/3/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2016 and the market value of that underlying security was $102,001,970.	4,000,000

		TOTAL REPURCHASE AGREEMENTS	307,919,000

		U.S. TREASURY--35.3%
7,200,000	[2]	United States Treasury Bills, 0.290%, 10/8/2009	7,196,056
15,000,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	14,985,250
5,700,000	[2]	United States Treasury Bills, 0.420%, 8/13/2009	5,699,202
16,000,000	[2]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	15,951,805
9,700,000	[2]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	9,681,288
7,000,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	6,964,605
4,700,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	4,690,450
14,000,000		United States Treasury Notes, 2.000%, 2/28/2010	14,130,489
19,700,000		United States Treasury Notes, 2.125%, 1/31/2010	19,853,575
9,000,000		United States Treasury Notes, 3.125%, 11/30/2009	9,084,369
11,000,000		United States Treasury Notes, 3.375%, 9/15/2009	11,042,311
6,000,000		United States Treasury Notes, 3.500%, 11/15/2009	6,056,322
3,000,000		United States Treasury Notes, 3.625%, 1/15/2010	3,044,486
8,000,000		United States Treasury Notes, 3.625%, 10/31/2009	8,066,354
6,000,000		United States Treasury Notes, 4.000%, 8/31/2009	6,012,211
11,200,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	11,481,763
14,600,000		United States Treasury Notes, 4.875%, 8/15/2009	14,624,990

		TOTAL U.S. TREASURY	168,565,526

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	476,484,526

		OTHER ASSETS AND LIABILITIES -- NET--0.2%[4]	1,166,023

		TOTAL NET ASSETS--100%	$477,650,549

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Repurchase Agreements	$--	$307,919,000	$--	$307,919,000

Debt Securities:

U.S. Treasury	--	168,565,526	--	168,565,526

TOTAL SECURITIES	$--	$476,484,526	$--	$476,484,526

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in repurchase agreements	$307,919,000
Investments in securities	168,565,526

Total investments in securities, at amortized cost and value		$476,484,526
Income receivable		1,141,021
Receivable for shares sold		163,098

TOTAL ASSETS		477,788,645

Liabilities:
Payable for shares redeemed	27,070
Bank overdraft	14,121
Payable for investment adviser fee (Note 5)	6,542
Payable for custodian fees	7,906
Payable for transfer and dividend disbursing agent fees and expenses	38,600
Payable for Directors’/Trustees’ fees	1,231
Payable for portfolio accounting fees	18,782
Payable for account administration fee	20,521
Accrued expenses	3,323

TOTAL LIABILITIES		138,096

Net assets for 477,648,789 shares outstanding		$477,650,549

Net Assets Consist of:
Paid-in capital		$477,646,800
Accumulated net realized gain on investments		3,749

TOTAL NET ASSETS		$477,650,549

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$477,650,549 ÷ 477,648,789 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$4,561,502

Expenses:
Investment adviser fee (Note 5)		$3,338,069
Administrative personnel and services fee (Note 5)		519,374
Custodian fees		41,387
Transfer and dividend disbursing agent fees and expenses		335,091
Directors’/Trustees’ fees		6,121
Auditing fees		18,400
Legal fees		6,205
Portfolio accounting fees		104,650
Shareholder services fee (Note 5)		1,428,383
Account administration fee		217,702
Share registration costs		43,454
Printing and postage		30,584
Insurance premiums		5,800
Miscellaneous		182,292

TOTAL EXPENSES		6,277,512

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,195,573)
Waiver of administrative personnel and services fee	(11,319)
Waiver of shareholder services fee	(697,626)
Reimbursement of shareholder services fee	(320,866)

TOTAL WAIVERS AND REIMBURSEMENT		(3,225,384)

Net expenses			3,052,128

Net investment income			1,509,374

Net realized gain on investments			14,087

Change in net assets resulting from operations			$1,523,461

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,509,374	$16,219,049
Net realized gain on investments	14,087	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,523,461	16,219,049

Distributions to Shareholders:
Distributions from net investment income	(1,508,290)	(16,217,248)
Distributions from net realized gain on investments	(10,338)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,518,628)	(16,217,248)

Share Transactions:
Proceeds from sale of shares	2,302,398,571	2,811,680,068
Net asset value of shares issued to shareholders in payment of distributions declared	1,037,880	9,973,333
Cost of shares redeemed	(2,437,833,250)	(2,683,401,817)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(134,396,799)	138,251,584

Change in net assets	(134,391,966)	138,253,385

Net Assets:
Beginning of period	612,042,515	473,789,130

End of period (including distributions in excess of net investment income of $0 and $(1,084), respectively)	$477,650,549	$612,042,515

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

Prior to May 1, 2009 the Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund’s Statement of Operations. Although the Treasury extended the Program through September 18, 2009, the Fund ceased participating on April 30, 2009.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2009	2008

Shares sold	2,302,398,571	2,811,680,068
Shares issued to shareholders in payment of distributions declared	1,037,880	9,973,333
Shares redeemed	(2,437,833,250)	(2,683,401,817)

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(134,396,799)	138,251,584

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income[1]	$1,518,628	$16,217,248

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$3,749

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $2,195,573 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,319 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $320,866 of shareholder services fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $697,626 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses related to the Temporary Guarantee Program and other extraordinary expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.59% for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $15,029,297 and $106,999,761, respectively.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Government Money Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, Audit Committee; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. Ms. Cunningham was named an Executive Vice President of the Fund’s Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2009

AUTOMATED GOVERNMENT MONEY TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

28845 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,						Period Ended
	2009		2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.033		0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.010)		(0.033)		(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.05%		3.31%		4.48%	3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.03	% [3]	1.00	% [3]	1.00%	1.00%	1.00	% [4]
Net investment income	1.01%		3.21%		4.39%	3.47%	2.26	% [4]
Expense waiver/reimbursement [5]	0.32%		0.34%		0.33%	0.33%	0.35	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,574,594		$10,106,815		$9,311,899	$8,165,254	$7,429,461

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the year ended July 31, 2009 and the year ended July 31, 2008 are 1.03% and 1.00%, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,001.10	$5.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.74	$5.11

1 Expenses are equal to the Fund's annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.6%
Variable Rate Demand Instruments	18.8%
Bank Instruments	34.7%
Repurchase Agreement	4.8%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.2%
8-30 Days	20.7%
31-90 Days	35.0%
91-180 Days	17.8%
181 Days or more	1.2%
Other Assets and Liabilities - Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 7.2% the Fund's portfolio.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.0%
		Finance - Automotive--1.7%
$75,000,000	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.012%, 7/15/2010	$75,000,000
19,654,144		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	19,654,144
5,088,501		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	5,088,501
10,276,013		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	10,276,013
15,010,377		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.318%, 5/17/2010	15,010,377
35,589,898	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	35,589,898
13,439,850		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	13,439,850
7,915,699		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	7,915,699
		TOTAL	181,974,482
		Finance - Equipment--0.3%
30,838,800	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	30,838,800
		TOTAL ASSET-BACKED SECURITIES	212,813,282
		CERTIFICATES OF DEPOSIT--34.7%
		Banking--34.7%
325,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.650% - 1.060%, 11/2/2009 - 12/9/2009	325,006,432
450,000,000		Bank of America N.A., 0.350% - 0.410%, 8/20/2009 - 10/13/2009	450,000,000
455,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.640%, 8/11/2009 - 11/20/2009	455,000,000
310,000,000		Barclays Bank plc, 0.600% - 0.800%, 9/23/2009 - 1/19/2010	310,000,000
210,000,000		Bayerische Landesbank, 0.690%, 9/15/2009	210,002,622
200,000,000		BNP Paribas SA, 0.330% - 1.030%, 10/20/2009 - 10/23/2009	200,000,000
100,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	100,000,000
350,000,000		Calyon, Paris, 0.360% - 0.420%, 8/26/2009 - 11/20/2009	350,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	50,000,000
100,000,000		Compass Bank, Birmingham, 0.700%, 12/2/2009	100,000,000
50,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	50,000,000
20,000,000		Natixis, 0.320%, 8/7/2009	20,000,000
325,000,000		Societe Generale, Paris, 0.500% - 1.020%, 10/22/2009 - 2/1/2010	325,000,000
200,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/13/2009	200,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$200,000,000		Sumitomo Mitsui Banking Corp., 0.450% - 0.500%, 8/21/2009 - 9/21/2009	$200,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 1.450%, 8/19/2009	75,000,373
250,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 12/14/2009	250,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,670,009,427
		COLLATERALIZED LOAN AGREEMENTS--6.2%
		Banking--6.2%
150,000,000		Citigroup Global Markets, Inc., 0.690%, 8/3/2009	150,000,000
500,000,000		Deutsche Bank Securities, Inc., 0.45% - 0.64%, 8/3/2009 - 8/5/2009	500,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	650,000,000
		COMMERCIAL PAPER--32.1% [3]
		Aerospace/Auto--0.6%
35,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.801% -1.352%, 8/5/2009 - 8/17/2009	34,992,078
34,000,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 0.250% - 0.300%, 8/7/2009 - 8/28/2009	33,996,053
		TOTAL	68,988,131
		Banking--17.0%
175,000,000		ABN AMRO N.A. Finance, Inc., (Guaranteed by ABN AMRO Bank NV, Amsterdam), 0.290%, 8/20/2009	174,973,215
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.020%, 11/12/2009	99,709,597
230,000,000	[1,2]	Danske Corp., Inc., 0.380% - 0.400%, 8/13/2009 - 9/25/2009	229,885,944
205,000,000	[1,2]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 0.520% -0.590%, 8/5/2009 - 8/21/2009	204,963,350
533,400,000		Landesbank Baden-Wuerttemberg, 0.400% - 0.741%, 8/17/2009 - 10/14/2009	533,061,133
100,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.681%, 9/2/2009	99,939,556
125,000,000		Natixis, 0.320%, 8/7/2009	124,993,333
140,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.056% - 1.359%, 8/24/2009 - 10/21/2009	139,729,250
136,811,000	[1,2]	Surrey Funding Corporation, 0.400%, 9/8/2009 - 9/21/2009	136,745,074
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 0.531%, 8/3/2009	49,998,528
		TOTAL	1,793,998,980
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Chemicals--1.1%
$120,000,000	[1,2]	BASF SE, 0.652% - 0.803%, 11/16/2009 - 12/15/2009	$119,706,889
		Consumer Products--0.4%
37,670,000		Clorox Corp., 0.320% - 0.450%, 8/3/2009 - 8/19/2009	37,665,670
		Container/Packaging--0.1%
13,000,000		Bemis Co., Inc., 0.500%, 8/6/2009	12,999,097
		Diversified--0.5%
50,000,000	[1,2]	ITT Corp., 0.601% - 1.405%, 8/4/2009 - 10/26/2009	49,981,000
		Finance - Automotive--0.9%
100,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.253%, 8/14/2009	99,954,861
		Finance - Commercial--6.7%
60,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.350%, 10/5/2009	59,962,083
195,000,000		General Electric Capital Corp., 0.391%, 11/20/2009 - 12/1/2009	194,756,575
200,000,000		General Electric Capital Services, 0.652% - 0.753%, 11/10/2009 - 11/23/2009	199,584,896
256,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500% - 0.600%, 8/12/2009 - 8/21/2009	255,939,422
		TOTAL	710,242,976
		Finance - Retail--2.7%
115,000,000	[1,2]	Alpine Securitization Corp., 0.350% - 0.400%, 9/21/2009 - 10/2/2009	114,932,486
56,724,000	[1,2]	Enterprise Funding Co. LLC, 0.380%, 9/2/2009	56,704,840
110,400,000	[1,2]	Starbird Funding Corp., 0.400%, 9/3/2009	110,359,520
		TOTAL	281,996,846
		Food & Beverage--1.3%
32,000,000	[1,2]	General Mills, Inc., 0.300% - 0.400%, 8/12/2009 - 9/18/2009	31,983,817
105,500,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 0.470% - 1.204%, 8/3/2009 - 10/21/2009	105,440,525
		TOTAL	137,424,342
		Retail--0.4%
42,000,000	[1,2]	CVS Caremark Corp., 0.601% - 0.701%, 8/12/2009 - 9/2/2009	41,991,422
		Telecommunications--0.4%
43,200,000	[1,2]	Vodafone Group PLC, 0.802%, 9/3/2009 - 9/8/2009	43,165,187
		TOTAL COMMERCIAL PAPER	3,398,115,401
Principal Amount			Value
		CORPORATE BONDS--0.1%
		Finance - Commercial--0.1%
$5,725,000		General Electric Capital Corp., 7.375%, 1/19/2010	$5,817,613
		Retail--0.0%
2,000,000		Home Depot, Inc., 3.750%, 9/15/2009	2,006,786
		TOTAL CORPORATE BONDS	7,824,399
		GOVERNMENT AGENCIES--1.2%
		Government Agency--1.2%
125,000,000		Federal Home Loan Bank System, 0.720% - 0.850%, 3/11/2010 - 6/28/2010	124,994,056
		TOTAL GOVERNMENT AGENCIES	124,994,056
		NOTES - VARIABLE--18.8% [4]
		Banking--15.3%
50,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	50,001,121
12,000,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	12,000,000
460,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	460,000
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 3.500%, 8/6/2009	7,580,000
54,780,000		American Municipal Power-Ohio, Inc., Series 2008A, (Key Bank, N.A. LOC), 2.900%, 8/6/2009	54,780,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 0.745%, 10/9/2009	75,000,000
65,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.978%, 10/2/2009	65,000,000
50,000,000	[1,2]	Bank of Montreal, 0.804, 8/5/2009	50,000,000
154,000,000		Bank of Montreal, 0.930% - 1.286%, 8/14/2009 - 10/9/2009	154,000,000
100,000,000		Bank of Scotland, Edinburgh, 1.217%, 8/6/2009	100,000,000
37,000,000		Barclays Bank plc, 0.670%, 8/3/2009	37,000,000
7,340,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 3.750%, 8/6/2009	7,340,000
5,895,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 0.360%, 8/5/2009	5,895,000
2,300,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 0.360%, 8/5/2009	2,300,000
6,050,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 2.550%, 8/5/2009	6,050,000
3,515,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 0.650%, 8/6/2009	3,515,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,700,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	$3,700,000
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Marshall & Ilsley Bank, Milwaukee LOC), 3.550%, 8/6/2009	16,545,000
2,285,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 4.500%, 8/6/2009	2,285,000
5,100,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,100,000
2,700,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,700,000
2,210,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 3.500%, 8/6/2009	2,210,000
5,000,000		Florida Christian College, Inc., Series 2006, (Fifth Third Bank, Cincinnati LOC), 2.790%, 8/6/2009	5,000,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 2.250%, 8/6/2009	900,000
23,240,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 3.100%, 8/6/2009	23,240,000
7,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 3.500%, 8/6/2009	7,145,000
2,965,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	2,965,000
5,400,000		H & P Holdings LLC, Series 2001, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,400,000
10,285,000		Harvest Bible Chapel, Series 2004, (Fifth Third Bank, Cincinnati LOC), 2.790%, 8/6/2009	10,285,000
7,815,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	7,815,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	10,600,000
24,300,000		Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	24,300,000
6,440,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,440,000
25,000,000		Lloyds TSB Bank plc, London, 0.254%, 8/6/2009	25,000,000
4,560,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.700%, 8/6/2009	4,560,000
4,180,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 3.290%, 8/6/2009	4,180,000
12,735,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 3.030%, 8/6/2009	12,735,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 8/4/2009	7,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$4,320,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	$4,320,000
2,700,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 2.290%, 8/6/2009	2,700,000
7,215,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.950%, 8/6/2009	7,215,000
6,150,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,150,000
6,975,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	6,975,000
30,000,000		National Australia Bank Ltd., Melbourne, 0.788%, 10/6/2009	30,000,000
9,910,000		National Coney Island Financial LLC, Series 2005-A, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	9,910,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 2.370%, 8/5/2009	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 2.350%, 8/5/2009	65,000,000
50,000,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 0.470%, 8/5/2009	50,000,000
3,000,000		Newport, KY Industrial Building Revenue Bonds, Series 2008 A-5 South Beach #1, LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	3,000,000
6,490,000		Newport, KY Industrial Building Revenue Bonds, Series 2008A-4, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	6,490,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	9,960,000
8,200,000		Ohio Venture Capital Fund LLC, Series E-2, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	8,200,000
3,505,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 3.500%, 8/6/2009	3,505,000
16,950,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.970%, 8/6/2009	16,950,000
3,435,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,435,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	150,000,000
4,330,550		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	4,330,550
7,500,000		Robinette Co., (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,500,000
17,610,000		Rockwood Quarry, LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	17,610,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$20,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	$20,002,517
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	10,420,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.011%, 8/25/2009	50,000,000
1,215,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 4.540%, 8/6/2009	1,215,000
3,135,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	3,135,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Key Bank, N.A. LOC), 2.900%, 8/6/2009	90,000,000
11,630,000		Valleydale Baptist Church, Series 2003, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	11,630,000
7,935,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	7,935,000
75,000,000		Wachovia Bank N.A., 0.998%, 8/4/2009	75,000,000
63,700,000		Wachovia Corp., 0.490%, 8/3/2009	63,695,404
5,870,000		World of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 3.290%, 8/6/2009	5,870,000
3,530,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.340%, 8/6/2009	3,530,000
		TOTAL	1,613,284,592
		Finance - Commercial--1.2%
100,766,000		General Electric Capital Corp., 0.320% - 1.016%, 8/3/2009 - 9/15/2009	100,419,595
7,790,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	7,790,000
16,350,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.650%, 8/6/2009	16,350,000
4,570,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.750%, 8/6/2009	4,570,000
		TOTAL	129,129,595
		Healthcare--0.5%
50,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	50,000,000
		Insurance--1.1%
35,000,000		MetLife Insurance Co. of Connecticut, 0.976%, 9/1/2009	35,000,000
37,000,000		Monumental Life Insurance Co., 0.779%, 8/1/2009	37,000,000
50,000,000		Security Life of Denver Insurance Co., 2.956%, 8/11/2009	50,000,000
		TOTAL	122,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.7%
$75,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 0.768%, 10/9/2009	$75,000,000
		TOTAL NOTES - VARIABLE	1,989,414,187
		REPURCHASE AGREEMENT--4.8%
507,000,000		Interest in $2,860,000,000 joint repurchase agreement 0.210%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $507,008,873 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $2,917,251,051.	507,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	10,560,170,752
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	14,423,337
		TOTAL NET ASSETS--100%	$10,574,594,089

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $2,386,826,069, which represented 22.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $2,320,397,371, which represented 21.9% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments In Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 212,813,282	$--	$ 212,813,282
Certificates of Deposit	--	3,670,009,427	--	3,670,009,427
Collateralized Loan Agreements	--	650,000,000	--	650,000,000
Commercial Paper	--	3,398,115,401	--	3,398,115,401
Corporate Bonds	--	7,824,399	--	7,824,399
Government Agencies	--	124,994,056	--	124,994,056
Notes - Variable	--	1,989,414,187	--	1,989,414,187
Repurchase Agreement	--	507,000,000	--	507,000,000
TOTAL SECURITIES	$--	$10,560,170,752	$--	$10,560,170,752

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$10,560,170,752
Cash		8,894,183
Income receivable		11,628,458
Prepaid temporary guarantee program insurance (Note 2)		500,462
TOTAL ASSETS		10,581,193,855
Liabilities:
Payable for distribution services fee (Note 5)	$4,085,920
Payable for shareholder services fee (Note 5)	1,119,566
Payable for transfer and dividend disbursing agent fees and expenses	921,007
Payable for share registration costs	139,124
Accrued expenses	334,149
TOTAL LIABILITIES	6,599,766
Net assets for 10,574,588,541 shares outstanding		$10,574,594,089
Net Assets Consist of:
Paid-in capital		$10,574,575,985
Undistributed net investment income		18,104
TOTAL NET ASSETS		$10,574,594,089
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$10,574,594,089 ÷ 10,574,588,541 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$207,128,413
Expenses:
Investment adviser fee (Note 5)		$30,520,888
Administrative personnel and services fee (Note 5)		7,912,291
Custodian fees		275,964
Transfer and dividend disbursing agent fees and expenses		10,209,788
Directors'/Trustees' fees		80,723
Auditing fees		22,600
Legal fees		6,800
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		55,954,961
Shareholder services fee (Note 5)		25,434,073
Share registration costs		2,217,975
Printing and postage		1,009,342
Insurance premiums		27,013
Miscellaneous		3,380,725
TOTAL EXPENSES		137,228,143
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(20,960,149)
Waiver of administrative personnel and services fee (Note 5)	(170,159)
Waiver of distribution services fee (Note 5)	(10,171,556)
Waiver of shareholder services fee (Note 5)	(1,089,026)
Reduction of custodian fees (Note 6)	(3,313)
TOTAL WAIVERS AND REDUCTION		(32,394,203)
Net expenses			104,833,940
Net investment income			$102,294,473

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$102,294,473	$312,206,999
Distributions to Shareholders:
Distributions from net investment income	(102,276,369)	(312,289,112)
Share Transactions:
Proceeds from sale of shares	4,419,219,105	4,992,586,836
Net asset value of shares issued to shareholders in payment of distributions declared	100,215,341	308,708,514
Cost of shares redeemed	(4,051,673,510)	(4,506,297,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	467,760,936	794,997,892
Change in net assets	467,779,040	794,915,779
Net Assets:
Beginning of period	10,106,815,049	9,311,899,270
End of period (including undistributed net investment income of $18,104 and $0, respectively)	$10,574,594,089	$10,106,815,049

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amount received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by the Fund at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$35,589,898	$35,589,898
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$30,838,800	$30,838,800

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31,	2009	2008
Shares sold	4,419,219,105	4,992,586,836
Shares issued to shareholders in payment of distributions declared	100,215,341	308,708,514
Shares redeemed	(4,051,673,510)	(4,506,297,458)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	467,760,936	794,997,892

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income [1]	$102,276,369	$312,289,112

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$18,104

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $20,960,149 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $170,159 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FSC waived $10,171,556 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC retained $51,266 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $1,089,026 of Service Fees. This voluntary waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,942,464,550 and $1,530,000,000, respectively.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2009, the Fund's expenses were reduced by $3,313 under these arrangements.

7. CONCENTRATION OF RISK

A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have accrued that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2004. Ms. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since December 2004. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304

41050 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,					Period Ended
	2009		2008	2007	2006	7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.004)		(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.43%		2.84%	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	0.85	% [3]	1.00%	1.00%	1.00%	1.00	% [4]
Net investment income	0.41%		2.69%	4.33%	3.43%	2.23	% [4]
Expense waiver/reimbursement [5]	0.48%		0.30%	0.30%	0.30%	0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,545,150		$12,325,955	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2009 was 0.85% after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,000.00	$3.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.52	$3.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [2]
Actual	$1,000	$1,000.00	$5.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.74	$5.11

2 Expenses are equal to the Fund's current annualized net expense ratio of 1.02% (as reflected in the Fund's Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid using the fee stated above as if it had been in effect throughout the most recent one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agencies	52.2%
Repurchase Agreements	47.6%
U.S. Treasury	0.6%
Other Assets and Liabilities - Net [2]	(0.4)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.3%
8-30 Days	21.2%
31-90 Days	15.0%
91-180 Days	8.5%
181 Days or more	9.4%
Other Assets and Liabilities - Net [2]	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--52.2%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 0.212%, 8/8/2009	$50,000,000
576,488,000	[2]	Federal Home Loan Bank System Discount Notes, 0.220% - 3.200%, 8/10/2009 - 1/12/2010	575,560,507
1,914,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.194% - 2.814%, 8/3/2009 - 10/26/2009	1,913,811,599
699,535,000		Federal Home Loan Bank System Notes, 0.290% - 4.375%, 11/20/2009 - 8/4/2010	700,492,340
1,051,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 3/16/2010	1,050,060,527
724,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.215% - 0.816%, 8/3/2009 - 9/10/2009	723,938,969
133,500,000		Federal Home Loan Mortgage Corp. Notes, 3.125% - 7.000%, 2/4/2010 - 3/15/2010	137,786,464
710,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 9/25/2009 - 7/12/2010	708,890,304
401,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.400% - 0.883%, 8/3/2009 - 10/13/2009	401,423,506
276,798,000		Federal National Mortgage Association Notes, 0.280% - 7.250%, 9/15/2009 - 4/9/2010	280,902,045
		TOTAL U.S. GOVERNMENT AGENCIES	6,542,866,261
		U.S. TREASURY -- 0.6%
75,250,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	75,016,374
		TOTAL U.S. TREASURY	75,016,374
		REPURCHASE AGREEMENTS -- 47.6%
250,000,000	[3]	Repurchase agreement 0.200%, dated 7/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,044,444 on 8/25/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2038 and the market value of those underlying securities was $257,514,306.	250,000,000
2,353,000,000		Interest in $2,860,000,000 joint repurchase agreement 0.210%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,353,041,178 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $2,917,251,051.	2,353,000,000
Principal Amount			Value
		REPUCHASE AGREEMENTS-continued
$500,000,000	[3]	Repurchase agreement 0.230%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,188,472 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2037 and the market value of those underlying securities was $515,088,838.	$500,000,000
1,500,000,000		Repurchase agreement 0.210%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,500,026,250 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2039 and the market value of those underlying securities was $1,530,026,776.	1,500,000,000
1,000,000,000		Repurchase agreement 0.220%, dated 7/31/2009 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,000,018,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $1,020,003,445.	1,000,000,000
250,000,000	[3]	Repurchase agreement 0.210%, dated 7/20/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $250,045,208 on 8/20/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2038 and the market value of those underlying securities was $257,519,528.	250,000,000
125,000,000	[3]	Repurchase agreement 0.210%, dated 7/27/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $125,022,604 on 8/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2037 and the market value of those underlying securities was $128,754,507.	125,000,000
		TOTAL REPURCHASE AGREEMENTS	5,978,000,000
		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST) [4]	12,595,882,635
		OTHER ASSETS AND LIABILITIES - NET--(0.4%) [5]	(50,732,618)
		TOTAL NET ASSETS--100%	$12,545,150,017

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investment in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
U.S. Government Agencies	$--	$ 6,542,866,261	$--	$ 6,542,866,261
U.S. Treasury	--	75,016,374	--	75,016,374
Repurchase Agreements	--	5,978,000,000	--	5,978,000,000
TOTAL SECURITIES	$--	$12,595,882,635	$--	$12,595,882,635

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in securities	$6,617,882,635
Investments in repurchase agreements	5,978,000,000
Total investments in securities, at amortized cost and value		$12,595,882,635
Cash		302,365
Income receivable		11,622,768
Prepaid temporary guarantee program insurance (Note 2)		668,700
TOTAL ASSETS		12,608,476,468
Liabilities:
Payable for investments purchased	60,959,000
Payable for distribution services fee (Note 5)	949,423
Accrued expenses	1,418,028
TOTAL LIABILITIES		63,326,451
Net assets for 12,545,151,179 shares outstanding		$12,545,150,017
Net Assets Consist of:
Paid-in capital		$12,545,150,017
TOTAL NET ASSETS		$12,545,150,017
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$12,545,150,017 ÷ 12,545,151,179 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$177,927,652
Expenses:
Investment adviser fee (Note 5)		$42,422,055
Administrative personnel and services fee (Note 5)		10,998,273
Custodian fees		374,403
Transfer and dividend disbursing agent fees and expenses		14,182,178
Directors'/Trustees' fees		97,849
Auditing fees		22,600
Legal fees		7,105
Portfolio accounting fees		174,999
Distribution services fee (Note 5)		77,773,762
Shareholder services fee (Note 5)		35,351,710
Share registration costs		469,563
Printing and postage		1,563,696
Insurance premiums		33,328
Miscellaneous		4,492,002
TOTAL EXPENSES		187,963,523
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(26,388,482)
Waiver of administrative personnel and services fee (Note 5)	(237,212)
Waiver of distribution services fee (Note 5)	(26,023,070)
Waiver of shareholder services fee (Note 5)	(15,595,632)
Reduction of custodian fees (Note 6)	(2,837)
TOTAL WAIVERS AND REDUCTION		(68,247,233)
Net expenses			119,716,290
Net investment income			$58,211,362

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,211,362	$292,894,889
Distributions to Shareholders:
Distributions from net investment income	(58,211,362)	(292,973,657)
Share Transactions:
Proceeds from sale of shares	6,327,555,699	7,253,711,462
Net asset value of shares issued to shareholders in payment of distributions declared	56,633,890	290,610,175
Cost of shares redeemed	(6,164,994,936)	(4,513,528,827)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	219,194,653	3,030,792,810
Change in net assets	219,194,653	3,030,714,042
Net Assets:
Beginning of period	12,325,955,364	9,295,241,322
End of period	$12,545,150,017	$12,325,955,364

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2009	2008
Shares sold	6,327,555,699	7,253,711,462
Shares issued to shareholders in payment of distributions declared	56,633,890	290,610,175
Shares redeemed	(6,164,994,936)	(4,513,528,827)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	219,194,653	3,030,792,810

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$58,211,362	$292,973,537
Long-term capital gains	$ --	$ 120

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $26,388,482 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $237,212 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily waived $26,023,070 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC retained $171,652 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $15,595,632 of Service Fees. This voluntary waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $1,150,140,070.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights, but excluding expenses related to the Temporary Guarantee Program and other extraordinary expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2009, the Fund's expenses were reduced by $2,837 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since inception. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

33543 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.038	0.049	0.040	0.020
Net realized loss on investments	(0.000)[1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.038	0.049	0.040	0.020

Less Distributions:
Distributions from net investment income	(0.015)	(0.038)	(0.049)	(0.040)	(0.020)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.48%	3.87%	5.03%	4.05%	1.97%

Ratios to Average Net Assets:

Net expenses	0.52%	0.47%	0.47%	0.48%	0.47%

Net investment income	1.45%	3.79%	4.92%	3.97%	1.91%

Expense waiver/reimbursement[3]	0.11%	0.12%	0.16%[4]	0.34%[4]	0.42%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$187,319	$233,369	$221,362	$189,392	$114,763

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual	$1,000	$1,003.20	$2.58

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.22	$2.61

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Commercial Paper and Notes	48.9%

Bank Instruments	26.7%

Variable Rate Instruments	22.2%

Repurchase Agreement	2.2%

Other Assets and Liabilities--Net[2,3]	0.0%

TOTAL	100.0%

At July 31, 2009, the Fund’s effective maturity4 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	13.0%	[5]

8-30 Days	9.2%

31-90 Days	61.5%

91-180 Days	15.2%

181 Days and more	1.1%

Other Assets and Liabilities--Net[2,3]	0.0%

TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically. See the Fund’s Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements, bank instruments and other securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 4.4% of the Fund’s portfolio.

Portfolio of Investments

July 31, 2009

Principal Amount			Value

		ASSET-BACKED SECURITIES--2.0%
		Finance - Automotive--2.0%
$1,018,000	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	$1,018,000
350,241		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	350,241
644,398		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	644,398
454,463		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	454,463
1,219,019		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	1,219,019

		TOTAL	3,686,121

		Finance - Equipment--0.0%
104,082		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	104,082

		TOTAL ASSET-BACKED SECURITIES	3,790,203

		CERTIFICATES OF DEPOSIT--26.7%
		Finance - Banking--26.7%
5,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.705% - 1.015%, 11/2/2009 - 12/7/2009	5,000,120
10,000,000		Bank of America N.A., 0.400% - 0.410%, 9/9/2009 - 9/16/2009	10,000,000
2,000,000		Barclays Bank PLC, 0.750%, 9/11/2009	2,000,000
2,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	2,000,000
8,000,000		Calyon, Paris, 0.360% - 0.420%, 8/26/2009 - 10/13/2009	8,000,000
4,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	4,000,000
4,000,000		Societe Generale, Paris, 0.500% - 0.620%, 11/23/2009 - 2/1/2010	4,000,000
8,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/13/2009	8,000,000
7,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 9/30/2009	7,000,000

		TOTAL CERTIFICATES OF DEPOSIT	50,000,120

		COLLATERALIZED LOAN AGREEMENT--2.3%
		Finance - Banking--2.3%
4,250,000		Deutsche Bank Securities, Inc., 0.690%, 8/3/2009	4,250,000

		COMMERCIAL PAPER--41.1%[3]
		Chemicals--2.7%
5,000,000	[1,2]	BASF SE, 0.650%, 12/7/2009	4,988,444

		Finance - Automotive--2.7%
5,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.250%, 8/14/2009	4,997,743

		COMMERCIAL PAPER--continued[3]
		Finance - Banking--19.2%
$4,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 1.015%, 11/12/2009	$3,988,384
5,000,000	[1,2]	Danske Corp., Inc., 0.390%, 9/18/2009	4,997,400
5,000,000	[1,2]	Gotham Funding Corp., 0.340%, 10/19/2009	4,996,269
5,000,000		ING (U.S.) Funding LLC, 0.430%, 9/8/2009	4,997,731
9,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/2/2009 - 9/8/2009	8,994,204
8,000,000	[1,2]	Surrey Funding Corporation, 0.450%, 9/17/2009	7,995,300

		TOTAL	35,969,288

		Finance - Commercial--8.0%
5,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.380%, 10/6/2009	4,996,517
6,000,000	[1,2]	Edison Asset Securitization LLC, 0.330%, 10/13/2009	5,995,985
4,000,000		General Electric Capital Services, 0.630% - 0.650%, 11/16/2009 - 11/23/2009	3,992,138

		TOTAL	14,984,640

		Finance - Retail--8.5%
6,000,000	[1,2]	Alpine Securitization Corp., 0.350% - 0.400%, 8/10/2009 - 9/21/2009	5,998,517
10,000,000	[1,2]	Enterprise Funding Co. LLC, 0.400%, 9/14/2009	9,995,111

		TOTAL	15,993,628

		TOTAL COMMERCIAL PAPER	76,933,743

		CORPORATE BOND--0.8%
		Finance - Banking--0.8%
1,500,000		Wells Fargo & Co., 4.200%, 1/15/2010	1,521,552

		GOVERNMENT AGENCY--2.7%
		Government Agency--2.7%
5,000,000		Federal Home Loan Bank System, 0.850%, 8/3/2009	4,999,604

		NOTES -- VARIABLE--22.2%[4]
		Finance - Banking--13.6%
5,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	5,000,000
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.290%, 8/6/2009	765,000
1,000,000	[1,2]	ING Bank NV, 0.854%, 9/28/2009	1,000,000
5,000,000		J.P. Morgan Chase & Co., 0.785%, 10/2/2009	4,997,453
3,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	3,000,000
3,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	2,996,984
4,000,000		Wachovia Bank N.A., 0.330% - 0.998%, 8/3/2009 -- 8/14/2009	3,998,541
3,448,000		Wachovia Corp., 0.718% - 0.945%, 8/20/2009 - 9/1/2009	3,445,549
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 2.250%, 8/6/2009	285,000

		TOTAL	25,488,527

		NOTES -- VARIABLE--continued[4]
		Finance - Commercial--2.7%
$5,170,000		General Electric Capital Corp., 0.341% - 1.033%, 8/10/2009 - 9/9/2009	$5,160,204

		Government Agency--1.1%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 8/6/2009	2,000,000

		Health Care--1.1%
2,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	2,000,000

		Insurance--2.1%
2,000,000		MetLife Insurance Co. of Connecticut, 0.976%, 9/1/2009	2,000,000
2,000,000		Monumental Life Insurance Co., 0.779%, 8/1/2009	2,000,000

		TOTAL	4,000,000

		Oil & Oil Finance--1.6%
3,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.767%, 9/11/2009	3,000,000

		TOTAL NOTES - VARIABLE	41,648,731

		REPURCHASE AGREEMENT--2.2%
4,067,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	4,067,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[5]	187,210,953

		OTHER ASSETS AND LIABILITIES - NET--0.0%[6]	108,502

		TOTAL NET ASSETS--100%	$187,319,455

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $71,964,131, which represented 38.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $71,964,131, which represented 38.4% of total net assets.

3 Discount rate at time of purchase for discount issues or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Debt Securities:

Asset-Backed Securities	$--	$3,790,203	$--	$3,790,203

Certificates of Deposit	--	50,000,120	--	50,000,120

Collateralized Loan Agreement	--	4,250,000	--	4,250,000

Commercial Paper	--	76,933,743	--	76,933,743

Corporate Bond	--	1,521,552	--	1,521,552

Government Agency	--	4,999,604	--	4,999,604

Notes--Variable	--	41,648,731	--	41,648,731

Repurchase Agreement	--	4,067,000	--	4,067,000

TOTAL SECURITIES	$--	$187,210,953	$--	$187,210,953

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$187,210,953
Cash		359
Income receivable		195,196
Receivable for shares sold		4,745
Prepaid temporary guarantee program insurance (Note 2)		10,042

TOTAL ASSETS		187,421,295

Liabilities:
Payable for shares redeemed	$44,496
Income distribution payable	21,047
Payable for custodian fees	3,084
Payable for transfer and dividend disbursing agent fees and expenses	4,993
Payable for Directors’/Trustees’ fees	731
Payable for portfolio accounting fees	12,525
Payable for share registration costs	10,445
Accrued expenses	4,519

TOTAL LIABILITIES		101,840

Net assets for 187,310,702 shares outstanding		$187,319,455

Net Assets Consist of:
Paid-in capital		$187,320,267
Accumulated net realized loss on investments		(125)
Distributions in excess of net investment income		(687)

TOTAL NET ASSETS		$187,319,455

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$187,319,455 ÷ 187,310,702 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$3,732,050

Expenses:
Investment adviser fee (Note 5)		$759,545
Administrative personnel and services fee (Note 5)		150,211
Custodian fees		13,246
Transfer and dividend disbursing agent fees and expenses		25,085
Directors’/Trustees’ fees		2,649
Auditing fees		19,150
Legal fees		5,878
Portfolio accounting fees		59,610
Share registration costs		58,882
Printing and postage		27,548
Insurance premiums		4,785
Temporary guarantee program insurance (Note 2)		67,019
Miscellaneous		984

TOTAL EXPENSES		1,194,592

Waivers (Note 5):
Waiver of investment adviser fee	$(207,013)
Waiver of administrative personnel and services fee	(5,707)

TOTAL WAIVERS		(212,720)

Net expenses			981,872

Net investment income			2,750,178
Net realized loss on investments			(125)

Change in net assets resulting from operations			$2,750,053

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,750,178	$9,560,326
Net realized loss on investments	(125)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,750,053	9,560,326

Distributions to Shareholders:
Distributions from net investment income	(2,748,185)	(9,562,018)

Share Transactions:
Proceeds from sale of shares	495,534,394	747,975,952
Net asset value of shares issued to shareholders in payment of distributions declared	1,248,390	3,867,127
Cost of shares redeemed	(542,833,826)	(739,834,268)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,051,042)	12,008,811

Change in net assets	(46,049,174)	12,007,119

Net Assets:
Beginning of period	233,368,629	221,361,510

End of period (including distributions in excess of net investment income of $(687) and $(2,680), respectively)	$187,319,455	$233,368,629

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes.” As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund’s Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2009	2008

Shares sold	495,534,394	747,975,952
Shares issued to shareholders in payment of distributions declared	1,248,390	3,867,127
Shares redeemed	(542,833,826)	(739,834,268)

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(46,051,042)	12,008,811

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income	$2,748,185	$9,562,018

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(687)

Capital loss carryforwards	$(125)

At July 31, 2009, the Fund had a capital loss carryforward of $125 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser waived $207,013 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,707 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,000,000 and $5,590,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund’s Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm has been the Fund’s Portfolio Manager since July 2003 She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2009

FEDERATED MASTER TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual fund involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

28846 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Short-Term
U.S. Government Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period:	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.034	0.049	0.039	0.019
Less Distributions:
Distributions from net investment income	(0.009)	(0.034)	(0.049)	(0.039)	(0.019)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.87%	3.41%	4.97%	4.01%	1.93%

Ratios to Average Net Assets:

Net expenses	0.50%	0.46%	0.46%	0.46%	0.46%

Net investment income	0.90%	3.31%	4.86%	3.96%	1.91%

Expense waiver/reimbursement[2]	0.11%	0.11%	0.10%	0.31%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$166,441	$228,019	$209,398	$204,909	$110,588

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual	$1,000	$1,001.10	$2.48

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

U.S. Government Agency Securities	50.6%

Repurchase Agreements	47.6%

U.S. Treasury Securities	2.3%

Other Assets and Liabilities--Net[2]	(0.5)%

TOTAL	100.0%

At July 31, 2009, the Fund’s effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	41.9%

8-30 Days	27.0%

31-90 Days	13.2%

91-180 Days	8.5%

181 Days or more	9.9%

Other Assets and Liabilities--Net[2]	(0.5)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value

		GOVERNMENT AGENCIES--50.6%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.212%, 8/8/2009	$1,000,000
9,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.220% - 3.200%, 8/10/2009 - 1/11/2010	9,482,781
22,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.218% - 0.916%, 8/3/2009 - 9/10/2009	21,997,388
7,700,000		Federal Home Loan Bank System Notes, 0.290% - 3.000%, 11/20/2009 - 8/4/2010	7,704,736
11,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 3/16/2010	10,982,051
13,050,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.215% - 0.620%, 8/3/2009 - 9/10/2009	13,048,778
1,500,000		Federal Home Loan Mortgage Corp. Notes, 7.000%, 3/15/2010	1,560,607
8,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 10/1/2009 - 7/12/2010	7,986,986
6,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.410% - 0.883%, 8/3/2009 - 8/12/2009	5,999,210
4,450,000		Federal National Mortgage Association Notes, 0.280% - 7.250%, 9/15/2009 - 1/15/2010	4,500,309

		TOTAL GOVERNMENT AGENCIES	84,262,846

		U.S. TREASURY--2.3%
3,750,000	[2]	United States Treasury Bills, 0.445% - 0.482%, 4/1/2010	3,738,065

		REPURCHASE AGREEMENTS--47.6%
6,000,000	[3]	Interest in $3,200,000,000 joint repurchase agreement 0.23%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,201,206,222 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $3,277,804,573.	6,000,000
3,000,000	[3]	Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,311,111 on 8/25/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,798,862,359.	3,000,000
4,298,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	4,298,000
		REPURCHASE AGREEMENTS--continued
$8,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,053,432,387.	$8,000,000
8,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,092,361 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,575,032,569.	8,000,000
6,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.16%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $2,000,062,222 on 8/4/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $2,040,054,401.	6,000,000
2,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,000,172,222 on 8/24/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,020,056,667.	2,000,000
5,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 7/20/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,131,250 on 8/20/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $765,058,012.	5,000,000
2,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/27/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,140,000 on 8/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $816,028,561.	2,000,000
4,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 7/17/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,207,958 on 8/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,074,865,311.	4,000,000
15,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,001,833 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $102,043,886.	15,000,000
		REPURCHASE AGREEMENTS--continued
$8,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,052,917,202.	$8,000,000
8,000,000		Interest in $150,000,000 joint repurchase agreement 0.23%, dated 7/31/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,002,875 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $153,127,132.	8,000,000

		TOTAL REPURCHASE AGREEMENTS	79,298,000

		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST)[4]	167,298,911

		OTHER ASSETS AND LIABILITIES -- NET--(0.5)%[5]	(857,613)

		TOTAL NET ASSETS--100%	$166,441,298

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Debt Securities:

Government Agencies	$--	$84,262,846	$--	$84,262,846

U.S. Treasury	--	3,738,065	--	3,738,065

Repurchase Agreements	--	79,298,000	--	79,298,000

TOTAL SECURITIES	$--	$167,298,911	$--	$167,298,911

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in repurchase agreements	$79,298,000
Investments in securities	88,000,911

Total investments in securities, at amortized cost and value		$167,298,911
Income receivable		168,560
Receivable for shares sold		15,017
Prepaid temporary guarantee program insurance (Note 2)		11,538

TOTAL ASSETS		167,494,026

Liabilities:
Payable for investments purchased	999,328
Payable for shares redeemed	25,376
Payable for investment adviser fee (Note 5)	3,005
Payable for Directors’/Trustees’ fees	401
Accrued expenses	24,618

TOTAL LIABILITIES		1,052,728

Net assets for 166,430,096 shares outstanding		$166,441,298

Net Assets Consist of:
Paid-in capital		$166,441,298

TOTAL NET ASSETS		$166,441,298

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$166,441,298 ÷ 166,430,096 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$2,883,581

Expenses:
Investment adviser fee (Note 5)		$822,473
Administrative personnel and services fee (Note 5)		159,973
Custodian fees		23,889
Transfer and dividend disbursing agent fees and expenses		31,294
Directors’/Trustees’ fees		2,310
Auditing fees		18,400
Legal fees		5,883
Portfolio accounting fees		58,030
Share registration costs		38,059
Printing and postage		16,636
Insurance premiums		4,836
Temporary guarantee program insurance (Note 2)		76,995
Miscellaneous		860

TOTAL EXPENSES		1,259,638

Waivers (Note 5):
Waiver of investment adviser fee	$(229,600)
Waiver of administrative personnel and services fee	(3,498)

TOTAL WAIVERS		(233,098)

Net expenses			1,026,540

Net investment income			$1,857,041

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,857,041	$7,707,089

Distributions to Shareholders:
Distributions from net investment income	(1,856,682)	(7,706,404)

Share Transactions:
Proceeds from sale of shares	429,665,747	547,931,641
Net asset value of shares issued to shareholders in payment of distributions declared	472,477	2,180,162
Cost of shares redeemed	(491,715,785)	(531,492,269)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,577,561)	18,619,534

Change in net assets	(61,577,202)	18,620,219

Net Assets:
Beginning of period	228,018,500	209,398,281

End of period (including undistributed (distributions in excess of) net investment income of $0 and $(359), respectively)	$166,441,298	$228,018,500

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide high currrent income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”) through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in temporary guarantee program insurance on the Fund’s Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2009	2008

Shares sold	429,665,747	547,931,641
Shares issued to shareholders in payment of distributions declared	472,477	2,180,162
Shares redeemed	(491,715,785)	(531,492,269)

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(61,577,561)	18,619,534

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income	$1,856,682	$7,706,404

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $229,600 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,498 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, the Fund did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term U.S. Government Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, Audit Committee; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund’s Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since January 1994. Ms. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2009

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

28726 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations
Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008		2007 [1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.036		0.051	0.041	0.022
Less Distributions:
Distributions from net investment income	(0.011)	(0.036)		(0.051)	(0.041)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.09%	3.70%		5.18%	4.21%	2.17%

Ratios to Average Net Assets:
Net expenses	0.23%	0.20	% [3]	0.20%	0.20%	0.20%
Net investment income	0.96%	3.38%		5.06%	4.15%	2.15%
Expense waiver/reimbursement [4]	0.08%	0.09%		0.09%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,569,616	$7,643,447		$2,062,328	$1,556,092	$1,206,111

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 was 0.20%, after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,001.70	$1.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.65	$1.15

1 Expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	87.5%
U.S. Treasury Securities	12.8%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.5%
8-30 Days	29.1%
31-90 Days	26.4%
91-180 Days	13.2%
181 Days or more	5.1%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		GOVERNMENT AGENCIES--87.5%
$2,217,000,000	[1]	Federal Farm Credit System Discount Notes, 0.150% - 2.880%, 8/6/2009 - 7/27/2010	$2,213,705,604
3,566,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.139% - 2.450%, 8/1/2009 -10/9/2009	3,565,892,594
388,104,000		Federal Farm Credit System Notes, 0.500% - 7.375%, 8/3/2009 - 8/3/2010	388,928,085
4,059,442,000	[1]	Federal Home Loan Bank System Discount Notes, 0.100% - 3.200%, 8/3/2009 - 2/17/2010	4,057,170,334
3,746,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.194% - 0.886%, 8/3/2009 - 10/5/2009	3,745,445,440
378,735,000		Federal Home Loan Bank System Notes, 0.330% - 4.500%, 8/18/2009 - 4/20/2010	379,858,422
106,552,000	[1]	Tennessee Valley Authority Discount Notes, 0.139% - 0.190%, 8/6/2009 - 9/17/2009	106,548,444
		TOTAL GOVERNMENT AGENCIES	14,457,548,923
		U.S. TREASURY--12.8%
500,000,000	[1]	United States Treasury Bill, 0.180%, 10/29/2009	499,777,500
200,000,000	[1]	United States Treasury Bill, 0.285%, 11/19/2009	199,825,833
100,000,000		United States Treasury Note, 3.625%, 10/31/2009	100,813,361
150,000,000		United States Treasury Note, 4.000%, 8/31/2009	150,463,623
425,000,000		United States Treasury Note, 4.625%, 11/15/2009	430,315,519
728,000,000		United States Treasury Notes, 4.875% - 6.000%, 8/15/2009	729,386,827
		TOTAL U.S. TREASURY	2,110,582,663
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [3]	16,568,131,586
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [4]	(57,122,012)
		TOTAL NET ASSETS--100%	$16,511,009,574

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2--Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$--	$ 14,457,548,923	$--	$ 14,457,548,923
U.S. Treasury	--	2,110,582,663	--	2,110,582,663
TOTAL SECURITIES	$--	$16,568,131,586	$--	$16,568,131,586

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$16,568,131,586
Cash		5,705,764
Income receivable		32,765,184
Receivable for shares sold		1,403,733
Prepaid temporary guarantee program insurance		661,872
TOTAL ASSETS		16,608,668,139
Liabilities:
Payable for investments purchased	$95,384,944
Income distribution payable	783,140
Payable for shares redeemed	342,561
Payable for shareholder services fee (Note 5)	345,515
Accrued expenses	802,405
TOTAL LIABILITIES		97,658,565
Net assets for 16,511,107,963 shares outstanding		$16,511,009,574
Net Assets Consist of:
Paid-in capital		$16,511,117,340
Distributions in excess of net investment income		(107,766)
TOTAL NET ASSETS		$16,511,009,574
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$13,569,615,548 ÷ 13,569,829,081 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,941,394,026 ÷ 2,941,278,882 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$210,555,754
Expenses:
Investment adviser fee (Note 5)		$35,472,217
Administrative personnel and services fee (Note 5)		13,787,813
Custodian fees		538,058
Transfer and dividend disbursing agent fees and expenses		400,286
Directors'/Trustees' fees		116,875
Auditing fees		20,056
Legal fees		7,356
Portfolio accounting fees		175,000
Shareholder services fee--Institutional Service Shares (Note 5)		5,359,710
Account administration fee--Institutional Service Shares		5,715,158
Share registration costs		470,856
Printing and postage		47,624
Insurance premiums		32,124
Temporary guarantee program insurance		4,416,989
Miscellaneous		38,587
TOTAL EXPENSES		66,598,709
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(14,469,795)
Waiver of administrative personnel and services fee	(290,634)
Waiver of shareholder services fee--Institutional Service Shares	(107,013)
Reimbursement of shareholder services fee--Institutional Service Shares	(48,732)
TOTAL WAIVERS AND REIMBURSEMENT		(14,916,174)
Net expenses			51,682,535
Net investment income			$158,873,219

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$158,873,219	$256,696,370
Distributions to Shareholders:
Institutional Shares	(124,766,486)	(174,178,202)
Institutional Service Shares	(34,144,668)	(82,608,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(158,911,154)	(256,786,220)
Share Transactions:
Proceeds from sale of shares	69,651,345,742	33,114,176,516
Net asset value of shares issued to shareholders in payment of distributions declared	94,786,604	124,068,747
Cost of shares redeemed	(63,899,392,717)	(26,784,952,126)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,846,739,629	6,453,293,137
Change in net assets	5,846,701,694	6,453,203,287
Net Assets:
Beginning of period	10,664,307,880	4,211,104,593
End of period (including distributions in excess of net investment income of $(107,766) and $(69,831), respectively)	$16,511,009,574	$10,664,307,880

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,499,022,014	$57,499,022,014	25,531,675,371	$25,531,675,371
Shares issued to shareholders in payment of distributions declared	82,580,667	82,580,667	107,371,675	107,371,675
Shares redeemed	(51,655,359,973)	(51,655,359,973)	(20,057,732,456)	(20,057,732,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,926,242,708	$5,926,242,708	5,581,314,590	$5,581,314,590

Year Ended July 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,152,323,728	$12,152,323,728	7,582,501,145	$7,582,501,145
Shares issued to shareholders in payment of distributions declared	12,205,937	12,205,937	16,697,072	16,697,072
Shares redeemed	(12,244,032,744)	(12,244,032,744)	(6,727,219,670)	(6,727,219,670)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(79,503,079)	$(79,503,079)	871,978,547	$871,978,547
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,846,739,629	$5,846,739,629	6,453,293,137	$6,453,293,137

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income [1]	$158,911,154	$256,786,220

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(107,766)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $14,469,795 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $290,634 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $48,732 of shareholder services fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $107,013 of Service Fees. This voluntary waiver can be modified or terminated at any time. For the year ended July 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,310,072,550 and $294,997,622, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2009, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Obligations Tax-Managed Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Taxed-Managed Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 TRUSTEE Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2009

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Government ObligationsTax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

33517 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations
Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008		2007 [1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.034		0.048	0.039	0.019
Less Distributions:
Distributions from net investment income	(0.008)	(0.034)		(0.048)	(0.039)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.84%	3.44%		4.92%	3.96%	1.92%

Ratios to Average Net Assets:
Net expenses	0.48%	0.45	% [3]	0.45%	0.45%	0.45%
Net investment income	0.71%	3.13%		4.81%	3.90%	1.90%
Expense waiver/reimbursement [4]	0.09%	0.09%		0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,941,394	$3,020,861		$2,148,776	$2,010,881	$1,797,876

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 was 0.45% after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,000.50	$2.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.46	$2.36

1 Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	87.5%
U.S. Treasury Securities	12.8%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.5%
8-30 Days	29.1%
31-90 Days	26.4%
91-180 Days	13.2%
181 Days or more	5.1%
Other Assets and Liabilities - Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		GOVERNMENT AGENCIES--87.5%
$2,217,000,000	[1]	Federal Farm Credit System Discount Notes, 0.150% - 2.880%, 8/6/2009 - 7/27/2010	$2,213,705,604
3,566,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.139% - 2.450%, 8/1/2009 -10/9/2009	3,565,892,594
388,104,000		Federal Farm Credit System Notes, 0.500% - 7.375%, 8/3/2009 - 8/3/2010	388,928,085
4,059,442,000	[1]	Federal Home Loan Bank System Discount Notes, 0.100% - 3.200%, 8/3/2009 - 2/17/2010	4,057,170,334
3,746,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.194% - 0.886%, 8/3/2009 - 10/5/2009	3,745,445,440
378,735,000		Federal Home Loan Bank System Notes, 0.330% - 4.500%, 8/18/2009 - 4/20/2010	379,858,422
106,552,000	[1]	Tennessee Valley Authority Discount Notes, 0.139% - 0.190%, 8/6/2009 - 9/17/2009	106,548,444
		TOTAL GOVERNMENT AGENCIES	14,457,548,923
		U.S. TREASURY--12.8%
500,000,000	[1]	United States Treasury Bill, 0.180%, 10/29/2009	499,777,500
200,000,000	[1]	United States Treasury Bill, 0.285%, 11/19/2009	199,825,833
100,000,000		United States Treasury Note, 3.625%, 10/31/2009	100,813,361
150,000,000		United States Treasury Note, 4.000%, 8/31/2009	150,463,623
425,000,000		United States Treasury Note, 4.625%, 11/15/2009	430,315,519
728,000,000		United States Treasury Notes, 4.875% - 6.000%, 8/15/2009	729,386,827
		TOTAL U.S. TREASURY	2,110,582,663
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [3]	16,568,131,586
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [4]	(57,122,012)
		TOTAL NET ASSETS--100%	$16,511,009,574

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$--	$ 14,457,548,923	$--	$ 14,457,548,923
U.S. Treasury	--	2,110,582,663	--	2,110,582,663
TOTAL SECURITIES	$--	$16,568,131,586	$--	$16,568,131,586

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$16,568,131,586
Cash		5,705,764
Income receivable		32,765,184
Receivable for shares sold		1,403,733
Prepaid temporary guarantee program insurance		661,872
TOTAL ASSETS		16,608,668,139
Liabilities:
Payable for investments purchased	$95,384,944
Income distribution payable	783,140
Payable for shares redeemed	342,561
Payable for shareholder services fee (Note 5)	345,515
Accrued expenses	802,405
TOTAL LIABILITIES		97,658,565
Net assets for 16,511,107,963 shares outstanding		$16,511,009,574
Net Assets Consist of:
Paid-in capital		$16,511,117,340
Distributions in excess of net investment income		(107,766)
TOTAL NET ASSETS		$16,511,009,574
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$13,569,615,548 ÷ 13,569,829,081 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,941,394,026 ÷ 2,941,278,882 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$210,555,754
Expenses:
Investment adviser fee (Note 5)		$35,472,217
Administrative personnel and services fee (Note 5)		13,787,813
Custodian fees		538,058
Transfer and dividend disbursing agent fees and expenses		400,286
Directors'/Trustees' fees		116,875
Auditing fees		20,056
Legal fees		7,356
Portfolio accounting fees		175,000
Shareholder services fee--Institutional Service Shares (Note 5)		5,359,710
Account administration fee--Institutional Service Shares		5,715,158
Share registration costs		470,856
Printing and postage		47,624
Insurance premiums		32,124
Temporary guarantee program insurance		4,416,989
Miscellaneous		38,587
TOTAL EXPENSES		66,598,709
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(14,469,795)
Waiver of administrative personnel and services fee	(290,634)
Waiver of shareholder services fee--Institutional Service Shares	(107,013)
Reimbursement of shareholder services fee--Institutional Service Shares	(48,732)
TOTAL WAIVERS AND REIMBURSEMENT		(14,916,174)
Net expenses			51,682,535
Net investment income			$158,873,219

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$158,873,219	$256,696,370
Distributions to Shareholders:
Institutional Shares	(124,766,486)	(174,178,202)
Institutional Service Shares	(34,144,668)	(82,608,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(158,911,154)	(256,786,220)
Share Transactions:
Proceeds from sale of shares	69,651,345,742	33,114,176,516
Net asset value of shares issued to shareholders in payment of distributions declared	94,786,604	124,068,747
Cost of shares redeemed	(63,899,392,717)	(26,784,952,126)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,846,739,629	6,453,293,137
Change in net assets	5,846,701,694	6,453,203,287
Net Assets:
Beginning of period	10,664,307,880	4,211,104,593
End of period (including distributions in excess of net investment income of $(107,766) and $(69,831), respectively)	$16,511,009,574	$10,664,307,880

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,499,022,014	$57,499,022,014	25,531,675,371	$25,531,675,371
Shares issued to shareholders in payment of distributions declared	82,580,667	82,580,667	107,371,675	107,371,675
Shares redeemed	(51,655,359,973)	(51,655,359,973)	(20,057,732,456)	(20,057,732,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,926,242,708	$5,926,242,708	5,581,314,590	$5,581,314,590

Year Ended July 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,152,323,728	$12,152,323,728	7,582,501,145	$7,582,501,145
Shares issued to shareholders in payment of distributions declared	12,205,937	12,205,937	16,697,072	16,697,072
Shares redeemed	(12,244,032,744)	(12,244,032,744)	(6,727,219,670)	(6,727,219,670)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(79,503,079)	$(79,503,079)	871,978,547	$871,978,547
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,846,739,629	$5,846,739,629	6,453,293,137	$6,453,293,137

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income [1]	$158,911,154	$256,786,220

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(107,766)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $14,469,795 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $290,634 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $48,732 of shareholder services fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $107,013 of Service Fees. This voluntary waiver can be modified or terminated at any time. For the year ended July 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,310,072,550 and $294,997,622, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2009, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Obligations Tax-Managed Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Taxed-Managed Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 TRUSTEE Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2009

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Government ObligationsTax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N849

39009 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.029	0.044	0.035	0.015
Less Distributions:
Distributions from net investment income	(0.005)	(0.029)	(0.044)	(0.035)	(0.015)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.50%	2.94%	4.49%	3.53%	1.47%

Ratios to Average Net Assets:

Net expenses	0.84%	0.92%	0.92%	0.93%	0.92%

Net investment income	0.50%	2.91%	4.40%	3.47%	1.42%

Expense waiver/reimbursement[2]	0.34%	0.27%	0.28%	0.29%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$226,330	$246,375	$249,100	$258,486	$270,162

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.020	0.035	0.026	0.006
Less Distributions:
Distributions from net investment income	(0.001)	(0.020)	(0.035)	(0.026)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.12%	2.02%	3.56%	2.61%	0.62%

Ratios to Average Net Assets:

Net expenses	1.17%	1.82%	1.82%	1.83%	1.75%

Net investment income	0.09%	1.96%	3.50%	2.51%	0.52%

Expense waiver/reimbursement[2]	0.76%	0.12%	0.14%	0.14%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$44,967	$35,707	$30,839	$41,481	$54,502

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended 7/31/2005 [1]
	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.020	0.035	0.026	0.003
Less Distributions:
Distributions from net investment income	(0.001)	(0.020)	(0.035)	(0.026)	(0.003)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.13%	2.06%	3.60%	2.61%	0.33%

Ratios to Average Net Assets:

Net expenses	1.15%	1.79%	1.79%	1.82%	1.82%[3]

Net investment income	0.08%	1.70%	3.53%	2.73%	1.46%[3]

Expense waiver/reimbursement[4]	0.77%	0.12%	0.14%	0.14%	0.00%[3,5]

Supplemental Data:

Net assets, end of period (000 omitted)	$14,911	$10,390	$3,563	$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended 7/31/2005 [1]
	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.029	0.044	0.035	0.006
Less Distributions:
Distributions from net investment income	(0.005)	(0.029)	(0.044)	(0.035)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.50%	2.94%	4.49%	3.53%	0.56%

Ratios to Average Net Assets:

Net expenses	0.82%	0.92%	0.92%	0.94%	0.92%[3]

Net investment income	0.39%	2.35%	4.43%	3.46%	3.57%[3]

Expense waiver/reimbursement[4]	0.36%	0.20%	0.18%	0.28%	0.15%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,079	$1,365	$507	$184	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual:

Class A Shares	$1,000	$1,000.10	$3.52

Class B Shares	$1,000	$1,000.00	$3.62

Class C Shares	$1,000	$1,000.00	$3.67

Class F Shares	$1,000	$1,000.10	$3.52

Hypothetical (assuming a 5% return before expenses):

Class A Shares	$1,000	$1,021.27	$3.56

Class B Shares	$1,000	$1,021.17	$3.66

Class C Shares	$1,000	$1,021.12	$3.71

Class F Shares	$1,000	$1,021.27	$3.56

1 Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.71%

Class B Shares	0.73%

Class C Shares	0.74%

Class F Shares	0.71%

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[2]

Actual:

Class A Shares	$1,000	$1,000.10	$4.61

Class B Shares	$1,000	$1,000.00	$9.07

Class C Shares	$1,000	$1,000.00	$9.07

Class F Shares	$1,000	$1,000.10	$4.61

Hypothetical (assuming a 5% return before expenses):

Class A Shares	$1,000	$1,020.18	$4.66

Class B Shares	$1,000	$1,015.72	$9.15

Class C Shares	$1,000	$1,015.72	$9.15

Class F Shares	$1,000	$1,020.18	$4.66

2 Expenses are equal to the Fund’s current annualized net expense ratios (as reflected in the Fund’s Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid using the fees shown below as if they had been in effect throughout the most recent one-half year period). The annualized current expense ratios are as follows:

Class A Shares	0.93%

Class B Shares	1.83%

Class C Shares	1.83%

Class F Shares	0.93%

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

U.S. Government Agency Securities	50.1%

Repurchase Agreements	48.2%

U.S. Treasury Securities	2.2%

Other Assets and Liabilities--Net[2]	(0.5)%

TOTAL	100.0%

At July 31, 2009, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	43.3%

8-30 Days	25.7%

31-90 Days	13.3%

91-180 Days	8.2%

181 Days or more	10.0%

Other Assets and Liabilities--Net[2]	(0.5)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value

		GOVERNMENT AGENCIES--50.1%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.212%, 8/8/2009	$1,500,000
15,750,000	[2]	Federal Home Loan Bank System Discount Notes, 0.220% - 3.200%, 8/6/2009 - 1/11/2010	15,722,206
41,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.218% - 2.814%, 8/3/2009 - 10/26/2009	40,991,623
14,000,000		Federal Home Loan Bank System Notes, 0.290% - 3.000%, 11/20/2009 - 8/4/2010	14,006,699
18,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 3/16/2010	18,469,986
20,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.215% - 0.816%, 8/3/2009 - 9/10/2009	20,497,903
2,000,000		Federal Home Loan Mortgage Corp. Notes, 7.000%, 3/15/2010	2,080,809
14,250,000	[2]	Federal National Mortgage Association Discount Notes, 0.200% - 3.200%, 10/1/2009 - 7/12/2010	14,223,644
10,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.410% - 0.883%, 8/3/2009 - 8/12/2009	10,498,682
6,500,000		Federal National Mortgage Association Notes, 0.280% - 7.250%, 9/15/2009 - 1/15/2010	6,584,740

		TOTAL GOVERNMENT AGENCIES	144,576,292

		U.S. TREASURY--2.2%
6,250,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	6,230,088

		REPURCHASE AGREEMENTS--48.2%
13,000,000	[3]	Interest in $3,200,000,000 joint repurchase agreement 0.23%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,201,206,222 on 9/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $3,277,804,573.	13,000,000
5,000,000	[3]	Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,750,311,111 on 8/25/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,798,862,359.	5,000,000
10,817,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	10,817,000
		REPURCHASE AGREEMENTS--continued
$14,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,053,432,387.	$14,000,000
14,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,092,361 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,575,032,569.	14,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.16%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $2,000,062,222 on 8/4/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $2,040,054,401.	10,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/24/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,000,172,222 on 8/24/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,020,056,667.	3,000,000
10,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 7/20/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,131,250 on 8/20/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $765,058,012.	10,000,000
3,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.21%, dated 7/27/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,140,000 on 8/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $816,028,561.	3,000,000
3,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 7/17/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,207,958 on 8/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,074,865,311.	3,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,001,833 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $102,043,886.	25,000,000
		REPURCHASE AGREEMENTS--continued
$14,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/3/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,052,917,202.	$14,000,000
14,000,000		Interest in $150,000,000 joint repurchase agreement 0.23%, dated 7/31/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,002,875 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $153,127,132.	14,000,000

		TOTAL REPURCHASE AGREEMENTS	138,817,000

		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST)[4]	289,623,380

		OTHER ASSETS AND LIABILITIES -- NET--(0.5)%[5]	(1,336,945)

		TOTAL NET ASSETS--100%	$288,286,435

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilites.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Debt Securities:

Government Agencies	$--	$144,576,292	$--	$144,576,292

U.S. Treasury	--	6,230,088	--	6,230,088

Repurchase Agreements	--	138,817,000	--	138,817,000

TOTAL SECURITIES	$--	$289,623,380	$--	$289,623,380

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in repurchase agreements	$138,817,000
Investments in securities	150,806,380

Total investments in securities, at amortized cost and value		$289,623,380
Cash		921
Income receivable		266,055
Receivable for shares sold		657,440
Prepaid temporary guarantee program insurance (Note 2)		15,314

TOTAL ASSETS		290,563,110

Liabilities:
Payable for investments purchased	1,498,992
Payable for shares redeemed	543,313
Payable for transfer and dividend disbursing agent fees and expenses	116,296
Payable for investment adviser fee	2,321
Payable for Directors’/Trustees’ fees	263
Payable for distribution services fee (Note 5)	75
Payable for shareholder services fee (Note 5)	69,666
Accrued expenses	45,749

TOTAL LIABILITIES		2,276,675

Net assets for 288,341,364 shares outstanding		$288,286,435

Net Assets Consist of:
Paid-in capital		$288,286,435

TOTAL NET ASSETS		$288,286,435

Net Asset Value and Offering Price Per Share
Class A Shares:
$226,330,422 ÷ 226,387,502 shares outstanding, no par value, unlimited shares authorized		$1.00

Class B Shares:
$44,966,677 ÷ 44,966,006 shares outstanding, no par value, unlimited shares authorized		$1.00

Class C Shares:
$14,910,793 ÷ 14,909,169 shares outstanding, no par value, unlimited shares authorized		$1.00

Class F Shares:
$2,078,543 ÷ 2,078,687 shares outstanding, no par value, unlimited shares authorized		$1.00

Redemption Proceeds Per Share:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

Class C Shares (99.00/100 of $1.00)[1]		$0.99

Class F Shares (99.00/100 of $1.00)[1]		$0.99

1 Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$4,265,147

Expenses:
Investment adviser fee (Note 5)		$1,617,354
Administrative personnel and services fee (Note 5)		270,000
Custodian fees		30,361
Transfer and dividend disbursing agent fees and expenses		709,862
Directors’/Trustees’ fees		2,581
Auditing fees		18,401
Legal fees		5,884
Portfolio accounting fees		114,204
Distribution services fee--Class B Shares (Note 5)		376,415
Distribution services fee--Class C Shares (Note 5)		138,144
Shareholder services fee--Class A Shares (Note 5)		630,064
Shareholder services fee--Class B Shares (Note 5)		125,472
Shareholder services fee--Class C Shares (Note 5)		44,312
Shareholder services fee--Class F Shares (Note 5)		5,026
Share registration costs		89,888
Printing and postage		55,589
Insurance premiums		5,010
Miscellaneous		104,743

TOTAL EXPENSES		4,343,310

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(488,509)
Waiver of administrative personnel and services fee	(23,840)
Reimbursement of distribution services fee--Class B Shares	(210,202)
Reimbursement of distribution services fee--Class C Shares	(79,323)
Waiver of shareholder services fee--Class A Shares	(140,866)
Waiver of shareholder services fee--Class C Shares	(24,127)
Waiver of shareholder services fee--Class F Shares	(1,336)
Reimbursement of shareholder services fee--Class A Shares	(338,266)
Reimbursement of shareholder services fee--Class B Shares	(94,207)
Reimbursement of shareholder services fee--Class C Shares	(10,523)
Reimbursement of shareholder services fee--Class F Shares	(2,623)

TOTAL WAIVERS AND REIMBURSEMENTS		(1,413,822)

Net expenses			2,929,488

Net investment income			$1,335,659

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,335,659	$8,107,514

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,267,460)	(7,305,642)
Class B Shares	(46,460)	(668,333)
Class C Shares	(15,051)	(114,899)
Class F Shares	(7,898)	(19,014)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,336,869)	(8,107,888)

Share Transactions:
Proceeds from sale of shares	246,470,373	261,048,206
Net asset value of shares issued to shareholders in payment of distributions declared	1,259,087	7,556,410
Cost of shares redeemed	(253,279,453)	(258,776,623)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,549,993)	9,827,993

Change in net assets	(5,551,203)	9,827,619

Net Assets:
Beginning of period	293,837,638	284,010,019

End of period including undistributed net investment income of $0 and $1,210, respectively)	$288,286,435	$293,837,638

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund’s Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	163,161,233	$163,161,233	210,589,419	$210,589,419
Shares issued to shareholders in payment of distributions declared	1,196,624	1,196,624	6,840,576	6,840,576
Shares redeemed	(184,401,075)	(184,401,075)	(220,155,400)	(220,155,400)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(20,043,218)	$(20,043,218)	(2,725,405)	$(2,725,405)

Year Ended July 31	2009		2008

Class B Shares:	Shares	Amount	Shares	Amount

Shares sold	50,779,803	$50,779,803	31,815,719	$31,815,719
Shares issued to shareholders in payment of distributions declared	41,408	41,408	590,695	590,695
Shares redeemed	(41,561,976)	(41,561,976)	(27,537,563)	(27,537,563)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	9,259,235	$9,259,235	4,868,851	$4,868,851

Year Ended July 31	2009		2008

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	30,173,796	$30,173,796	16,338,374	$16,338,374
Shares issued to shareholders in payment of distributions declared	13,415	13,415	107,971	107,971
Shares redeemed	(25,666,976)	(25,666,976)	(9,619,279)	(9,619,279)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,520,235	$4,520,235	6,827,066	$6,827,066

Year Ended July 31	2009		2008

Class F Shares:	Shares	Amount	Shares	Amount

Shares sold	2,355,541	$2,355,541	2,304,694	$2,304,694
Shares issued to shareholders in payment of distributions declared	7,640	7,640	17,168	17,168
Shares redeemed	(1,649,426)	(1,649,426)	(1,464,381)	(1,464,381)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	713,755	$713,755	857,481	$857,481

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,549,993)	$(5,549,993)	9,827,993	$9,827,993

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income	$1,336,869	$8,107,888

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $488,509 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $23,840 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Class B Shares	0.75%

Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FSC voluntarily waived $289,525 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2009, FSC retained $8,351 of CDSC relating to redemptions of Class C Shares and $2,256 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $445,619 of shareholder services fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $166,329 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights, but excluding expenses related to the Temporary Guarantee Program and other extraordinary expenses) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93%, respectively, for the fiscal year ending July 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Liberty U.S. Government Money Market Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex;

Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, Audit Committee; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since July 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund’s Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2009

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8042603 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Money Market Management

Established 1974

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Eagle Shares
Premier Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Eagle Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.036	0.042	0.032	0.012
Net realized gain on investments	--	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.036	0.042	0.032	0.012

Less Distributions:
Distributions from net investment income	(0.017)	(0.036)	(0.042)	(0.032)	(0.012)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.67%	3.64%	4.26%	3.29%	1.22%

Ratios to Average Net Assets:

Net expenses	0.41%	0.53%	1.22%	1.22%	1.22%

Net investment income	1.71%	3.55%	4.19%	3.22%	1.19%

Expense waiver/reimbursement[3]	1.29%	0.78%	0.66%	0.56%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$35,007	$50,576	$35,555	$36,597	$41,519

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Premier Shares

(For a Share Outstanding Throughout the Period)1

Year Ended 7/31/2009

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.019
Less Distributions:
Distributions from net investment income	(0.019)

Net Asset Value, End of Period	$1.00

Total Return[2]	1.89%

Ratios to Average Net Assets:

Net expenses	0.19%

Net investment income	0.99%

Expense waiver/reimbursement[3]	0.56%

Supplemental Data:

Net assets, end of period (000 omitted)	$0 [4]

1 The Fund began offering Premier Shares on July 28, 2008. At the period end of July 31, 2008, Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual:

Eagle Shares	$1,000	$1,004.10	$2.24

Premier Shares	$1,000	$1,005.40	$1.09

Hypothetical (assuming a 5% return before expenses):

Eagle Shares	$1,000	$1,022.56	$2.26

Premier Shares	$1,000	$1,023.70	$1.10

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Eagle Shares	0.45%

Premier Shares	0.22%

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Commercial Paper and Notes	36.4%

Bank Instruments	30.0%

Variable Rate Instruments	26.2%

Repurchase Agreement	7.4%

Other Assets and Liabilities--Net[2]	(0.0)%[5]

TOTAL	100.0%

At July 31, 2009, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	30.6%[4]

8-30 Days	18.0%

31-90 Days	33.6%

91-180 Days	14.9%

181 Days or more	2.9%

Other Assets and Liabilities--Net[2]	(0.0)%[5]

TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically. See the Fund’s Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements, bank instruments and other securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 16.7% of the Fund’s portfolio.

5 Represents less than 0.1%.

Portfolio of Investments

July 31, 2009

Principal Amount			Value

		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.8%
$16,367		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	$16,367
273,367		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	273,367

		TOTAL ASSET-BACKED SECURITIES	289,734

		CERTIFICATES OF DEPOSIT--30.0%
		Finance - Banking--30.0%
1,700,000		Banco Bilbao Vizcaya Argentaria SA, 0.705%, 12/7/2009	1,700,030
1,600,000		Bank of America N.A., 0.350% - 0.400%, 8/20/2009 - 10/13/2009	1,600,000
1,700,000		Barclays Bank PLC, 0.750% - 0.800%, 9/11/2009 - 1/19/2010	1,700,000
300,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	300,000
1,000,000		Calyon, Paris, 0.420%, 8/26/2009	1,000,000
1,700,000		Societe Generale, Paris, 0.500% - 0.620%, 11/23/2009 - 2/1/2010	1,700,000
1,000,000		State Street Bank and Trust Co., 0.350%, 10/7/2009	1,000,000
1,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	1,000,005
500,000		Toronto Dominion Bank, 1.500%, 12/14/2009	500,000

		TOTAL CERTIFICATES OF DEPOSIT	10,500,035

		COLLATERALIZED LOAN AGREEMENTS--9.3%
		Finance - Banking--9.3%
1,500,000		Citigroup Global Markets, Inc., 0.590%, 8/3/2009	1,500,000
1,750,000		Deutsche Bank Securities, Inc., 0.690%, 8/3/2009	1,750,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,250,000

		COMMERCIAL PAPER--24.9%[1]
		Finance - Automotive--4.9%
1,700,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.250%, 8/14/2009	1,699,233

		Finance - Banking--14.3%
600,000		ABN AMRO N.A. Finance, Inc., (GTD by ABN AMRO Bank NV, Amsterdam), 0.290%, 8/20/2009	599,908
1,000,000	[2,3]	Danske Corp., Inc., 0.380%, 9/25/2009	999,419
1,700,000		ING (U.S.) Funding LLC, 0.430%, 9/8/2009	1,699,228
1,700,000	[2,3]	Landesbank Hessen-Thueringen, 0.650%, 9/2/2009	1,699,018

		TOTAL	4,997,573

		Finance - Retail--5.7%
1,000,000	[2,3]	Alpine Securitization Corp., 0.400%, 9/21/2009	999,433
1,000,000	[2,3]	Yorktown Capital LLC, 0.330%, 10/14/2009	999,322

		TOTAL	1,998,755

		TOTAL COMMERCIAL PAPER	8,695,561

		GOVERNMENT AGENCY--1.4%
		Government Agency--1.4%
$500,000		Federal Home Loan Bank System, 0.800%, 6/22/2010	$500,000

		NOTES - VARIABLE--26.2%[4]
		Finance - Banking--22.0%
2,400,000		Bank of Montreal, 0.700%, 8/4/2009	2,400,000
1,000,000		J.P. Morgan Chase & Co., 0.785%, 10/2/2009	999,491
1,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.290%, 8/6/2009	1,000,000
500,000		Svenska Handelsbanken, Stockholm, 0.808%, 8/6/2009	500,000
1,000,000		Wachovia Bank N.A., 0.330%, 8/3/2009	999,270
800,000		Wells Fargo & Co., 0.729%, 9/15/2009	799,047

		TOTAL	7,697,808

		Finance - Commercial--4.2%
1,500,000		General Electric Capital Corp., 0.342% - 1.016%, 8/10/2009	1,483,228

		TOTAL NOTES - VARIABLE	9,181,036

		REPURCHASE AGREEMENT--7.4%
2,597,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	2,597,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[5]	35,013,366

		OTHER ASSETS AND LIABILITIES - NET--(0.0)%[6]	(5,976)

		TOTAL NET ASSETS--100%	$35,007,390

1 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $4,697,192, which represented 13.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $4,697,192, which represented 13.4% of total net assets.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Debt Securities:

Asset-Backed	$--	$289,734	$--	$289,734

Certificates of Deposit	--	10,500,035	--	10,500,035

Collateralized Loan Agreements	--	3,250,000	--	3,250,000

Commercial Paper	--	8,695,561	--	8,695,561

Government Agency	--	500,000	--	500,000

Notes--Variable	--	9,181,036	--	9,181,036

Repurchase Agreement	--	2,597,000	--	2,597,000

TOTAL SECURITIES	$--	$35,013,366	$--	$35,013,366

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$35,013,366
Cash		7,994
Income receivable		25,547
Receivable for shares sold		57,401
Prepaid temporary guarantee program insurance (Note 2)		2,280

TOTAL ASSETS		35,106,588

Liabilities:
Payable for shares redeemed	$45,122
Payable for portfolio accounting fees	10,636
Payable for transfer and dividend disbursing agent fees and expenses	19,222
Payable for Directors’/Trustees’ fees	162
Payable for shareholder services fee (Note 5)	18,044
Payable for share registration costs	4,109
Income distribution payable	305
Accrued expenses	1,598

TOTAL LIABILITIES		99,198

Net assets for 35,007,074 shares outstanding		$35,007,390

Net Assets Consist of:
Paid-in capital		$35,007,450
Distributions in excess of net investment income		(60)

TOTAL NET ASSETS		$35,007,390

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:

$35,007,290 ÷ 35,006,974 shares outstanding, no par value, unlimited shares authorized		$1.00

Premier Shares:

$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$798,617

Expenses:
Investment adviser fee (Note 5)		$75,380
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		7,006
Transfer and dividend disbursing agent fees and expenses		87,930
Directors’/Trustees’ fees		750
Auditing fees		18,400
Legal fees		4,165
Portfolio accounting fees		59,962
Shareholder services fee--Eagle Shares (Note 5)		82,743
Share registration costs		55,334
Printing and postage		22,706
Insurance premiums		4,449
Miscellaneous		32,510

TOTAL EXPENSES		641,335

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(75,380)
Waiver of administrative personnel and services fee	(34,623)
Reimbursement of other operating expenses	(377,440)

TOTAL WAIVERS AND REIMBURSEMENT		(487,443)

Net expenses			153,892

Net investment income			$644,725

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$644,725	$1,673,262
Net realized gain on investments	--	62,698

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	644,725	1,735,960

Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	(644,906)	(1,672,558)
Premier Shares	(1)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(644,907)	(1,672,558)

Share Transactions:
Proceeds from sale of shares	24,303,932	58,035,798
Net asset value of shares issued to shareholders in payment of distributions declared	567,457	1,241,566
Cost of shares redeemed	(40,439,614)	(44,319,763)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,568,225)	14,957,601

Change in net assets	(15,568,407)	15,021,003

Net Assets:
Beginning of period	50,575,797	35,554,794

End of period (including undistributed (distributions in excess of) net investment income of $(60) and $122, respectively)	$35,007,390	$50,575,797

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

Effective July 28, 2008, the Fund began offering Premier Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds
(the “Program”) offered by the U.S. Treasury Department (the “Treasury”) through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund’s Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 7/31/2009		Year Ended 7/31/2008

Eagle Shares:	Shares	Amount	Shares	Amount

Shares sold	24,303,935	$24,303,932	58,021,938	$58,035,698
Shares issued to shareholders in payment of distributions declared	567,457	567,457	1,241,566	1,241,566
Shares redeemed	(40,439,614)	(40,439,614)	(44,319,763)	(44,319,763)

NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(15,568,222)	$(15,568,225)	14,943,741	$14,957,501

	Year Ended 7/31/2009		Period Ended 7/31/2008[1]

Premier Shares:	Shares	Amount	Shares	Amount

Shares sold	--	$--	100	$100

NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	--	$--	100	$100

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(15,568,222)	$(15,568,225)	14,943,841	$14,957,601

1 Reflects operations for the period from July 28, 2008 (date of initial investment) to July 31, 2008.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income[1]	$644,907	$1,672,558

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(60)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Prior to October 29, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee of the Fund’s average daily net assets as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $75,380 of its fee and voluntarily reimbursed $377,440 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, FAS waived $34,623 of its fee. The net fee paid to FAS was 0.412% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,620 of Service Fees for the year ended July 31, 2009. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC received $71,929 of fees paid by the Fund. For the year ended July 31, 2009, the Fund’s Premier Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $2,215,000.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities of Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, Audit Committee; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund’s Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm has been the Fund’s Portfolio Manager since April 1997. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2009

MONEY MARKET MANAGEMENT (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211
Cusip 608919775

28876 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009		2008		2007 [1]	2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.015		0.029		0.035	0.030		0.018
Net realized gain (loss) on investments	(0.000	) [2]	0.000	[2]	0.000 [2]	(0.000	) [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.029		0.035	0.030		0.018
Less Distributions:
Distributions from net investment income	(0.015)		(0.029)		(0.035)	(0.030)		(0.018)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--		--
TOTAL DISTRIBUTIONS	(0.015)		(0.029)		(0.035)	(0.030)		(0.018)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [3]	1.52%		2.92%		3.57%	3.01%		1.82%

Ratios to Average Net Assets:
Net expenses	0.22	% [4]	0.18	% [4]	0.18%	0.18%		0.18%
Net investment income	1.41%		2.94%		3.48%	2.99%		1.85%
Expense waiver/reimbursement [5]	0.11%		0.12%		0.12%	0.12%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,950,672		$3,192,965		$4,067,288	$3,490,983		$3,040,759

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,004.10	$1.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.65	$1.15

1 Expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.7%
Municipal Notes	8.9%
Commercial Paper	2.9%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.3%
8-30 Days	3.7%
31-90 Days	2.3%
91-180 Days	1.1%
181 Days or more	4.1%
Other Assets and Liabilities - Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5% [1,2]
		Alabama--2.5%
$2,325,000		Alabama HFA MFH, (Series 2001D), Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	$2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.630%, 8/6/2009	7,840,000
4,180,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 4.310%, 8/6/2009	4,180,000
9,755,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,755,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/6/2009	10,000,000
50,000,000		Columbia, AL, IDB (Series 1997), Daily VRDNs (Alabama Power Co.), 0.450%, 8/3/2009	50,000,000
15,000,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.490%, 8/5/2009	15,000,000
11,100,000		Columbia, AL, IDB PCR (Series 1999-C), Daily VRDNs (Alabama Power Co.), 0.270%, 8/3/2009	11,100,000
16,000,000		Mobile, AL Special Care Facilities Financing Authority (Series 2008-A), Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	16,000,000
1,000,000		Montgomery County, AL, LT GO Warrants (Series 1999), 5.60% Bonds (United States Treasury PRF 9/1/2009@102), 9/1/2024	1,054,375
2,405,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.530%, 8/5/2009	2,405,000
3,335,000		Ridge Improvement District (Elmore County) AL (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 4.000%, 8/6/2009	3,335,000
6,700,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	6,700,000
2,570,000		Tuscaloosa County, AL Park & Recreation Authority (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 2.750%, 8/6/2009	2,570,000
		TOTAL	146,764,375
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--1.3%
$7,500,000		Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.410%, 8/5/2009	$7,500,000
41,620,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.230%, 8/6/2009	41,620,000
25,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	25,008,368
		TOTAL	74,128,368
		Arizona--0.4%
15,975,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank NV LOC), 0.400%, 8/3/2009	15,975,000
1,160,000		Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.490%, 8/6/2009	1,160,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 8/6/2009	4,000,000
		TOTAL	21,135,000
		Arkansas--0.4%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 8/6/2009	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.550%, 8/6/2009	10,900,000
2,000,000		Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	2,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 8/6/2009	7,100,000
		TOTAL	25,630,000
		California--5.3%
17,460,000		Bay Area Toll Authority, CA (Series 2007B-2), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/6/2009	17,460,000
8,385,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 1.010%, 8/6/2009	8,385,000
3,000,000		California Infrastructure & Economic Development Bank (Series 2008B), Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.320%, 8/3/2009	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$620,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.680%, 8/5/2009	$620,000
3,355,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	3,355,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.810%, 8/6/2009	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	5,000,000
3,500,000		California PCFA (Series 2002), Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.810%, 8/6/2009	3,500,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T&W Farms)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	2,940,000
1,430,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	1,430,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B&B Dairy, LLC)/(CoBank, ACB LOC), 0.810%, 8/6/2009	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 0.810%, 8/6/2009	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A&M Farms)/(Wachovia Bank N.A. LOC), 0.810%, 8/6/2009	2,000,000
2,540,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	2,540,000
3,920,000		California PCFA (Series 2006A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.640%, 8/5/2009	3,920,000
2,085,000		California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.860%, 8/5/2009	2,085,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.680%, 8/5/2009	3,395,000
16,840,000		California State (Series 2004 A-4), Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A. New York LOCs), 0.410%, 8/3/2009	16,840,000
28,000,000	[3]	California State, EAGLES (Series 2006-0098), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 1.060%, 8/6/2009	28,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,020,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 0.900%, 8/5/2009	$2,020,000
8,500,000		California Statewide Communities Development Authority (Series 2004J), Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	8,500,000
17,700,000		California Statewide Communities Development Authority (Series 2005), Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.230%, 8/5/2009	17,700,000
4,435,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.000%, 8/6/2009	4,435,000
1,860,000		Concord, CA, MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank N.A. New York LOC), 0.550%, 8/6/2009	1,860,000
1,975,000		Los Angeles, CA Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments), Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America N.A. LOC), 0.430%, 8/3/2009	1,975,000
36,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A. New York LIQ), 0.360%, 8/6/2009	36,000,000
9,000,000		Los Angeles, CA Unified School District (2008 Series A), Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 8/5/2009	9,000,000
30,000,000		Los Angeles, CA Wastewater System, 0.60% CP, Mandatory Tender 8/3/2009	30,000,000
4,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.250%, 8/6/2009	4,000,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank N.A. New York LOC), 0.510%, 8/3/2009	5,300,000
14,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.270%, 8/5/2009	14,000,000
15,000,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34A), Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.000%, 8/5/2009	15,000,000
25,225,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34B), Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.750%, 8/5/2009	25,225,000
10,960,000		Southern California Public Power Authority (Power Projects)/(Series 2009-1: Magnolia Power Project A), Weekly VRDNs (KBC Bank NV LOC), 0.290%, 8/5/2009	10,960,000
		TOTAL	311,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--1.5%
$1,105,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	$1,105,000
5,680,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	5,680,000
2,735,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	2,735,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	2,000,000
410,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/6/2009	410,000
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	1,500,000
15,000,000		Denver, CO City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank NV LOC), 0.440%, 8/5/2009	15,000,000
28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	28,500,000
28,500,000		Denver, CO City & County Department of Aviation (Subseries 2008C3), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	28,500,000
		TOTAL	85,430,000
		Connecticut--0.7%
1,795,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.230%, 8/5/2009	1,795,000
4,600,000		Connecticut Development Authority (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 8/12/2009	4,600,000
500,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.320%, 8/5/2009	500,000
6,985,000		New Britain, CT, 3.00% BANs, 3/30/2010	7,062,602
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,056,560
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,018,945
		TOTAL	38,033,107
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Delaware--2.8%
$78,500,000		Delaware EDA, IDRB (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.440%, 8/3/2009	$78,500,000
73,000,000		Delaware EDA, IDRB (Series D), Daily VRDNs (Motiva Enterprises LLC), 0.600%, 8/3/2009	73,000,000
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.690%, 8/6/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	5,000,000
		TOTAL	163,500,000
		District of Columbia--0.5%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.550%, 8/6/2009	7,500,000
11,340,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	11,340,000
5,300,000		District of Columbia (Series 2007), Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	5,300,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.390%, 8/6/2009	3,795,000
		TOTAL	27,935,000
		Florida--4.9%
28,750,000		Alachua County, FL Health Facilities Authority (Series A), Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	28,750,000
8,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	8,725,000
3,000,000		Florida HFA (Series 2006H), Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 3.080%, 8/6/2009	3,000,000
40,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.700%, 8/5/2009	40,500,000
16,000,000		Highlands County, FL Health Facilities Authority (Series 2006B-2), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.300%, 8/6/2009	16,000,000
1,255,000		Hillsborough County, FL, HFA (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A. New York LOC), 0.510%, 8/5/2009	1,255,000
2,719,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.870%, 8/6/2009	2,719,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$3,500,000	[3,4]	Lee County, FL Memorial Health System (Series 2009D), Weekly VRDNs (SunTrust Bank LOC), 1.850%, 8/5/2009	$3,500,000
4,845,000		Leesburg, FL Hospital Authority (Series 2008A), Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	4,845,000
10,800,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145), Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.560%, 8/6/2009	10,800,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.510%, 8/6/2009	25,000,000
34,300,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A. New York LIQ), 0.590%, 8/6/2009	34,300,000
77,745,000		Orlando & Orange County Expressway Authority, FL (Subseries 2008B-2), Weekly VRDNs (SunTrust Bank LOC), 1.500%, 8/6/2009	77,745,000
7,700,000		Palm Beach County, FL Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/(Citibank N.A. New York LOC), 0.750%, 8/5/2009	7,700,000
3,245,000		Pasco County, FL Educational Facilities Authority (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.750%, 8/7/2009	3,245,000
19,385,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/3/2009	19,385,000
		TOTAL	287,469,000
		Georgia--4.4%
53,970,000		Albany-Dougherty County, GA Hospital Authority (Series 2008B), Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 1.000%, 8/3/2009	53,970,000
10,850,000		Athens-Clarke County, GA, IDA (Series 2001), Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.600%, 8/3/2009	10,850,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	3,000,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.660%, 8/6/2009	5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 4.000%, 8/6/2009	3,000,000
5,540,000		Clayton County, GA, Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	5,540,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$6,000,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.050%, 8/5/2009	$6,000,000
9,300,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,300,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.940%, 8/6/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.590%, 8/6/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	7,475,000
11,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.580%, 8/6/2009	11,000,000
780,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 2.100%, 8/5/2009	780,000
15,000,000		Fayette County, GA, Hospital Authority (Series 2007), Weekly VRDNs (Fayette Community Hospital)/(SunTrust Bank LOC), 1.850%, 8/5/2009	15,000,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	16,000,000
900,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	900,000
1,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,475,000
2,750,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 8/6/2009	2,750,000
16,830,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 2.050%, 8/5/2009	16,830,000
14,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.750%, 8/6/2009	14,430,000
1,500,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Walton Ridenour Apts)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,500,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 2.290%, 8/5/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.590%, 8/6/2009	19,000,000
		TOTAL	254,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--2.2%
$1,050,000		Arlington Heights, IL (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.800%, 8/6/2009	$1,050,000
5,600,000		Chicago, IL, MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,600,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 0.840%, 8/6/2009	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990), Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.400%, 8/5/2009	3,000,000
980,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 8/5/2009	980,000
1,410,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.820%, 8/6/2009	1,410,000
450,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	450,000
3,695,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	3,695,000
3,170,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.080%, 8/5/2009	3,170,000
1,100,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,100,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.810%, 8/6/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.800%, 8/6/2009	3,140,000
4,540,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	4,540,000
2,640,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.170%, 8/5/2009	2,640,000
1,365,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/6/2009	1,365,000
7,425,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.480%, 8/6/2009	7,425,000
1,170,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,170,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.500%, 8/6/2009	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.800%, 8/6/2009	$5,600,000
960,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/6/2009	960,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98% TOBs, Mandatory Tender 8/1/2009	14,500,000
8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 0.500%, 8/5/2009	8,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.620%, 8/6/2009	25,000,000
1,200,000		Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc. LLC)/(Northern Trust Co., Chicago, IL LOC), 0.500%, 8/5/2009	1,200,000
1,110,000		Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.420%, 8/6/2009	1,110,000
3,980,000		Peoria, IL (Series 2000), Weekly VRDNs (Peoria Academy Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	3,980,000
920,000		Quad Cities, IL Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.800%, 8/6/2009	920,000
1,800,000		Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/5/2009	1,800,000
1,400,000		Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	1,400,000
1,409,000		West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/6/2009	1,409,000
500,000		Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.380%, 8/6/2009	500,000
		TOTAL	128,704,000
		Indiana--3.8%
4,485,000		Angola, IN Educational Facilities (Series 2006), Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,485,000
15,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,055,632
645,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/6/2009	645,000
4,100,000		Gary/Chicago, IN International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.670%, 8/6/2009	4,100,000
775,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	775,000
2,000,000		Indiana Development Finance Authority (Series 2001), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$900,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	$900,000
19,820,000		Indiana Development Finance Authority (Series 2002), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	19,820,000
2,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/6/2009	2,800,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB&B LLC)/(Harris, N.A. LOC), 0.800%, 8/6/2009	6,095,000
10,000,000		Indiana State Finance Authority - Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	10,000,000
60,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.100%, 8/3/2009	60,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/5/2009	9,750,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-7), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.750%, 8/3/2009	20,000,000
5,000,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	5,000,000
1,300,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.900%, 8/5/2009	1,300,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	6,500,000
14,510,000		Jasper, IN Hospital Authority (Series 2008), Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	14,510,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.540%, 8/6/2009	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	1,000,000
10,000,000		Spencer County, IN, PCA (Series 1998), Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$1,700,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/6/2009	$1,700,000
1,600,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	1,600,000
		TOTAL	223,070,632
		Iowa--0.2%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.760%, 8/6/2009	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.760%, 8/6/2009	6,000,000
500,000		Iowa Higher Education Loan Authority (Series 2008), Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 8/6/2009	500,000
2,640,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,640,000
		TOTAL	14,440,000
		Kansas--1.0%
7,274,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	7,274,000
3,430,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.410%, 8/6/2009	9,285,000
10,000,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.480%, 8/6/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
19,300,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	19,303,135
		TOTAL	59,292,135
		Kentucky--0.9%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	8,500,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 8/6/2009	2,245,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 8/6/2009	5,500,000
200,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--continued
$3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.500%, 8/6/2009	$3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,075,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 8/6/2009	5,740,000
1,450,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 6.000%, 8/6/2009	1,450,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 8/6/2009	8,000,000
10,000,000		Somerset, KY, Industrial Building (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/6/2009	10,000,000
		TOTAL	50,710,000
		Louisiana--3.5%
18,800,000		Calcasieu Parish, LA, IDB (Series 1994), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.420%, 8/3/2009	18,800,000
2,730,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	2,730,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.750%, 8/6/2009	5,000,000
4,630,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.500%, 8/6/2009	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.530%, 8/5/2009	4,000,000
10,450,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	10,450,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.480%, 8/3/2009	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 8/3/2009	34,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	40,000,000
25,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.430%, 8/3/2009	25,000,000
12,000,000		Louisiana State Offshore Terminal Authority (Series 2003A), Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.600%, 8/3/2009	12,000,000
10,000,000		St. Tammany Parish Development District, LA (Series 2008A), Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	10,000,000
		TOTAL	201,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maine--0.8%
$9,800,000		Cumberland County, ME, 2.00% TANs, 11/13/2009	$9,815,086
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/5/2009	3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.420%, 8/6/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	46,915,086
		Maryland--0.6%
2,730,000		Maryland Community Development Administration - MFH (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.600%, 8/5/2009	2,730,000
4,450,000		Maryland Community Development Administration - MFH (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.600%, 8/5/2009	4,450,000
3,000,000		Maryland Community Development Administration - MFH (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.410%, 8/6/2009	3,000,000
5,900,000		Maryland Community Development Administration - MFH (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.410%, 8/6/2009	5,900,000
3,000,000		Maryland Community Development Administration - Residential Revenue (2008 Series D), Weekly VRDNs (KBC Bank NV LIQ), 0.430%, 8/6/2009	3,000,000
1,500,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	1,500,000
7,420,000	[3,4]	Maryland State Economic Development Corp., SPEARs (DB-635), Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Deutsche Bank AG LIQ), 0.390%, 8/6/2009	7,420,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.600%, 8/7/2009	3,500,000
4,450,000		Montgomery County, MD Housing Opportunities Commission (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.570%, 8/5/2009	4,450,000
		TOTAL	35,950,000
		Massachusetts--1.4%
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.35% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/14/2009	10,000,000
1,965,000		Massachusetts Development Finance Agency (Series 2004), 1.60% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/14/2009	1,965,000
5,000,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.320%, 8/6/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$4,400,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.360%, 8/6/2009	$4,400,000
1,900,000		Massachusetts HEFA (Series A-1), Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 2.300%, 8/6/2009	1,900,000
9,805,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	9,805,000
7,500,000		Massachusetts IFA (Series 1992B), 1.20% CP (New England Power Co.), Mandatory Tender 10/15/2009	7,500,000
2,750,000		Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,750,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	4,500,000
3,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	3,000,000
10,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/5/2009	10,000,000
10,000,000		Montachusett, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,000,883
8,845,000		Quincy, MA, 1.50% BANs, 7/30/2010	8,919,243
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,001,091
		TOTAL	83,741,217
		Michigan--1.9%
12,785,000	[3,4]	Detroit, MI City School District, MACON (Series 2006 J), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.710%, 8/6/2009	12,785,000
1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	1,500,000
1,500,000		Michigan Municipal Bond Authority (Series A1), 3.00% Bonds, 8/20/2009	1,501,052
3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	3,280,000
7,250,000		Michigan State, 3.00% RANs, 9/30/2009	7,261,126
37,500,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 8/3/2009	37,500,000
47,600,000		St. Joseph, MI Hospital Finance Authority (Series 2006), Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/6/2009	47,600,000
		TOTAL	111,427,178
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--1.4%
$1,050,000		Blue Earth, MN (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/6/2009	$1,050,000
2,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	2,000,000
6,000,000		Eden Prairie, MN, MFH (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	6,000,000
5,205,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.390%, 8/6/2009	5,205,000
4,790,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	4,790,000
3,020,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	3,020,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	24,390,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	11,000,000
5,000,000		St. Anthony, MN (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	5,000,000
975,000		St. Paul, MN Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.680%, 8/5/2009	975,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	4,820,000
720,000		St. Paul, MN Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	720,000
3,925,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	3,925,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	4,000,000
		TOTAL	79,145,000
		Mississippi--2.2%
13,045,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	13,045,000
10,000,000		Mississippi Business Finance Corp. Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/6/2009	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--continued
$1,500,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	$1,500,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	2,420,000
2,495,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	2,495,000
59,200,000		Mississippi Business Finance Corp., (Series 2008), Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	59,200,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,800,000
7,200,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.500%, 8/6/2009	7,200,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	8,600,000
9,670,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	9,670,000
6,945,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	6,945,000
		TOTAL	130,875,000
		Missouri--0.5%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	10,000,000
10,000,000		Buchanan County, MO Solid Waste Disposal (Series 2009B), Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.560%, 8/6/2009	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/6/2009	2,000,000
935,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	935,000
1,445,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	1,445,000
4,090,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.660%, 8/6/2009	4,090,000
610,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.730%, 8/6/2009	610,000
		TOTAL	29,080,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Montana--0.7%
$35,200,000		Montana State Board Of Investments (Series 1989), Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.440%, 8/5/2009	$35,200,000
5,850,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.570%, 8/6/2009	5,850,000
		TOTAL	41,050,000
		Multi-State--7.5%
30,312,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	30,312,000
81,259,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	81,259,000
18,851,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	18,851,000
23,717,306	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	23,717,306
44,730,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.560%, 8/6/2009	44,730,000
7,395,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	7,395,000
14,278,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.410%, 8/6/2009	14,278,000
9,402,000		FHLMC (Series M019-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	9,402,000
27,651,000		FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	27,651,000
19,925,000		FHLMC (Series M021-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.460%, 8/6/2009	19,925,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.50%, 8/6/2009	76,300,000
85,300,000	[3,4]	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.50%, 8/6/2009	85,300,000
		TOTAL	439,120,306
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--1.0%
$2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	$2,400,000
300,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	300,000
36,565,000		Nebraska Educational Finance Authority (Series 2008), Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	36,565,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998) Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	5,700,000
		TOTAL	57,685,000
		Nevada--1.6%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.470%, 8/5/2009	50,000,000
15,900,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.050%, 8/5/2009	15,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.500%, 8/6/2009	10,000,000
16,400,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank N.A. New York LOC), 0.530%, 8/6/2009	16,400,000
		TOTAL	92,300,000
		New Hampshire--1.0%
11,260,000		New Hampshire Business Finance Authority (Series 2008), Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 1.400%, 8/3/2009	11,260,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.35% CP (New England Power Co.), Mandatory Tender 8/14/2009	4,000,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.60% CP (New England Power Co.), Mandatory Tender 8/12/2009	30,000,000
10,000,000		New Hampshire HEFA (Series 2008), Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	10,000,000
		TOTAL	55,260,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--1.3%
$6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	$6,213,534
10,292,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	10,345,583
53,800,000		New Jersey EDA (2008 Series X), Weekly VRDNs (New Jersey State)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	53,800,000
5,515,000		Ridgewood, NJ, 1.25% BANs, 6/25/2010	5,546,996
		TOTAL	75,906,113
		New Mexico--0.6%
895,000		Albuquerque, NM, IDRB (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	895,000
3,790,000		Albuquerque, NM, IDRB (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	3,790,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	3,200,000
10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.320%, 8/3/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.620%, 8/5/2009	2,150,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.440%, 8/5/2009	10,000,000
1,935,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	1,935,000
		TOTAL	31,970,000
		New York--4.1%
10,500,000		Akron, NY Central School District, 2.50% BANs, 7/14/2010	10,573,573
16,715,000		Amherst, NY Central School District, 2.00% BANs, 8/5/2010	16,830,501
13,100,000		Averill Park, NY Central School District, 2.00% BANs, 6/25/2010	13,198,814
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,504,330
25,970,000		Greene, NY Central School District, 2.00% BANs, 7/30/2010	26,109,986
8,970,000		Hamburg Town, NY, 1.50% BANs, 7/14/2010	9,020,708
5,590,000		Hempstead Town, NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	5,590,000
20,000,000		Indian River, NY Central School District, 2.50% BANs, 6/25/2010	20,159,057
3,250,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2009	3,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank N.A. New York LOC), 0.760%, 8/6/2009	$10,000,000
20,000,000		New York City, NY, IDA (Series 2007), Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.470%, 8/6/2009	20,000,000
5,000,000		New York City, NY, IDA Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A. New York LOCs), 0.223%, 8/3/2009	5,000,000
10,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.280%, 8/6/2009	10,500,000
13,800,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.450%, 8/5/2009	13,800,000
16,900,000		New York State HFA (Series 2005A: 250 West 93rd Street), Weekly VRDNs (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringen LOC), 0.350%, 8/5/2009	16,900,000
20,900,000		New York State HFA (Series 2008A: 505 West 37th Street), Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thueringen LOC), 0.450%, 8/5/2009	20,900,000
19,500,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDNs (Deutsche Bank AG LIQ), 0.40%, 8/6/2009	19,500,000
2,500,000		Waverly, NY Central School District, 2.00% BANs, 7/16/2010	2,509,394
4,420,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/5/2009	4,420,000
5,400,000		Yonkers, NY, 5.00% BANs, 8/14/2009	5,401,401
		TOTAL	241,167,764
		North Carolina--3.6%
8,000,000		Charlotte, NC Water & Sewer System (Series 2006B), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.340%, 8/6/2009	8,000,000
17,012,000		Charlotte, NC (Series 2005), 0.85% CP, Mandatory Tender 9/10/2009	17,012,000
8,205,000		Cleveland County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Chris Craft Corporation)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	8,205,000
1,100,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	1,100,000
4,700,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 0.527%, 8/3/2009	4,700,000
17,500,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.510%, 8/5/2009	17,500,000
15,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$10,500,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	$10,500,000
50,000		North Carolina Capital Facilities Finance Agency (Series 2005), Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	50,000
20,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.050%, 8/5/2009	20,000,000
5,300,000		North Carolina Educational Facilities Finance Agency (Series 2000), Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	5,300,000
3,480,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	3,480,000
87,260,000		North Carolina Medical Care Commission (Series 2008), Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.520%, 8/5/2009	87,260,000
12,405,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 2.050%, 8/6/2009	12,405,000
1,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	1,003,637
		TOTAL	211,515,637
		North Dakota--0.2%
515,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.580%, 8/6/2009	515,000
10,920,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	10,920,000
		TOTAL	11,435,000
		Ohio--0.8%
4,800,000		Allen County, OH (Series 2008B), Daily VRDNs (Catholic Healthcare Partners)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	4,800,000
165,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	165,000
20,305,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.250%, 8/6/2009	20,305,000
20,000,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 3.250%, 8/6/2009	20,000,000
1,265,000		Montgomery County, OH (Series 2000), Weekly VRDNs (Community Blood Center Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.830%, 8/6/2009	1,265,000
		TOTAL	46,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oklahoma--1.0%
$5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 2.050%, 8/5/2009	$5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,000,000
13,235,867	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	13,235,867
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.480%, 8/5/2009	2,500,000
1,810,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	1,810,000
3,000,000		Oklahoma State Turnpike Authority (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.220%, 8/6/2009	3,000,000
23,800,000		Oklahoma State Turnpike Authority (Series 2006F), Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	23,800,000
		TOTAL	55,545,867
		Oregon--1.5%
500,000		Oregon State EDRB (Series 175), Weekly VRDNs (L.D. McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.680%, 8/6/2009	500,000
28,000,000		Oregon State Housing and Community Services Department (2008 Series C), Weekly VRDNs (KBC Bank NV LIQ), 0.440%, 8/6/2009	28,000,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,681,149
2,000,000		Port Portland, OR Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.410%, 8/6/2009	2,000,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	10,000,000
		TOTAL	88,181,149
		Pennsylvania--1.0%
1,080,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.380%, 8/6/2009	1,080,000
13,600,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series B of 2008), Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	13,600,000
31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,753,897
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$7,290,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority (Series A of 2007), Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.550%, 8/6/2009	$7,290,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	1,335,000
		TOTAL	55,058,897
		Rhode Island--0.3%
3,040,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	3,040,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.360%, 8/5/2009	7,000,000
8,150,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.420%, 8/3/2009	8,150,000
		TOTAL	18,190,000
		South Carolina--2.0%
8,100,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	8,100,000
4,600,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1998), Daily VRDNs (BP Amoco Corp.)/(GTD by BP Amoco Corp.), 0.400%, 8/3/2009	4,600,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.500%, 8/5/2009	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	5,600,000
25,000,000		Berkeley County, SC IDB (Series 1998) Weekly VRDNs (Nucor Corp.), 0.500%, 8/5/2009	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.660%, 8/5/2009	3,700,000
3,000,000		South Carolina Jobs-EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	3,000,000
6,225,000		South Carolina Jobs-EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	6,225,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/6/2009	15,000,000
12,635,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	12,635,000
		TOTAL	117,860,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Dakota--1.2%
$9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.760%, 8/6/2009	$9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.600%, 8/6/2009	4,000,000
10,800,000		South Dakota Housing Development Authority (Series 2007 I), Weekly VRDNs, 0.340%, 8/6/2009	10,800,000
45,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series 2008C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.410%, 8/5/2009	45,000,000
		TOTAL	69,650,000
		Tennessee--2.8%
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.500%, 8/5/2009	5,000,000
900,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	900,000
800,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	800,000
35,000,000		Johnson City, TN Health & Education Facilities Board (Series 2007A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	35,000,000
41,800,000		Johnson City, TN Health & Education Facilities Board (Series 2008A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	41,800,000
35,000,000		Knox County, TN Health Education & Housing Facilities Board (Subseries B-2), Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	35,000,000
10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.510%, 8/6/2009	10,000,000
870,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	870,000
4,550,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B), Weekly VRDNs (Hickory Forest Apartments)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	4,550,000
11,100,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.650%, 8/6/2009	11,100,000
9,500,000		Springfield, TN Health & Educational Facilities Board (Series 2008), Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	9,500,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.250%, 8/5/2009	845,000
7,445,000		Wilson County, TN Health & Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 4.140%, 8/6/2009	7,445,000
		TOTAL	162,810,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--15.6%
$35,075,000		Austin, TX Water and Wastewater System (Series 2004), Weekly VRDNs (GTD by FSA INS)/(Landesbank Baden-Wuerttemberg LIQ), 0.900%, 8/6/2009	$35,075,000
9,950,000		Brazos Harbor, TX IDC Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.500%, 8/5/2009	9,950,000
1,010,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.650%, 8/3/2009	1,010,000
24,630,000		Brazos River Authority, TX (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.650%, 8/3/2009	24,630,000
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/3/2009	12,500,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	8,200,000
4,390,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.530%, 8/5/2009	4,390,000
4,000,000		Colorado River, TX Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.680%, 8/6/2009	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	2,950,000
21,700,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 0.430%, 8/3/2009	21,700,000
36,100,000		Gulf Coast, TX, IDA Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	36,100,000
34,700,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	34,700,000
35,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 0.370%, 8/3/2009	35,200,000
37,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	37,600,000
16,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	16,600,000
22,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 0.400%, 8/3/2009	22,500,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 0.400%, 8/3/2009	22,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	$70,000
24,900,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	24,900,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	25,000,000
34,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.400%, 8/3/2009	34,000,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	8,000,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	12,500,000
7,700,000		Harris County, TX, HFDC (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.330%, 8/3/2009	7,700,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	6,900,000
50,000,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.570%, 8/5/2009	50,000,000
7,310,000	[3,4]	Lower Colorado River Authority, TX (Stage Trust 2009-32C), Weekly VRDNs (LCRA Transmission Services Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	7,310,000
7,500,000	[3,4]	Matagorda County, TX Navigation District No. 1 (Stage Trust 2009-31-C), Weekly VRDNs (AEP Texas Central Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	7,500,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	4,200,000
40,000,000		Oakbend, TX, HFDC (Series 2008), Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 1.240%, 8/3/2009	40,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 8/5/2009	15,000,000
6,000,000		Port Arthur Navigation District, TX, IDC (Series 2005), Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.350%, 8/3/2009	6,000,000
23,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.440%, 8/3/2009	23,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.410%, 8/6/2009	$13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	1,500,000
56,555,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (MT-477), Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.010%, 8/6/2009	56,555,000
9,935,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	9,935,000
28,250,000		Texas State Department of Housing & Community Affairs (Series 2007 A), Weekly VRDNs (Texas State LIQ), 0.400%, 8/6/2009	28,250,000
810,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.430%, 8/5/2009	810,000
125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	125,125,568
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.460%, 8/6/2009	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.550%, 8/5/2009	10,000,000
1,500,000		Waco, TX, IDC (Series 1999), Weekly VRDNs (Patriot Homes of Texas, LP)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/5/2009	1,500,000
		TOTAL	907,860,568
		Utah--0.2%
1,840,000		Murray City, Utah Hospital Revenue (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	1,840,000
4,910,000		Murray City, Utah Hospital Revenue (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	4,910,000
1,490,000		Salt Lake County, UT Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.440%, 8/6/2009	1,490,000
1,100,000		Utah State Housing Corporation: MFH (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.560%, 8/6/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 1.000%, 8/6/2009	4,000,000
300,000		West Valley City. UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.400%, 8/3/2009	300,000
		TOTAL	13,640,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Vermont--0.2%
$12,945,000		Vermont HFA (Series 25A), Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.950%, 8/5/2009	$12,945,000
		Virginia--1.1%
1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 2.380%, 8/6/2009	1,000,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.20% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2009	34,000,000
3,000,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	3,000,000
13,500,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	13,500,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	5,000,000
5,195,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	5,195,000
1,975,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	1,975,000
		TOTAL	63,670,000
		Washington--2.9%
2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.850%, 8/6/2009	9,000,000
2,210,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,210,000
620,000		Port of Bellingham, WA, IDC (Series 2005), Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.550%, 8/6/2009	620,000
15,000,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 0.400%, 8/3/2009	15,000,000
3,440,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.600%, 8/6/2009	3,440,000
7,480,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.710%, 8/6/2009	7,480,000
36,000,000		Port of Tacoma, WA (Series 2008: Subordinate Lien), Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.330%, 8/3/2009	36,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$25,000,000		Port of Tacoma, WA (Series 2008B: Subordinate Lien), Weekly VRDNs (Bank of America N.A. LOC), 0.410%, 8/5/2009	$25,000,000
100,000		Seattle, WA Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 3.700%, 8/6/2009	100,000
1,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.700%, 8/6/2009	1,500,000
3,225,000		Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.470%, 8/6/2009	3,225,000
10,850,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.430%, 8/5/2009	10,850,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.710%, 8/6/2009	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.710%, 8/6/2009	1,000,000
1,715,000		Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.390%, 8/6/2009	1,715,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.630%, 8/5/2009	4,720,000
5,730,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 0.650%, 8/5/2009	5,730,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.610%, 8/6/2009	4,500,000
3,210,000		Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.500%, 8/6/2009	3,210,000
4,800,000		Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/6/2009	4,800,000
5,350,000		Washington State Housing Finance Commission: MFH (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.600%, 8/6/2009	5,350,000
3,560,000		Washington State Housing Finance Commission: MFH (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.560%, 8/6/2009	3,560,000
		TOTAL	168,885,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--0.2%
$9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.60% CP (Virginia Electric & Power Co.), Mandatory Tender 8/12/2009	$9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.600%, 8/6/2009	3,760,000
		TOTAL	12,760,000
		Wisconsin--2.2%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.660%, 8/6/2009	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.660%, 8/6/2009	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.720%, 8/5/2009	800,000
1,325,000		Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.630%, 8/6/2009	1,325,000
5,270,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.800%, 8/6/2009	5,270,000
1,490,000		Manitowoc, WI (Series 2006), Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.820%, 8/6/2009	1,490,000
810,000		Onalaska, WI, UT GO Refunding Bonds, 3.00% Bonds, 10/1/2009	811,400
1,700,000		West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.820%, 8/6/2009	1,700,000
1,800,000		Whitehall, WI, IDRB (Series 2007), Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	1,800,000
28,355,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.500%, 8/5/2009	28,355,000
12,390,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.500%, 8/5/2009	12,390,000
44,800,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Wausau Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 8/5/2009	44,800,000
16,000,000		Wisconsin State HEFA (Series 2006A), Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/5/2009	16,000,000
		TOTAL	128,241,400
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wyoming--0.8%
$19,200,000		Sweetwater County, WY Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.600%, 8/3/2009	$19,200,000
29,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.420%, 8/6/2009	29,000,000
		TOTAL	48,200,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST) [5]	5,858,737,799
		OTHER ASSETS AND LIABILITIES - NET--(0.5)% [6]	(28,300,636)
		TOTAL NET ASSETS--100%	$5,830,437,163

Securities that are subject to the federal alternative minimum tax (AMT) represent 65.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
98.0%	2.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $759,164,173, which represented 13.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $731,164,173 which represented 12.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 -- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$--	$5,858,737,799	$--	$5,858,737,799

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$5,858,737,799
Cash		502,146
Income receivable		10,638,093
Receivable for shares sold		3,246,090
Prepaid temporary guarantee program insurance (Note 2)		232,418
TOTAL ASSETS		5,873,356,546
Liabilities:
Payable for investments purchased	$40,887,061
Payable for shares redeemed	753,264
Income distribution payable	726,583
Payable for shareholder services fee (Note 5)	349,804
Accrued expenses	202,671
TOTAL LIABILITIES		42,919,383
Net assets for 5,830,508,669 shares outstanding		$5,830,437,163
Net Assets Consist of:
Paid-in capital		$5,830,488,358
Accumulated net realized loss on investments		(51,698)
Undistributed net investment income		503
TOTAL NET ASSETS		$5,830,437,163
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,950,672,199 ÷ 2,949,684,054 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,342,614,587 ÷ 1,343,135,379 shares outstanding, no par value, unlimited shares authoirzed		$1.00
Institutional Capital Shares:
$1,537,150,377 ÷ 1,537,689,236 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$77,524,232
Expenses:
Investment adviser fee (Note 5)		$9,527,079
Administrative personnel and services fee (Note 5)		3,704,535
Custodian fees		161,798
Transfer and dividend disbursing agent fees and expenses		434,109
Directors'/Trustees' fees		22,240
Auditing fees		20,056
Legal fees		39,277
Portfolio accounting fees		186,866
Shareholder services fee--Institutional Service Shares (Note 5)		2,458,389
Shareholder services fee--Institutional Capital Shares (Note 5)		1,175,449
Account administration fee--Institutional Service Shares		344,960
Account administration fee--Institutional Capital Shares		7,472
Share registration costs		163,107
Printing and postage		61,758
Insurance premiums		16,031
Temporary guarantee program insurance (Note 2)		1,501,377
Miscellaneous		22,861
TOTAL EXPENSES		19,847,364
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,164,044)
Waiver of administrative personnel and services fee (Note 5)	(79,482)
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(2,497)
Reduction of custodian fees (Note 6)	(40,725)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(5,286,748)
Net expenses			14,560,616
Net investment income			62,963,616
Net realized loss on investments			(45,470)
Change in net assets resulting from operations			$62,918,146

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,963,616	$165,837,404
Net realized gain (loss) on investments	(45,470)	621,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,918,146	166,458,633
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(34,404,821)	(110,310,642)
Institutional Service Shares	(13,057,682)	(20,467,274)
Institutional Capital Shares	(15,505,843)	(35,053,761)
Distributions from net realized gain on investments
Institutional Shares	(220,358)	(223,614)
Institutional Service Shares	(126,731)	(35,837)
Institutional Capital Shares	(134,422)	(69,385)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,449,857)	(166,160,513)
Share Transactions:
Proceeds from sale of shares	17,661,169,505	40,257,851,078
Proceeds from shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	562,995,263	--
Net asset value of shares issued to shareholders in payment of distributions declared	48,048,842	138,040,274
Cost of shares redeemed	(17,755,095,936)	(41,018,763,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	517,117,674	(622,872,198)
Change in net assets	516,585,963	(622,574,078)
Net Assets:
Beginning of period	5,313,851,200	5,936,425,278
End of period (including undistributed net investment income of $503 and $5,233, respectively)	$5,830,437,163	$5,313,851,200

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 diversified portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free transfer of assets, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligations Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration fees and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California State, EAGLES (Series 2006-0098), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 1.060%, 8/6/2009	7/8/2009	$28,000,000	$28,000,000

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in temporary guarantee program insurance on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,902,736,941	$11,902,740,788	33,205,585,711	$33,205,585,711
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	360,018,125	360,018,125	--	--
Shares issued to shareholders in payment of distributions declared	24,092,325	24,092,325	88,698,136	88,698,136
Shares redeemed	(12,529,038,717)	(12,529,038,717)	(34,169,177,848)	(34,169,177,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(242,191,326)	$(242,187,479)	(874,894,001)	$(874,894,001)

Year Ended July 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,946,076,686	$2,946,064,202	2,753,478,053	$2,753,478,053
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	165,544,173	165,544,173	--	--
Shares issued to shareholders in payment of distributions declared	10,775,825	10,775,825	17,126,580	17,126,580
Shares redeemed	(2,743,634,198)	(2,743,634,198)	(2,663,115,038)	(2,663,115,038)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	378,762,486	$378,750,002	107,489,595	$107,489,595

Year Ended July 31	2009		2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,812,364,655	$2,812,364,515	4,298,787,314	$4,298,787,314
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	37,432,965	37,432,965	--	--
Shares issued to shareholders in payment of distributions declared	13,180,692	13,180,692	32,215,558	32,215,558
Shares redeemed	(2,482,423,021)	(2,482,423,021)	(4,186,470,664)	(4,186,470,664)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	380,555,291	$380,555,151	144,532,208	$144,532,208
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	517,126,451	$517,117,674	(622,872,198)	$(622,872,198)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for capital loss carryforwards and overdistributions.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(11,535)	$--	$11,535

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$62,968,346	$165,831,677
Ordinary income [1]	$ 185,197	$ 157,480
Long-term capital gains	$ 296,314	$ 171,356

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$503
Capital loss carryforward	$(51,698)

At July 31, 2009, the Fund had a capital loss carryforward of $51,698 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$ 6,228
2017	$45,470

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $5,164,044 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $79,482 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC voluntarily reimbursed $2,497 of shareholder services fees. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,149,528,000 and $6,357,901,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2009, the Fund's expenses were reduced by $40,725 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2009, the amount of long-term capital gains designated by the Fund was $296,314.

For the year ended July 31, 2009, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS OF THE FUND AND THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2009

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

33515 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007 [1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.040	0.052	0.042	0.022
Net realized and unrealized gain on investments	--	--	--	0.000 [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.040	0.052	0.042	0.022
Less Distributions:
Distributions from net investment income	(0.015)	(0.040)	(0.052)	(0.042)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	1.54%	4.03%	5.30%	4.33%	2.24%

Ratios to Average Net Assets:
Net expenses	0.23%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.28%	3.90%	5.18%	4.24%	2.19%
Expense waiver/reimbursement [4]	0.08%	0.08%	0.09%	0.28%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,580,019	$18,430,487	$16,469,931	$15,151,070	$15,600,659

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,003.80	$1.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.65	$1.15

1 Expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	34.7%
Bank Instruments	33.9%
Repurchase Agreements	18.1%
Variable Rate Demand Instruments	13.9%
Other Assets and Liabilities - Net [2]	(0.6)%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.1	% [4]
8-30 Days	11.9%
31-90 Days	32.5%
91-180 Days	13.2%
181 Days or more	2.9%
Other Assets and Liabilities - Net [2]	(0.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.5% of the Fund's portfolio.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.7%
$12,173,403		BMW Vehicle Lease Trust 2009-1, Class A1, 0.792%, 6/15/2010	$12,173,403
334,000,000	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	334,000,000
55,079,579	[1,2]	Ford Credit Auto Lease Trust 2009-A, Class A1, 1.237%, 6/15/2010	55,079,579
85,221,659		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	85,221,659
2,695,915	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 1.265%, 6/15/2010	2,695,915
21,342,026		Harley-Davidson Motorcycle Trust 2009-1, Class A1, 1.489%, 5/17/2010	21,342,026
2,544,251		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	2,544,251
53,092,735		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	53,092,735
18,762,972		Honda Auto Receivables Owner Trust 2009-2, Class A1, 1.318%, 5/17/2010	18,762,972
94,421,926	[1,2]	Huntington Auto Trust 2009-1, Class A1, 1.989%, 4/15/2010	94,421,926
1,636,706		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	1,636,706
48,627,538		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	48,627,538
53,306,525		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	53,306,525
18,285,290		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	18,285,290
18,469,964		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	18,469,964
		TOTAL	819,660,489
		Finance - Equipment--0.2%
95,330,124	[1,2]	CIT Equipment Collateral 2009-VT1, Class A1, 1.220%, 6/15/2010	95,330,124
		TOTAL ASSET-BACKED SECURITIES	914,990,613
		CERTIFICATES OF DEPOSIT--32.2%
		Finance - Banking--32.2%
1,104,000,000		BNP Paribas SA, 0.330% - 1.380%, 9/8/2009 - 10/23/2009	1,104,000,000
1,802,300,000		Banco Bilbao Vizcaya Argentaria SA, 0.355% - 1.070%, 11/2/2009 - 12/9/2009	1,802,328,695
1,649,400,000		Bank of America N.A., 0.350% - 0.410%, 8/20/2009 - 10/13/2009	1,649,400,000
750,000,000		Bank of Montreal, 0.240%, 8/24/2009	750,000,000
449,000,000		Bank of Scotland, Edinburgh, 1.325%, 8/14/2009	449,166,216
1,885,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.600%, 8/17/2009 - 11/20/2009	1,885,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Finance - Banking--continued
$1,115,000,000		Barclays Bank PLC, 0.600% - 1.850%, 8/6/2009 - 1/19/2010	$1,115,000,000
733,700,000		Branch Banking & Trust Co., 0.500% - 0.650%, 11/2/2009 - 1/4/2010	733,651,386
2,127,000,000		Calyon, Paris, 0.360% - 0.450%, 8/26/2009 - 11/20/2009	2,127,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	100,000,000
675,000,000		Compass Bank, Birmingham, 0.450% - 0.700%, 8/28/2009 - 1/29/2010	675,000,281
860,000,000		Mizuho Corporate Bank Ltd., 0.370% - 0.400%, 9/22/2009 - 10/21/2009	860,000,000
814,300,000		Societe Generale, Paris, 0.500% - 1.050%, 10/22/2009 - 2/1/2010	814,300,000
576,000,000		State Street Bank and Trust Co., 0.350% - 1.400%, 10/7/2009 - 10/16/2009	576,000,000
247,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	247,001,226
618,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 12/14/2009	618,000,000
		TOTAL CERTIFICATES OF DEPOSIT	15,505,847,804
		COLLATERALIZED LOAN AGREEMENTS--14.5%
		Finance - Banking--14.5%
50,000,000		BNP Paribas Securities Corp., 0.497%, 8/3/2009	50,000,000
845,000,000		Barclays Capital, Inc., 0.862%, 10/26/2009 - 10/27/2009	845,000,000
2,198,500,000		Citigroup Global Markets, Inc., 0.598% - 0.700%, 8/3/2009	2,198,500,000
2,213,000,000		Deutsche Bank Securities, Inc., 0.456% - 0.700%, 8/3/2009 - 8/5/2009	2,213,000,000
1,267,000,000		Greenwich Capital Markets, Inc., 0.456% - 0.781%, 8/3/2009 - 8/10/2009	1,267,000,000
200,000,000		JPMorgan Securities, Inc., 0.507%, 8/24/2009	200,000,000
110,000,000		RBC Capital Markets Corp., 0.446% - 0.913%, 8/3/2009	110,000,000
100,000,000		Wells Fargo Securities, LLC, 0.760%, 8/3/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	6,983,500,000
		COMMERCIAL PAPER--16.9% [3]
		Finance - Automotive--0.6%
267,080,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.250% - 1.400%, 8/14/2009 - 9/1/2009	266,842,871
		Finance - Banking--8.7%
1,073,000,000	[1,2]	Danske Corp., Inc., 0.380% - 0.400%, 8/13/2009 - 9/25/2009	1,072,533,217
520,094,000	[1,2]	Gotham Funding Corp., 0.330% - 0.500%, 8/3/2009 - 10/22/2009	519,889,508
1,006,470,000	[1,2]	Grampian Funding LLC, 0.400%, 8/3/2009	1,006,447,634
193,300,000		ING (U.S.) Funding LLC, 0.430%, 9/8/2009	193,212,263
107,710,000	[1,2]	Kitty Hawk Funding Corp., 0.380%, 8/11/2009	107,698,631
189,000,000		Landesbank Baden-Wuerttemberg, 0.740%, 8/5/2009	188,984,460
391,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.640% - 0.680%, 9/2/2009 - 9/8/2009	390,758,684
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--continued
$15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.800%, 8/5/2009	$15,170,000
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.620%, 10/29/2009	9,984,672
288,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.050%, 10/21/2009	287,319,600
367,265,000	[1,2]	Surrey Funding Corporation, 0.390% - 0.400%, 9/8/2009 - 10/5/2009	367,056,516
28,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.380%, 8/28/2009	27,992,020
		TOTAL	4,187,047,205
		Finance - Commercial--3.8%
172,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.380%, 10/6/2009	171,880,173
244,000,000	[1,2]	Edison Asset Securitization LLC, 0.330% - 0.470%, 8/5/2009 - 10/13/2009	243,902,071
90,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/19/2009	89,944,700
1,010,000,000		General Electric Capital Corp., 0.190% - 0.390%, 8/3/2009 - 12/2/2009	1,008,946,622
313,000,000		General Electric Capital Services, 0.630% - 0.750%, 11/9/2009 - 11/16/2009	312,357,095
		TOTAL	1,827,030,661
		Finance - Retail--3.8%
603,000,000	[1,2]	Alpine Securitization Corp., 0.240% - 0.400%, 8/10/2009 - 10/5/2009	602,723,696
259,775,000	[1,2]	Enterprise Funding Co. LLC, 0.400% - 0.800%, 8/5/2009 - 8/20/2009	259,739,596
32,000,000	[1,2]	Salisbury Receivables Company LLC, 0.310% - 0.500%, 8/6/2009 - 8/11/2009	31,997,578
105,000,000	[1,2]	Sheffield Receivables Corp., 0.330%, 9/10/2009	104,961,500
360,000,000	[1,2]	Starbird Funding Corp., 0.350% - 0.550%, 8/6/2009 - 9/10/2009	359,898,250
490,694,000	[1,2]	Yorktown Capital LLC, 0.330% - 0.400%, 8/14/2009 - 10/14/2009	490,522,735
		TOTAL	1,849,843,355
		TOTAL COMMERCIAL PAPER	8,130,764,092
		CORPORATE BONDS--0.1%
		Finance - Banking--0.1%
19,883,000		HSBC Bank USA, 3.875%, 9/15/2009	19,926,970
		Finance - Commercial--0.0%
10,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	10,069,242
		TOTAL CORPORATE BONDS	29,996,212
		CORPORATE NOTE--0.0%
		Finance - Commercial--0.0%
7,805,000		General Electric Capital Corp., 4.125%, 9/1/2009	7,822,405
Principal Amount			Value
		GOVERNMENT AGENCY--1.3%
		Government Agency--1.3%
$619,000,000		FHLB System, 0.720% - 1.100%, 8/3/2009 - 6/28/2010	$618,966,408
		NOTES - VARIABLE--13.9% [4]
		Consumer Staples--0.1%
63,000,000		Procter & Gamble Co., 0.663%, 9/9/2009	63,000,000
		Electrical Equipment--0.1%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.460%, 8/6/2009	1,835,000
45,772,441		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.920%, 8/3/2009	45,772,441
		TOTAL	47,607,441
		Electronics--0.4%
206,690,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 0.901%, 8/26/2009	206,690,000
		Finance - Automotive--0.3%
159,985,000	[1,2]	American Honda Finance Corp., 0.811% - 1.076%, 8/7/2009 - 8/26/2009	159,983,577
		Finance - Banking--8.8%
75,000,000		Abbey National PLC, London, 1.024%, 8/28/2009	75,001,681
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.390%, 8/6/2009	2,815,000
83,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.037%, 9/7/2009	83,000,000
40,000,000		Bank of America N.A., 0.808%, 10/2/2009	40,000,000
40,000,000	[1,2]	Bank of Montreal, 0.804%, 8/5/2009	40,000,000
590,000,000		Bank of Montreal, 0.700% - 1.286%, 8/4/2009 - 9/18/2009	590,000,000
73,000,000	[1,2]	Bank of Nova Scotia, Toronto, 0.572%, 8/10/2009	73,000,000
375,000,000		Bank of Scotland, Edinburgh, 1.217%, 8/6/2009	375,000,000
79,333,000		Barclays Bank PLC, 0.670%, 8/3/2009	79,334,873
8,440,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.340%, 8/6/2009	8,440,000
4,405,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.500%, 8/7/2009	4,405,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 1.440%, 8/6/2009	15,000,000
13,950,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.500%, 8/6/2009	13,950,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$6,755,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	$6,755,000
5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 0.600%, 8/6/2009	5,500,000
4,031,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	4,031,000
1,329,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	1,329,000
983,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 2.370%, 8/6/2009	983,000
1,225,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	1,225,000
683,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 8/6/2009	683,000
995,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	995,000
3,367,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/6/2009	3,367,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	2,350,000
8,115,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	8,115,000
5,540,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 1.290%, 8/6/2009	5,540,000
640,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/6/2009	640,000
74,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 0.798% - 1.266%, 8/3/2009 - 10/2/2009	74,000,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	6,655,000
30,000,000		Cook County, IL, (Series 2002 A), 0.700%, 8/5/2009	30,000,000
3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 1.400%, 8/6/2009	3,725,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.600%, 8/5/2009	33,900,000
12,575,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 B), (U.S. Bank, N.A. LOC), 2.550%, 8/5/2009	12,575,000
8,665,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.400%, 8/6/2009	8,665,000
77,000,000	[1,2]	ING Bank N.V., 0.754%, 9/28/2009	77,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$21,046,000		JPMorgan Chase & Co., 0.785%, 10/2/2009	$21,055,209
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.480%, 8/5/2009	3,225,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	2,455,000
1,455,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	1,455,000
97,000,000		Lloyds Banking Group PLC, 1.286%, 8/7/2009	97,000,000
150,000,000		Lloyds TSB Bank PLC, London, 0.254%, 8/6/2009	150,000,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	5,165,000
400,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/6/2009	400,000
4,360,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 1.470%, 8/4/2009	4,360,000
3,930,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.550%, 8/7/2009	3,930,000
1,497,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 2.370%, 8/6/2009	1,497,000
10,000,000		Midwestern University Foundation, (Series 2009-A), (Royal Bank of Canada, Montreal LOC), 0.620%, 8/6/2009	10,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.260%, 8/6/2009	10,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wachovia Bank N.A. LOC), 0.450%, 8/1/2009	35,510,000
55,000,000		National Australia Bank Ltd., Melbourne, 0.859%, 9/8/2009	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.470%, 8/5/2009	54,600,000
11,135,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.500%, 8/6/2009	11,135,000
78,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.500%, 8/5/2009	78,800,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$4,605,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 0.600%, 8/6/2009	$4,605,000
6,470,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.600%, 8/5/2009	6,470,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.650%, 8/5/2009	17,220,000
9,425,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.380%, 8/6/2009	9,425,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.259%, 10/7/2009	400,000,000
86,000,000	[1,2]	Royal Bank of Canada, Montreal, 0.708%, 8/17/2009	86,000,000
200,000,000		Royal Bank of Canada, Montreal, 0.897%, 10/1/2009	200,000,000
80,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 1.029%, 9/15/2009	80,000,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.290%, 8/6/2009	19,000,000
6,165,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	6,165,000
95,000,000		Societe Generale, Paris, 1.056%, 9/4/2009	95,000,000
10,215,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.600%, 8/6/2009	10,215,000
1,380,000		Springfield Ltd. Partnership, (UBS AG LOC), 2.370%, 8/6/2009	1,380,000
1,365,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.850%, 8/6/2009	1,365,000
71,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.655%, 8/25/2009	71,000,000
130,000,000		Svenska Handelsbanken, Stockholm, 0.808%, 8/6/2009	130,000,000
18,440,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.500%, 8/6/2009	18,440,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	1,100,000
289,000,000		Wachovia Bank N.A., 0.998%, 8/4/2009	289,000,000
361,951,000		Wachovia Corp., 0.718% - 0.945%, 8/20/2009 - 9/1/2009	361,919,814
118,084,000		Wells Fargo & Co., 0.729% - 0.926%, 9/15/2009 - 10/29/2009	118,154,130
76,700,000		Westpac Banking Corp. Ltd., Sydney, 0.593%, 8/14/2009	76,700,000
8,000,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.600%, 8/6/2009	8,000,000
		TOTAL	4,252,150,707
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--1.0%
$428,479,000		General Electric Capital Corp., 0.342% - 1.016%, 8/3/2009 - 10/20/2009	$426,281,456
19,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	19,000,000
15,440,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 1.400%, 8/6/2009	15,440,000
		TOTAL	460,721,456
		Government Agency--0.2%
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.430%, 8/6/2009	36,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.600%, 8/6/2009	5,350,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.950%, 8/6/2009	8,290,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 8/6/2009	17,725,000
		TOTAL	67,385,000
		Health Care--0.4%
200,000,000	[1,2]	Roche Holding AG, 1.661%, 8/25/2009	200,000,000
		Insurance--2.3%
50,000,000		Hartford Life Insurance Co., 0.968% - 1.328%, 8/3/2009 - 9/1/2009	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 1.200%, 9/14/2009	80,000,000
74,650,000		ING USA Global Funding Trust, 1.08%, 9/21/2009	74,650,000
111,000,000	[1,2]	MetLife Global Funding I, 0.808%, 8/7/2009	111,000,000
33,000,000		MetLife Insurance Co. of Connecticut, 0.976% - 1.146%, 8/19/2009 - 9/1/2009	33,000,000
105,000,000		Metropolitan Life Insurance Co., 1.027% - 1.408%, 8/3/2009 - 10/1/2009	105,000,000
81,000,000	[1,2]	Monumental Global Funding III, 1.283%, 8/17/2009	81,000,000
120,000,000		Monumental Life Insurance Co., 0.780% - 1.088%, 8/3/2009 - 10/1/2009	120,000,000
176,000,000	[1,2]	PRICOA Global Funding I, 0.978% - 1.210%, 8/13/2009 - 9/25/2009	176,000,000
100,000,000	[1,2]	Pacific Life Global Funding, 1.226%, 8/10/2009	100,000,000
49,000,000		Principal Life Insurance Co., 0.602%, 8/9/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 1.017%, 10/1/2009	125,000,000
		TOTAL	1,104,650,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.3%
$150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 0.768%, 9/11/2009	$150,000,000
		TOTAL NOTES - VARIABLE	6,712,188,181
		TIME DEPOSIT--1.7%
		Finance - Banking--1.7%
800,000,000		Societe Generale, Paris, 0.170% - 0.200%, 8/3/2009	800,000,000
		REPURCHASE AGREEMENTS--18.1%
660,000,000		Interest in $4,160,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,160,069,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $4,243,270,741.	660,000,000
4,050,000,000		Interest in $6,270,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,270,109,725 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury and U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $6,395,511,944.	4,050,000,000
1,852,515,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	1,852,515,000
8,000,000		Interest in $108,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $108,001,800 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2016 and the market value of those underlying securities was $110,160,256.	8,000,000
449,062,000		Interest in $600,000,000 joint repurchase agreement 0.21%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,010,500 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $616,877,854.	449,062,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$242,000,000		Interest in $1,167,000,000 joint repurchase agreement 0.22%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,167,021,395 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $1,202,010,679.	$242,000,000
200,000,000		Repurchase agreement 0.23%, dated 7/31/2009 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $200,003,833 on 8/3/2009. The security provided as collateral at the end of the period was a U.S Treasury security maturing on 7/31/2014 and the market value of that underlying security was $204,003,641.	200,000,000
1,200,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2039 and the market value of those underlying securities was $2,049,320,935.	1,200,000,000
48,000,000		Interest in $148,000,000 joint repurchase agreement 0.15%, dated 7/31/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $148,001,850 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/13/2011 and the market value of those underlying securities was $150,963,600.	48,000,000
		TOTAL REPURCHASE AGREEMENTS	8,709,577,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [5]	48,413,652,715
		OTHER ASSETS AND LIABILITIES - NET--(0.6)% [6]	(297,560,621)
		TOTAL NET ASSETS--100%	$48,116,092,094

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $8,453,312,630, which represented 17.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $8,453,312,630, which represented 17.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$--	$ 914,990,613	$--	$ 914,990,613
Certificates of Deposit	--	$15,505,847,804	--	$ 15,505,847,804
Collateralized Loan Agreements	--	$ 6,983,500,000	--	$ 6,983,500,000
Commercial Paper	--	$ 8,130,764,092	--	$ 8,130,764,092
Corporate Bonds	--	$ 29,996,212	--	$ 29,996,212
Corporate Note	--	$ 7,822,405	--	$ 7,822,405
Government Agency	--	$ 618,966,408	--	$ 618,966,408
Notes - Variable	--	$ 6,712,188,181	--	$ 6,712,188,181
Time Deposit	--	$ 800,000,000	--	$ 800,000,000
Repurchase Agreements	--	$ 8,709,577,000	--	$ 8,709,577,000
TOTAL SECURITIES	$--	$48,413,652,715	$--	$48,413,652,715

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in securities	$39,704,075,715
Investments in repurchase agreements	8,709,577,000
Total investments in securities, at amortized cost and value		$48,413,652,715
Cash		567,584
Income receivable		32,868,596
Receivable for shares sold		1,958,599
Prepaid temporary guarantee program insurance (Note 2)		1,146,048
TOTAL ASSETS		48,450,193,542
Liabilities:
Payable for investments purchased	320,000,000
Payable for shares redeemed	1,997,630
Income distribution payable	8,471,303
Payable for Directors'/Trustees' fees	14,961
Payable for distribution services fee (Note 6)	171,059
Payable for shareholder services fee (Note 6)	895,634
Accrued expenses	2,550,861
TOTAL LIABILITIES		334,101,448
Net assets for 48,100,169,854 shares outstanding		$48,116,092,094
Net Assets Consist of:
Paid-in capital		$48,126,771,261
Accumulated net realized loss on investments		(10,675,688)
Distiributions in excess of net investment income		(3,479)
TOTAL NET ASSETS		$48,116,092,094
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$39,580,019,215 ÷ 39,565,290,481 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$7,734,782,632 ÷ 7,733,563,794 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$801,290,247 ÷ 801,315,579 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$544,435,711
Expenses:
Investment adviser fee (Note 6)		$70,185,411
Administrative personnel and services fee (Note 6)		27,271,700
Custodian fees		1,173,839
Transfer and dividend disbursing agent fees and expenses		495,348
Directors'/Trustees' fees		211,530
Auditing fees		21,056
Legal fees		10,390
Portfolio accounting fees		221,713
Distribution services fee--Trust Shares (Note 6)		1,726,912
Shareholder services fee--Institutional Service Shares (Note 6)		9,590,791
Shareholder services fee--Trust Shares (Note 6)		768,666
Account administration fee--Institutional Service Shares		7,643,340
Account administration fee--Trust Shares		958,246
Share registration costs		1,412,246
Printing and postage		110,800
Insurance premiums		65,500
Temporary guarantee program insurance (Note 2)		7,809,581
Miscellaneous		92,492
TOTAL EXPENSES		129,769,561
Waivers and Reimbursement (Note 6):
Waiver of investment adviser fee	$(28,774,368)
Waiver of administrative personnel and services fee	(566,150)
Waiver of shareholder services fee--Trust Shares	(66,655)
Reimbursement of shareholder services fee--Trust Shares	(10,910)
TOTAL WAIVERS AND REIMBURSEMENT		(29,418,083)
Net expenses			100,351,478
Net investment income			$444,084,233

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$444,084,233	$999,121,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(352,356,414)	(744,026,695)
Institutional Service Shares	(84,706,781)	(240,886,427)
Trust Shares	(6,443,189)	(14,648,461)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(443,506,384)	(999,561,583)
Share Transactions:
Proceeds from sale of shares	247,921,292,060	264,259,486,987
Putnam Prime Money Market Fund purchase in-kind	12,318,195,817	--
Net asset value of shares issued to shareholders in payment of distributions declared	182,411,258	352,360,612
Cost of shares redeemed	(237,855,585,309)	(262,046,038,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,566,313,826	2,565,808,980
Change in net assets	22,566,891,675	2,565,368,447
Net Assets:
Beginning of period	25,549,200,419	22,983,831,972
End of period (including distributions in excess of net investment income of $(3,479) and $(571,600), respectively)	$48,116,092,094	$25,549,200,419

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 diversified portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program'') offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in temporary guarantee program insurance on the Fund's Statements of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	218,798,840,824	$218,798,840,824	219,638,025,923	$219,638,025,899
Putnam Prime Money Market Fund purchase in-kind	12,093,621,126	12,109,266,710	--	--
Shares issued to shareholders in payment of distributions declared	151,562,664	151,562,664	272,320,088	272,320,088
Shares redeemed	(209,910,551,458)	(209,910,551,458)	(217,948,715,083)	(217,948,715,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	21,133,473,156	$21,149,118,740	1,961,630,928	$1,961,630,904

Year Ended July 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,852,583,012	$26,852,583,012	43,431,505,830	$43,431,505,830
Putnam Prime Money Market Fund purchase in-kind	208,659,164	208,929,107	--	--
Shares issued to shareholders in payment of distributions declared	28,179,929	28,179,929	75,927,952	75,927,952
Shares redeemed	(25,980,856,376)	(25,980,856,376)	(43,089,808,593)	(43,089,808,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,108,565,729	$1,108,835,672	417,625,189	$417,625,189

Year Ended July 31	2009		2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,269,868,224	$2,269,868,224	1,189,955,258	$1,189,955,258
Shares issued to shareholders in payment of distributions declared	2,668,665	2,668,665	4,112,572	4,112,572
Shares redeemed	(1,964,177,475)	(1,964,177,475)	(1,007,514,943)	(1,007,514,943)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	308,359,414	$308,359,414	186,552,887	$186,552,887
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	22,550,398,299	$22,566,313,826	2,565,809,004	$2,565,808,980

4. PURCHASE IN-KIND

On September 24, 2008, the Fund received an in-kind subscription of securities and other assets from Putnam Prime Money Market Fund for $12,109,266,710 in exchange for 12,093,621,126 shares of the Fund's Institutional Shares. Additionally, securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of Prime Obligations Fund's Institutional Service Shares.

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions is in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for transactions associated with the purchase in-kind of securities from Putnam Prime Money Market Fund.

For the year ended July 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$10,685,416	$(9,728)	$(10,675,688)

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$443,506,384	$999,561,583

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(3,479)
Capital loss carryforwards	$(10,675,688)

At July 31, 2009, the Fund had a capital loss carryforward of $10,675,688 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 4,647
2013	$ 2,522
2014	$ 53,682
2015	$ 24,466
2016	$ 65,766
2017	$10,524,605

The Fund used capital loss carryforwards of $9,728 to offset taxable capital gains realized during the year ended July 31, 2009.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $28,774,368 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $566,150 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2009, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2009, FSSC voluntarily reimbursed $10,910 of shareholder services fee. For the year ended July 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee. In addition, for the year ended July 31, 2009, unaffiliated third-party financial intermediaries voluntarily waived $66,655 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,000,000 and $490,284,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2009, 97.73% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS OF THE FUND AND THE BOARD OF TRUSTEES OF THE MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Obligations Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. Ms. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2009

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

33506 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009		2008		2007 [1]	2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.015		0.028		0.034	0.029		0.017
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.028		0.034	0.029		0.017
Less Distributions:
Distributions from net investment income	(0.015)		(0.028)		(0.034)	(0.029)		(0.017)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--		--
TOTAL DISTRIBUTIONS	(0.015)		(0.028)		(0.034)	(0.029)		(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [3]	1.49%		2.79%		3.50%	2.91%		1.75%

Ratios to Average Net Assets:
Net expenses	0.23	% [4]	0.20	% [4]	0.20%	0.20%		0.20%
Net investment income	1.34%		2.67%		3.45%	2.82%		1.78%
Expense waiver/reimbursement [5]	0.08%		0.09%		0.09%	0.29%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,743,753		$10,053,590		$6,652,945	$5,941,736		$8,460,989

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.23% and 0.20% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,003.50	$1.19
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.60	$1.20

1 Expenses are equal to the Fund's annualized net expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	87.3%
Municipal Notes	11.3%
Commercial Paper	1.2%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

At July 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.8%
8-30 Days	2.4%
31-90 Days	1.7%
91-180 Days	1.6%
181 Days or more	6.3%
Other Assets and Liabilities - Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		Alabama--2.6%
$6,000,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.380%, 8/6/2009	$6,000,000
20,915,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	20,915,000
100,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 1.850%, 8/5/2009	100,000,000
26,200,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.370%, 8/7/2009	26,200,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.360%, 8/6/2009	23,000,000
12,285,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.450%, 8/6/2009	12,285,000
9,000,000		Columbia, AL IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.340%, 8/3/2009	9,000,000
13,500,000		Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 0.270%, 8/3/2009	13,500,000
4,360,000		Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 0.590%, 8/7/2009	4,360,000
3,230,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	3,230,000
1,000,000		Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	1,000,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.690%, 8/7/2009	1,750,000
5,000,000		Mobile, AL IDB, Barry Plant Project (First Series 2009), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	5,000,000
6,800,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.370%, 8/6/2009	6,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$31,000,000		Mobile, AL IDB, PCR (Series 2008), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 8/3/2009	$31,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.380%, 8/3/2009	18,950,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	5,000,000
69,008,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.350%, 8/3/2009	69,008,000
29,800,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.380%, 8/6/2009	29,800,000
13,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 8/5/2009	13,000,000
8,400,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 8/5/2009	8,400,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.480%, 8/6/2009	27,000,000
10,885,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.530%, 8/6/2009	10,885,000
15,900,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	15,900,000
		TOTAL	461,983,000
		Alaska--1.3%
63,860,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.280%, 8/6/2009	63,860,000
18,000,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.280%, 8/6/2009	18,000,000
20,000,000		Alaska State Housing Finance Corp., (Series 2002C) Weekly VRDNs, 0.280%, 8/6/2009	20,000,000
13,500,000		Alaska State Housing Finance Corp., (Series 2009A) Weekly VRDNs, 0.270%, 8/6/2009	13,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--continued
$30,440,000		Alaska State Housing Finance Corp., (Series 2009B) Weekly VRDNs, 0.250%, 8/6/2009	$30,440,000
8,315,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	8,315,000
76,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	76,025,438
		TOTAL	230,140,438
		Arizona--1.3%
1,200,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 8/6/2009	1,200,000
3,515,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 8/6/2009	3,515,000
17,500,000		Arizona Health Facilities Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.330%, 8/5/2009	17,500,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	20,000,000
39,075,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	39,075,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	1,800,000
14,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 0.440%, 8/6/2009	14,000,000
4,150,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	4,150,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.330%, 8/6/2009	5,000,000
2,615,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.380%, 8/6/2009	2,615,000
4,675,000	[3,4]	Phoenix, AZ Civic Improvement Corp., MACON (Series 2005L) Weekly VRDNs (Bank of America N.A. LIQ), 0.910%, 8/6/2009	4,675,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.370%, 8/5/2009	6,750,000
2,700,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$3,500,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.480%, 8/6/2009	$3,500,000
8,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.450%, 8/5/2009	8,950,000
2,800,000		Pima County, AZ IDA, (Series 2008B) Weekly VRDNs (Tucson Electric Power Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 8/5/2009	2,800,000
32,875,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	32,875,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	34,400,000
13,325,000		Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.350%, 8/6/2009	3,345,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.670%, 8/5/2009	3,885,000
8,615,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.500%, 8/6/2009	8,615,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.330%, 8/6/2009	2,300,000
1,500,000		Yuma, AZ IDA - Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	1,500,000
		TOTAL	238,475,000
		Arkansas--0.1%
19,560,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.440%, 8/6/2009	19,560,000
		California--9.0%
19,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 0.300%, 8/6/2009	19,900,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 0.340%, 8/6/2009	12,305,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.500%, 8/3/2009	$5,000,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	5,000,000
99,825,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.700%, 8/6/2009	99,825,000
81,275,000		Bay Area Toll Authority, CA, (Series 2003C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	81,275,000
44,100,000		Bay Area Toll Authority, CA, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.700%, 8/6/2009	44,100,000
132,225,000		Bay Area Toll Authority, CA, (Series 2004B) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.800%, 8/6/2009	132,225,000
68,855,000		Bay Area Toll Authority, CA, (Series 2004C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.800%, 8/6/2009	68,855,000
17,100,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.800%, 8/6/2009	17,100,000
75,200,000		Bay Area Toll Authority, CA, (Series 2006C) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.230%, 8/6/2009	75,200,000
48,700,000		Bay Area Toll Authority, CA, (Series 2007A-1) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.700%, 8/6/2009	48,700,000
30,000,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank, N.A. LIQ), 0.230%, 8/6/2009	30,000,000
49,040,000		Bay Area Toll Authority, CA, (Series 2007B-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/6/2009	49,040,000
78,900,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.870%, 8/6/2009	78,900,000
47,800,000		Bay Area Toll Authority, CA, (Series 2007G-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	47,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$74,300,000		Bay Area Toll Authority, CA, (Series 2007G-2) Weekly VRDNs (Bayerische Landesbank, CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.900%, 8/6/2009	$74,300,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.250%, 8/6/2009	10,000,000
22,700,000		California Health Facilities Financing Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	22,700,000
36,600,000		California Health Facilities Financing Authority, (Series 2008 A-2) Weekly VRDNs (Stanford Hospital & Clinics)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	36,600,000
38,135,000		California Health Facilities Financing Authority, (Series 2008D) Weekly VRDNs (Scripps Health)/(Bank of America N.A. LOC), 0.310%, 8/5/2009	38,135,000
25,600,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.330%, 8/5/2009	25,600,000
55,000,000		California School Cash Reserve Program Authority, 2009-2010 Senior Bonds (Series A), 2.50% TRANs, 7/1/2010	55,950,137
12,000,000		California School Cash Reserve Program Authority, 2009-2010 Subordinate Bonds (Series A), 2.50% TRANs (U.S. Bank, N.A. LOC), 7/1/2010	12,215,096
19,285,000		California State, (Series 2003C-1) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.300%, 8/6/2009	19,285,000
33,150,000		California State, (Series 2004 A-4) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.410%, 8/3/2009	33,150,000
44,405,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.400%, 8/6/2009	44,405,000
42,605,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.340%, 8/6/2009	42,605,000
14,000,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.290%, 8/6/2009	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$48,505,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.320%, 8/3/2009	$48,505,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	13,000,000
27,500,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	27,500,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.240%, 8/5/2009	10,500,000
4,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.360%, 8/6/2009	4,500,000
23,300,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (American Baptist Homes of the West)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	23,300,000
16,130,000		Los Angeles, CA Unified School District, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 8/5/2009	16,130,000
65,000,000		Los Angeles, CA Wastewater System, 0.60% CP, Mandatory Tender 8/3/2009	65,000,000
38,000,000		Metropolitan Water District of Southern California, (2008 Series A-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 8/6/2009	38,000,000
11,590,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.350%, 8/6/2009	11,590,000
11,505,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.350%, 8/6/2009	11,505,000
11,500,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.370%, 8/6/2009	11,500,000
10,000,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/6/2009	10,000,000
22,480,000		Southern California Public Power Authority (Power Projects), (Series 2009-1: Magnolia Power Project A) Weekly VRDNs (KBC Bank N.V. LOC), 0.290%, 8/5/2009	22,480,000
18,700,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	18,700,000
20,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	20,371,217
		TOTAL	1,596,751,450
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--0.8%
$4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	$4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	6,510,000
37,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.370%, 8/5/2009	37,000,000
23,940,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	23,940,000
15,710,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	15,710,000
10,000,000		Colorado HFA, (2006 Series C-2) Weekly VRDNs (FHLB of Topeka LIQ), 0.350%, 8/5/2009	10,000,000
11,000,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.350%, 8/5/2009	11,000,000
2,265,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 8/6/2009	2,265,000
3,900,000		Colorado Health Facilities Authority, (Series 2009A) Weekly VRDNs (Exempla, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/5/2009	3,900,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 0.340%, 8/3/2009	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.390%, 8/5/2009	7,455,000
		TOTAL	146,040,000
		Connecticut--0.7%
32,360,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.280%, 8/5/2009	32,360,000
20,140,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2009	20,140,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$50,000,000		Connecticut State, (Series 2009A), 2.00% BANs, 4/28/2010	$50,562,994
12,100,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.600%, 8/6/2009	12,100,000
		TOTAL	115,162,994
		Delaware--0.0%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.380%, 8/6/2009	6,900,000
		District of Columbia--0.5%
4,710,000		District of Columbia Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/7/2009	4,710,000
11,000,000		District of Columbia Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	11,000,000
1,700,000		District of Columbia Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	1,700,000
13,900,000		District of Columbia Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/6/2009	13,900,000
13,200,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	13,200,000
4,000,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,000,000
15,590,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	15,590,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.360%, 8/6/2009	26,665,000
		TOTAL	90,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--8.0%
$19,300,000		Alachua County, FL Health Facilities Authority, (Series 2003A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	$19,300,000
21,250,000		Alachua County, FL Health Facilities Authority, (Series A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	21,250,000
30,475,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	30,475,000
19,740,000		Brevard County, FL Health Facilities Authority, (Series 2003) Daily VRDNs (Health First, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	19,740,000
3,400,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.340%, 8/5/2009	3,400,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.700%, 8/6/2009	42,020,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.440%, 8/6/2009	28,375,000
15,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.350%, 8/6/2009	15,000,000
24,870,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.400%, 8/6/2009	24,870,000
21,370,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.400%, 8/6/2009	21,370,000
10,000,000		Citizens Property Insurance Corp. FL, (Series 2007A), 5.00% Bonds (Berkshire Hathaway Assurance Corp. INS), 3/1/2010	10,243,828
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 8/6/2009	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	17,000,000
7,200,000		Dade County, FL IDA, (Series 1985D) Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 0.310%, 8/5/2009	7,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	$13,000,000
18,000,000		Florida Local Government Finance Commission, (Series A), 0.50% CP (Wachovia Bank N.A. LOC), Mandatory Tender 8/12/2009	18,000,000
15,375,000	[3,4]	Florida State Board of Education, PZ-198, 0.65% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/14/2010	15,375,000
6,800,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.350%, 8/3/2009	6,800,000
20,410,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.600%, 8/3/2009	20,410,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	4,705,000
8,000,000		Hernando County, FL, IDBs (Series 2008) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	8,000,000
27,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	27,500,000
26,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	26,500,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	5,000,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.840%, 8/6/2009	10,000,000
55,650,000		Highlands County, FL Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	55,650,000
27,900,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.250%, 8/6/2009	27,900,000
24,725,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.720%, 8/6/2009	24,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	$27,750,000
16,155,000		Highlands County, FL Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	16,155,000
25,000,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	25,000,000
25,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.850%, 8/6/2009	25,000,000
2,160,000		Hillsborough County, FL IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,160,000
19,200,000		Hillsborough County, FL IDA, (Series 2008B) Weekly VRDNs (University Community Hospital)/(Wachovia Bank N.A. LOC), 0.410%, 8/6/2009	19,200,000
8,000,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.230%, 8/6/2009	8,000,000
15,600,000		JEA, FL Electric System, (Series Three 2008D-1) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	15,600,000
24,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 8/5/2009	24,000,000
17,825,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	17,825,000
2,000,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009C) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.340%, 8/5/2009	2,000,000
37,645,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 1.850%, 8/5/2009	37,645,000
31,500,000		Manatee County, FL School District, (Series 2008), 3.00% TANs, 10/7/2009	31,574,092
5,000,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.330%, 8/3/2009	5,000,000
690,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	690,000
37,070,000		Miami, FL, Parking System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (SunTrust Bank LOC), 1.850%, 8/6/2009	37,070,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$5,000,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	$5,000,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	57,440,000
21,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/5/2009	21,000,000
17,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Banknorth N.A. LOC), 0.220%, 8/6/2009	17,000,000
2,100,000		Orange County, FL IDA, (Series 1999) Weekly VRDNs (Goodwill Industries of Central Florida, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,100,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 1.950%, 8/5/2009	5,000,000
5,400,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,400,000
34,940,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 1.720%, 8/6/2009	34,940,000
9,485,000		Orange County, FL, Health Facilities Authority, (Series 2004) Daily VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.600%, 8/3/2009	9,485,000
6,930,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	6,930,000
13,130,000		Orange County, FL, Health Facilities Authority, (Series 2008D) Daily VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.600%, 8/3/2009	13,130,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Regional Healthcare System)/(Branch Banking & Trust Co. LOC), 0.350%, 8/5/2009	4,500,000
24,650,000		Orange County, FL, Health Facilities Authority, (Series 2008G) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 1.250%, 8/5/2009	24,650,000
24,670,000	[3,4]	Orange County, FL, Health Facilities Authority, Stage Trust (Series 2008-64C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	24,670,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	$113,750,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	11,300,000
18,090,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.350%, 8/6/2009	18,090,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 0.510%, 8/6/2009	6,410,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.530%, 8/5/2009	4,000,000
17,800,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.600%, 8/3/2009	17,800,000
3,775,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Weekly VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.330%, 8/3/2009	3,775,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 8/6/2009	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	8,875,000
17,975,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	17,975,000
7,100,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	7,100,000
6,000,000		Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	6,000,000
11,590,000		Santa Rosa County, FL, Health Facilities Revenue Bonds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 0.400%, 8/6/2009	11,590,000
17,300,000		Sarasota County, FL Public Hospital District, (Series 2007B) Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	17,300,000
19,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.350%, 8/3/2009	19,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$3,300,000		St. Petersburg, FL HFA, (Series 2009) Weekly VRDNs (Presbyterian Retirement Communities, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	$3,300,000
13,255,000	[3,4]	Tallahassee, FL Energy System, Solar Eclipse (Series 2007-078) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 8/3/2009	13,255,000
5,195,000	[3,4]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (Bank of America N.A. LIQ), 3.000%, 8/6/2009	5,195,000
4,150,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	4,150,000
6,000,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	6,000,000
12,900,000		Tohopekaliga, FL Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.380%, 8/6/2009	12,900,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	10,000,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 1.250%, 8/6/2009	2,125,000
		TOTAL	1,407,612,920
		Georgia--2.9%
31,500,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	31,500,000
20,000,000	[3,4]	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	20,000,000
4,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 2.250%, 8/5/2009	4,800,000
10,800,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005B) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 2.150%, 8/6/2009	10,800,000
12,000,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$3,235,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 1.000%, 8/5/2009	$3,235,000
1,800,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 1.850%, 8/5/2009	1,800,000
3,500,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	3,500,000
45,480,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.590%, 8/6/2009	45,480,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.400%, 8/6/2009	7,550,000
5,715,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 1.500%, 8/5/2009	5,715,000
2,400,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	2,400,000
9,780,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	9,780,000
5,700,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,700,000
12,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	12,000,000
21,325,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.340%, 8/5/2009	21,325,000
4,300,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	4,300,000
500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	500,000
6,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	$8,300,000
8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	8,300,000
6,700,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,700,000
6,395,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,395,000
11,770,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.340%, 8/6/2009	11,770,000
10,784,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.370%, 8/5/2009	10,784,000
37,545,000		Gwinnett County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 1.720%, 8/5/2009	37,545,000
19,300,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	19,300,000
17,350,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	17,350,000
37,000,000		Hall County & Gainesville, GA Hospital Authority, (Series 2007G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Assured Guaranty Corp. INS)/(Bayerische Landesbank LIQ), 2.000%, 8/5/2009	37,000,000
30,345,000		La Grange, GA Development Authority, (Series 2007) Weekly VRDNs (La Grange College)/(SunTrust Bank LOC), 2.190%, 8/6/2009	30,345,000
15,630,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	15,630,000
20,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	20,145,538
13,765,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	13,765,000
8,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.350%, 8/5/2009	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$9,700,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	$9,700,000
22,975,000		Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	22,975,000
23,000,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	23,000,000
		TOTAL	515,389,538
		Hawaii--0.1%
19,000,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.350%, 8/6/2009	19,000,000
		Idaho--0.7%
6,000,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.410%, 8/3/2009	6,000,000
15,000,000		Idaho Health Facilities Authority, (Series 2009A) Weekly VRDNs (St. Lukes Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.290%, 8/5/2009	15,000,000
100,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	101,907,431
		TOTAL	122,907,431
		Illinois--8.0%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.350%, 8/6/2009	12,410,000
31,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.450%, 8/6/2009	31,085,000
20,000,000	[3,4]	Chicago, IL Board of Education, (EAGLE-20090051-CL A) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.860%, 8/6/2009	20,000,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	19,050,000
79,520,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	79,520,000
41,330,000	[3,4]	Chicago, IL Board of Education, (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	41,330,000
7,000,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.330%, 8/6/2009	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.350%, 8/6/2009	$4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	6,230,000
10,500,000		Chicago, IL Wastewater Transmission Daily VRDNs (Northern Trust Co., Chicago, IL LOC), 0.380%, 8/3/2009	10,500,000
12,000,000		Chicago, IL Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.380%, 8/3/2009	12,000,000
15,000,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.380%, 8/3/2009	15,000,000
20,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.420%, 8/6/2009	20,000,000
14,900,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.420%, 8/6/2009	14,900,000
3,225,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.420%, 8/6/2009	3,225,000
8,800,000	[3,4]	Chicago, IL, ROCs (RR II R-12265) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.460%, 8/6/2009	8,800,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 8/6/2009	9,500,000
23,000,000		Chicago, IL, Tender Notes (Series 2008), 0.70% TOBs (Harris, N.A. LOC), Mandatory Tender 10/7/2009	23,000,000
4,250,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen (LIQ)), 0.410%, 8/5/2009	4,250,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 4.500%, 8/6/2009	7,185,000
10,770,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.460%, 8/6/2009	10,770,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	3,900,000
8,800,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.230%, 8/5/2009	8,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$54,900,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.160%, 8/5/2009	$54,900,000
1,200,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris, N.A. LOC), 0.880%, 8/6/2009	1,200,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/5/2009	3,700,000
10,000,000		Illinois Finance Authority, (Series 2009 B-2) Weekly VRDNs (University of Chicago Medical Center)/(Bank of Montreal LOC), 0.320%, 8/6/2009	10,000,000
12,605,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	12,605,000
5,545,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2009	5,545,000
30,000,000		Illinois Finance Authority, (Series 2005D) Weekly VRDNs (Clare at Water Tower)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	30,000,000
22,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/6/2009	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 3.160%, 8/6/2009	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	18,000,000
13,750,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	13,750,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/6/2009	100,425,000
36,595,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/5/2009	36,595,000
69,200,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 0.400%, 8/5/2009	69,200,000
5,400,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.370%, 8/6/2009	5,400,000
8,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	$50,000,000
5,470,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/6/2009	5,470,000
18,700,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 8/5/2009	18,700,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	8,305,000
4,160,000		Illinois Finance Authority, (Series 2009 A-2) Weekly VRDNs (University of Chicago Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/6/2009	4,160,000
4,200,000		Illinois Finance Authority, (Series 2009 B-1) Daily VRDNs (University of Chicago Medical Center)/(Bank of Montreal LOC), 0.330%, 8/3/2009	4,200,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-9C-144A) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	9,885,000
10,100,000		Illinois Finance Authority, (Series 2009-F) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2009	10,100,000
7,200,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(National City Bank LOC), 0.280%, 8/5/2009	7,200,000
3,250,000		Illinois Finance Authority, (Series 2009B-2) Weekly VRDNs (Art Institute of Chicago)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 8/5/2009	3,250,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/5/2009	8,000,000
6,875,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/6/2009	6,875,000
5,000,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	5,000,000
24,500,000		Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/6/2009	24,500,000
10,000,000		Illinois Finance Authority, (Series A-2), 0.75% TOBs (Advocate Health Care Network), Optional Tender 2/5/2010	10,000,000
4,200,000		Illinois Finance Authority, (Series B) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.350%, 8/5/2009	4,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	$19,570,000
20,000,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.330%, 8/5/2009	20,000,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2009	70,145,000
48,605,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.400%, 8/6/2009	48,605,000
3,200,000		Illinois Finance Authority, (Series 2009 A-1) Weekly VRDNs (University of Chicago Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/6/2009	3,200,000
15,675,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/3/2009	15,675,000
30,000,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 8/5/2009	30,000,000
52,940,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	52,940,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/6/2009	2,000,000
4,600,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	4,600,000
45,200,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997) Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 0.380%, 8/6/2009	45,200,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.620%, 8/6/2009	75,000,000
7,220,000		Lake County, IL Forest Preserve District, 3.00% Bonds, 12/15/2009	7,276,326
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.360%, 8/6/2009	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 0.600%, 8/6/2009	10,815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$6,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), 0.330%, 8/5/2009	$6,570,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (Deutsche Bank AG LIQ), 0.380%, 8/6/2009	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(Bank of America N.A. LOC), 0.510%, 8/5/2009	8,470,000
11,000,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, 2.50% TANs, 10/1/2009	11,018,275
		TOTAL	1,416,704,601
		Indiana--2.3%
73,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.800%, 8/5/2009	73,400,000
8,920,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.260%, 8/5/2009	8,920,000
5,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	5,400,000
7,725,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	7,725,000
22,000,000		Indiana Health Facility Financing Authority, (Series 2003E-6), 0.60% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2010	22,000,000
17,900,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/6/2009	17,900,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.910%, 8/6/2009	25,985,000
10,900,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/6/2009	10,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	$11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	11,000,000
4,415,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2008) Daily VRDNs (Floyd Memorial Hospital and Health Services)/(Branch Banking & Trust Co. LOC), 0.390%, 8/3/2009	4,415,000
15,000,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009B) Weekly VRDNs (Community Health Network)/(National City Bank LOC), 0.310%, 8/6/2009	15,000,000
5,370,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.370%, 8/6/2009	5,370,000
3,720,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.370%, 8/6/2009	3,720,000
15,045,000		Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.390%, 8/6/2009	15,045,000
18,235,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, PUTTERs (Series 2788) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.340%, 8/6/2009	18,235,000
29,700,000		Indianapolis, IN MFH, (Series 2007: Lake Nora & Fox Club Projects) Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 0.310%, 8/6/2009	29,700,000
23,215,000		Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	23,215,000
85,730,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/3/2009	85,730,000
1,755,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 2.900%, 8/5/2009	1,755,000
6,485,000		Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 8/6/2009	6,485,000
		TOTAL	403,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--0.9%
$23,160,000		Iowa Finance Authority - Health Facilities, (Series 2009A) Daily VRDNs (Iowa Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	$23,160,000
8,965,000		Iowa Finance Authority - Health Facilities, (Subseries 2005A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.230%, 8/5/2009	8,965,000
44,790,000		Iowa Finance Authority - Health Facilities, (Subseries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	44,790,000
28,000,000		Iowa Finance Authority - Health Facilities, (Subseries 2008A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 1.000%, 8/5/2009	28,000,000
13,845,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	13,845,000
37,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 8/6/2009	37,000,000
		TOTAL	155,760,000
		Kansas--0.3%
15,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	15,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.350%, 8/6/2009	10,195,000
33,750,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	33,755,483
		TOTAL	58,950,483
		Kentucky--0.9%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 8/6/2009	20,080,000
4,961,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,961,000
34,000,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/3/2009	34,000,000
71,295,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003B) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/3/2009	71,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--continued
$6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 8/6/2009	$6,650,000
16,720,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.360%, 8/6/2009	16,720,000
4,940,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 8/7/2009	4,940,000
		TOTAL	158,646,000
		Louisiana--2.1%
80,000,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(SunTrust Bank LOC), 1.850%, 8/5/2009	80,000,000
41,410,000		Jefferson Parish, LA Hospital Service District No. 1, (Series A), 5.85% Bonds (United States Treasury PRF 1/1/2010@100), 1/1/2034	42,208,046
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001) Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 1.900%, 8/5/2009	7,200,000
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.530%, 8/5/2009	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.530%, 8/5/2009	3,350,000
11,900,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 8/3/2009	11,900,000
7,900,000		Louisiana Public Facilities Authority, (Series 2008A) Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 8/6/2009	7,900,000
7,885,000		Louisiana Public Facilities Authority, (Series 2008D-1) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.220%, 8/5/2009	7,885,000
24,955,000	[3,4]	Louisiana Public Facilities Authority, ROCs (Series 11279) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	24,955,000
20,000,000		Louisiana State Gas & Fuels, (Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.310%, 8/6/2009	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank N.A., New York LIQ), 0.440%, 8/6/2009	$81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008--6C) Weekly VRDNs (FSA INS)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	37,830,000
22,950,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.600%, 8/3/2009	22,950,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.530%, 8/6/2009	6,435,000
16,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/5/2009	16,200,000
		TOTAL	374,813,046
		Maine--0.1%
5,645,000		Maine Finance Authority, (Series 2008) Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank N.A. LOC), 2.500%, 8/6/2009	5,645,000
3,395,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	3,395,000
		TOTAL	9,040,000
		Maryland--1.6%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.350%, 8/6/2009	6,450,000
2,140,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 8/7/2009	2,140,000
15,200,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.480%, 8/5/2009	15,200,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,775,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$5,000,000		Howard County, MD Retirement Community Revenue Bonds, (Series 2000A), 8.00% Bonds (Vantage House Corp.)/(United States Treasury PRF 5/15/2010@103), 5/15/2029	$5,441,568
2,300,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/4/2009	2,300,000
555,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/7/2009	555,000
3,400,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	3,400,000
1,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	1,925,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 8/7/2009	2,185,000
13,000,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/3/2009	13,000,000
3,580,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	3,580,000
1,440,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/4/2009	1,440,500
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	6,000,000
6,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/5/2009	6,050,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 1.800%, 8/5/2009	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	735,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$23,655,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 8/7/2009	$23,655,000
6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A) Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 1.850%, 8/6/2009	6,935,000
17,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	17,000,000
12,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	12,500,000
2,485,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 8/7/2009	2,485,000
6,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,000,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	5,000,000
32,575,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G) Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank N.A. LOC), 0.350%, 8/3/2009	32,575,000
2,520,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.350%, 8/7/2009	2,520,000
7,115,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/5/2009	7,115,000
3,300,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	3,300,000
10,635,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 8/7/2009	10,635,000
16,655,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	16,655,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$13,400,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	$13,400,000
1,814,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 8/4/2009	1,814,000
3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.350%, 8/6/2009	3,335,000
4,400,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 8/3/2009	4,400,000
1,500,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 8/4/2009	1,500,000
3,560,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	3,560,000
3,950,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/7/2009	3,950,000
9,980,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	9,980,000
		TOTAL	283,101,068
		Massachusetts--2.5%
5,000,000		Beverly, MA, 1.50% BANs, 10/21/2009	5,009,954
4,600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 0.470%, 8/3/2009	4,600,000
12,450,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.400%, 8/3/2009	12,450,000
50,850,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2009	50,850,000
10,000,000		Massachusetts Development Finance Agency, (Series U-1) Weekly VRDNs (Boston University)/(Bank of Nova Scotia, Toronto LOC), 0.200%, 8/6/2009	10,000,000
42,800,000		Massachusetts Development Finance Agency, (Series U-5B) Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 0.500%, 8/3/2009	42,800,000
29,390,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.450%, 8/6/2009	29,390,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$15,170,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	$15,170,000
2,495,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	2,495,000
22,590,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/5/2009	22,590,000
19,850,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	19,850,000
2,375,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,375,000
7,345,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	7,345,000
42,765,000		Massachusetts HEFA, (Series C 2008) Weekly VRDNs (Southcoast Health System Obligated Group)/(Bank of America N.A. LOC), 0.250%, 8/6/2009	42,765,000
5,320,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	5,320,000
4,450,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	4,450,000
19,200,000		Massachusetts School Building Authority, (Series A), 0.43% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/12/2009	19,200,000
6,290,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	6,290,000
7,140,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/5/2009	7,140,000
20,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 8/5/2009	20,000,000
2,305,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	2,305,000
26,320,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.300%, 8/6/2009	26,320,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$15,252,874		New Bedford, MA, 2.00% BANs, 2/12/2010	$15,349,866
46,500,000		Quincy, MA, 1.50% BANs, 1/29/2010	46,694,689
12,500,000		Winchester, MA, 1.00% BANs, 7/9/2010	12,560,553
		TOTAL	433,320,062
		Michigan--3.0%
6,600,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	6,600,000
15,000,000	[3,4]	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	15,000,000
7,100,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.660%, 8/6/2009	7,100,000
11,650,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 8/6/2009	11,650,000
7,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.550%, 8/6/2009	7,000,000
57,620,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.770%, 8/5/2009	57,620,000
3,400,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.300%, 8/5/2009	3,400,000
44,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/6/2009	44,585,000
3,075,000		Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/3/2009	3,075,000
25,000,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/7/2009	25,000,000
3,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	3,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$44,000,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	$44,000,000
34,385,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(RBS Citizens Bank N.A. LOC), 2.340%, 8/6/2009	34,385,000
500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	500,000
925,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.500%, 8/3/2009	925,000
96,450,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/5/2009	96,450,000
17,100,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/5/2009	17,100,000
12,360,000		Michigan State Hospital Financial Authority, (Series 2006C) Weekly VRDNs (Henry Ford Health System, MI)/(RBS Citizens Bank N.A. LOC), 1.720%, 8/5/2009	12,360,000
5,180,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.370%, 8/6/2009	5,180,000
10,420,000		Michigan State Housing Development Authority, (Series 2009D) Weekly VRDNs (Barclays Bank PLC LIQ), 0.300%, 8/5/2009	10,420,000
7,150,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.400%, 8/3/2009	7,150,000
1,580,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.660%, 8/6/2009	1,580,000
75,000,000		Michigan State, 3.00% RANs, 9/30/2009	75,115,093
2,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/5/2009	2,700,000
2,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.390%, 8/6/2009	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$3,995,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	$3,995,000
36,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/5/2009	36,200,000
		TOTAL	534,690,093
		Minnesota--1.3%
2,800,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.380%, 8/6/2009	2,800,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	4,550,000
4,500,000		Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/5/2009	4,500,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/5/2009	2,300,000
14,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	14,000,000
48,200,000		Minnesota Agricultural and Economic Development Board, (Series 008C-4A) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 0.390%, 8/3/2009	48,200,000
5,000,000		Minnesota Agricultural and Economic Development Board, (Series C-4B) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.390%, 8/3/2009	5,000,000
1,935,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.330%, 8/6/2009	1,935,000
9,900,000	[3,4]	Minnesota State, EAGLES (Series 2008-0045) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 0.490%, 8/6/2009	9,900,000
1,000,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.380%, 8/6/2009	1,000,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.390%, 8/7/2009	3,575,000
5,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.250%, 8/5/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$6,000,000		Rochester, MN Health Care Facility Authority, (Series 2002B remarketed 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.250%, 8/5/2009	$6,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 0.70% TOBs (Mayo Clinic), Mandatory Tender 4/1/2010	10,000,000
3,220,000		St. Cloud, MN, (Series 2008B) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.380%, 8/6/2009	3,220,000
16,635,000		St. Cloud, MN, (Series 2008C) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.350%, 8/6/2009	16,635,000
2,115,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 1.500%, 8/5/2009	2,115,000
6,400,000		University of Minnesota, (Series 1999A) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.250%, 8/5/2009	6,400,000
89,165,000		University of Minnesota, (Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2009	89,165,000
		TOTAL	236,295,000
		Mississippi--0.0%
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	6,210,000
		Missouri--1.5%
4,100,000		Cape Girardeau County, MO IDA, (Series 2009B) Weekly VRDNs (Saint Francis Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/6/2009	4,100,000
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.320%, 8/5/2009	11,650,000
9,250,000		Missouri State HEFA, (Series 2003C-1), 0.56% TOBs (Ascension Health Credit Group), Mandatory Tender 5/4/2010	9,250,000
6,340,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.270%, 8/5/2009	6,340,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.470%, 8/3/2009	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$12,400,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.470%, 8/3/2009	$12,400,000
58,100,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 8/6/2009	58,100,000
16,700,000		Missouri State HEFA, (Series 2008-F) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/5/2009	16,700,000
16,700,000		Missouri State HEFA, (Series 2008-H) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Northern Trust Co., Chicago, IL LIQ), 0.240%, 8/5/2009	16,700,000
9,000,000		Missouri State HEFA, (Series C-4), 3.50% TOBs (Ascension Health Credit Group), Mandatory Tender 11/15/2009	9,068,897
20,000,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.470%, 8/3/2009	20,000,000
7,300,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.380%, 8/5/2009	7,300,000
8,800,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	8,908,837
6,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.220%, 8/6/2009	6,000,000
18,300,000		St. Louis, MO, (Series 2009), 2.00% TRANs, 6/30/2010	18,532,204
		TOTAL	259,114,938
		Multi-State--0.1%
10,945,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/ (Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.460%, 8/6/2009	10,945,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 0.590%, 8/7/2009	3,485,000
2,845,000	[3,4]	Delaware River Port Authority Revenue, (SGA 89) Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.400%, 8/3/2009	2,845,000
		TOTAL	17,275,000
		Nebraska--0.1%
17,200,000		Nebraska Educational Finance Authority, (Series 2008) Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	17,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--0.9%
$6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	$6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	26,700,000
14,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 1.000%, 8/5/2009	14,350,000
45,160,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 0.310%, 8/3/2009	45,160,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.360%, 8/6/2009	28,500,000
13,400,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 8/6/2009	13,400,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.320%, 8/5/2009	21,400,000
5,970,000		Reno, NV Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.320%, 8/5/2009	5,970,000
		TOTAL	161,980,000
		New Hampshire--0.2%
5,810,000		New Hampshire Health and Education Facilities Authority, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/3/2009	5,810,000
24,405,000		New Hampshire Health and Education Facilities Authority, (Series 2008) Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	24,405,000
5,000,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002) Weekly VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	5,000,000
		TOTAL	35,215,000
		New Jersey--1.3%
6,105,800		Cliffside Park, NJ, 1.50% BANs, 3/26/2010	6,132,905
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 8/6/2009	21,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$4,200,000		Mercer County, NJ, 2.25% BANs, 1/14/2010	$4,226,126
10,537,000		Montclair Township, NJ, 2.50% BANs, 12/18/2009	10,578,491
4,600,000		Montclair Township, NJ, Temporary Notes, 2.50% BANs, 12/18/2009	4,618,113
13,200,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 0.310%, 8/6/2009	13,200,000
7,550,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.290%, 8/6/2009	7,550,000
4,290,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.310%, 8/6/2009	4,290,000
3,820,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Somerset Medical Center)/(TD Banknorth N.A. LOC), 0.290%, 8/6/2009	3,820,000
1,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.280%, 8/6/2009	1,800,000
4,820,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 0.300%, 8/6/2009	4,820,000
88,600,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (ROCs RR II R-12294) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.840%, 8/6/2009	88,600,000
8,300,000		Paramus, NJ, 1.50% BANs, 4/15/2010	8,340,558
8,886,113		Roxbury Township, NJ, 2.50% BANs, 12/4/2009	8,901,005
5,000,000		Sea Isle City, NJ, 2.50% BANs, 12/10/2009	5,007,017
17,450,000		Toms River, NJ, 1.25% BANs, 6/30/2010	17,568,764
20,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	20,218,438
		TOTAL	230,671,417
		New Mexico--0.1%
4,591,000		Albuquerque, NM Airport, (Series B), 0.75% CP (Bank of New York LOC), Mandatory Tender 1/14/2010	4,591,000
4,965,000	[3,4]	University of New Mexico, PUTTERs (Series 3050) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	4,965,000
		TOTAL	9,556,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--4.9%
$12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	$12,350,000
4,735,000		Hauppauge, NY Union Free School District, 1.25% BANs, 1/22/2010	4,747,246
29,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.380%, 8/5/2009	29,750,000
34,850,000		Maine-Endwell, NY Central School District, 1.50% BANs, 6/25/2010	35,145,635
34,200,000		New York City Housing Development Corp., (Series 2005A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.250%, 8/5/2009	34,200,000
37,000,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.230%, 8/5/2009	37,000,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 1.500%, 8/5/2009	32,420,000
6,800,000		New York City Trust For Cultural Resources, (Series 2008A-2) Daily VRDNs (Lincoln Center for the Performing Arts, Inc.)/(Bank of America N.A. LOC), 0.330%, 8/3/2009	6,800,000
10,250,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/6/2009	10,250,000
32,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.400%, 8/5/2009	32,500,000
34,700,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.330%, 8/3/2009	34,700,000
4,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.600%, 8/3/2009	4,000,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, (ROCs RR II - 12292) Weekly VRDNs (Citibank N.A., New York LIQ), 0.480%, 8/6/2009	17,325,000
7,350,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.550%, 8/3/2009	7,350,000
16,800,000		New York City, NY Municipal Water Finance Authority, Fiscal 2007 (Series CC-1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.330%, 8/3/2009	16,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$30,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-1) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.280%, 8/3/2009	$30,000,000
700,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-2) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.290%, 8/3/2009	700,000
350,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2009	350,000
14,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.300%, 8/3/2009	14,000,000
6,400,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-2) Daily VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.300%, 8/3/2009	6,400,000
32,015,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.280%, 8/5/2009	32,015,000
16,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank N.A., New York LIQ), 0.300%, 8/3/2009	16,000,000
18,940,000		New York City, NY, (1994 Series A-10) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/3/2009	18,940,000
15,300,000		New York City, NY, (1994 Series A-10) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/3/2009	15,300,000
4,425,000		New York City, NY, (Fiscal 1994 Series E-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/3/2009	4,425,000
3,500,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	3,500,000
12,900,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.280%, 8/5/2009	12,900,000
20,200,000		New York City, NY, (Fiscal 2006 Series E-3) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 8/6/2009	20,200,000
1,695,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 0.600%, 8/3/2009	1,695,000
5,500,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.330%, 8/3/2009	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$10,500,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.370%, 8/6/2009	$10,500,000
11,800,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.350%, 8/3/2009	11,800,000
7,000,000		New York City, NY, (Fiscal 2008 Subseries L-6) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	7,000,000
28,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.910%, 8/6/2009	28,000,000
16,000,000		New York City, NY, (Series 1994B-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 8/3/2009	16,000,000
33,000,000		New York State Dormitory Authority, (Series 2006A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.250%, 8/5/2009	33,000,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	40,000,000
78,750,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.280%, 8/6/2009	78,750,000
23,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2009	23,500,000
27,500,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.380%, 8/5/2009	27,500,000
12,500,000		New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.350%, 8/5/2009	12,500,000
4,200,000		New York State HFA, West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.270%, 8/5/2009	4,200,000
20,685,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-7V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	20,685,000
13,900,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.230%, 8/6/2009	13,900,000
14,000,000		Oswego, NY City School District, 2.50% BANs, 8/14/2009	14,003,180
8,700,000		Tonawanda Town, NY, 2.50% BANs, 9/9/2009	8,706,851
10,925,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.450%, 8/5/2009	10,925,000
		TOTAL	858,232,912
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--3.0%
$132,385,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.340%, 8/6/2009	$132,385,000
24,873,000		Charlotte, NC, (Series 2005), 0.85% CP, Mandatory Tender 9/10/2009	24,873,000
52,400,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007H) Daily VRDNs (Carolinas HealthCare System)/(Wachovia Bank N.A. LOC), 0.310%, 8/3/2009	52,400,000
38,135,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	38,135,000
9,540,000		Mecklenburg County, NC, (2006 Mecklenburg County) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.350%, 8/6/2009	9,540,000
10,000,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.340%, 8/6/2009	10,000,000
20,000,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D) 6-Month VRDNs, 0.510%, 8/6/2009	20,000,000
10,055,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.420%, 8/5/2009	10,055,000
17,315,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	17,315,000
21,735,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.350%, 8/6/2009	21,735,000
28,250,000		North Carolina Medical Care Commission, (Series 2003B) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	28,250,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,000,000
4,905,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,905,000
43,680,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.350%, 8/3/2009	43,680,000
7,600,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	7,600,000
2,060,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,060,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$14,895,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.330%, 8/6/2009	$14,895,000
9,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	9,400,000
6,575,000		North Carolina Medical Care Commission, (Series 2009C) Weekly VRDNs (North Carolina Baptist)/(Branch Banking & Trust Co. LIQ), 0.330%, 8/6/2009	6,575,000
12,320,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Branch Banking & Trust Co. LIQ), 0.330%, 8/6/2009	12,320,000
4,600,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,600,000
21,500,000		North Carolina State, (Series 2002F) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.250%, 8/5/2009	21,500,000
15,260,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.300%, 8/6/2009	15,260,000
5,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	5,018,184
11,300,000		Winston-Salem, NC Water & Sewer System, (Series 2002C) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.340%, 8/5/2009	11,300,000
		TOTAL	528,801,184
		Ohio--4.2%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.500%, 8/6/2009	3,125,000
9,000,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.330%, 8/3/2009	9,000,000
9,650,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.110%, 8/6/2009	9,650,000
2,800,000		Avon, OH, 1.30% BANs, 5/12/2010	2,809,700
9,805,000		Beavercreek, OH Local School District, 2.00% BANs, 8/18/2009	9,811,195
8,000,000		Butler County, OH, 2.25% BANs, 8/6/2009	8,000,538
10,685,000	[3,4]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.550%, 8/5/2009	10,685,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	1,925,000
8,500,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.380%, 8/6/2009	8,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$7,480,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.150%, 8/6/2009	$7,480,000
8,000,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/6/2009	8,000,000
20,000,000		Columbus, OH City School District, (Series A), 2.00% BANs, 8/13/2009	20,008,585
14,000,000		Columbus, OH City School District, (Series B), 1.50% BANs, 12/16/2009	14,041,580
3,905,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 2.410%, 8/6/2009	3,905,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 2.600%, 8/6/2009	5,000,000
3,880,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	3,880,000
4,860,000		Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	4,860,000
21,830,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	21,830,000
2,425,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 8/6/2009	2,425,000
9,331,000		Fairborn, OH, 2.00% BANs, 5/19/2010	9,386,052
7,365,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	7,365,000
6,165,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.600%, 8/6/2009	6,165,000
14,705,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 0.360%, 8/6/2009	14,705,000
8,210,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.430%, 8/6/2009	8,210,000
17,790,000		Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	17,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$26,050,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/6/2009	$26,050,000
9,965,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/6/2009	9,965,000
8,500,000		Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/6/2009	8,500,000
5,550,000		Green City, OH, 1.75% BANs, 7/9/2010	5,606,787
5,105,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.360%, 8/6/2009	5,105,000
1,550,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/6/2009	1,550,000
4,615,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 8/6/2009	4,615,000
28,245,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 1.000%, 8/6/2009	28,245,000
20,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.250%, 8/6/2009	20,500,000
12,468,000		Hamilton, OH, 2.00% BANs, 9/10/2009	12,468,000
8,820,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 2.500%, 8/6/2009	8,820,000
3,800,000		Hilliard, OH, (Series 2008), 2.25% BANs, 8/27/2009	3,801,330
15,000,000		Huber Heights, OH City School District, 2.00% BANs, 8/18/2009	15,005,946
10,255,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 2.500%, 8/6/2009	10,255,000
15,555,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	15,555,000
34,435,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.360%, 8/6/2009	34,435,000
3,845,000		Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.000%, 8/6/2009	3,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$4,190,000		Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.000%, 8/6/2009	$4,190,000
7,000,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.300%, 8/5/2009	7,000,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.510%, 8/6/2009	7,400,000
9,925,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 8/6/2009	9,925,000
8,315,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	8,315,000
19,036,771		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	19,080,682
2,245,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/5/2009	2,245,000
33,895,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.420%, 8/6/2009	33,895,000
12,000,000		Montgomery County, OH, (Series 2008C), 0.80% CP (Miami Valley Hospital), Mandatory Tender 8/7/2009	12,000,000
10,200,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 2.450%, 8/6/2009	10,200,000
46,500,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/5/2009	46,500,000
4,800,000		Ohio State Higher Educational Facilities Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 8/6/2009	4,800,000
10,700,000		Ohio State Higher Educational Facilities, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	10,700,000
4,580,000		Ohio State Higher Educational Facilities, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.500%, 8/6/2009	4,580,000
2,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.350%, 8/5/2009	2,650,000
49,150,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.350%, 8/3/2009	49,150,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$4,030,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	$4,030,000
9,345,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.330%, 8/5/2009	9,345,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.320%, 8/6/2009	3,000,000
15,020,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 2.750%, 8/6/2009	15,020,000
5,070,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	5,070,000
1,690,000		Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 3.050%, 8/6/2009	1,690,000
4,950,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	4,950,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 3.000%, 8/6/2009	5,000,000
4,200,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	4,200,000
20,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	20,000,000
6,210,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	6,210,000
		TOTAL	744,025,395
		Oklahoma--0.7%
900,000		Oklahoma Development Finance Authority, (Series 2001) Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 0.510%, 8/6/2009	900,000
7,575,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	7,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oklahoma--continued
$6,200,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/6/2009	$6,200,000
44,060,000		Oklahoma State Turnpike Authority, (Series 2006C) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.220%, 8/6/2009	44,060,000
17,610,000		Oklahoma State Turnpike Authority, (Series 2006D) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.310%, 8/6/2009	17,610,000
34,510,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	34,510,000
12,240,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2005B), 5.00% Bonds, 5/15/2010	12,654,671
		TOTAL	123,509,671
		Oregon--1.4%
15,000,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	15,000,000
9,000,000		Oregon Health and Science University, (Series 2009B-1) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.320%, 8/6/2009	9,000,000
3,300,000		Oregon Health and Science University, (Series 2009B-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	3,300,000
146,740,000		Oregon State, 2.50% TANs, 6/30/2010	149,441,400
38,200,000		Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	38,200,000
28,800,000		Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.280%, 8/5/2009	28,800,000
		TOTAL	243,741,400
		Pennsylvania--8.2%
7,245,000		Allegheny County, PA Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/6/2009	7,245,000
9,810,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	9,810,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	4,300,000
4,100,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$14,925,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.500%, 8/6/2009	$14,925,000
2,310,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.380%, 8/6/2009	2,310,000
12,150,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 0.340%, 8/3/2009	12,150,000
10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.400%, 8/5/2009	10,000,000
6,200,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Citibank N.A., New York LOC), 0.340%, 8/5/2009	6,200,000
4,100,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.400%, 8/5/2009	4,100,000
5,000,000		Berks County, PA Municipal Authority, (Series 2009 A-1) Weekly VRDNs (Reading Hospital & Medical Center)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 8/6/2009	5,000,000
25,900,000		Berks County, PA Municipal Authority, (Series 2009 A-2) Weekly VRDNs (Reading Hospital & Medical Center)/(Branch Banking & Trust Co. LIQ), 0.320%, 8/6/2009	25,900,000
8,500,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.320%, 8/6/2009	8,500,000
6,100,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.350%, 8/6/2009	6,100,000
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/6/2009	10,000,000
8,000,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (Nucor Corp.), 0.400%, 8/5/2009	8,000,000
8,635,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.310%, 8/6/2009	8,635,000
4,500,000		Butler County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Butler Health System)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	4,500,000
8,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 0.750%, 8/6/2009	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$23,450,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 1.750%, 8/5/2009	$23,450,000
8,200,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	8,200,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.500%, 8/6/2009	6,000,000
22,500,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.340%, 8/6/2009	22,500,000
2,690,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 1.000%, 8/6/2009	2,690,000
6,375,000		Dallastown Area School District, PA, (Series 2009) VRNs, 2.040%, 4/15/2010	6,415,116
10,630,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/7/2009	10,630,000
5,620,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.290%, 8/6/2009	5,620,000
18,740,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 1.250%, 8/5/2009	18,740,000
21,095,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	21,095,000
20,270,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	20,270,000
9,185,000		Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	9,185,000
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.330%, 8/6/2009	4,000,000
6,000,000		Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	6,000,000
13,290,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	13,290,000
10,000,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.310%, 8/6/2009	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$3,610,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	$3,610,000
52,125,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.380%, 8/6/2009	52,125,000
76,475,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	76,475,000
4,300,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 8/6/2009	4,300,000
8,220,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.350%, 8/6/2009	8,220,000
21,360,000		Montgomery County, PA IDA, (Series 2005) Weekly VRDNs (Meadowood Corp.)/(Citizens Bank of Pennsylvania LOC), 2.450%, 8/6/2009	21,360,000
7,750,000		Montgomery County, PA IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 0.300%, 8/5/2009	7,750,000
14,410,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.350%, 8/6/2009	14,410,000
1,100,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.590%, 8/5/2009	1,100,000
400,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.450%, 8/6/2009	400,000
6,000,000		Pennsylvania EDFA, (Series 2009A), 0.90% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 12/10/2009	6,000,000
6,000,000		Pennsylvania EDFA, (Series 2009B), 1.25% TOBs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2009	6,000,000
6,000,000		Pennsylvania EDFA, (Series 2009C) Weekly VRDNs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), 0.350%, 8/5/2009	6,000,000
12,875,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2009A) Weekly VRDNs (Sunoco, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2009	12,875,000
5,520,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(National City Bank LOC), 0.350%, 8/6/2009	5,520,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.330%, 8/6/2009	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$11,705,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 8/5/2009	$11,705,000
6,895,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 8/5/2009	6,895,000
67,045,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/6/2009	67,045,000
28,200,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/6/2009	28,200,000
20,000,000		Pennsylvania State Higher Education Facilities Authority, (2008 Series A) Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	20,000,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	3,500,000
3,440,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 8/6/2009	3,440,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 8/6/2009	7,700,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.490%, 8/6/2009	3,000,000
10,765,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 8/6/2009	10,765,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.330%, 8/6/2009	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 1.250%, 8/5/2009	11,500,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	7,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$5,040,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 8/6/2009	$5,040,000
9,700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 8/6/2009	9,700,000
10,690,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(Dexia Credit Local LIQ), 1.250%, 8/6/2009	10,690,000
10,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.380%, 8/6/2009	10,000,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.450%, 8/6/2009	4,750,000
2,900,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	2,900,000
10,125,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.750%, 8/3/2009	10,125,000
13,775,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 0.300%, 8/6/2009	13,775,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 2.450%, 8/6/2009	20,000,000
28,700,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.360%, 8/6/2009	28,700,000
1,875,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.410%, 8/6/2009	1,875,000
34,075,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	34,075,000
26,400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	26,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$9,250,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	$9,250,000
3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	3,500,000
35,000,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	35,000,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	29,900,000
67,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	67,500,000
5,000,000		Philadelphia, PA School District, (Series 2008 C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.290%, 8/6/2009	5,000,000
7,795,000		Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.310%, 8/6/2009	7,795,000
5,000,000		Philadelphia, PA School District, (Series C of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.290%, 8/6/2009	5,000,000
62,500,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	63,507,794
40,395,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.700%, 8/5/2009	40,395,000
101,035,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.550%, 8/6/2009	101,035,000
6,115,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 8/6/2009	6,115,000
26,040,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 8/6/2009	26,040,000
4,000,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.330%, 8/6/2009	4,000,000
13,850,000		Somerset County, PA, (Series 2008A) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.580%, 8/6/2009	13,850,000
6,720,000		Somerset County, PA, (Series 2008C) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.580%, 8/6/2009	6,720,000
23,100,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.350%, 8/5/2009	23,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,445,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 8/7/2009	$2,445,000
6,200,000		Southcentral PA, General Authority, (Series 2008B) Weekly VRDNs (Wellspan Health Obligated Group)/(Citizens Bank of Pennsylvania LOC), 1.720%, 8/5/2009	6,200,000
14,200,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/5/2009	14,200,000
9,300,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 1.720%, 8/5/2009	9,300,000
24,950,000		State Public School Building Authority, PA, (Series D of 2009) Weekly VRDNs (Harrisburg School District)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	24,950,000
9,505,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.350%, 8/6/2009	9,505,000
2,100,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	2,100,000
		TOTAL	1,456,892,910
		South Carolina--1.6%
19,595,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 1.800%, 8/6/2009	19,595,000
9,000,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	9,000,000
10,000,000		Lexington, SC Waterworks and Sewer System, (Series 2008), 2.25% BANs, 12/15/2009	10,002,757
37,680,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	37,680,000
4,700,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.450%, 8/6/2009	4,700,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 8/6/2009	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 1.850%, 8/5/2009	8,410,000
5,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$4,700,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	$4,700,000
14,750,000	[3,4]	South Carolina State Public Service Authority, (ROCs RR II R-12291) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.560%, 8/6/2009	14,750,000
13,470,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/5/2009	13,470,000
105,010,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.280%, 8/5/2009	105,010,000
35,250,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.370%, 8/5/2009	35,250,000
		TOTAL	276,977,757
		South Dakota--0.1%
10,000,000		South Dakota Housing Development Authority, (2008 Series H), 2.50% Bonds, 1/4/2010	10,057,040
		Tennessee--1.7%
44,850,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	44,850,000
5,465,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	5,465,000
4,900,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	4,900,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.370%, 8/5/2009	5,000,000
20,615,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.260%, 8/3/2009	20,615,000
5,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.840%, 8/6/2009	5,800,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 1.850%, 8/5/2009	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$11,335,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	$11,335,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	6,150,000
2,440,000		Jackson, TN, 2.00% Bonds (Assured Guaranty Corp. INS), 3/1/2010	2,450,585
44,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	44,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.850%, 8/5/2009	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	8,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	15,000,000
25,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	25,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 2.250%, 8/6/2009	8,450,000
24,700,000		Memphis, TN, (Series 2009), 2.00% BANs, 5/18/2010	24,986,914
11,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (Lipscomb University)/(SunTrust Bank LOC), 1.850%, 8/5/2009	11,000,000
5,200,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.340%, 8/5/2009	5,200,000
3,885,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.450%, 8/5/2009	3,885,000
2,050,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 0.360%, 8/6/2009	2,050,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.360%, 8/6/2009	$7,225,000
22,300,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.350%, 8/6/2009	22,300,000
		TOTAL	302,062,499
		Texas--10.5%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.550%, 8/5/2009	9,680,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.390%, 8/6/2009	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-61) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.440%, 8/6/2009	24,150,000
8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.050%, 8/6/2009	8,650,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 8/6/2009	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 8/6/2009	11,500,000
10,400,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	10,400,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	400,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/5/2010	20,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/25/2010	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$44,200,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/3/2009	$44,200,000
20,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wachovia Bank N.A. LOC), 0.290%, 8/6/2009	20,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 8/6/2009	7,500,000
3,625,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.230%, 8/6/2009	3,625,000
6,580,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/6/2009	6,580,000
121,750,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 8/3/2009	121,750,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.400%, 8/6/2009	13,000,000
266,720,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.330%, 8/3/2009	266,720,000
6,200,000		Houston, TX Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	6,200,000
9,880,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 1.050%, 8/6/2009	9,880,000
4,730,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.150%, 8/1/2009	4,730,000
40,000,000		Houston, TX, (Series 2009), 2.00% TRANs, 6/30/2010	40,570,007
5,300,000		Houston, TX, (Series E-1), 0.55% CP, Mandatory Tender 8/26/2009	5,300,000
21,495,000		Houston, TX, (Series H-2), 0.30% CP, Mandatory Tender 8/18/2009	21,495,000
8,945,000	[3,4]	Irving, TX ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.350%, 8/6/2009	8,945,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$5,130,000	[3,4]	Lamar, TX Consolidated ISD, (ROCs RR II R-12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank N.A., New York LIQ), 0.390%, 8/6/2009	$5,130,000
18,965,000	[3,4]	Longview, TX ISD, STAGE (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 8/6/2009	18,965,000
22,065,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.360%, 8/6/2009	22,065,000
6,000,000		Northside, TX ISD, (Series A), 2.00% TOBs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2009	6,000,000
29,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.320%, 8/5/2009	29,000,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 8/5/2009	28,000,000
7,935,000	[3,4]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.410%, 8/6/2009	7,935,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.310%, 8/5/2009	25,000,000
23,675,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.310%, 8/5/2009	23,675,000
37,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	37,000,000
26,965,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-5) Weekly VRDNs (Christus Health System)/(Compass Bank, Birmingham LOC), 0.350%, 8/5/2009	26,965,000
27,890,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008E) Weekly VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 8/5/2009	27,890,000
21,550,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 1.000%, 8/5/2009	21,550,000
30,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (MT-549) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.010%, 8/6/2009	30,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.000%, 8/6/2009	$93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.000%, 8/6/2009	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.000%, 8/6/2009	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.490%, 8/6/2009	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 0.490%, 8/6/2009	160,405,000
15,880,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 0.400%, 8/5/2009	15,880,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank N.A., New York LIQ), 0.390%, 8/6/2009	8,685,000
300,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	300,301,364
10,450,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 0.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 1/14/2010	10,450,000
27,250,000		Travis County, TX HFDC, (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.280%, 8/6/2009	27,250,000
		TOTAL	1,852,136,371
		Utah--0.5%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.370%, 8/5/2009	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.350%, 8/5/2009	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.380%, 8/5/2009	22,350,000
15,500,000		Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	15,500,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.340%, 8/6/2009	47,500,000
		TOTAL	97,215,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Vermont--0.1%
$8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	$8,555,000
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 2.100%, 8/3/2009	7,815,000
		TOTAL	16,370,000
		Virginia--3.2%
8,105,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 1.850%, 8/5/2009	8,105,000
8,260,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.410%, 8/6/2009	8,260,000
22,630,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.410%, 8/6/2009	22,630,000
10,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	10,500,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/5/2009	15,040,000
4,300,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/6/2009	4,300,000
10,975,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	10,975,000
32,730,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.950%, 8/5/2009	32,730,000
35,000,000		Fairfax County, VA IDA, (Series 2005A-2) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.950%, 8/5/2009	35,000,000
3,050,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 1.250%, 8/4/2009	3,050,000
20,000,000		Fairfax County, VA IDA, (Series 2009B-1), 0.55% TOBs (Inova Health System), Mandatory Tender 3/8/2010	20,000,000
23,393,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 8/6/2009	23,393,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,700,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	$4,700,000
4,375,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.900%, 8/5/2009	4,375,000
8,700,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	8,700,000
6,830,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	6,830,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	8,655,000
5,665,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 0.290%, 8/6/2009	5,665,000
9,945,000		Lynchburg, VA IDA, (Series 2004 A) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 1.850%, 8/6/2009	9,945,000
5,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	5,375,000
8,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	8,900,000
3,950,000		Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	3,950,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.500%, 8/6/2009	21,000,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.500%, 8/6/2009	21,000,000
6,485,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 1.850%, 8/5/2009	6,485,000
6,215,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	6,215,000
4,750,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	4,750,000
6,000,000		Norfolk, VA EDA, (Series 2009C) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.230%, 8/5/2009	6,000,000
13,000,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.550%, 8/5/2009	13,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$15,060,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	$15,060,000
15,100,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	15,100,000
26,500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	26,500,000
43,150,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	43,150,000
46,925,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	46,925,000
41,925,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	41,925,000
7,080,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	7,080,000
3,545,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	3,545,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.900%, 8/5/2009	5,270,000
12,420,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 1.850%, 8/6/2009	12,420,000
6,000,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Children's Hospital of the King's Daughters, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	6,000,000
		TOTAL	566,753,000
		Washington--1.1%
5,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 0.450%, 8/6/2009	5,000,000
25,240,000	[3,4]	King County, WA Sewer System, (ROCs RR II R-12290) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 0.560%, 8/6/2009	25,240,000
3,395,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	3,395,000
10,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	10,001,566
23,280,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	23,554,386
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$13,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2009B), 2.00% BANs, 8/5/2010	$13,200,890
5,400,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 0.250%, 8/6/2009	5,400,000
7,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	7,000,000
12,000,000		Washington State Health Care Facilities Authority, (Series 2009B) Weekly VRDNs (Swedish Health Services)/(U.S. Bank, N.A. LOC), 0.260%, 8/6/2009	12,000,000
17,400,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	17,400,000
6,065,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	6,065,000
24,635,000		Washington State Housing Finance Commission, (Series 2007B) Weekly VRDNs (Eastside Catholic School)/(U.S. Bank, N.A. LOC), 0.340%, 8/6/2009	24,635,000
16,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs (Panorama)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	16,000,000
16,240,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.340%, 8/6/2009	16,240,000
3,065,000		Washington State School Districts, 4.00% Bonds (GTD by Washington State), 12/1/2009	3,096,828
		TOTAL	188,228,670
		West Virginia--0.1%
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	10,000,000
7,600,000		West Virginia State Hospital Finance Authority, (Series A) Weekly VRDNs (West Virginia United Health System)/(Branch Banking & Trust Co. LOC), 0.320%, 8/6/2009	7,600,000
		TOTAL	17,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--3.2%
$15,000,000		Appleton, WI Redevelopment Authority, (Series 2001B) Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 3.250%, 8/5/2009	$15,000,000
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.460%, 8/6/2009	22,000,000
3,400,000		Glendale River Hills School District, WI, 2.50% TRANs, 8/19/2009	3,400,903
18,000,000		Oak Creek, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/5/2009	18,000,000
9,100,000		Pleasant Prairie, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/5/2009	9,100,000
19,450,000		Sun Prairie, WI Area School District, 2.00% BANs, 3/1/2010	19,586,595
43,450,000		University of Wisconsin Hospital and Clinics Authority, (Series 2009B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.250%, 8/6/2009	43,450,000
20,000,000		Wisconsin School Districts, 3.00% TRANs (U.S. Bank, N.A. LOC), 10/30/2009	20,063,237
22,350,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	22,350,000
21,000,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	21,000,000
6,185,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	6,185,000
17,675,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.000%, 8/6/2009	17,675,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.000%, 8/6/2009	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(Harris, N.A. LIQ), 0.400%, 8/6/2009	51,000,000
26,500,000		Wisconsin State HEFA, (Series 2008A) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	26,500,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.430%, 8/6/2009	3,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$32,860,000		Wisconsin State HEFA, (Series 2008B) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.690%, 8/3/2009	$32,860,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.430%, 8/6/2009	6,490,000
4,100,000		Wisconsin State HEFA, (Series 2008B-3) Weekly VRDNs (Marquette University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	4,100,000
4,145,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	4,145,000
20,000,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	20,000,000
39,400,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 8/6/2009	39,400,000
100,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	101,759,478
		TOTAL	557,335,213
		Wyoming--0.1%
9,000,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	9,000,000
3,760,000		Sweetwater County, WY PCRB, (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.460%, 8/5/2009	3,760,000
		TOTAL	12,760,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	17,625,329,501
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	42,606,371
		TOTAL NET ASSETS--100%	$17,667,935,872

At July 31, 2009, the Fund holds no securities that are subject to the federal AMT.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $1,831,130,000, which represented 10.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $1,831,130,000, which represented 10.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$--	$17,625,329,501	$--	$17,625,329,501

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB(s)	--Industrial Development Bond(s)
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Total investments in securities, at amortized cost and value		$17,625,329,501
Income receivable		28,206,113
Receivable for shares sold		27,644,765
Prepaid temporary guarantee program insurance (Note 2)		591,143
TOTAL ASSETS		17,681,771,522
Liabilities:
Payable for shares redeemed	$9,198,861
Bank overdraft	31,585
Payable for Directors'/Trustees' fees	16,136
Payable for shareholder services fee (Note 5)	402,497
Income distribution payable	3,615,067
Accrued expenses	571,504
TOTAL LIABILITIES		13,835,650
Net assets for 17,667,099,685 shares outstanding		$17,667,935,872
Net Assets Consist of:
Paid-in capital		$17,667,080,202
Accumulated net realized gain on investments		858,333
Distributions in excess of net investment income		(2,663)
TOTAL NET ASSETS		$17,667,935,872
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$14,743,752,700 ÷ 14,743,407,020 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,924,183,172 ÷ 2,923,692,665 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$228,138,704
Expenses:
Investment adviser fee (Note 5)		$28,901,129
Administrative personnel and services fee (Note 5)		11,236,075
Custodian fees		477,803
Transfer and dividend disbursing agent fees and expenses		248,622
Directors'/Trustees' fees		94,640
Auditing fees		20,055
Legal fees		62,356
Portfolio accounting fees		175,352
Shareholder services fee--Institutional Service Shares (Note 5)		4,977,660
Account administration fee--Institutional Service Shares (Note 5)		1,770,056
Share registration costs		353,624
Printing and postage		200,441
Insurance premiums		32,795
Temporary guarantee program insurance (Note 2)		3,944,975
Miscellaneous		51,182
TOTAL EXPENSES		52,546,765
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(11,608,814)
Waiver of administrative personnel and services fee (Note 5)	(239,196)
Reduction of custodian fees (Note 6)	(429,417)
TOTAL WAIVERS AND REDUCTION		(12,277,427)
Net expenses			40,269,338
Net investment income			187,869,366
Net realized gain on investments			990,732
Change in net assets resulting from operations			$188,860,098
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$187,869,366	$318,621,278
Net realized gain on investments	990,732	2,721,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	188,860,098	321,342,355
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(157,096,111)	(247,419,999)
Institutional Service Shares	(30,890,006)	(71,101,829)
Distributions from net realized gain on investments
Institutional Shares	(1,996,665)	(458,685)
Institutional Service Shares	(491,342)	(170,666)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(190,474,124)	(319,151,179)
Share Transactions:
Proceeds from sale of shares	56,367,850,018	67,050,546,287
Net asset value of shares issued to shareholders in payment of distributions declared	82,255,114	152,863,503
Cost of shares redeemed	(51,457,814,084)	(63,826,908,665)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,992,291,048	3,376,501,125
Change in net assets	4,990,677,022	3,378,692,301
Net Assets:
Beginning of period	12,677,258,850	9,298,566,549
End of period (including undistributed (distributions in excess of) net investment income of $(2,663) and $114,088, respectively)	$17,667,935,872	$12,677,258,850

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The Financial Highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund investments normally will not be subject to the federal AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury") through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,916,295,052	$48,916,295,052	56,628,314,819	$56,628,314,819
Shares issued to shareholders in payment of distributions declared	69,313,162	69,313,162	129,086,127	129,086,127
Shares redeemed	(44,294,123,154)	(44,294,123,154)	(53,358,530,426)	(53,358,530,426)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,691,485,060	$4,691,485,060	3,398,870,520	$3,398,870,520

Year Ended July 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,451,554,966	$7,451,554,966	10,422,231,468	$10,422,231,468
Shares issued to shareholders in payment of distributions declared	12,941,952	12,941,952	23,777,376	23,777,376
Shares redeemed	(7,163,690,930)	(7,163,690,930)	(10,468,378,239)	(10,468,378,239)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	300,805,988	$300,805,988	(22,369,395)	$(22,369,395)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,992,291,048	$4,992,291,048	3,376,501,125	$3,376,501,125

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008
Tax-exempt income	$187,986,117	$318,521,828
Ordinary income [1]	$ 1,104,864	$ 251,740
Long-term capital gains	$ 1,383,143	$ 377,611

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(2,663)
Undistributed ordinary income	$85,046
Undistributed long-term capital gains	$773,287

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser voluntarily waived $11,608,814 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $239,196 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, FSSC received $6,522 of fees paid by the Fund. For the year ended July 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,888,189,000 and $6,631,814,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2009, the Fund's expenses were reduced by $429,417 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2009, 100% of the distributions from net investment income was exempt from federal income tax.

For the year ended July 31, 2009, the amount of long-term capital gains designated by the Fund was $1,383,143.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS OF THE FUND AND THE BOARD OF TRUSTEES OF FEDERATED MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Free Obligations Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Audit Committee of the Federated Fund Board of Directors or Trustees; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2009

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination or these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401

39006 (9/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Trust For
U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.028	0.048	0.039	0.018
Net realized gain on investments	0.000 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.028	0.048	0.039	0.018

Less Distributions:
Distributions from net investment income	(0.003)	(0.028)	(0.048)	(0.039)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.003)	(0.028)	(0.048)	(0.039)	(0.018)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.29%	2.85%	4.91%	3.93%	1.86%

Ratios to Average Net Assets:

Net expenses	0.46%	0.46%	0.46%	0.45%	0.45%

Net investment income	0.32%	2.84%	4.79%	3.83%	1.82%

Expense waiver/reimbursement[3]	0.11%	0.07%	0.07%[4]	0.27%[4]	0.32%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$225,258	$428,344	$522,294	$524,802	$520,178

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period[1]

Actual	$1,000	$1,000.00	$2.13

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.66	$2.16

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2009, the Fund’s portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets

Repurchase Agreements	57.4%

U.S. Treasury Securities	42.3%

Other Assets and Liabilities--Net[2]	0.3%

TOTAL	100.0%

At July 31, 2009, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	51.2%

8-30 Days	15.4%

31-90 Days	8.6%

91-180 Days	10.8%

181 Days or more	13.7%

Other Assets and Liabilities--Net[2]	0.3%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2009

Principal Amount			Value

		REPURCHASE AGREEMENTS--57.4%
$11,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.22%, dated 7/7/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $925,293,944 on 8/28/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $943,655,761.	$11,000,000
2,295,000		Interest in $5,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,083,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $5,100,085,072.	2,295,000
23,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Calyon Securities will repurchase securities provided as collateral for $2,000,033,333 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,040,051,068.	23,000,000
11,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $1,020,017,037.	11,000,000
22,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 7/29/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,082,639 on 8/5/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,034,858.	22,000,000
11,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 7/28/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,054,444 on 8/4/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $2,040,047,674.	11,000,000
3,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 7/24/2009, under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,146,389 on 8/24/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2014 and the market value of those underlying securities was $1,020,048,251.	3,000,000
23,000,000		Interest in $1,900,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,900,031,667 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2010 and the market value of those underlying securities was $1,938,000,551.	23,000,000
		REPURCHASE AGREEMENTS--continued
$23,000,000		Interest in $1,475,000,000 joint repurchase agreement 0.20%, dated 7/31/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,475,024,583 on 8/3/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2013 and the market value of those underlying securities was $1,504,501,348.	$23,000,000

		TOTAL REPURCHASE AGREEMENTS	129,295,000

		U.S. TREASURY--42.3%
4,300,000	[2]	United States Treasury Bills, 0.290%, 10/8/2009	4,297,645
8,000,000	[2]	United States Treasury Bills, 0.300%, 11/27/2009	7,992,133
9,600,000	[2]	United States Treasury Bills, 0.420%, 8/13/2009	9,598,656
4,000,000	[2]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	3,987,951
5,600,000	[2]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	5,588,873
2,500,000	[2]	United States Treasury Bills, 0.545%, 7/1/2010	2,487,359
2,800,000	[2]	United States Treasury Bills, 0.665%, 11/19/2009	2,794,311
7,000,000		United States Treasury Notes, 2.000%, 2/28/2010	7,066,257
10,800,000		United States Treasury Notes, 2.125%, 1/31/2010	10,883,180
5,000,000		United States Treasury Notes, 3.125%, 11/30/2009	5,046,872
5,000,000		United States Treasury Notes, 3.375%, 9/15/2009	5,019,232
3,000,000		United States Treasury Notes, 3.500%, 11/15/2009	3,028,161
1,500,000		United States Treasury Notes, 3.625%, 1/15/2010	1,522,243
4,000,000		United States Treasury Notes, 3.625%, 10/31/2009	4,033,177
4,500,000		United States Treasury Notes, 4.000%, 8/31/2009	4,509,158
6,300,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	6,456,357
11,000,000		United States Treasury Notes, 4.875%, 8/15/2009	11,018,918

		TOTAL U.S. TREASURY	95,330,483

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	224,625,483

		OTHER ASSETS AND LIABILITIES -- NET--0.3%[4]	632,307

		TOTAL NET ASSETS--100%	$225,257,790

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total

Repurchase Agreements	$--	$129,295,000	$--	$129,295,000

Debt Securities:

U.S. Treasury	--	95,330,483	--	95,330,483

TOTAL SECURITIES	$--	$224,625,483	$--	$224,625,483

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2009

Assets:
Investments in repurchase agreements	$129,295,000
Investments in securities	95,330,483

Total investments in securities, at amortized cost and value		$224,625,483
Income receivable		690,474
Receivable for shares sold		9,213

TOTAL ASSETS		225,325,170

Liabilities:
Payable for shares redeemed	5,800
Bank overdraft	438
Payable for investment adviser fee (Note 5)	28,661
Payable for custodian fees	4,887
Payable for transfer and dividend disbursing agent fees and expenses	4,948
Payable for Directors’/Trustees’ fees	1,290
Payable for legal fees	2,030
Payable for portfolio accounting fees	13,961
Payable for share registration costs	1,425
Payable for printing and postage	1,472
Accrued expenses	2,468

TOTAL LIABILITIES		67,380

Net assets for 225,254,946 shares outstanding		$225,257,790

Net Assets Consist of:
Paid-in capital		$225,254,946
Accumulated net realized gain on investments		2,844

TOTAL NET ASSETS		$225,257,790

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$225,257,790 ÷ 225,254,946 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2009

Investment Income:
Interest			$2,959,189

Expenses:
Investment adviser fee (Note 5)		$1,516,597
Administrative personnel and services fee (Note 5)		295,100
Custodian fees		28,701
Transfer and dividend disbursing agent fees and expenses		23,460
Directors’/Trustees’ fees		4,491
Auditing fees		18,400
Legal fees		6,173
Portfolio accounting fees		83,937
Share registration costs		40,115
Printing and postage		14,943
Insurance premiums		5,311
Temporary guarantee program insurance (Note 2)		108,543
Miscellaneous		19,413

TOTAL EXPENSES		2,165,184

Waivers (Note 5):
Waiver of investment adviser fee	$(406,795)
Waiver of administrative personnel and services fee	(6,568)

TOTAL WAIVERS		(413,363)

Net expenses			1,751,821

Net investment income			1,207,368

Net realized gain on investments			23,324

Change in net assets resulting from operations			$1,230,692

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2009	2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,207,368	$14,539,405
Net realized gain on investments	23,324	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,230,692	14,539,405

Distributions to Shareholders:
Distributions from net investment income	(1,205,310)	(14,542,005)
Distributions from net realized gain on investments	(20,480)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,225,790)	(14,542,005)

Share Transactions:
Proceeds from sale of shares	1,536,613,240	2,049,234,317
Net asset value of shares issued to shareholders in payment of distributions declared	329,564	3,988,806
Cost of shares redeemed	(1,740,033,790)	(2,147,170,470)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(203,090,986)	(93,947,347)

Change in net assets	(203,086,084)	(93,949,947)

Net Assets:
Beginning of period	428,343,874	522,293,821

End of period (including distributions in excess of net investment income of $0 and $(2,058), respectively)	$225,257,790	$428,343,874

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of and during the year ended July 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

Prior to May 1, 2009 the Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The fee for the Program was recognized ratably over the period of participation and is recorded as temporary guarantee program insurance on the Fund’s Statement of Operations. Although the Treasury extended the Program through September 18, 2009, the Fund ceased participating on April 30, 2009.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2009	2008

Shares sold	1,536,613,240	2,049,234,317
Shares issued to shareholders in payment of distributions declared	329,564	3,988,806
Shares redeemed	(1,740,033,790)	(2,147,170,470)

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(203,090,986)	(93,947,347)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2009 and 2008, was as follows:

	2009	2008

Ordinary income[1]	$1,225,790	$14,542,005

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$2,844

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the Adviser waived $406,795 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,568 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2009, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,019,531 and $76,999,830, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2009, there were no outstanding loans. During the year ended July 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 21, 2009 and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 21, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 39 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009

Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct professor of law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Positions: Pennsylvania Superior Court Judge.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman, Audit Committee; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Fund’s Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since Janauary 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2009

TRUST FOR U.S. TREASURY OBLIGATIONS (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Trust For U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

28731 (9/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $756,600

Fiscal year ended 2008 - $723,300

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,432 and $7,642 respectively. Fiscal year ended 2009- Audit consents issued for N-14 merger documents.  Fiscal year ended 2008 – Audit consents issued for N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,172 and $0 respectively.  Fiscal year ended 2009- Fees for tax advice provided related to fund acquisition.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,525 and $0 respectively.  Fiscal year ended 2009- Discussions related to accounting for REMICs.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2009 - $132,745

Fiscal year ended 2008 - $278,692

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009